UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03373

SEGALL BRYANT & HAMILL TRUST
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Maggie Bull, Secretary

Segall Bryant & Hamill Trust, 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2025

Explanatory Note: The Registrant is filing this amendment to its Form N-CSRS for the reporting period ended June 30, 2025, originally filed with the Securities and Exchange Commission on September 8, 2025 (Accession Number 0001580642-25-005907). The sole purpose of this amendment is to add the Segall Bryant & Hamill Select Equity ETF’s existing series (S000080591) and class contracts (C000243104) to the list of series and classes to which the N-CSRS filing relates. The original N-CSRS filing contained information regarding the Fund, but the N-CSRS was not linked to the Fund’s filing page. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.

Item 1.	Reports to Stockholders.

(a)

Segall Bryant & Hamill Small Cap Value Fund - Retail (SBRVX)

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Value Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$55	1.14%

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the retail class of the Fund returned -2.63% against a return of -3.16% for the Russell 2000® Value Index and 5.75% for the Fund’s broad-based securities market index, the Russell 3000® Index.

Contributors to Return

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Materials, Industrials, and Information Technology. Materials benefited from strong stock selection overall. The three individual securities that contributed the most on an absolute basis were REV Group, Inc., MP Materials Corp., and Mercury Systems, Inc. Materials holding MP Materials realized significant appreciation due to concerns that China was going to cut off global supplies of rare earth minerals. MP Materials has the largest rare earth minerals mine in North America making the importance of its assets more appreciated by the market.

Detractors from Return

  The three sectors that detracted most from the Fund’s returns on an absolute basis were Health Care, Energy, and Consumer Discretionary. Stock selection was the primary cause for underperformance in Health Care. The three individual securities that detracted the most on an absolute basis were VF Corp., QuidelOrtho Corp., and NeoGenomics, Inc. Consumer Discretionary holding VF Corp. pulled back given a delay in its Vans brand’s return to growth, which was taken negatively by the market.

Stock Performance

Top 5	Average Weight	Contribution To Return
REV Group, Inc.	3.34	1.59
MP Materials Corp.	1.56	1.17
Mercury Systems, Inc.	2.73	0.90
O-I Glass, Inc.	1.78	0.64
Alamos Gold, Inc.	1.83	0.61

Bottom 5
Crescent Energy Co.	1.63	-0.84
Apogee Enterprises, Inc.	1.53	-0.93
NeoGenomics, Inc.	1.19	-1.00
QuidelOrtho Corp.	2.28	-1.10
VF Corp.	2.50	-1.22

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH Small Cap Value - Retail	Russell 2000® Value Index	Russell 3000® Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$9,517	$9,742	$10,214
Jun-2017	$11,220	$12,163	$12,104
Jun-2018	$12,955	$13,757	$13,893
Jun-2019	$13,625	$12,899	$15,141
Jun-2020	$11,909	$10,645	$16,130
Jun-2021	$17,809	$18,445	$23,253
Jun-2022	$14,907	$15,442	$20,029
Jun-2023	$16,344	$16,370	$23,825
Jun-2024	$17,355	$18,153	$29,335
Jun-2025	$19,001	$19,158	$33,822

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Small Cap Value - Retail	9.48%	9.79%	6.63%
Russell 2000® Value Index	5.54%	12.47%	6.72%
Russell 3000® Index	15.30%	15.96%	12.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$395,679,140
Number of Portfolio Holdings	75
Portfolio Turnover	14%
Total Advisory Fees Paid*	$1,715,955
Total Advisory Fees Paid %*	0.80%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Value	Value
Financials	20.4%
Industrials	19.4%
Information Technology	15.1%
Materials	12.4%
Health Care	10.2%
Consumer Discretionary	9.9%
Energy	3.8%
Utilities	3.6%
Real Estate	3.4%
Consumer Staples	0.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Valmont Industries, Inc.	3.4%
Mercury Systems, Inc.	3.0%
REV Group, Inc.	3.0%
AZZ, Inc.	2.7%
Ingevity Corp.	2.4%
Belden, Inc.	2.2%
Adapthealth Corp.	2.2%
O-I Glass, Inc.	2.2%
Progress Software Corp.	2.0%
Papa John's International, Inc.	2.0%

Country Weighting (% of net assets)

Value	Value
United States	94.3%
Canada	1.9%
Cayman Islands	1.6%
Belgium	0.8%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Small Cap Value Fund

TSR-SAR 063025-SBRVX

Semi-Annual Shareholder Report - June 30, 2025

Segall Bryant & Hamill Small Cap Value Fund - Institutional (SBHVX)

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Value Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47	0.97%

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the institutional class of the Fund returned -2.55% against a return of -3.16% for the Russell 2000® Value Index and 5.75% for the Fund’s broad-based securities market index, the Russell 3000® Index.

Contributors to Return

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Materials, Industrials, and Information Technology. Materials benefited from strong stock selection overall. The three individual securities that contributed the most on an absolute basis were REV Group, Inc., MP Materials Corp., and Mercury Systems, Inc. Materials holding MP Materials realized significant appreciation due to concerns that China was going to cut off global supplies of rare earth minerals. MP Materials has the largest rare earth minerals mine in North America making the importance of its assets more appreciated by the market.

Detractors from Return

  The three sectors that detracted most from the Fund’s returns on an absolute basis were Health Care, Energy, and Consumer Discretionary. Stock selection was the primary cause for underperformance in Health Care. The three individual securities that detracted the most on an absolute basis were VF Corp., QuidelOrtho Corp., and NeoGenomics, Inc. Consumer Discretionary holding VF Corp. pulled back given a delay in its Vans brand’s return to growth, which was taken negatively by the market.

Stock Performance

Top 5	Average Weight	Contribution To Return
REV Group, Inc.	3.34	1.59
MP Materials Corp.	1.56	1.17
Mercury Systems, Inc.	2.73	0.90
O-I Glass, Inc.	1.78	0.64
Alamos Gold, Inc.	1.83	0.61

Bottom 5
Crescent Energy Co.	1.63	-0.84
Apogee Enterprises, Inc.	1.53	-0.93
NeoGenomics, Inc.	1.19	-1.00
QuidelOrtho Corp.	2.28	-1.10
VF Corp.	2.50	-1.22

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH Small Cap Value - Inst	Russell 2000® Value Index	Russell 3000® Index
Jun-2015	$250,000	$250,000	$250,000
Jun-2016	$238,288	$243,545	$255,346
Jun-2017	$281,337	$304,083	$302,609
Jun-2018	$325,323	$343,916	$347,329
Jun-2019	$342,658	$322,471	$378,528
Jun-2020	$299,697	$266,113	$403,244
Jun-2021	$449,055	$461,120	$581,334
Jun-2022	$376,023	$386,047	$500,729
Jun-2023	$412,652	$409,239	$595,635
Jun-2024	$438,986	$453,829	$733,376
Jun-2025	$481,674	$478,950	$845,552

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Small Cap Value - Inst	9.72%	9.95%	6.78%
Russell 2000® Value Index	5.54%	12.47%	6.72%
Russell 3000® Index	15.30%	15.96%	12.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$395,679,140
Number of Portfolio Holdings	75
Portfolio Turnover	14%
Total Advisory Fees Paid	$1,715,955
Total Advisory Fees Paid %	0.80%

Sector Weighting (% of net assets)

Value	Value
Financials	20.4%
Industrials	19.4%
Information Technology	15.1%
Materials	12.4%
Health Care	10.2%
Consumer Discretionary	9.9%
Energy	3.8%
Utilities	3.6%
Real Estate	3.4%
Consumer Staples	0.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Valmont Industries, Inc.	3.4%
Mercury Systems, Inc.	3.0%
REV Group, Inc.	3.0%
AZZ, Inc.	2.7%
Ingevity Corp.	2.4%
Belden, Inc.	2.2%
Adapthealth Corp.	2.2%
O-I Glass, Inc.	2.2%
Progress Software Corp.	2.0%
Papa John's International, Inc.	2.0%

Country Weighting (% of net assets)

Value	Value
United States	94.3%
Canada	1.9%
Cayman Islands	1.6%
Belgium	0.8%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Small Cap Value Fund

TSR-SAR 063025-SBHVX

Semi-Annual Shareholder Report - June 30, 2025

Segall Bryant & Hamill Small Cap Growth Fund - Retail (WTSGX)

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$52	1.06%

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the retail class of the Fund returned -2.79% against a return of -0.48% for the Russell 2000® Growth Index and 5.75% for the Fund’s broad-based securities market index, the Russell 3000® Index.

Contributors to Return

  The one sector that contributed positively to the Fund’s returns on an absolute basis was Industrials. Industrials performance was driven by holdings with an emphasis on building solutions, infrastructure, and aerospace end markets. The three individual securities that contributed the most on an absolute basis were Limbach Holdings, Inc., Blueprint Medicines Corp., and Construction Partners, Inc. We believe Limbach, a building solutions provider for mechanical, electrical, and plumbing infrastructure, executed well on its strategic shift to deepen its relationships and work directly with building owners.

Detractors from Return

  The three sectors that detracted most from the Fund’s returns on an absolute basis were Health Care, Consumer Discretionary, and Materials. Consumer Discretionary sector performance was driven by poor stock selection along with weaker overall demand, in part, due to tariff uncertainty. The three individual securities that detracted the most on an absolute basis were Vaxcyte, Inc., Freshpet, Inc., and Glaukos Corp. Ophthalmic medical technology company Glaukos struggled in the period amid Medicare and insurance reimbursement challenges as it transitions to a next-generation solution.

Stock Performance

Top 5	Average Weight	Contribution To Return
Limbach Holdings, Inc.	1.58	1.12
Blueprint Medicines Corp.	1.70	1.08
Construction Partners, Inc.	1.92	0.67
Insmed, Inc.	1.70	0.66
VSE Corp.	1.95	0.56

Bottom 5
Sweetgreen, Inc.	0.66	-0.54
Saia, Inc.	1.12	-0.66
Glaukos Corp.	1.56	-0.67
Freshpet, Inc.	0.85	-0.68
Vaxcyte, Inc.	1.13	-1.12

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH Small Cap Growth - Retail	Russell 2000® Growth Index	Russell 3000® Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$8,776	$8,925	$10,214
Jun-2017	$11,359	$11,103	$12,104
Jun-2018	$14,396	$13,530	$13,893
Jun-2019	$15,642	$13,464	$15,141
Jun-2020	$17,689	$13,932	$16,130
Jun-2021	$28,121	$21,087	$23,253
Jun-2022	$19,547	$14,038	$20,029
Jun-2023	$21,957	$16,639	$23,825
Jun-2024	$24,041	$18,159	$29,335
Jun-2025	$25,773	$19,926	$33,822

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Small Cap Growth - Retail	7.21%	7.82%	9.93%
Russell 2000® Growth Index	9.73%	7.42%	7.14%
Russell 3000® Index	15.30%	15.96%	12.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$250,321,118
Number of Portfolio Holdings	90
Portfolio Turnover	0%
Total Advisory Fees Paid	$789,845
Total Advisory Fees Paid %	0.65%

Sector Weighting (% of net assets)

Value	Value
Industrials	23.4%
Information Technology	20.3%
Health Care	18.4%
Financials	10.6%
Consumer Discretionary	8.9%
Materials	5.1%
Energy	4.8%
Consumer Staples	4.6%
Real Estate	1.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mirion Technologies, Inc.	2.6%
Construction Partners, Inc.	2.4%
VSE Corp.	2.3%
Skyward Specialty Insurance Group, Inc.	2.0%
RadNet, Inc.	2.0%
Casella Waste Systems, Inc.	2.0%
Boot Barn Holdings, Inc.	2.0%
TechnipFMC PLC	1.9%
Box, Inc.	1.9%
HealthEquity, Inc.	1.9%

Country Weighting (% of net assets)

Value	Value
United States	88.5%
Canada	3.1%
United Kingdom	1.9%
Ireland	1.4%
Cayman Islands	1.1%
Bermuda	1.1%
Luxembourg	0.3%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Small Cap Growth Fund

TSR-SAR 063025-WTSGX

Semi-Annual Shareholder Report - June 30, 2025

Segall Bryant & Hamill Small Cap Growth Fund - Institutional (WISGX)

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$43	0.87%

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the institutional class of the Fund returned -2.71% against a return of -0.48% for the Russell 2000® Growth Index and 5.75% for the Fund’s broad-based securities market index, the Russell 3000® Index.

Contributors to Return

  The one sector that contributed positively to the Fund’s returns on an absolute basis was Industrials. Industrials performance was driven by holdings with an emphasis on building solutions, infrastructure, and aerospace end markets. The three individual securities that contributed the most on an absolute basis were Limbach Holdings, Inc., Blueprint Medicines Corp., and Construction Partners, Inc. We believe Limbach, a building solutions provider for mechanical, electrical, and plumbing infrastructure, executed well on its strategic shift to deepen its relationships and work directly with building owners.

Detractors from Return

  The three sectors that detracted most from the Fund’s returns on an absolute basis were Health Care, Consumer Discretionary, and Materials. Consumer Discretionary sector performance was driven by poor stock selection along with weaker overall demand, in part, due to tariff uncertainty. The three individual securities that detracted the most on an absolute basis were Vaxcyte, Inc., Freshpet, Inc., and Glaukos Corp. Ophthalmic medical technology company Glaukos struggled in the period amid Medicare and insurance reimbursement challenges as it transitions to a next-generation solution.

Stock Performance

Top 5	Average Weight	Contribution To Return
Limbach Holdings, Inc.	1.58	1.12
Blueprint Medicines Corp.	1.70	1.08
Construction Partners, Inc.	1.92	0.67
Insmed, Inc.	1.70	0.66
VSE Corp.	1.95	0.56

Bottom 5
Sweetgreen, Inc.	0.66	-0.54
Saia, Inc.	1.12	-0.66
Glaukos Corp.	1.56	-0.67
Freshpet, Inc.	0.85	-0.68
Vaxcyte, Inc.	1.13	-1.12

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH Small Cap Growth - Inst	Russell 2000® Growth Index	Russell 3000® Index
Jun-2015	$250,000	$250,000	$250,000
Jun-2016	$220,055	$223,121	$255,346
Jun-2017	$285,289	$277,566	$302,609
Jun-2018	$361,806	$338,248	$347,329
Jun-2019	$394,228	$336,590	$378,528
Jun-2020	$446,605	$348,299	$403,244
Jun-2021	$710,664	$527,185	$581,334
Jun-2022	$494,954	$350,943	$500,729
Jun-2023	$556,940	$415,979	$595,635
Jun-2024	$610,557	$453,985	$733,376
Jun-2025	$655,806	$498,148	$845,552

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Small Cap Growth - Inst	7.41%	7.99%	10.12%
Russell 2000® Growth Index	9.73%	7.42%	7.14%
Russell 3000® Index	15.30%	15.96%	12.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$250,321,118
Number of Portfolio Holdings	90
Portfolio Turnover	0%
Total Advisory Fees Paid	$789,845
Total Advisory Fees Paid %	0.65%

Sector Weighting (% of net assets)

Value	Value
Industrials	23.4%
Information Technology	20.3%
Health Care	18.4%
Financials	10.6%
Consumer Discretionary	8.9%
Materials	5.1%
Energy	4.8%
Consumer Staples	4.6%
Real Estate	1.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mirion Technologies, Inc.	2.6%
Construction Partners, Inc.	2.4%
VSE Corp.	2.3%
Skyward Specialty Insurance Group, Inc.	2.0%
RadNet, Inc.	2.0%
Casella Waste Systems, Inc.	2.0%
Boot Barn Holdings, Inc.	2.0%
TechnipFMC PLC	1.9%
Box, Inc.	1.9%
HealthEquity, Inc.	1.9%

Country Weighting (% of net assets)

Value	Value
United States	88.5%
Canada	3.1%
United Kingdom	1.9%
Ireland	1.4%
Cayman Islands	1.1%
Bermuda	1.1%
Luxembourg	0.3%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Small Cap Growth Fund

TSR-SAR 063025-WISGX

Semi-Annual Shareholder Report - June 30, 2025

Segall Bryant & Hamill Small Cap Core Fund - Retail (SBHCX)

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Core Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$53	1.10%

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the retail class of the Fund returned -2.71% against a return of -1.78% for the Russell 2000® Index and 5.75% for the Fund’s broad-based securities market index, the Russell 3000® Index.

Contributors to Return

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Consumer Staples, and Real Estate. Industrials performance was driven by solid stock selection. The three individual securities that contributed the most on an absolute basis were REV Group, Inc., iRhythm Technologies, Inc., and RBC Bearings, Inc. REV Group posted solid top- and bottom-line results that reflected the ongoing benefits of the pricing, backlog conversion, and operational excellence programs implemented by its new management team in recent years.

Detractors from Return

  The three sectors that detracted most from the Fund’s returns on an absolute basis were Consumer Discretionary, Health Care, and Energy. Consumer Discretionary performance was pressured by tariff announcements, which raised concerns about higher input costs and potential impacts on consumer spending. The three individual securities that detracted the most on an absolute basis were Columbus McKinnon Corp., Globant S.A., and Globus Medical, Inc. Globus reported a disappointing quarter with headwinds to several of its businesses.

Stock Performance

Top 5	Average Weight	Contribution To Return
REV Group, Inc.	1.54	0.67
iRhythm Technologies, Inc.	1.08	0.61
RBC Bearings, Inc.	2.04	0.50
Crane Co.	1.79	0.44
Casey's General Stores, Inc.	1.51	0.38

Bottom 5
Azenta, Inc.	0.91	-0.44
Bio-Techne Corp.	1.53	-0.57
Globus Medical, Inc.	1.63	-0.57
Globant S.A.	0.75	-0.64
Columbus McKinnon Corp.	0.61	-0.66

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH Small Cap Core - Retail	Russell 2000® Index	Russell 3000® Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$9,420	$9,327	$10,214
Jun-2017	$11,113	$11,621	$12,104
Jun-2018	$12,888	$13,663	$13,893
Jun-2019	$13,432	$13,211	$15,141
Jun-2020	$13,609	$12,335	$16,130
Jun-2021	$20,255	$19,987	$23,253
Jun-2022	$17,186	$14,951	$20,029
Jun-2023	$19,879	$16,790	$23,825
Jun-2024	$22,608	$18,479	$29,335
Jun-2025	$23,378	$19,898	$33,822

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Small Cap Core - Retail	3.41%	11.43%	8.86%
Russell 2000® Index	7.68%	10.04%	7.12%
Russell 3000® Index	15.30%	15.96%	12.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$92,915,370
Number of Portfolio Holdings	84
Portfolio Turnover	17%
Total Advisory Fees Paid*	$278,887
Total Advisory Fees Paid %*	0.69%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Value	Value
Industrials	29.5%
Health Care	16.2%
Information Technology	14.8%
Financials	9.3%
Materials	8.7%
Consumer Discretionary	8.0%
Energy	2.5%
Real Estate	2.2%
Consumer Staples	2.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
EnPro Industries, Inc.	2.4%
RBC Bearings, Inc.	2.2%
Agilysys, Inc.	2.0%
Ensign Group, Inc. (The)	2.0%
Crane Co.	2.0%
Valmont Industries, Inc.	1.9%
Silgan Holdings, Inc.	1.9%
SouthState Corp.	1.8%
Casella Waste Systems, Inc.	1.8%
Element Solutions, Inc.	1.8%

Country Weighting (% of net assets)

United States 89.3%
Canada 2.7%
Jersey 1.0%
Luxembourg 0.3%

Value	Value
United States	89.3%
Canada	2.7%
Jersey	1.0%
Luxembourg	0.3%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Small Cap Core Fund

TSR-SAR 063025-SBHCX

Semi-Annual Shareholder Report - June 30, 2025

Segall Bryant & Hamill Small Cap Core Fund - Institutional (SBASX)

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Core Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$48	0.99%

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the institutional class of the Fund returned -2.69% against a return of -1.78% for the Russell 2000® Index and 5.75% for the Fund’s broad-based securities market index, the Russell 3000® Index.

Contributors to Return

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Consumer Staples, and Real Estate. Industrials performance was driven by solid stock selection. The three individual securities that contributed the most on an absolute basis were REV Group, Inc., iRhythm Technologies, Inc., and RBC Bearings, Inc. REV Group posted solid top- and bottom-line results that reflected the ongoing benefits of the pricing, backlog conversion, and operational excellence programs implemented by its new management team in recent years.

Detractors from Return

  The three sectors that detracted most from the Fund’s returns on an absolute basis were Consumer Discretionary, Health Care, and Energy. Consumer Discretionary performance was pressured by tariff announcements, which raised concerns about higher input costs and potential impacts on consumer spending. The three individual securities that detracted the most on an absolute basis were Columbus McKinnon Corp., Globant S.A., and Globus Medical, Inc. Globus reported a disappointing quarter with headwinds to several of its businesses.

Stock Performance

Top 5	Average Weight	Contribution To Return
REV Group, Inc.	1.54	0.67
iRhythm Technologies, Inc.	1.08	0.61
RBC Bearings, Inc.	2.04	0.50
Crane Co.	1.79	0.44
Casey's General Stores, Inc.	1.51	0.38

Bottom 5
Azenta, Inc.	0.91	-0.44
Bio-Techne Corp.	1.53	-0.57
Globus Medical, Inc.	1.63	-0.57
Globant S.A.	0.75	-0.64
Columbus McKinnon Corp.	0.61	-0.66

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH Small Cap Core - Inst	Russell 2000® Index	Russell 3000® Index
Jun-2015	$250,000	$250,000	$250,000
Jun-2016	$235,849	$233,174	$255,346
Jun-2017	$278,665	$290,536	$302,609
Jun-2018	$323,657	$341,571	$347,329
Jun-2019	$337,808	$330,267	$378,528
Jun-2020	$342,888	$308,387	$403,244
Jun-2021	$511,248	$499,666	$581,334
Jun-2022	$434,508	$373,763	$500,729
Jun-2023	$503,214	$419,760	$595,635
Jun-2024	$573,572	$461,972	$733,376
Jun-2025	$593,092	$497,457	$845,552

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Small Cap Core - Inst	3.40%	11.58%	9.02%
Russell 2000® Index	7.68%	10.04%	7.12%
Russell 3000® Index	15.30%	15.96%	12.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$92,915,370
Number of Portfolio Holdings	84
Portfolio Turnover	17%
Total Advisory Fees Paid*	$278,887
Total Advisory Fees Paid %*	0.69%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Value	Value
Industrials	29.5%
Health Care	16.2%
Information Technology	14.8%
Financials	9.3%
Materials	8.7%
Consumer Discretionary	8.0%
Energy	2.5%
Real Estate	2.2%
Consumer Staples	2.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
EnPro Industries, Inc.	2.4%
RBC Bearings, Inc.	2.2%
Agilysys, Inc.	2.0%
Ensign Group, Inc. (The)	2.0%
Crane Co.	2.0%
Valmont Industries, Inc.	1.9%
Silgan Holdings, Inc.	1.9%
SouthState Corp.	1.8%
Casella Waste Systems, Inc.	1.8%
Element Solutions, Inc.	1.8%

Country Weighting (% of net assets)

Value	Value
United States	89.3%
Canada	2.7%
Jersey	1.0%
Luxembourg	0.3%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Small Cap Core Fund

TSR-SAR 063025-SBASX

Semi-Annual Shareholder Report - June 30, 2025

Segall Bryant & Hamill All Cap Fund - Retail (SBRAX)

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Segall Bryant & Hamill All Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$43	0.86%

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the retail class of the Fund returned 2.46% against a return of 5.75% for the Fund’s broad-based securities market index, the Russell 3000® Index.

Contributors to Return

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Financials, and Information Technology. A recovery in data-center-related companies, along with continued strong performance in aerospace and defense stocks, drove Industrials sector outperformance. The three individual securities that contributed the most on an absolute basis were ATI, Inc., Microsoft Corp., and JPMorgan Chase & Co. For ATI, there has been a growing appreciation for the company’s multi-year opportunity in premium aerospace products, which drove shares to new highs during the period.

Detractors from Return

  The three sectors that detracted most from the Fund’s returns on an absolute basis were Health Care, Consumer Discretionary, and Materials. Underperformance in Health Care was linked to regulatory uncertainties and a rotation away from defensive groups in the market. The three individual securities that detracted the most on an absolute basis were Marvell Technology, Inc., UnitedHealth Group, Inc., and Zebra Technologies Corp. For Marvell Technology, there were new concerns related to the potential share loss on a high-profile, application-specific semiconductor chip with top customer Amazon.com Inc.

Stock Performance

Top 5	Average Weight	Contribution To Return
ATI, Inc.	1.62	1.02
Microsoft Corp.	4.49	0.92
JPMorgan Chase & Co.	3.16	0.69
Quanta Services, Inc.	2.07	0.55
Intuit, Inc.	1.48	0.53

Bottom 5
Bio-Techne Corp.	1.19	-0.41
Apple, Inc.	2.39	-0.56
Zebra Technologies Corp.	0.73	-0.68
UnitedHealth Group, Inc.	1.50	-0.87
Marvell Technology, Inc.	2.15	-0.88

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH All Cap - Retail	Russell 3000® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,992	$10,214
Jun-2017	$11,288	$12,104
Jun-2018	$12,512	$13,893
Jun-2019	$13,927	$15,141
Jun-2020	$15,334	$16,130
Jun-2021	$21,846	$23,253
Jun-2022	$19,158	$20,029
Jun-2023	$21,415	$23,825
Jun-2024	$25,096	$29,335
Jun-2025	$27,151	$33,822

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH All Cap - Retail	8.19%	12.10%	10.50%
Russell 3000® Index	15.30%	15.96%	12.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$93,732,613
Number of Portfolio Holdings	54
Portfolio Turnover	20%
Total Advisory Fees Paid*	$248,436
Total Advisory Fees Paid %*	0.52%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Value	Value
Information Technology	28.9%
Financials	16.2%
Industrials	13.5%
Consumer Discretionary	12.5%
Health Care	11.2%
Communication Services	6.4%
Consumer Staples	3.8%
Energy	3.2%
Real Estate	1.4%
Materials	1.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.8%
JPMorgan Chase & Co.	3.5%
Alphabet, Inc.	3.3%
Visa, Inc.	3.2%
Amazon.com, Inc.	3.2%
Meta Platforms, Inc.	3.1%
ServiceNow, Inc.	2.6%
Globe Life, Inc.	2.5%
Quanta Services, Inc.	2.5%
Reinsurance Group of America, Inc.	2.5%

Country Weighting (% of net assets)

Value	Value
United States	91.6%
Germany	2.2%
Ireland	1.8%
Canada	1.6%
United Kingdom	1.2%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill All Cap Fund

TSR-SAR 063025-SBRAX

Semi-Annual Shareholder Report - June 30, 2025

Segall Bryant & Hamill All Cap Fund - Institutional (SBHAX)

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Segall Bryant & Hamill All Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.84%

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the institutional class of the Fund returned 2.46% against a return of 5.75% for the Fund’s broad-based securities market index, the Russell 3000® Index.

Contributors to Return

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Financials, and Information Technology. A recovery in data-center-related companies, along with continued strong performance in aerospace and defense stocks, drove Industrials sector outperformance. The three individual securities that contributed the most on an absolute basis were ATI, Inc., Microsoft Corp., and JPMorgan Chase & Co. For ATI, there has been a growing appreciation for the company’s multi-year opportunity in premium aerospace products, which drove shares to new highs during the period.

Detractors from Return

  The three sectors that detracted most from the Fund’s returns on an absolute basis were Health Care, Consumer Discretionary, and Materials. Underperformance in Health Care was linked to regulatory uncertainties and a rotation away from defensive groups in the market. The three individual securities that detracted the most on an absolute basis were Marvell Technology, Inc., UnitedHealth Group, Inc., and Zebra Technologies Corp. For Marvell Technology, there were new concerns related to the potential share loss on a high-profile, application-specific semiconductor chip with top customer Amazon.com Inc.

Stock Performance

Top 5	Average Weight	Contribution To Return
ATI, Inc.	1.62	1.02
Microsoft Corp.	4.49	0.92
JPMorgan Chase & Co.	3.16	0.69
Quanta Services, Inc.	2.07	0.55
Intuit, Inc.	1.48	0.53

Bottom 5
Bio-Techne Corp.	1.19	-0.41
Apple, Inc.	2.39	-0.56
Zebra Technologies Corp.	0.73	-0.68
UnitedHealth Group, Inc.	1.50	-0.87
Marvell Technology, Inc.	2.15	-0.88

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH All Cap - Inst	Russell 3000® Index
Jun-2015	$250,000	$250,000
Jun-2016	$250,177	$255,346
Jun-2017	$283,057	$302,609
Jun-2018	$314,217	$347,329
Jun-2019	$350,260	$378,528
Jun-2020	$386,128	$403,244
Jun-2021	$550,395	$581,334
Jun-2022	$482,716	$500,729
Jun-2023	$539,611	$595,635
Jun-2024	$632,865	$733,376
Jun-2025	$684,622	$845,552

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH All Cap - Inst	8.18%	12.14%	10.60%
Russell 3000® Index	15.30%	15.96%	12.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$93,732,613
Number of Portfolio Holdings	54
Portfolio Turnover	20%
Total Advisory Fees Paid*	$248,436
Total Advisory Fees Paid %*	0.52%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Value	Value
Information Technology	28.9%
Financials	16.2%
Industrials	13.5%
Consumer Discretionary	12.5%
Health Care	11.2%
Communication Services	6.4%
Consumer Staples	3.8%
Energy	3.2%
Real Estate	1.4%
Materials	1.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.8%
JPMorgan Chase & Co.	3.5%
Alphabet, Inc.	3.3%
Visa, Inc.	3.2%
Amazon.com, Inc.	3.2%
Meta Platforms, Inc.	3.1%
ServiceNow, Inc.	2.6%
Globe Life, Inc.	2.5%
Quanta Services, Inc.	2.5%
Reinsurance Group of America, Inc.	2.5%

Country Weighting (% of net assets)

Value	Value
United States	91.6%
Germany	2.2%
Ireland	1.8%
Canada	1.6%
United Kingdom	1.2%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill All Cap Fund

TSR-SAR 063025-SBHAX

Semi-Annual Shareholder Report - June 30, 2025

Segall Bryant & Hamill Emerging Markets Fund - Retail (SBHEX)

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Emerging Markets Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$70	1.30%

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the retail class of the Fund returned 16.54% against a return of 15.27% for the MSCI Emerging Markets Index and 17.88% for the Fund’s broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

Contributors to Return

  The three countries that contributed most to the Fund’s returns on an absolute basis were China, South Korea, and Taiwan. China benefitted from positive news on economic data and AI model development as tensions around global trade eased. Korea advanced on hopes that the new elected president will enact capital market and corporate governance reforms. Taiwan rose on strong news for semiconductor companies.

Detractors from Return

  The three countries that detracted most from the Fund’s returns on an absolute basis were Malaysia, Turkey, and Hungary. In Malaysia, earnings from a property development company held by the Fund disappointed. In Turkey, consumer staples had the largest negative impact.

Stock Performance

Top 5	Average Weight	Contribution To Return
Taiwan Semiconductor Manufacturing Co., Ltd.	9.88	1.59
SK Hynix, Inc.	1.59	1.15
Alibaba Group Holding, Ltd.	2.74	1.14
Tencent Holdings, Ltd.	4.18	0.81
3SBio, Inc.	0.22	0.47

Bottom 5
Digital China Holdings, Ltd.	0.15	-0.08
Tianneng Power International, Ltd.	0.24	-0.08
NATCO Pharma, Ltd.	0.26	-0.10
REC, Ltd.	0.62	-0.15
Infosys, Ltd.	1.35	-0.26

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH Emerging Markets - Retail	MSCI Emerging Markets Index	MSCI ACWI ex-USA IMI Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$8,708	$8,795	$9,039
Jun-2017	$11,011	$10,883	$10,886
Jun-2018	$11,837	$11,775	$11,729
Jun-2019	$11,749	$11,918	$11,759
Jun-2020	$10,654	$11,514	$11,202
Jun-2021	$15,044	$16,224	$15,367
Jun-2022	$11,912	$12,121	$12,316
Jun-2023	$12,883	$12,334	$13,852
Jun-2024	$16,194	$13,881	$15,455
Jun-2025	$18,607	$16,003	$18,210

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Emerging Markets - Retail	14.90%	11.80%	6.41%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%
MSCI ACWI ex-USA IMI Index	17.83%	10.20%	6.18%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$73,545,215
Number of Portfolio Holdings	461
Portfolio Turnover	38%
Total Advisory Fees Paid*	$98,979
Total Advisory Fees Paid %*	0.30%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Value	Value
Financials	24.5%
Information Technology	23.7%
Consumer Discretionary	13.3%
Communication Services	10.1%
Industrials	6.6%
Materials	5.9%
Consumer Staples	4.3%
Energy	3.9%
Health Care	3.0%
Utilities	2.5%
Real Estate	2.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	9.9%
Tencent Holdings, Ltd.	4.1%
Alibaba Group Holding, Ltd.	2.3%
SK Hynix, Inc.	2.2%
Samsung Electronics Co., Ltd.	1.4%
Bank of China, Ltd.	1.2%
China Construction Bank Corp.	1.2%
CTBC Financial Holding Co., Ltd.	1.2%
Infosys, Ltd.	1.2%
Gree Electric Appliances, Inc. of Zhuhai	1.0%

Country Weighting (% of net assets)

Value	Value
China	28.4%
Taiwan	19.1%
India	18.3%
South Korea	11.0%
Brazil	4.3%
Saudi Arabia	3.2%
South Africa	3.2%
Mexico	1.8%
Malaysia	1.4%
Indonesia	1.4%
Other Countries	7.7%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction. Effective May 1, 2025, the expense cap for the Retail Class of the Fund was reduced to 1.14%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Emerging Markets Fund

TSR-SAR 063025-SBHEX

Semi-Annual Shareholder Report - June 30, 2025

Segall Bryant & Hamill Emerging Markets Fund - Institutional (SBEMX)

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Emerging Markets Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$62	1.15%

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the institutional class of the Fund returned 16.59% against a return of 15.27% for the MSCI Emerging Markets Index and 17.88% for the Fund’s broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

Contributors to Return

  The three countries that contributed most to the Fund’s returns on an absolute basis were China, South Korea, and Taiwan. China benefitted from positive news on economic data and AI model development as tensions around global trade eased. Korea advanced on hopes that the new elected president will enact capital market and corporate governance reforms. Taiwan rose on strong news for semiconductor companies.

Detractors from Return

  The three countries that detracted most from the Fund’s returns on an absolute basis were Malaysia, Turkey, and Hungary. In Malaysia, earnings from a property development company held by the Fund disappointed. In Turkey, consumer staples had the largest negative impact.

Stock Performance

Top 5	Average Weight	Contribution To Return
Taiwan Semiconductor Manufacturing Co., Ltd.	9.88	1.59
SK Hynix, Inc.	1.59	1.15
Alibaba Group Holding, Ltd.	2.74	1.14
Tencent Holdings, Ltd.	4.18	0.81
3SBio, Inc.	0.22	0.47

Bottom 5
Digital China Holdings, Ltd.	0.15	-0.08
Tianneng Power International, Ltd.	0.24	-0.08
NATCO Pharma, Ltd.	0.26	-0.10
REC, Ltd.	0.62	-0.15
Infosys, Ltd.	1.35	-0.26

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH Emerging Markets - Inst	MSCI Emerging Markets Index	MSCI ACWI ex-USA IMI Index
Jun-2015	$250,000	$250,000	$250,000
Jun-2016	$217,981	$219,863	$225,968
Jun-2017	$276,632	$272,069	$272,141
Jun-2018	$297,889	$294,386	$293,220
Jun-2019	$296,374	$297,942	$293,985
Jun-2020	$269,178	$287,848	$280,062
Jun-2021	$380,671	$405,591	$384,182
Jun-2022	$301,760	$303,035	$307,895
Jun-2023	$327,266	$308,339	$346,289
Jun-2024	$411,667	$347,028	$386,372
Jun-2025	$473,896	$400,075	$455,247

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Emerging Markets - Inst	15.12%	11.98%	6.60%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%
MSCI ACWI ex-USA IMI Index	17.83%	10.20%	6.18%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$73,545,215
Number of Portfolio Holdings	461
Portfolio Turnover	38%
Total Advisory Fees Paid*	$98,979
Total Advisory Fees Paid %*	0.30%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Value	Value
Financials	24.5%
Information Technology	23.7%
Consumer Discretionary	13.3%
Communication Services	10.1%
Industrials	6.6%
Materials	5.9%
Consumer Staples	4.3%
Energy	3.9%
Health Care	3.0%
Utilities	2.5%
Real Estate	2.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	9.9%
Tencent Holdings, Ltd.	4.1%
Alibaba Group Holding, Ltd.	2.3%
SK Hynix, Inc.	2.2%
Samsung Electronics Co., Ltd.	1.4%
Bank of China, Ltd.	1.2%
China Construction Bank Corp.	1.2%
CTBC Financial Holding Co., Ltd.	1.2%
Infosys, Ltd.	1.2%
Gree Electric Appliances, Inc. of Zhuhai	1.0%

Country Weighting (% of net assets)

Value	Value
China	28.4%
Taiwan	19.1%
India	18.3%
South Korea	11.0%
Brazil	4.3%
Saudi Arabia	3.2%
South Africa	3.2%
Mexico	1.8%
Malaysia	1.4%
Indonesia	1.4%
Other Countries	7.7%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction. Effective May 1, 2025, the expense cap for the Institutional Class of the Fund was reduced to 0.99%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Emerging Markets Fund

TSR-SAR 063025-SBEMX

Semi-Annual Shareholder Report - June 30, 2025

Segall Bryant & Hamill International Small Cap Fund - Retail (SBHSX)

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Segall Bryant & Hamill International Small Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$66	1.17%

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the retail class of the Fund returned 27.05% against a return of 20.89% for the MSCI EAFE Small Cap Index and 17.88% for the Fund’s broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

Contributors to Return

  The three countries that contributed most to the Fund’s returns on an absolute basis were Japan, the U.K., and Germany. Japan ended the period higher as U.S.-Japan trade talks continued and investors benefitted from higher dividend payouts and share buybacks. Germany announced plans to increase defense and infrastructure spending on concerns the U.S. will withdraw support for Europe’s defenses, which benefitted local companies. The U.K. rose on the announcement of a U.S.-U.K. trade deal.

Detractors from Return

  Hong Kong was the only country that detracted from the Fund’s returns on an absolute basis as earnings for consumer discretionary companies declined under the impact of increasing tariffs.

Stock Performance

Top 5	Average Weight	Contribution To Return
Koninklijke BAM Groep N.V.	1.09	0.95
Implenia A.G.	0.94	0.82
Betsson A.B.	1.11	0.68
Lion Finance Group PLC	1.15	0.68
Vicat S.A.C.A.	0.84	0.66

Bottom 5
Cosmo Pharmaceuticals N.V.	0.24	-0.10
Accent Group, Ltd.	0.29	-0.13
Yangzijiang Shipbuilding Holdings, Ltd.	0.54	-0.14
Yue Yuen Industrial Holdings, Ltd.	0.46	-0.22
NRW Holdings, Ltd.	0.73	-0.24

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH International Small Cap - Retail	MSCI EAFE Small Cap Index	MSCI ACWI ex-USA IMI Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$9,471	$9,633	$9,039
Jun-2017	$11,747	$11,866	$10,886
Jun-2018	$12,326	$13,343	$11,729
Jun-2019	$10,627	$12,496	$11,759
Jun-2020	$8,891	$12,057	$11,202
Jun-2021	$12,524	$16,998	$15,367
Jun-2022	$10,193	$12,922	$12,316
Jun-2023	$11,524	$14,237	$13,852
Jun-2024	$13,427	$15,345	$15,455
Jun-2025	$17,310	$18,792	$18,210

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH International Small Cap - Retail	28.92%	14.25%	5.64%
MSCI EAFE Small Cap Index	22.46%	9.28%	6.51%
MSCI ACWI ex-USA IMI Index	17.83%	10.20%	6.18%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$85,751,608
Number of Portfolio Holdings	317
Portfolio Turnover	53%
Total Advisory Fees Paid*	$180,166
Total Advisory Fees Paid %*	0.48%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Value	Value
Industrials	23.3%
Financials	13.0%
Consumer Discretionary	12.7%
Real Estate	10.7%
Information Technology	9.5%
Materials	9.2%
Health Care	5.5%
Consumer Staples	5.2%
Communication Services	4.2%
Energy	2.7%
Utilities	2.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Bank of Georgia Group PLC	1.2%
Koninklijke BAM Groep N.V.	1.2%
Implenia A.G.	1.2%
SANKYO Co., Ltd.	1.1%
Betsson A.B.	1.1%
Harel Insurance Investments & Financial Services, Ltd.	1.1%
Currys PLC	1.0%
BPER Banca	1.0%
Kobe Steel, Ltd.	0.9%
Life Corp.	0.9%

Country Weighting (% of net assets)

Value	Value
Japan	34.6%
United Kingdom	13.6%
Australia	9.4%
Sweden	5.3%
Switzerland	4.2%
Israel	4.2%
Germany	4.2%
France	3.8%
Italy	3.2%
Norway	2.5%
Other Countries	13.6%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill International Small Cap Fund

TSR-SAR 063025-SBHSX

Semi-Annual Shareholder Report - June 30, 2025

Segall Bryant & Hamill International Small Cap Fund - Institutional (SBSIX)

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Segall Bryant & Hamill International Small Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$59	1.05%

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the institutional class of the Fund returned 27.10% against a return of 20.89% for the MSCI EAFE Small Cap Index and 17.88% for the Fund’s broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

Contributors to Return

  The three countries that contributed most to the Fund’s returns on an absolute basis were Japan, the U.K., and Germany. Japan ended the period higher as U.S.-Japan trade talks continued and investors benefitted from higher dividend payouts and share buybacks. Germany announced plans to increase defense and infrastructure spending on concerns the U.S. will withdraw support for Europe’s defenses, which benefitted local companies. The U.K. rose on the announcement of a U.S.-U.K. trade deal.

Detractors from Return

  Hong Kong was the only country that detracted from the Fund’s returns on an absolute basis as earnings for consumer discretionary companies declined under the impact of increasing tariffs.

Stock Performance

Top 5	Average Weight	Contribution To Return
Koninklijke BAM Groep N.V.	1.09	0.95
Implenia A.G.	0.94	0.82
Betsson A.B.	1.11	0.68
Lion Finance Group PLC	1.15	0.68
Vicat S.A.C.A.	0.84	0.66

Bottom 5
Cosmo Pharmaceuticals N.V.	0.24	-0.10
Accent Group, Ltd.	0.29	-0.13
Yangzijiang Shipbuilding Holdings, Ltd.	0.54	-0.14
Yue Yuen Industrial Holdings, Ltd.	0.46	-0.22
NRW Holdings, Ltd.	0.73	-0.24

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH International Small Cap - Inst	MSCI EAFE Small Cap Index	MSCI ACWI ex-USA IMI Index
Jun-2015	$250,000	$250,000	$250,000
Jun-2016	$237,209	$240,829	$225,968
Jun-2017	$295,061	$296,649	$272,141
Jun-2018	$310,211	$333,578	$293,220
Jun-2019	$268,399	$312,409	$293,985
Jun-2020	$224,963	$301,413	$280,062
Jun-2021	$317,445	$424,940	$384,182
Jun-2022	$258,600	$323,049	$307,895
Jun-2023	$292,815	$355,920	$346,289
Jun-2024	$341,842	$383,626	$386,372
Jun-2025	$440,726	$469,801	$455,247

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH International Small Cap - Inst	28.93%	14.40%	5.83%
MSCI EAFE Small Cap Index	22.46%	9.28%	6.51%
MSCI ACWI ex-USA IMI Index	17.83%	10.20%	6.18%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$85,751,608
Number of Portfolio Holdings	317
Portfolio Turnover	53%
Total Advisory Fees Paid*	$180,166
Total Advisory Fees Paid %*	0.48%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Value	Value
Industrials	23.3%
Financials	13.0%
Consumer Discretionary	12.7%
Real Estate	10.7%
Information Technology	9.5%
Materials	9.2%
Health Care	5.5%
Consumer Staples	5.2%
Communication Services	4.2%
Energy	2.7%
Utilities	2.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Bank of Georgia Group PLC	1.2%
Koninklijke BAM Groep N.V.	1.2%
Implenia A.G.	1.2%
SANKYO Co., Ltd.	1.1%
Betsson A.B.	1.1%
Harel Insurance Investments & Financial Services, Ltd.	1.1%
Currys PLC	1.0%
BPER Banca	1.0%
Kobe Steel, Ltd.	0.9%
Life Corp.	0.9%

Country Weighting (% of net assets)

Value	Value
Japan	34.6%
United Kingdom	13.6%
Australia	9.4%
Sweden	5.3%
Switzerland	4.2%
Israel	4.2%
Germany	4.2%
France	3.8%
Italy	3.2%
Norway	2.5%
Other Countries	13.6%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill International Small Cap Fund

TSR-SAR 063025-SBSIX

Semi-Annual Shareholder Report - June 30, 2025

Segall Bryant & Hamill International Equity Fund - Retail (CIQRX)

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Segall Bryant & Hamill International Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$61	1.09%

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the retail class of the Fund returned 24.63% against a return of 19.45% for the MSCI EAFE Index and 17.88% for the Fund’s broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

Contributors to Return

  The three countries that contributed most to the Fund’s returns on an absolute basis were France, the U.K., and Germany. Concerns that the U.S. will withdraw support for Europe’s defenses convinced local governments to increase defense and infrastructure spending, which benefitted the local markets. Industrials and Materials rose in the three countries and were significant drivers of returns. The U.K. was further aided by the announcement of a trade deal with the U.S.

Detractors from Return

  Since all countries were positive for the period, no countries contributed negatively to absolute return.

Stock Performance

Top 5	Average Weight	Contribution To Return
Deutsche Bank A.G.	1.23	0.83
Novartis A.G.	2.18	0.57
Banco Bilbao Vizcaya Argentaria S.A.	1.07	0.57
Societe Generale S.A.	0.86	0.55
Engie S.A.	1.01	0.52

Bottom 5
Yue Yuen Industrial Holdings, Ltd.	0.15	-0.08
NRW Holdings, Ltd.	0.29	-0.11
Canon, Inc.	1.09	-0.13
Novo Nordisk A/S	0.45	-0.13
South32, Ltd.	0.56	-0.14

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	SBH International Equity - Retail	MSCI EAFE Index	MSCI ACWI ex-USA IMI Index
Oct-2021	$10,000	$10,000	$10,000
Jun-2022	$8,364	$8,039	$7,997
Jun-2023	$9,957	$9,549	$8,994
Jun-2024	$11,403	$10,650	$10,035
Jun-2025	$14,159	$12,538	$11,823

Average Annual Total Returns

	1 Year	Since Inception (10/27/2021)
SBH International Equity - Retail	24.18%	9.93%
MSCI EAFE Index	17.73%	6.35%
MSCI ACWI ex-USA IMI Index	17.83%	4.66%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$9,576,188
Number of Portfolio Holdings	384
Portfolio Turnover	43%
Total Advisory Fees Paid*	$0
Total Advisory Fees Paid %*	0.00%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Value	Value
Financials	22.9%
Industrials	18.8%
Health Care	11.4%
Consumer Discretionary	9.6%
Information Technology	8.4%
Consumer Staples	7.7%
Materials	5.4%
Communication Services	5.4%
Utilities	3.8%
Energy	2.8%
Real Estate	2.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Roche Holding A.G.	1.7%
Novartis A.G.	1.7%
GSK PLC	1.4%
Vinci S.A.	1.3%
ITOCHU Corp.	1.3%
Infineon Technologies A.G.	1.3%
NatWest Group PLC	1.3%
KDDI Corp.	1.3%
ANZ Group Holdings, Ltd.	1.3%
Deutsche Bank A.G.	1.2%

Country Weighting (% of net assets)

Value	Value
Japan	21.5%
United Kingdom	14.4%
France	11.8%
Germany	10.4%
Switzerland	9.0%
Australia	6.6%
Netherlands	4.2%
Sweden	4.2%
Italy	3.2%
Spain	3.1%
Other Countries	10.0%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction. Effective May 1, 2025, the expense cap for the Retail Class of the Fund was reduced to 0.99%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill International Equity Fund

TSR-SAR 063025-CIQRX

Semi-Annual Shareholder Report - June 30, 2025

Segall Bryant & Hamill International Equity Fund - Institutional (CIEQX)

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Segall Bryant & Hamill International Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$52	0.93%

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the institutional class of the Fund returned 24.85% against a return of 19.45% for the MSCI EAFE Index and 17.88% for the Fund’s broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

Contributors to Return

  The three countries that contributed most to the Fund’s returns on an absolute basis were France, the U.K., and Germany. Concerns that the U.S. will withdraw support for Europe’s defenses convinced local governments to increase defense and infrastructure spending, which benefitted the local markets. Industrials and Materials rose in the three countries and were significant drivers of returns. The U.K. was further aided by the announcement of a trade deal with the U.S.

Detractors from Return

  Since all countries were positive for the period, no countries contributed negatively to absolute return.

Stock Performance

Top 5	Average Weight	Contribution To Return
Deutsche Bank A.G.	1.23	0.83
Novartis A.G.	2.18	0.57
Banco Bilbao Vizcaya Argentaria S.A.	1.07	0.57
Societe Generale S.A.	0.86	0.55
Engie S.A.	1.01	0.52

Bottom 5
Yue Yuen Industrial Holdings, Ltd.	0.15	-0.08
NRW Holdings, Ltd.	0.29	-0.11
Canon, Inc.	1.09	-0.13
Novo Nordisk A/S	0.45	-0.13
South32, Ltd.	0.56	-0.14

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH International Equity - Inst	MSCI EAFE Index	MSCI ACWI ex-USA IMI Index
Oct-2021	$250,000	$250,000	$250,000
Jun-2022	$209,297	$200,985	$199,913
Jun-2023	$249,516	$238,713	$224,842
Jun-2024	$286,198	$266,253	$250,867
Jun-2025	$356,021	$313,452	$295,587

Average Annual Total Returns

	1 Year	Since Inception (10/27/2021)
SBH International Equity - Inst	24.40%	10.10%
MSCI EAFE Index	17.73%	6.35%
MSCI ACWI ex-USA IMI Index	17.83%	4.66%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$9,576,188
Number of Portfolio Holdings	384
Portfolio Turnover	43%
Total Advisory Fees Paid*	$0
Total Advisory Fees Paid %*	0.00%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Value	Value
Financials	22.9%
Industrials	18.8%
Health Care	11.4%
Consumer Discretionary	9.6%
Information Technology	8.4%
Consumer Staples	7.7%
Materials	5.4%
Communication Services	5.4%
Utilities	3.8%
Energy	2.8%
Real Estate	2.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Roche Holding A.G.	1.7%
Novartis A.G.	1.7%
GSK PLC	1.4%
Vinci S.A.	1.3%
ITOCHU Corp.	1.3%
Infineon Technologies A.G.	1.3%
NatWest Group PLC	1.3%
KDDI Corp.	1.3%
ANZ Group Holdings, Ltd.	1.3%
Deutsche Bank A.G.	1.2%

Country Weighting (% of net assets)

Value	Value
Japan	21.5%
United Kingdom	14.4%
France	11.8%
Germany	10.4%
Switzerland	9.0%
Australia	6.6%
Netherlands	4.2%
Sweden	4.2%
Italy	3.2%
Spain	3.1%
Other Countries	10.0%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction. Effective May 1, 2025, the expense cap for the Institutional Class of the Fund was reduced to 0.84%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill International Equity Fund

TSR-SAR 063025-CIEQX

Semi-Annual Shareholder Report - June 30, 2025

Segall Bryant & Hamill Global All Cap Fund - Retail (WTMVX)

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Global All Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$43	0.84%

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the retail class of the Fund returned 7.39% against a return of 9.47% for the Fund’s broad-based securities market index, the MSCI World Index.

Contributors to Return

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Financials, and Consumer Discretionary. A recovery in data-center-related companies, along with continued strong performance in aerospace and defense stocks, drove Industrials sector outperformance. The three individual securities that contributed the most on an absolute basis were Nintendo Co., Ltd., ATI, Inc., and Safran S.A. For Nintendo, outperformance was linked to the successful launch of the next-generation Switch 2 console coupled with strong previews of first-party and third-party games.

Detractors from Return

  The three sectors that detracted most from the Fund’s returns on an absolute basis were Health Care, Consumer Staples, and Utilities. Underperformance in Health Care was linked to regulatory uncertainties and a rotation away from defensive groups in the market. The three individual securities that detracted the most on an absolute basis were Marvell Technology, Inc., UnitedHealth Group, Inc., and Apple, Inc. For Marvell Technology, there were new concerns related to the potential share loss on a high-profile, application-specific semiconductor chip with top customer Amazon.com Inc.

Stock Performance

Top 5	Average Weight	Contribution To Return
Nintendo Co., Ltd.	2.19	1.14
ATI, Inc.	1.56	0.89
Safran S.A.	2.15	0.85
Microsoft Corp.	4.07	0.82
D'leteren Group	2.50	0.73

Bottom 5
TFI International, Inc.	0.30	-0.35
Bio-Techne Corp.	1.13	-0.40
Apple, Inc.	2.27	-0.58
UnitedHealth Group, Inc.	1.09	-0.64
Marvell Technology, Inc.	2.03	-0.98

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH Global All Cap - Retail	MSCI World Index
Jun-2015	$10,000	$10,000
Jun-2016	$10,698	$9,722
Jun-2017	$12,125	$11,491
Jun-2018	$12,475	$12,765
Jun-2019	$13,804	$13,573
Jun-2020	$13,352	$13,959
Jun-2021	$17,558	$19,409
Jun-2022	$15,137	$16,626
Jun-2023	$18,109	$19,704
Jun-2024	$21,281	$23,683
Jun-2025	$24,096	$27,533

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Global All Cap - Retail	13.23%	12.53%	9.19%
MSCI World Index	16.26%	14.55%	10.66%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$35,581,972
Number of Portfolio Holdings	56
Portfolio Turnover	13%
Total Advisory Fees Paid*	$15,835
Total Advisory Fees Paid %*	0.09%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Value	Value
Information Technology	26.1%
Financials	16.4%
Industrials	14.9%
Consumer Discretionary	14.8%
Health Care	8.3%
Communication Services	6.3%
Consumer Staples	5.3%
Energy	3.2%
Real Estate	1.5%
Materials	1.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.5%
JPMorgan Chase & Co.	3.3%
Constellation Software, Inc.	2.9%
D'ieteren Group	2.8%
Visa, Inc.	2.8%
ServiceNow, Inc.	2.6%
Safran S.A.	2.5%
Beazley PLC	2.5%
Amazon.com, Inc.	2.3%
Meta Platforms, Inc.	2.2%

Country Weighting (% of net assets)

Value	Value
United States	59.5%
Canada	7.1%
United Kingdom	6.9%
Belgium	4.5%
France	4.3%
Germany	3.1%
Italy	3.0%
Ireland	3.0%
Japan	2.0%
Switzerland	1.7%
Other Countries	3.1%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Global All Cap Fund

TSR-SAR 063025-WTMVX

Semi-Annual Shareholder Report - June 30, 2025

Segall Bryant & Hamill Global All Cap Fund - Institutional (WIMVX)

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Global All Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40	0.77%

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the institutional class of the Fund returned 7.42% against a return of 9.47% for the Fund’s broad-based securities market index, the MSCI World Index.

Contributors to Return

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Financials, and Consumer Discretionary. A recovery in data-center-related companies, along with continued strong performance in aerospace and defense stocks, drove Industrials sector outperformance. The three individual securities that contributed the most on an absolute basis were Nintendo Co., Ltd., ATI, Inc., and Safran S.A. For Nintendo, outperformance was linked to the successful launch of the next-generation Switch 2 console coupled with strong previews of first-party and third-party games.

Detractors from Return

  The three sectors that detracted most from the Fund’s returns on an absolute basis were Health Care, Consumer Staples, and Utilities. Underperformance in Health Care was linked to regulatory uncertainties and a rotation away from defensive groups in the market. The three individual securities that detracted the most on an absolute basis were Marvell Technology, Inc., UnitedHealth Group, Inc., and Apple, Inc. For Marvell Technology, there were new concerns related to the potential share loss on a high-profile, application-specific semiconductor chip with top customer Amazon.com Inc.

Stock Performance

Top 5	Average Weight	Contribution To Return
Nintendo Co., Ltd.	2.19	1.14
ATI, Inc.	1.56	0.89
Safran S.A.	2.15	0.85
Microsoft Corp.	4.07	0.82
D'leteren Group	2.50	0.73

Bottom 5
TFI International, Inc.	0.30	-0.35
Bio-Techne Corp.	1.13	-0.40
Apple, Inc.	2.27	-0.58
UnitedHealth Group, Inc.	1.09	-0.64
Marvell Technology, Inc.	2.03	-0.98

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH Global All Cap - Inst	MSCI World Index
Jun-2015	$250,000	$250,000
Jun-2016	$267,843	$243,051
Jun-2017	$304,198	$287,276
Jun-2018	$313,310	$319,127
Jun-2019	$347,276	$339,330
Jun-2020	$335,920	$348,978
Jun-2021	$442,663	$485,234
Jun-2022	$382,279	$415,662
Jun-2023	$457,691	$492,602
Jun-2024	$538,786	$592,070
Jun-2025	$610,283	$688,330

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Global All Cap - Inst	13.27%	12.68%	9.34%
MSCI World Index	16.26%	14.55%	10.66%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$35,581,972
Number of Portfolio Holdings	56
Portfolio Turnover	13%
Total Advisory Fees Paid*	$15,835
Total Advisory Fees Paid %*	0.09%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Value	Value
Information Technology	26.1%
Financials	16.4%
Industrials	14.9%
Consumer Discretionary	14.8%
Health Care	8.3%
Communication Services	6.3%
Consumer Staples	5.3%
Energy	3.2%
Real Estate	1.5%
Materials	1.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.5%
JPMorgan Chase & Co.	3.3%
Constellation Software, Inc.	2.9%
D'ieteren Group	2.8%
Visa, Inc.	2.8%
ServiceNow, Inc.	2.6%
Safran S.A.	2.5%
Beazley PLC	2.5%
Amazon.com, Inc.	2.3%
Meta Platforms, Inc.	2.2%

Country Weighting (% of net assets)

Value	Value
United States	59.5%
Canada	7.1%
United Kingdom	6.9%
Belgium	4.5%
France	4.3%
Germany	3.1%
Italy	3.0%
Ireland	3.0%
Japan	2.0%
Switzerland	1.7%
Other Countries	3.1%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Global All Cap Fund

TSR-SAR 063025-WIMVX

Semi-Annual Shareholder Report - June 30, 2025

Segall Bryant & Hamill Short Term Plus Fund - Retail (SBHPX)

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Short Term Plus Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$24	0.48%

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the retail class of the Fund returned 3.06% against a return of 2.92% for the Bloomberg 1-3 Year US Government/Credit Index and 4.02% for the Fund’s broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

Factors Affecting Performance

  The Fund holds short maturity, 0-3 year securities. During the first half of 2025, short assets had lower returns compared to longer maturities. Longer asset performance was driven by a decline in treasury yields. This was particularly pronounced in 5-10 year securities where Treasury yields fell 58 and 34 basis points, respectively.

  Sector selection had a positive impact on performance. The Fund was overweight corporate securities and underweight U.S. Treasury securities. Investment-grade corporate securities had excess returns of +0.21% during the period.

  Security selection had a positive impact on performance. The Fund benefited from its holdings in BB-rated securities, which had an excess return of 1.36% during the period. The Fund’s underweight to financials was a detractor. Financials outperformed all other sectors.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	SBH Short Term Plus - Retail	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$10,000	$10,000	$10,000
Jun-2019	$10,242	$10,324	$10,708
Jun-2020	$10,447	$10,758	$11,644
Jun-2021	$10,617	$10,806	$11,605
Jun-2022	$10,292	$10,421	$10,411
Jun-2023	$10,534	$10,475	$10,313
Jun-2024	$11,103	$10,985	$10,585
Jun-2025	$11,788	$11,638	$11,228

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/14/2018)
SBH Short Term Plus - Retail	6.17%	2.45%	2.55%
Bloomberg 1-3 Year US Government/Credit Index	5.94%	1.58%	2.35%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Industrial	61.5%
Utility	16.8%
U.S. Treasury Bonds & Notes	9.0%
Asset Backed Securities	6.4%
Finance	2.9%
Municipal Bonds	0.2%

Fund Statistics

Net Assets	$14,852,769
Number of Portfolio Holdings	72
Portfolio Turnover	19%
Total Advisory Fees Paid*	$0
Total Advisory Fees Paid %*	0.00%
Average maturity (years)	1.75
30-day SEC yield (with waivers)	4.15%
30-day SEC yield (without waivers)	2.61%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Ratings Allocation

Rating	% Portfolio
Cash	2.2
AAA	5.3
AA	11.6
A	17.3
BBB	51.9
BB	11.7

Duration Distribution

Duration	% Portfolio
0-1 yr	32.3
1-2 yrs	37.5
2-3 yrs	28.7
3-4 yrs	1.5

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's, each selected due to wide industry usage. The credit ratings range from AAA (highest) to D (lowest).

Totals may not sum to 100% due to rounding and, for the Sector Weighting graph only, the exclusion of cash and cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Short Term Plus Fund

TSR-SAR 063025-SBHPX

Semi-Annual Shareholder Report - June 30, 2025

Segall Bryant & Hamill Short Term Plus Fund - Institutional (SBAPX)

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Short Term Plus Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.40%

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the institutional class of the Fund returned 3.10% against a return of 2.92% for the Bloomberg 1-3 Year US Government/Credit Index and 4.02% for the Fund’s broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

Factors Affecting Performance

  The Fund holds short maturity, 0-3 year securities. During the first half of 2025, short assets had lower returns compared to longer maturities. Longer asset performance was driven by a decline in treasury yields. This was particularly pronounced in 5-10 year securities where Treasury yields fell 58 and 34 basis points, respectively.

  Sector selection had a positive impact on performance. The Fund was overweight corporate securities and underweight U.S. Treasury securities. Investment-grade corporate securities had excess returns of +0.21% during the period.

  Security selection had a positive impact on performance. The Fund benefited from its holdings in BB-rated securities, which had an excess return of 1.36% during the period. The Fund’s underweight to financials was a detractor. Financials outperformed all other sectors.

How has the Fund performed since inception?

Total Return Based on $250,000 Investment

	SBH Short Term Plus - Inst	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$250,000	$250,000	$250,000
Jun-2019	$256,131	$258,109	$267,709
Jun-2020	$261,582	$268,958	$291,106
Jun-2021	$266,001	$270,147	$290,136
Jun-2022	$258,112	$260,519	$260,275
Jun-2023	$264,676	$261,887	$257,834
Jun-2024	$279,179	$274,631	$264,617
Jun-2025	$296,322	$290,941	$280,696

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/14/2018)
SBH Short Term Plus - Inst	6.14%	2.53%	2.63%
Bloomberg 1-3 Year US Government/Credit Index	5.94%	1.58%	2.35%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Industrial	61.5%
Utility	16.8%
U.S. Treasury Bonds & Notes	9.0%
Asset Backed Securities	6.4%
Finance	2.9%
Municipal Bonds	0.2%

Fund Statistics

Net Assets	$14,852,769
Number of Portfolio Holdings	72
Portfolio Turnover	19%
Total Advisory Fees Paid*	$0
Total Advisory Fees Paid %*	0.00%
Average maturity (years)	1.75
30-day SEC yield (with waivers)	4.19%
30-day SEC yield (without waivers)	3.13%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Ratings Allocation

Rating	% Portfolio
Cash	2.2
AAA	5.3
AA	11.6
A	17.3
BBB	51.9
BB	11.7

Duration Distribution

Duration	% Portfolio
0-1 yr	32.3
1-2 yrs	37.5
2-3 yrs	28.7
3-4 yrs	1.5

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's, each selected due to wide industry usage. The credit ratings range from AAA (highest) to D (lowest).

Totals may not sum to 100% due to rounding and, for the Sector Weighting graph only, the exclusion of cash and cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Short Term Plus Fund

TSR-SAR 063025-SBAPX

Semi-Annual Shareholder Report - June 30, 2025

Segall Bryant & Hamill Plus Bond Fund - Retail (WTIBX)

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Plus Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$28	0.55%

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the retail class of the Fund returned 3.96% against a return of 4.02% for the Fund’s broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

Factors Affecting Performance

  The Fund was overweight corporate securities and mortgage-backed securities (MBS) versus the benchmark, while being underweight U.S. Treasury securities. Investment-grade corporate and MBS securities posted excess returns versus Treasuries of +0.21% and +0.10%, respectively, during the semi-annual period.

  The Fund’s allocation to high yield securities positively impacted performance. High yield posted +1.04% excess return versus Treasuries during the reporting period.

  The Fund’s duration was slightly shorter than the duration of the benchmark during the semi-annual period. Duration and yield-curve positioning had a negligible impact on performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH Plus Bond - Retail	Bloomberg U.S. Aggregate Bond Index
Jun-2015	$10,000	$10,000
Jun-2016	$10,568	$10,600
Jun-2017	$10,687	$10,567
Jun-2018	$10,734	$10,525
Jun-2019	$11,526	$11,353
Jun-2020	$12,444	$12,345
Jun-2021	$12,704	$12,304
Jun-2022	$11,299	$11,038
Jun-2023	$11,414	$10,934
Jun-2024	$11,894	$11,222
Jun-2025	$12,596	$11,904

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Plus Bond - Retail	5.91%	0.24%	2.33%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Mortgage-Backed Securities Passthrough	32.2%
Industrial	22.2%
U.S. Treasury Bonds & Notes	19.6%
Finance	9.8%
Utility	8.2%
Asset Backed Securities	2.7%
Municipal Bonds	2.0%
Residential Mortgage-Backed Securities	0.0%

Fund Statistics

Net Assets	$711,623,137
Number of Portfolio Holdings	149
Portfolio Turnover	21%
Total Advisory Fees Paid*	$801,559
Total Advisory Fees Paid %*	0.22%
Average maturity (years)	8.00
30-day SEC yield (with waivers)	4.30%
30-day SEC yield (without waivers)	4.17%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Ratings Allocation

Rating	% Portfolio
Cash	2.4
AAA	1.5
AA	54.1
A	12.2
BBB	17.2
BB	8.8
B & Below	2.2
Not Rated	1.6

Duration Distribution

Duration	% Portfolio
0-1 yr	6.1
1-3 yrs	19.4
3-4 yrs	8.1
4-6 yrs	23.2
6-8 yrs	29.8
8+ yrs	13.4

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's, each selected due to wide industry usage. The credit ratings range from AAA (highest) to D (lowest).

Totals may not sum to 100% due to rounding and, for the Sector Weighting graph only, the exclusion of cash and cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Plus Bond Fund

TSR-SAR 063025-WTIBX

Semi-Annual Shareholder Report - June 30, 2025

Segall Bryant & Hamill Plus Bond Fund - Institutional (WIIBX)

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Plus Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.40%

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the institutional class of the Fund returned 3.97% against a return of 4.02% for the Fund’s broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

Factors Affecting Performance

  The Fund was overweight corporate securities and mortgage-backed securities (MBS) versus the benchmark, while being underweight U.S. Treasury securities. Investment-grade corporate and MBS securities posted excess returns versus Treasuries of +0.21% and +0.10%, respectively, during the semi-annual period.

  The Fund’s allocation to high yield securities positively impacted performance. High yield posted +1.04% excess return versus Treasuries during the reporting period.

  The Fund’s duration was slightly shorter than the duration of the benchmark during the semi-annual period. Duration and yield-curve positioning had a negligible impact on performance.

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH Plus Bond - Inst	Bloomberg U.S. Aggregate Bond Index
Jun-2015	$250,000	$250,000
Jun-2016	$264,485	$265,003
Jun-2017	$267,902	$264,170
Jun-2018	$269,490	$263,120
Jun-2019	$290,031	$283,826
Jun-2020	$313,308	$308,631
Jun-2021	$320,391	$307,603
Jun-2022	$285,310	$275,944
Jun-2023	$289,016	$273,356
Jun-2024	$301,405	$280,548
Jun-2025	$319,528	$297,594

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Plus Bond - Inst	6.01%	0.39%	2.48%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Mortgage-Backed Securities Passthrough	32.2%
Industrial	22.2%
U.S. Treasury Bonds & Notes	19.6%
Finance	9.8%
Utility	8.2%
Asset Backed Securities	2.7%
Municipal Bonds	2.0%
Residential Mortgage-Backed Securities	0.0%

Fund Statistics

Net Assets	$711,623,137
Number of Portfolio Holdings	149
Portfolio Turnover	21%
Total Advisory Fees Paid*	$801,559
Total Advisory Fees Paid %*	0.22%
Average maturity (years)	8.00
30-day SEC yield (with waivers)	4.45%
30-day SEC yield (without waivers)	4.30%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Ratings Allocation

Rating	% Portfolio
Cash	2.4
AAA	1.5
AA	54.1
A	12.2
BBB	17.2
BB	8.8
B & Below	2.2
Not Rated	1.6

Duration Distribution

Duration	% Portfolio
0-1 yr	6.1
1-3 yrs	19.4
3-4 yrs	8.1
4-6 yrs	23.2
6-8 yrs	29.8
8+ yrs	13.4

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's, each selected due to wide industry usage. The credit ratings range from AAA (highest) to D (lowest).

Totals may not sum to 100% due to rounding and, for the Sector Weighting graph only, the exclusion of cash and cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Plus Bond Fund

TSR-SAR 063025-WIIBX

Semi-Annual Shareholder Report - June 30, 2025

Segall Bryant & Hamill Quality High Yield Fund - Retail (WTLTX)

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Quality High Yield Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$43	0.85%

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the retail class of the Fund returned 4.34% against a return of 4.57% for the Bloomberg U.S. High Yield - 2% Issuer Cap Index and 4.02% for the Fund’s broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

Factors Affecting Performance

  The Fund has a high-quality bias and was underweight CCC-rated securities and overweight BBB-rated securities versus its benchmark, the Bloomberg U.S. High Yield -2% issuer Cap Index. CCC-rated securities returned 3.55% during the semi-annual period vs. 4.50% for Intermediate BBB-rated securities, 4.98% for BB-rated securities, and 4.38% for B-rated securities.

  Security selection positively impacted returns during the reporting period as credit enhancing events for certain issuers outweighed underperforming issues.

  The Fund’s duration was shorter than its benchmark and regulatory broad-based securities market index, which detracted from performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH Quality High Yield - Retail	Bloomberg U.S. High Yield - 2% Issuer Capped Index	Bloomberg U.S. Aggregate Bond Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$10,426	$10,165	$10,600
Jun-2017	$11,339	$11,456	$10,567
Jun-2018	$11,445	$11,756	$10,525
Jun-2019	$12,283	$12,635	$11,353
Jun-2020	$12,546	$12,634	$12,345
Jun-2021	$13,877	$14,572	$12,304
Jun-2022	$12,345	$12,704	$11,038
Jun-2023	$13,284	$13,856	$10,934
Jun-2024	$14,502	$15,302	$11,222
Jun-2025	$15,658	$16,875	$11,904

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Quality High Yield - Retail	7.97%	4.53%	4.59%
Bloomberg U.S. High Yield - 2% Issuer Capped Index	10.28%	5.96%	5.37%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Industrial	78.7%
Finance	11.1%
Utility	7.2%

Fund Statistics

Net Assets	$64,094,643
Number of Portfolio Holdings	61
Portfolio Turnover	19%
Total Advisory Fees Paid*	$97,583
Total Advisory Fees Paid %*	0.30%
Average maturity (years)	3.62
30-day SEC yield (with waivers)	5.06%
30-day SEC yield (without waivers)	4.91%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Ratings Allocation

Rating	% Portfolio
Cash	1.6
BBB	8.2
BB	70.1
B & Below	17.2
Not Rated	3.0

Duration Distribution

Duration	% Portfolio
0-1 yr	15.6
1-3 yrs	56.8
3-4 yrs	10.5
4-6 yrs	13.6
6-8 yrs	2.2
8+ yrs	1.3

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's, each selected due to wide industry usage. The credit ratings range from AAA (highest) to D (lowest).

Totals may not sum to 100% due to rounding and, for the Sector Weighting graph only, the exclusion of cash and cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Quality High Yield Fund

TSR-SAR 063025-WTLTX

Semi-Annual Shareholder Report - June 30, 2025

Segall Bryant & Hamill Quality High Yield Fund - Institutional (WILTX)

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Quality High Yield Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.70%

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the institutional class of the Fund returned 4.35% against a return of 4.57% for the Bloomberg U.S. High Yield - 2% Issuer Cap Index and 4.02% for the Fund’s broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

Factors Affecting Performance

  The Fund has a high-quality bias and was underweight CCC-rated securities and overweight BBB-rated securities versus its benchmark, the Bloomberg U.S. High Yield -2% issuer Cap Index. CCC-rated securities returned 3.55% during the semi-annual period vs. 4.50% for Intermediate BBB-rated securities, 4.98% for BB-rated securities, and 4.38% for B-rated securities.

  Security selection positively impacted returns during the reporting period as credit enhancing events for certain issuers outweighed underperforming issues.

  The Fund’s duration was shorter than its benchmark and regulatory broad-based securities market index, which detracted from performance.

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH Quality High Yield - Inst	Bloomberg U.S. High Yield - 2% Issuer Capped Index	Bloomberg U.S. Aggregate Bond Index
Jun-2015	$250,000	$250,000	$250,000
Jun-2016	$260,750	$254,137	$265,003
Jun-2017	$284,620	$286,388	$264,170
Jun-2018	$287,863	$293,892	$263,120
Jun-2019	$309,062	$315,863	$283,826
Jun-2020	$316,507	$315,854	$308,631
Jun-2021	$350,169	$364,303	$307,603
Jun-2022	$311,897	$317,589	$275,944
Jun-2023	$336,418	$346,397	$273,356
Jun-2024	$367,770	$382,538	$280,548
Jun-2025	$397,628	$421,878	$297,594

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Quality High Yield - Inst	8.12%	4.67%	4.75%
Bloomberg U.S. High Yield - 2% Issuer Capped Index	10.28%	5.96%	5.37%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Industrial	78.7%
Finance	11.1%
Utility	7.2%

Fund Statistics

Net Assets	$64,094,643
Number of Portfolio Holdings	61
Portfolio Turnover	19%
Total Advisory Fees Paid*	$97,583
Total Advisory Fees Paid %*	0.30%
Average maturity (years)	3.62
30-day SEC yield (with waivers)	5.22%
30-day SEC yield (without waivers)	5.12%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Ratings Allocation

Rating	% Portfolio
Cash	1.6
BBB	8.2
BB	70.1
B & Below	17.2
Not Rated	3.0

Duration Distribution

Duration	% Portfolio
0-1 yr	15.6
1-3 yrs	56.8
3-4 yrs	10.5
4-6 yrs	13.6
6-8 yrs	2.2
8+ yrs	1.3

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's, each selected due to wide industry usage. The credit ratings range from AAA (highest) to D (lowest).

Totals may not sum to 100% due to rounding and, for the Sector Weighting graph only, the exclusion of cash and cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Quality High Yield Fund

TSR-SAR 063025-WILTX

Semi-Annual Shareholder Report - June 30, 2025

Segall Bryant & Hamill Municipal Opportunities Fund - Retail (WTTAX)

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Municipal Opportunities Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$32	0.65%

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the retail class of the Fund returned 1.35% against a return of 1.09% for the Bloomberg 1-15 Year Municipal Blend Index and -0.35% for the Fund’s broad-based securities market index, the Bloomberg Municipal Bond Index.

Factors Affecting Performance

  Municipal bonds experienced a volatile first half of 2025. Yields increased sharply early in the second quarter following tariff-related announcements but quickly reversed, which led to a modest rally before moving lower. Our strategy of investing in short- and long-term bonds was challenged by the Fund’s yield curve (yields across different maturities of bonds) positioning, but the Fund’s higher average yield helped offset the impact. We also had a material bond repricing in one of the Fund’s top ten largest positions, as the bond was priced at a significant discount and partially called at par. At the end of the period, we believe our tactical positioning across different maturities will continue to contribute to Fund’s performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	SBH Municipal Opportunities - Retail	Bloomberg 1-15 Year Municipal Blend Index	Bloomberg Municipal Bond Index
Dec-2016	$10,000	$10,000	$10,000
Jun-2017	$10,649	$10,394	$10,447
Jun-2018	$11,024	$10,499	$10,611
Jun-2019	$11,662	$11,142	$11,322
Jun-2020	$12,232	$11,608	$11,826
Jun-2021	$12,971	$11,965	$12,318
Jun-2022	$11,713	$11,184	$11,263
Jun-2023	$11,792	$11,495	$11,621
Jun-2024	$12,300	$11,805	$11,995
Jun-2025	$12,739	$12,115	$12,128

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/16/2016)
SBH Municipal Opportunities - Retail	3.57%	0.82%	2.88%
Bloomberg 1-15 Year Municipal Blend Index	2.63%	0.86%	2.27%
Bloomberg Municipal Bond Index	1.11%	0.51%	2.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Revenue	58.5%
General Obligation	15.6%
U.S. Treasury Bonds & Notes	10.3%
Variable Rate Demand Note	4.7%
Industrial	4.4%
Local Authority	4.2%
CMBS	1.1%

Fund Statistics

Net Assets	$186,318,454
Number of Portfolio Holdings	159
Portfolio Turnover	44%
Total Advisory Fees Paid*	$214,989
Total Advisory Fees Paid %*	0.24%
Average maturity (years)	7.84
30-day SEC yield (with waivers)	3.24%
30-day SEC yield (without waivers)	3.06%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Ratings Allocation

Rating	% Portfolio
AAA	11.9
AA	51.1
A	19.8
BBB	4.0
BB	3.1
B	4.4
Not Rated	5.8

Duration Distribution

Duration	% Portfolio
0-1 yr	25.2
1-3 yrs	19.1
3-4 yrs	10.2
4-6 yrs	8.6
6-8 yrs	2.7
8+ yrs	34.3

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's, each selected due to wide industry usage. The credit ratings range from AAA (highest) to D (lowest).

Totals may not sum to 100% due to rounding and, for the Sector Weighting graph only, the exclusion of cash and cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Municipal Opportunities Fund

TSR-SAR 063025-WTTAX

Semi-Annual Shareholder Report - June 30, 2025

Segall Bryant & Hamill Municipal Opportunities Fund - Institutional (WITAX)

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Municipal Opportunities Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.50%

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the institutional class of the Fund returned 1.42% against a return of 1.09% for the Bloomberg 1-15 Year Municipal Blend Index and -0.35% for the Fund’s broad-based securities market index, the Bloomberg Municipal Bond Index.

Factors Affecting Performance

  Municipal bonds experienced a volatile first half of 2025. Yields increased sharply early in the second quarter following tariff-related announcements but quickly reversed, which led to a modest rally before moving lower. Our strategy of investing in short- and long-term bonds was challenged by the Fund’s yield curve (yields across different maturities of bonds) positioning, but the Fund’s higher average yield helped offset the impact. We also had a material bond repricing in one of the Fund’s top ten largest positions, as the bond was priced at a significant discount and partially called at par. At the end of the period, we believe our tactical positioning across different maturities will continue to contribute to Fund’s performance.

How has the Fund performed since inception?

Total Return Based on $250,000 Investment

	SBH Municipal Opportunities - Inst	Bloomberg 1-15 Year Municipal Blend Index	Bloomberg Municipal Bond Index
Dec-2016	$250,000	$250,000	$250,000
Jun-2017	$266,599	$259,860	$261,179
Jun-2018	$276,387	$262,478	$265,266
Jun-2019	$292,591	$278,560	$283,055
Jun-2020	$307,681	$290,196	$295,646
Jun-2021	$326,455	$299,129	$307,962
Jun-2022	$295,515	$279,596	$281,565
Jun-2023	$297,953	$287,375	$290,537
Jun-2024	$310,944	$295,113	$299,872
Jun-2025	$322,505	$302,885	$303,208

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/16/2016)
SBH Municipal Opportunities - Inst	3.72%	0.95%	3.03%
Bloomberg 1-15 Year Municipal Blend Index	2.63%	0.86%	2.27%
Bloomberg Municipal Bond Index	1.11%	0.51%	2.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Revenue	58.5%
General Obligation	15.6%
U.S. Treasury Bonds & Notes	10.3%
Variable Rate Demand Note	4.7%
Industrial	4.4%
Local Authority	4.2%
CMBS	1.1%

Fund Statistics

Net Assets	$186,318,454
Number of Portfolio Holdings	159
Portfolio Turnover	44%
Total Advisory Fees Paid*	$214,989
Total Advisory Fees Paid %*	0.24%
Average maturity (years)	7.84
30-day SEC yield (with waivers)	3.39%
30-day SEC yield (without waivers)	3.28%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Ratings Allocation

Rating	% Portfolio
AAA	11.9
AA	51.1
A	19.8
BBB	4.0
BB	3.1
B	4.4
Not Rated	5.8

Duration Distribution

Duration	% Portfolio
0-1 yr	25.2
1-3 yrs	19.1
3-4 yrs	10.2
4-6 yrs	8.6
6-8 yrs	2.7
8+ yrs	34.3

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's, each selected due to wide industry usage. The credit ratings range from AAA (highest) to D (lowest).

Totals may not sum to 100% due to rounding and, for the Sector Weighting graph only, the exclusion of cash and cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Municipal Opportunities Fund

TSR-SAR 063025-WITAX

Semi-Annual Shareholder Report - June 30, 2025

Segall Bryant & Hamill Colorado Tax-Free Fund - Retail (WTCOX)

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Colorado Tax-Free Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$32	0.64%

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the retail class of the Fund returned 0.12% against a return of 1.09% for the Bloomberg 1-15 Year Municipal Blend Index and -0.35% for the Fund’s broad-based securities market index, the Bloomberg Municipal Bond Index.

Factors Affecting Performance

  The Colorado municipal bond market remained fundamentally sound in the first half of 2025, supported by strong state reserves and moderate debt levels. The Fund’s strategy of investing in short- and long-term bonds was challenged by a steepening yield curve (a growing difference in short- and long-term interest rates) in bonds with maturities of over 10 years. One of our higher education credit holdings was downgraded, which negatively impacted its price, and detracted from the Fund’s performance. The combination of medium-term bonds rallying and relative yield curve positioning led to underperformance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH Colorado Tax Free - Retail	Bloomberg 1-15 Year Municipal Blend Index	Bloomberg Municipal Bond Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$10,658	$10,613	$10,765
Jun-2017	$10,586	$10,596	$10,713
Jun-2018	$10,759	$10,703	$10,880
Jun-2019	$11,368	$11,359	$11,610
Jun-2020	$11,808	$11,833	$12,126
Jun-2021	$12,350	$12,198	$12,632
Jun-2022	$11,359	$11,401	$11,549
Jun-2023	$11,280	$11,718	$11,917
Jun-2024	$11,754	$12,034	$12,300
Jun-2025	$11,940	$12,351	$12,437

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Colorado Tax Free - Retail	1.58%	0.22%	1.79%
Bloomberg 1-15 Year Municipal Blend Index	2.63%	0.86%	2.13%
Bloomberg Municipal Bond Index	1.11%	0.51%	2.20%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Revenue	50.6%
General Obligation	14.4%
Variable Rate Demand Note	13.1%
Certificate Participation	7.7%
Local Authority	4.4%
U.S. Treasury Bonds & Notes	4.2%

Fund Statistics

Net Assets	$310,296,923
Number of Portfolio Holdings	145
Portfolio Turnover	49%
Total Advisory Fees Paid*	$463,045
Total Advisory Fees Paid %*	0.29%
Average maturity (years)	8.28
30-day SEC yield (with waivers)	3.27%
30-day SEC yield (without waivers)	3.25%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Ratings Allocation

Rating	% Portfolio
Cash	5.0
AAA	30.7
AA	48.0
A	7.3
BBB	3.8
BB	0.7
Not Rated	4.5

Duration Distribution

Duration	% Portfolio
0-1 yr	36.1
1-3 yrs	16.8
3-4 yrs	4.3
4-6 yrs	8.0
6-8 yrs	5.0
8+ yrs	29.8

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's, each selected due to wide industry usage. The credit ratings range from AAA (highest) to D (lowest).

Totals may not sum to 100% due to rounding and, for the Sector Weighting graph only, the exclusion of cash and cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Colorado Tax-Free Fund

TSR-SAR 063025-WTCOX

Semi-Annual Shareholder Report - June 30, 2025

Segall Bryant & Hamill Colorado Tax-Free Fund - Institutional (WICOX)

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Colorado Tax-Free Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.50%

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the institutional class of the Fund returned 0.18% against a return of 1.09% for the Bloomberg 1-15 Year Municipal Blend Index and -0.35% for the Fund’s broad-based securities market index, the Bloomberg Municipal Bond Index.

Factors Affecting Performance

  The Colorado municipal bond market remained fundamentally sound in the first half of 2025, supported by strong state reserves and moderate debt levels. The Fund’s strategy of investing in short- and long-term bonds was challenged by a steepening yield curve (a growing difference in short- and long-term interest rates) in bonds with maturities of over 10 years. One of our higher education credit holdings was downgraded, which negatively impacted its price, and detracted from the Fund’s performance. The combination of medium-term bonds rallying and relative yield curve positioning led to underperformance.

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH Colorado Tax Free - Inst	Bloomberg 1-15 Year Municipal Blend Index	Bloomberg Municipal Bond Index
Jun-2015	$250,000	$250,000	$250,000
Jun-2016	$266,447	$265,313	$269,131
Jun-2017	$265,042	$264,909	$267,819
Jun-2018	$269,730	$267,579	$272,009
Jun-2019	$285,490	$283,973	$290,250
Jun-2020	$296,865	$295,835	$303,162
Jun-2021	$311,146	$304,942	$315,791
Jun-2022	$286,431	$285,029	$288,723
Jun-2023	$284,860	$292,960	$297,923
Jun-2024	$297,495	$300,848	$307,495
Jun-2025	$302,306	$308,771	$310,916

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Colorado Tax Free - Inst	1.62%	0.36%	1.92%
Bloomberg 1-15 Year Municipal Blend Index	2.63%	0.86%	2.13%
Bloomberg Municipal Bond Index	1.11%	0.51%	2.20%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Revenue	50.6%
General Obligation	14.4%
Variable Rate Demand Note	13.1%
Certificate Participation	7.7%
Local Authority	4.4%
U.S. Treasury Bonds & Notes	4.2%

Fund Statistics

Net Assets	$310,296,923
Number of Portfolio Holdings	145
Portfolio Turnover	49%
Total Advisory Fees Paid*	$463,045
Total Advisory Fees Paid %*	0.29%
Average maturity (years)	8.28
30-day SEC yield (with waivers)	3.45%
30-day SEC yield (without waivers)	3.37%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Ratings Allocation

Rating	% Portfolio
Cash	5.0
AAA	30.7
AA	48.0
A	7.3
BBB	3.8
BB	0.7
Not Rated	4.5

Duration Distribution

Duration	% Portfolio
0-1 yr	36.1
1-3 yrs	16.8
3-4 yrs	4.3
4-6 yrs	8.0
6-8 yrs	5.0
8+ yrs	29.8

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's, each selected due to wide industry usage. The credit ratings range from AAA (highest) to D (lowest).

Totals may not sum to 100% due to rounding and, for the Sector Weighting graph only, the exclusion of cash and cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Colorado Tax-Free Fund

TSR-SAR 063025-WICOX

Semi-Annual Shareholder Report - June 30, 2025

Barrett Growth Fund (BGRWX)

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Barrett Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$49	0.99%

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the Fund returned 0.24% against a return of 6.20% for the Fund’s broad-based securities market index, the S&P 500® Index.

Contributors to Return

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Financials, Information Technology, and Materials. Investors were concerned about tariffs, and Financials appeared less impacted relative to other sectors during the period. The three individual securities that contributed the most on an absolute basis were NVIDIA Corp., Microsoft Corp., and JPMorgan Chase & Co. Investors regained confidence in AI, which rewarded companies such as NVIDIA that investors see as a company with high growth potential in the AI space.

Detractors from Return

  The three sectors that detracted most from the Fund’s returns on an absolute basis were Health Care, Communication Services, and Industrials. Uncertainty over final tariff rates created a difficult economic environment over capital-intensive manufacturers during the period. The three individual securities that detracted the most on an absolute basis were Apple, Inc., UnitedHealth Group, Inc., and Regeneron Pharmaceuticals, Inc. While Apple generated significant revenue, its delay incorporating AI into its products weighed on its stock.

Stock Performance

Top 5	Average Weight	Contribution To Return
NVIDIA Corp.	7.10	1.62
Microsoft Corp.	6.62	1.23
JPMorgan Chase & Co.	4.26	0.95
Visa, Inc.	5.81	0.76
Progressive Corp. (The)	4.70	0.44

Bottom 5
Thermo Fisher Scientific, Inc.	1.67	-0.47
Accenture PLC	3.31	-0.51
Regeneron Pharmaceuticals, Inc.	1.99	-0.76
UnitedHealth Group, Inc.	1.82	-0.80
Apple, Inc.	5.41	-1.23

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Barrett Growth	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,959	$10,399
Jun-2017	$11,389	$12,260
Jun-2018	$13,521	$14,023
Jun-2019	$15,373	$15,483
Jun-2020	$17,630	$16,645
Jun-2021	$23,769	$23,436
Jun-2022	$19,576	$20,948
Jun-2023	$23,600	$25,053
Jun-2024	$31,350	$31,204
Jun-2025	$33,642	$35,936

Average Annual Total Returns

	1 Year	5 Years	10 Years
Barrett Growth	7.31%	13.80%	12.90%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$24,759,854
Number of Portfolio Holdings	33
Portfolio Turnover	4%
Total Advisory Fees Paid*	$27,565
Total Advisory Fees Paid %*	0.21%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Value	Value
Information Technology	30.9%
Financials	22.2%
Consumer Discretionary	14.4%
Health Care	13.4%
Industrials	5.5%
Communication Services	4.9%
Consumer Staples	4.0%
Materials	3.3%
Energy	0.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corp.	8.5%
Microsoft Corp.	7.5%
Ares Management Corp.	5.8%
Amazon.com, Inc.	5.3%
JPMorgan Chase & Co.	5.0%
Visa, Inc.	4.9%
Alphabet, Inc.	4.9%
Progressive Corp. (The)	4.8%
Apple, Inc.	4.7%
TJX Cos., Inc. (The)	4.6%

Country Weighting (% of net assets)

Value	Value
United States	96.5%
Ireland	3.0%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Barrett Growth Fund

TSR-SAR 063025-BGRWX

Semi-Annual Shareholder Report - June 30, 2025

Barrett Opportunity Fund (SAOPX)

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Barrett Opportunity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$48	0.99%

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the Fund returned -3.46% against a return of 6.20% for the Fund’s broad-based securities market index, the S&P 500® Index.

Contributors to Return

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Information Technology, and Energy. After a short pause, investors regained confidence in AI, rewarding the information technology sector. The three individual securities that contributed the most on an absolute basis were Microsoft Corp., Bank of New York Mellon Corp., and General Dynamics Corp. Microsoft continues to monetize the AI trend.

Detractors from Return

  The three sectors that detracted most from the Fund’s returns on an absolute basis were Financials, Consumer Discretionary, and Communication Services. Investors were concerned that tariffs would negatively impact consumption trends, which weighed on the Consumer Discretionary sector during the period. The three individual securities that detracted the most on an absolute basis were Jefferies Financial Group, Inc., Murphy USA, Inc., and Apple, Inc. Prospects of a lower interest rate environment was a challenge for investment banks such as Jefferies.

Stock Performance

Top 5	Average Weight	Contribution To Return
Microsoft Corp.	10.54	2.28
Bank of New York Mellon Corp. (The)	9.89	1.73
General Dynamics Corp.	11.83	1.55
Shell PLC	10.13	1.12
Automatic Data Processing, Inc.	5.67	0.29

Bottom 5
Alphabet, Inc.	8.87	-0.66
Murphy Oil Corp.	3.55	-1.08
Apple, Inc.	6.20	-1.33
Murphy USA, Inc.	7.82	-1.61
Jefferies Financial Group, Inc.	12.97	-5.11

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Barrett Opportunity	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$10,691	$10,399
Jun-2017	$13,147	$12,260
Jun-2018	$14,235	$14,023
Jun-2019	$14,341	$15,483
Jun-2020	$13,728	$16,645
Jun-2021	$18,195	$23,436
Jun-2022	$18,438	$20,948
Jun-2023	$20,680	$25,053
Jun-2024	$25,783	$31,204
Jun-2025	$27,070	$35,936

Average Annual Total Returns

	1 Year	5 Years	10 Years
Barrett Opportunity	4.99%	14.54%	10.47%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$22,471,683
Number of Portfolio Holdings	19
Portfolio Turnover	2%
Total Advisory Fees Paid*	$33,906
Total Advisory Fees Paid %*	0.30%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Value	Value
Financials	28.2%
Industrials	19.5%
Information Technology	17.0%
Energy	12.8%
Communication Services	8.8%
Consumer Discretionary	8.0%
Health Care	3.7%
Consumer Staples	0.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
General Dynamics Corp.	13.0%
Jefferies Financial Group, Inc.	11.2%
Microsoft Corp.	11.1%
Bank of New York Mellon Corp. (The)	10.8%
Shell PLC	9.6%
Alphabet, Inc.	8.8%
Murphy USA, Inc.	6.9%
Apple, Inc.	5.9%
Automatic Data Processing, Inc.	5.7%
Ares Management Corp.	3.6%

Country Weighting (% of net assets)

Value	Value
United States	89.3%
United Kingdom	9.6%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Barrett Opportunity Fund

TSR-SAR 063025-SAOPX

Semi-Annual Shareholder Report - June 30, 2025

Segall Bryant & Hamill Select Equity ETF (USSE) NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Select Equity ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at www.cisbh.com/funds/etfs. You can also request this information by contacting us at (800) 836-4265. This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SBH Select Equity ETF	$32	0.65%

How did the Fund perform during the reporting period?

Fund Performance

  For the first six months of 2025, the Fund returned -1.98% against a return of 6.12% for the Russell 1000® Index and 5.75% for the Fund's broad-based securities market index, the Russell 3000® Index.

Contributors to Return

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Financials, Industrials, and Consumer Discretionary. A recovery in data-center-related companies, along with continued strong performance in aerospace and defense stocks, drove Industrials sector outperformance. The three individual securities that contributed the most on an absolute basis were Microsoft Corp., JPMorgan Chase & Co., and Meta Platforms, Inc. For Meta Platforms, it has been an early winner in generative AI and has been gaining incremental digital advertising revenue share on the back of strong AI monetization and engagement.

Detractors from Return

  The three sectors that detracted most from the Fund’s returns on an absolute basis were Information Technology, Energy, and Health Care. Underperformance in Health Care was linked to regulatory uncertainties and a rotation away from defensive groups in the market. The three individual securities that detracted the most on an absolute basis were Marvell Technology, Inc., Apple, Inc., and UnitedHealth Group, Inc. For Marvell Technology, there were new concerns related to the potential share loss on a high-profile, application-specific semiconductor chip with top customer Amazon.com Inc.

Stock Performance

Top 5	Average Weight	Contribution To Return
Microsoft Corp.	7.19	1.31
JPMorgan Chase & Co.	4.56	1.02
Meta Platforms, Inc.	1.21	0.91
Visa, Inc.	6.83	0.68
Quanta Services, Inc.	3.16	0.52

Bottom 5
Zebra Technologies Corp.	1.32	-0.76
Chevron Corp.	0.56	-0.76
UnitedHealth Group, Inc.	2.87	-0.94
Apple, Inc.	5.96	-1.40
Marvell Technology, Inc.	3.34	-3.59

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	SBH Select Equity ETF - NAV	Russell 1000® Index	Russell 3000® Index
08/29/23	$10,000	$10,000	$10,000
06/30/24	$11,911	$12,230	$12,160
06/30/25	$12,886	$14,146	$14,021

Average Annual Total Returns

	1 Year	Since Inception (08/29/2023)
SBH Select Equity ETF - NAV	8.19%	14.79%
Russell 1000® Index	15.66%	20.76%
Russell 3000® Index	15.30%	20.18%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 836-4265 or visit www.cisbh.com/funds/etfs for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$263,584,087
Number of Portfolio Holdings	20
Portfolio Turnover	72%
Total Advisory Fees Paid*	$650,177
Total Advisory Fees Paid %*	0.53%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Value	Value
Information Technology	43.4%
Financials	25.7%
Communication Services	14.1%
Industrials	9.4%
Consumer Discretionary	5.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	7.4%
Alphabet, Inc.	7.3%
Meta Platforms, Inc.	6.8%
Visa, Inc.	6.7%
Apple, Inc.	5.5%
Amazon.com, Inc.	5.3%
Globe Life, Inc.	5.2%
Reinsurance Group of America, Inc.	5.0%
JPMorgan Chase & Co.	4.9%
Marvell Technology, Inc.	4.8%

Country Weighting (% of net assets)

Value	Value
United States	94.8%
Germany	3.1%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which resulted in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/etfs), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Select Equity ETF

TSR-SAR 063025-USSE

Semi-Annual Shareholder Report - June 30, 2025

(b)	Not applicable.

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The registrant’s schedules of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Segall Bryant & Hamill Small Cap Value Fund

(Ticker Symbol: Retail - SBRVX; Institutional - SBHVX)

Segall Bryant & Hamill Small Cap Growth Fund

(Ticker Symbol: Retail - WTSGX; Institutional - WISGX)

Segall Bryant & Hamill Small Cap Core Fund

(Ticker Symbol: Retail - SBHCX; Institutional - SBASX)

Segall Bryant & Hamill All Cap Fund

(Ticker Symbol: Retail - SBRAX; Institutional - SBHAX)

Segall Bryant & Hamill Emerging Markets Fund

(Ticker Symbol: Retail - SBHEX; Institutional - SBEMX)

Segall Bryant & Hamill International Small Cap Fund

(Ticker Symbol: Retail - SBHSX; Institutional - SBSIX)

Segall Bryant & Hamill International Equity Fund

(Ticker Symbol: Retail - CIQRX; Institutional - CIEQX)

Segall Bryant & Hamill Global All Cap Fund

(Ticker Symbol: Retail - WTMVX; Institutional - WIMVX)

Segall Bryant & Hamill Short Term Plus Fund

(Ticker Symbol: Retail - SBHPX; Institutional - SBAPX)

Segall Bryant & Hamill Plus Bond Fund

(Ticker Symbol: Retail - WTIBX; Institutional - WIIBX)

Segall Bryant & Hamill Quality High Yield Fund

(Ticker Symbol: Retail - WTLTX; Institutional - WILTX)

Segall Bryant & Hamill Municipal Opportunities Fund

(Ticker Symbol: Retail - WTTAX; Institutional - WITAX)

Segall Bryant & Hamill Colorado Tax Free Fund

(Ticker Symbol: Retail - WTCOX; Institutional - WICOX)

Barrett Growth Fund

(Ticker Symbol: BGRWX)

Barrett Opportunity Fund

(Ticker Symbol: SAOPX)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

JUNE 30, 2025

Financial Statements | June 30, 2025 |

Intentionally Left Blank

Segall Bryant & Hamill Small Cap Value Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.6%
Consumer Discretionary — 9.9%
Automobiles & Components — 2.6%
Gentherm, Inc. (a)	101,834	$2,880,884
Goodyear Tire & Rubber Co. (The) (a)	729,506	7,564,977
		10,445,861
Consumer Discretionary Distribution & Retail — 1.8%
Advance Auto Parts, Inc.	153,874	7,153,602

Consumer Durables & Apparel — 3.5%
Capri Holdings, Ltd. (a)	245,465	4,344,731
Steven Madden, Ltd.	67,783	1,625,436
VF Corp.	669,060	7,861,455
		13,831,622
Consumer Services — 2.0%
Papa John’s International, Inc.	161,054	7,881,983

Consumer Staples — 0.4%
Household & Personal Products — 0.4%
Coty, Inc. - Class A (a)	383,600	1,783,740

Energy — 3.8%
Energy — 3.8%
Crescent Energy Co. - Class A	595,565	5,121,859
Helmerich & Payne, Inc.	146,880	2,226,701
Murphy Oil Corp.	236,803	5,328,067
Valaris, Ltd. (a)	52,005	2,189,931
		14,866,558
Financials — 20.4%
Banks — 19.1%
Ameris Bancorp	82,547	5,340,791
Cadence Bank	215,986	6,907,232
Columbia Banking System, Inc.	283,949	6,638,728
Community Bank System, Inc.	97,692	5,555,744
Glacier Bancorp, Inc.	123,242	5,309,265
Hancock Whitney Corp.	97,524	5,597,878
National Bank Holdings Corp. - Class A	172,513	6,488,214
Pacific Premier Bancorp, Inc.	120,623	2,543,939
Peoples BanCorp, Inc. (a)	38,310	1,169,987
Seacoast Banking Corp. of Florida	232,099	6,410,574
SouthState Corp.	64,760	5,959,863
Texas Capital Bancshares, Inc. (a)	92,677	7,358,554
United Community Banks, Inc.	132,205	3,938,387
WesBanco, Inc.	203,264	6,429,240
		75,648,396
Financial Services — 1.3%
DigitalBridge Group, Inc. - Class A	495,594	5,129,398

Health Care — 10.2%
Health Care Equipment & Services — 8.2%
Adapthealth Corp. (a)	931,262	8,781,801
AngioDynamics, Inc. (a)	322,747	3,201,650
ICU Medical, Inc. (a)	59,520	7,865,568
NeoGenomics, Inc. (a)	434,839	3,178,673
Pediatrix Medical Group, Inc. (a)	126,134	1,810,023
	Shares	Value
Health Care Equipment & Services (Continued)
QuidelOrtho Corp. (a)	263,971	$7,607,644
		32,445,359
Pharmaceuticals, Biotechnology & Life Sciences — 2.0%
BioCryst Pharmaceuticals, Inc. (a)	249,863	2,238,772
Galapagos N.V. ADR (Belgium) (a)	113,522	3,177,481
Geron Corp. (a)	1,661,763	2,343,086
		7,759,339
Industrials — 19.4%
Capital Goods — 18.2%
AAR Corp. (a)	52,326	3,599,505
Apogee Enterprises, Inc.	138,968	5,642,101
AZZ, Inc.	112,197	10,600,373
Columbus McKinnon Corp.	131,241	2,004,050
Enerpac Tool Group Corp. - Class A	45,040	1,826,822
EnerSys	78,109	6,699,409
Mercury Systems, Inc. (a)	221,666	11,938,931
Quanex Building Products Corp.	240,444	4,544,392
REV Group, Inc.	249,772	11,886,649
Valmont Industries, Inc.	40,666	13,280,296
		72,022,528
Transportation — 1.2%
ArcBest Corp.	38,636	2,975,358
Hub Group, Inc. - Class A	48,688	1,627,640
		4,602,998
Information Technology — 15.1%
Semiconductors & Semiconductor Equipment — 6.8%
Allegro MicroSystems, Inc. (a)	217,115	7,423,162
Ambarella, Inc. (Cayman Islands) (a)	68,227	4,507,417
Ichor Holdings, Ltd. (Cayman Islands) (a)	89,863	1,764,909
Rambus, Inc. (a)	48,812	3,124,944
Synaptics, Inc. (a)	97,613	6,327,275
Universal Display Corp.	23,735	3,666,108
		26,813,815
Software & Services — 2.5%
Five9, Inc. (a)	73,238	1,939,342
Progress Software Corp.	125,534	8,014,091
		9,953,433
Technology Hardware & Equipment — 5.8%
Belden, Inc.	76,149	8,818,054
Littelfuse, Inc.	30,204	6,848,153
nLight, Inc. (a)	124,144	2,443,154
Viavi Solutions, Inc. (a)	399,071	4,018,645
Vishay Precision Group, Inc. (a)	37,623	1,057,206
		23,185,212
Materials — 12.4%
Materials — 12.4%
Alamos Gold, Inc. - Class A (Canada)	292,399	7,766,117
Element Solutions, Inc.	225,564	5,109,025
Ingevity Corp. (a)	220,708	9,510,308
MP Materials Corp. (a)	202,701	6,743,862
O-I Glass, Inc. (a)	583,299	8,597,827
Sensient Technologies Corp.	62,579	6,165,283
Silgan Holdings, Inc.	99,399	5,385,438
		49,277,860

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	1

Segall Bryant & Hamill Small Cap Value Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Shares	Value
Real Estate — 3.4%
Equity Real Estate Investment Trusts (REITs) — 3.4%
CareTrust REIT, Inc.	123,662	$3,784,057
Empire State Realty Trust, Inc. - Class A	201,801	1,632,570
STAG Industrial, Inc.	133,833	4,855,461
Terreno Realty Corp.	54,850	3,075,440
		13,347,528
Utilities — 3.6%
Utilities — 3.6%
New Jersey Resources Corp.	72,847	3,265,003
OGE Energy Corp.	104,617	4,642,902
TXNM Energy, Inc.	111,284	6,267,515
		14,175,420
Investments at Value — 98.6%
(Cost $337,089,977)		$390,324,652

Other Assets in Excess of Liabilities — 1.4%		5,354,488

Net Assets — 100.0%		$395,679,140

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of Segall Bryant & Hamill, LLC (the “Adviser”), the adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
2	| www.cisbh.com/funds

Segall Bryant & Hamill Small Cap Growth Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.4%
Consumer Discretionary — 8.9%
Automobiles & Components — 1.7%
Modine Manufacturing Co. (a)	42,834	$4,219,149

Consumer Discretionary Distribution & Retail — 2.0%
Boot Barn Holdings, Inc. (a)	32,135	4,884,520

Consumer Durables & Apparel — 1.3%
Installed Building Products, Inc.	18,444	3,325,822

Consumer Services — 3.3%
Bright Horizons Family Solutions, Inc. (a)	23,995	2,965,542
Churchill Downs, Inc.	20,426	2,063,026
Kura Sushi USA, Inc. - Class A (a)	25,484	2,193,663
Sweetgreen, Inc. - Class A (a)	73,499	1,093,665
		8,315,896
Retailing — 0.6%
Revolve Group, Inc. (a)	79,944	1,602,877

Consumer Staples — 4.6%
Consumer Staples Distribution & Retail — 0.9%
Sprouts Farmers Market, Inc. (a)	12,919	2,126,984

Food, Beverage & Tobacco — 2.8%
Freshpet, Inc. (a)	20,862	1,417,781
Vita Coco Co., Inc. (The) (a)	66,788	2,411,047
Vital Farms, Inc. (a)	84,753	3,264,686
		7,093,514
Household & Personal Products — 0.9%
BellRing Brands, Inc. (a)	38,420	2,225,671

Energy — 4.8%
Energy — 4.8%
Matador Resources Co.	61,469	2,933,301
Range Resources Corp.	104,602	4,254,163
TechnipFMC PLC (United Kingdom)	140,482	4,838,200
		12,025,664
Financials — 10.6%
Banks — 1.8%
Bancorp, Inc. (The) (a)	76,650	4,366,751

Financial Services — 4.8%
Hamilton Lane, Inc. - Class A	28,808	4,094,193
Houlihan Lokey, Inc.	22,566	4,060,752
StepStone Group, Inc. - Class A	69,309	3,846,649
		12,001,594
Insurance — 4.0%
Goosehead Insurance, Inc. - Class A	25,884	2,731,021
Kinsale Capital Group, Inc.	4,809	2,327,075
Skyward Specialty Insurance Group, Inc. (a)	87,179	5,038,074
		10,096,170
	Shares	Value
Health Care — 18.4%
Health Care Equipment & Services — 10.0%
Ensign Group, Inc. (The)	30,387	$4,687,499
Glaukos Corp. (a)	33,589	3,469,408
Globus Medical, Inc. - Class A (a)	33,390	1,970,678
Guardant Health, Inc. (a)	53,563	2,787,418
HealthEquity, Inc. (a)	45,959	4,814,665
Option Care Health, Inc. (a)	92,430	3,002,126
PROCEPT BioRobotics Corp. (a)	56,041	3,227,961
Surgery Partners, Inc. (a)	48,612	1,080,645
		25,040,400
Health Care Equipment & Supplies — 2.0%
RadNet, Inc. (a)	87,951	5,005,292

Pharmaceuticals, Biotechnology & Life Sciences — 6.4%
Alkermes PLC (Ireland) (a)	120,943	3,460,179
Crinetics Pharmaceuticals, Inc. (a)	48,724	1,401,302
Cytokinetics, Inc. (a)	22,942	758,004
Denali Therapeutics, Inc. (a)	138,802	1,941,840
Insmed, Inc. (a)	33,036	3,324,743
Krystal Biotech, Inc. (a)	12,485	1,716,188
Protagonist Therapeutics, Inc. (a)	33,270	1,838,833
Vaxcyte, Inc. (a)	49,553	1,610,968
		16,052,057
Industrials — 23.4%
Capital Goods — 14.1%
Construction Partners, Inc. - Class A (a)	56,566	6,011,835
CSW Industrials, Inc.	6,865	1,969,088
Everus Construction Group, Inc. (a)	58,599	3,722,794
FTAI Aviation, Ltd. (Bermuda)	23,032	2,649,601
John Bean Technologies Corp.	28,894	3,474,792
Limbach Holdings, Inc. (a)	27,838	3,900,104
Loar Holdings, Inc. (a)	21,424	1,846,106
McGrath RentCorp	19,772	2,292,761
Simpson Manufacturing Co., Inc.	15,131	2,349,996
SiteOne Landscape Supply, Inc. (a)	27,161	3,284,851
Sterling Infrastructure, Inc. (a)	16,823	3,881,571
		35,383,499
Commercial & Professional Services — 8.3%
Casella Waste Systems, Inc. - Class A (a)	42,601	4,915,303
CBIZ, Inc. (a)	55,620	3,988,510
CECO Environmental Corp. (a)	70,358	1,991,835
Parsons Corp. (a)	27,960	2,006,689
Tetra Tech, Inc.	58,962	2,120,274
VSE Corp.	44,776	5,864,761
		20,887,372
Transportation — 1.0%
Saia, Inc. (a)	8,705	2,385,083

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	3

Segall Bryant & Hamill Small Cap Growth Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Shares	Value
Information Technology — 20.3%
Semiconductors & Semiconductor Equipment — 5.7%
Credo Technology Group Holding, Ltd. (Cayman Islands) (a)	29,903	$2,768,719
MACOM Technology Solutions Holdings, Inc. (a)	33,192	4,756,082
Onto Innovation, Inc. (a)	13,157	1,327,936
PDF Solutions, Inc. (a)	54,639	1,168,182
SiTime Corp. (a)	14,351	3,057,911
Veeco Instruments, Inc. (a)	62,429	1,268,557
		14,347,387
Software & Services — 9.3%
Alkami Technology, Inc. (a)	71,289	2,148,650
Box, Inc. - Class A (a)	141,334	4,829,383
Clearwater Analytics Holdings, Inc. - Class A (a)	105,533	2,314,339
Descartes Systems Group, Inc. (The) (Canada) (a)	41,089	4,176,491
Globant S.A. (Luxembourg) (a)	8,053	731,535
JFrog, Ltd. (a)	95,858	4,206,249
Procore Technologies, Inc. (a)	51,357	3,513,846
Sprout Social, Inc. - Class A (a)	65,141	1,362,098
		23,282,591
Technology Hardware & Equipment — 5.3%
Itron, Inc. (a)	22,848	3,007,482
Mirion Technologies, Inc. (a)	301,781	6,497,345
Novanta, Inc. (Canada) (a)	28,067	3,618,678
		13,123,505
	Shares	Value
Materials — 5.1%
Materials — 5.1%
Hawkins, Inc.	31,227	$4,437,357
Innospec, Inc.	32,576	2,739,316
Knife River Corp. (a)	40,755	3,327,238
Materion Corp.	27,413	2,175,770
		12,679,681
Equity Real Estate Investment Trusts (REITs) — 1.3%
Terreno Realty Corp.	59,012	3,308,803

Investments at Value — 97.4%
(Cost $207,253,058)		$243,780,282

Other Assets in Excess of Liabilities — 2.6%		6,540,836

Net Assets — 100.0%		$250,321,118

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
4	| www.cisbh.com/funds

Segall Bryant & Hamill Small Cap Core Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 93.3%
Consumer Discretionary — 8.0%
Automobiles & Components — 2.5%
Fox Factory Holding Corp. (a)	11,791	$305,859
Gentex Corp.	34,158	751,134
Gentherm, Inc. (a)	21,009	594,345
Modine Manufacturing Co. (a)	6,621	652,168
		2,303,506
Consumer Discretionary Distribution & Retail — 0.8%
Bath & Body Works, Inc.	24,110	722,336

Consumer Durables & Apparel — 2.1%
Gildan Activewear, Inc. (Canada)	27,533	1,355,725
Steven Madden, Ltd.	23,768	569,956
		1,925,681
Consumer Services — 2.6%
Churchill Downs, Inc.	9,918	1,001,718
Texas Roadhouse, Inc.	7,836	1,468,545
		2,470,263
Consumer Staples — 2.1%
Consumer Staples Distribution & Retail — 1.5%
Casey’s General Stores, Inc.	2,762	1,409,366

Household & Personal Products — 0.6%
Inter Parfums, Inc.	3,720	488,473

Energy — 2.5%
Energy — 2.5%
Chord Energy Corp.	6,819	660,420
Civitas Resources, Inc.	9,833	270,604
Matador Resources Co.	29,593	1,412,178
		2,343,202
Financials — 9.3%
Banks — 9.3%
Ameris Bancorp	19,652	1,271,485
Cadence Bank	37,482	1,198,674
Glacier Bancorp, Inc.	27,740	1,195,039
Seacoast Banking Corp. of Florida	42,907	1,185,091
SouthState Corp.	18,487	1,701,359
United Bankshares, Inc.	30,627	1,115,742
United Community Banks, Inc.	34,005	1,013,009
		8,680,399
Health Care — 16.2%
Health Care Equipment & Services — 9.8%
Chemed Corp.	2,074	1,009,893
Encompass Health Corp.	10,292	1,262,108
Ensign Group, Inc. (The)	12,136	1,872,099
Globus Medical, Inc. - Class A (a)	20,520	1,211,090
Insulet Corp. (a)	4,876	1,531,942
iRhythm Technologies, Inc. (a)	8,254	1,270,786
LeMaitre Vascular, Inc.	11,205	930,575
		9,088,493
	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences — 6.4%
Azenta, Inc. (a)	31,369	$965,538
Bio-Techne Corp.	23,741	1,221,474
Halozyme Therapeutics, Inc. (a)	15,883	826,234
Medpace Holdings, Inc. (a)	1,376	431,871
Repligen Corp. (a)	8,938	1,111,708
Veracyte, Inc. (a)	24,087	651,072
Vericel Corp. (a)	18,276	777,644
		5,985,541
Industrials — 29.5%
Capital Goods — 23.5%
AAR Corp. (a)	10,732	738,254
AZEK Co., Inc. (The) (a)	13,850	752,748
Carlisle Cos., Inc.	2,915	1,088,461
Columbus McKinnon Corp.	23,498	358,814
Crane Co.	9,810	1,862,821
EMCOR Group, Inc.	1,241	663,798
EnPro Industries, Inc.	11,686	2,238,453
Flowserve Corp.	20,691	1,083,174
Griffon Corp.	18,914	1,368,806
ITT, Inc.	8,857	1,389,043
Kadant, Inc.	1,871	593,949
RBC Bearings, Inc. (a)	5,339	2,054,447
Regal Rexnord Corp.	5,312	770,028
REV Group, Inc.	29,386	1,398,480
Rush Enterprises, Inc. - Class A	27,533	1,418,225
Simpson Manufacturing Co., Inc.	5,213	809,631
SPX Technologies, Inc. (a)	4,467	749,027
UFP Industries, Inc.	6,680	663,725
Valmont Industries, Inc.	5,533	1,806,912
		21,808,796
Commercial & Professional Services — 4.8%
CACI International, Inc. - Class A (a)	2,173	1,035,869
Casella Waste Systems, Inc. - Class A (a)	14,736	1,700,240
KBR, Inc.	16,436	787,942
WNS Holdings, Ltd. (Jersey) (a)	14,956	945,817
		4,469,868
Transportation — 1.2%
Allegiant Travel Co.	6,747	370,748
Hub Group, Inc. - Class A	23,750	793,962
		1,164,710
Information Technology — 14.8%
Semiconductors & Semiconductor Equipment — 3.1%
Allegro MicroSystems, Inc. (a)	29,426	1,006,075
Silicon Laboratories, Inc. (a)	3,760	554,074
Universal Display Corp.	8,668	1,338,859
		2,899,008
Software & Services — 7.7%
Agilysys, Inc. (a)	16,409	1,881,128
BlackLine, Inc. (a)	18,604	1,053,358
CCC Intelligent Solutions Holdings, Inc. (a)	50,320	473,511

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	5

Segall Bryant & Hamill Small Cap Core Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Shares	Value
Software & Services (Continued)
Descartes Systems Group, Inc. (The) (Canada) (a)	11,794	$1,198,801
Five9, Inc. (a)	15,163	401,516
Globant S.A. (Luxembourg) (a)	2,726	247,630
Procore Technologies, Inc. (a)	9,540	652,727
Q2 Holdings, Inc. (a)	12,757	1,193,928
		7,102,599
Technology Hardware & Equipment — 4.0%
Advanced Energy Industries, Inc.	10,400	1,378,000
Badger Meter, Inc.	1,853	453,892
Crane NXT Co.	16,418	884,930
Littelfuse, Inc.	4,368	990,357
		3,707,179
Materials — 8.7%
Materials — 8.7%
AptarGroup, Inc.	9,738	1,523,315
Eagle Materials, Inc.	5,033	1,017,220
Element Solutions, Inc.	74,978	1,698,252
Graphic Packaging Holding Co.	15,428	325,068
Ingevity Corp. (a)	21,163	911,914
Materion Corp.	10,971	870,768
Silgan Holdings, Inc.	32,597	1,766,105
		8,112,642
Real Estate — 2.2%
Equity Real Estate Investment Trusts (REITs) — 2.2%
First Industrial Realty Trust, Inc.	19,675	946,958
STAG Industrial, Inc.	30,335	1,100,554
		2,047,512
Investments at Value — 93.3%
(Cost $70,713,756)		$86,729,574

Other Assets in Excess of Liabilities — 6.7%		6,185,796

Net Assets — 100.0%		$92,915,370

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
6	| www.cisbh.com/funds

Segall Bryant & Hamill All Cap Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.4%
Communication Services — 6.4%
Media & Entertainment — 6.4%
Alphabet, Inc. - Class C	17,500	$3,104,325
Meta Platforms, Inc. - Class A	3,917	2,891,099
		5,995,424
Consumer Discretionary — 12.5%
Consumer Discretionary Distribution & Retail — 7.7%
Amazon.com, Inc. (a)	13,489	2,959,352
Home Depot, Inc. (The)	2,699	989,561
O’Reilly Automotive, Inc. (a)	18,210	1,641,267
TJX Cos., Inc. (The)	13,485	1,665,263
		7,255,443
Consumer Durables & Apparel — 1.1%
Deckers Outdoor Corp. (a)	10,214	1,052,757

Consumer Services — 3.7%
Chipotle Mexican Grill, Inc. (a)	24,890	1,397,574
InterContinental Hotels Group PLC ADR (United Kingdom)	9,745	1,123,988
Starbucks Corp.	9,781	896,233
		3,417,795
Consumer Staples — 3.8%
Food, Beverage & Tobacco — 1.3%
Mondelez International, Inc. - Class A	18,514	1,248,584

Household & Personal Products — 2.5%
BellRing Brands, Inc. (a)	18,437	1,068,056
Church & Dwight Co., Inc.	13,092	1,258,272
		2,326,328
Energy — 3.2%
Energy — 3.2%
Chevron Corp.	10,400	1,489,176
Suncor Energy, Inc. (Canada)	40,913	1,532,192
		3,021,368
Financials — 16.2%
Banks — 3.5%
JPMorgan Chase & Co.	11,176	3,240,034

Financial Services — 7.7%
Ares Management Corp. - Class A	10,153	1,758,500
Berkshire Hathaway, Inc. - Class B (a)	2,668	1,296,034
Nasdaq, Inc.	12,658	1,131,878
Visa, Inc. - Class A	8,466	3,005,853
		7,192,265
Insurance — 5.0%
Globe Life, Inc.	19,153	2,380,527
Reinsurance Group of America, Inc.	11,787	2,338,069
		4,718,596
Health Care — 11.2%
Health Care Equipment & Services — 5.1%
IDEXX Laboratories, Inc. (a)	2,859	1,533,396
McKesson Corp.	2,148	1,574,011
STERIS PLC (Ireland)	7,043	1,691,870
		4,799,277
	Shares	Value
Health Care Equipment & Supplies — 2.4%
Boston Scientific Corp. (a)	13,333	$1,432,098
Cooper Cos., Inc. (The)	11,933	849,152
		2,281,250
Pharmaceuticals, Biotechnology & Life Sciences — 3.7%
Bio-Techne Corp.	21,425	1,102,316
Thermo Fisher Scientific, Inc.	2,514	1,019,326
Zoetis, Inc.	8,363	1,304,210
		3,425,852
Industrials — 13.5%
Capital Goods — 8.9%
3M Co.	8,078	1,229,795
ATI, Inc. (a)	25,060	2,163,681
Dover Corp.	6,143	1,125,582
Quanta Services, Inc.	6,214	2,349,389
RTX Corp.	9,812	1,432,748
		8,301,195
Commercial & Professional Services — 4.6%
Amentum Holdings, Inc. (a)	531	12,537
CACI International, Inc. - Class A (a)	2,874	1,370,036
Republic Services, Inc.	6,875	1,695,443
Tetra Tech, Inc.	35,705	1,283,952
		4,361,968
Information Technology — 28.9%
Semiconductors & Semiconductor Equipment — 5.3%
Analog Devices, Inc.	3,993	950,414
Marvell Technology, Inc.	28,020	2,168,748
Monolithic Power Systems, Inc.	2,584	1,889,886
		5,009,048
Software & Services — 18.1%
Cadence Design Systems, Inc. (a)	5,890	1,815,003
Fair Isaac Corp. (a)	1,021	1,866,347
Intuit, Inc.	2,589	2,039,174
Microsoft Corp.	8,963	4,458,286
Palo Alto Networks, Inc. (a)	11,242	2,300,563
SAP S.E. ADR (Germany)	6,701	2,037,774
ServiceNow, Inc. (a)	2,332	2,397,483
		16,914,630
Technology Hardware & Equipment — 5.5%
Apple, Inc.	9,915	2,034,261
Arista Networks, Inc. (a)	11,446	1,171,040
Motorola Solutions, Inc.	4,550	1,913,093
		5,118,394
Materials — 1.3%
Materials — 1.3%
Avery Dennison Corp.	6,920	1,214,252

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	7

Segall Bryant & Hamill All Cap Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Shares	Value
Real Estate — 1.4%
Real Estate Management & Development — 1.4%
CBRE Group, Inc. - Class A (a)	9,644	$1,351,317

Investments at Value — 98.4%
(Cost $52,001,428)		$92,245,777

Other Assets in Excess of Liabilities — 1.6%		1,486,836

Net Assets — 100.0%		$93,732,613

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
8	| www.cisbh.com/funds

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS —98.5%
Communication Services — 10.1%
Media & Entertainment — 5.3%
Autohome, Inc. ADR (China)	3,000	$77,370
Just Dial, Ltd. (India) (a)	2,864	31,039
Navneet Education, Ltd. (India)	9,937	16,506
NetDragon Websoft Holdings, Ltd. (China)	238,500	327,032
Sun TV Network, Ltd. (India)	14,224	99,298
Taiwan Optical Platform Co., Ltd. (Taiwan)	6,000	16,544
Tencent Holdings, Ltd. (China)	46,300	2,983,365
Xinhua Winshare Publishing and Media Co., Ltd. - H Shares (China)	183,222	265,957
Zee Entertainment Enterprises, Ltd. (India)	24,187	41,270
		3,858,381
Telecommunication Services — 4.8%
America Movil S.A.B. de C.V. ADR (Mexico)	3,000	53,820
APT Satellite Holdings, Ltd. (China)	545,553	145,250
Bharti Airtel Ltd. (India)	4,525	106,125
China Tower Corp. Ltd. 144A (China) (b)	96,000	137,633
China United Network Communications, Ltd. - Class A (China)	666,200	496,903
Etihad Etisalat Co. (Saudi Arabia)	32,900	520,176
Indus Towers, Ltd. (India) (a)	97,471	478,253
KT Corp. ADR (South Korea)	19,100	396,898
LG Uplus Corp. (South Korea)	29,898	315,908
Mobile Telecommunications Co. KSCP (Kuwait)	23,134	36,585
Ooredoo Q.P.S.C. (Qatar)	67,798	238,310
Taiwan Mobile Co., Ltd. (Taiwan)	28,000	110,102
Telekom Malaysia Bhd (Malaysia)	38,300	59,585
Telkom S.A. SOC, Ltd. (South Africa)	93,115	284,638
TIM S.A. ADR (Brazil)	3,400	68,374
Turk Telekomunikasyon A.S. (Turkey) (a)	24,394	36,054
Turkcell Iletisim Hizmetleri A.S. ADR (Turkey)	11,000	66,550
		3,551,164
Consumer Discretionary — 13.3%
Automobiles & Components — 5.1%
Apollo Tyres, Ltd. (India)	11,613	60,795
Astra Otoparts Tbk P.T. (Indonesia)	268,800	34,119
Automotive Axles, Ltd. (India)	2,653	55,406
BYD Co., Ltd. - H Shares (China)	10,500	163,485
CEAT, Ltd. (India)	1,606	69,017
FIEM Industries, Ltd. (India)	9,297	208,910
Geely Automobile Holdings, Ltd. (China)	272,000	555,207
Great Wall Motor Co., Ltd. - H Shares (China)	47,500	73,343
Hankook Tire & Technology Co., Ltd. (South Korea)	1,358	39,818
Hero MotoCorp, Ltd. (India)	5,146	254,346
	Shares	Value
Automobiles & Components (Continued)
Hu Lane Associate, Inc. (Taiwan)	6,000	$26,940
Huayu Automotive Systems Co., Ltd. - Class A (China)	42,400	104,431
Hyundai Mobis Co., Ltd. (South Korea)	675	142,918
Kia Corp. (South Korea)	4,750	339,215
Maharashtra Scooters, Ltd. (India)	316	53,449
Minth Group, Ltd. (China)	124,000	354,907
Nexteer Automotive Group, Ltd. (China)	51,000	37,098
Oriental Holdings Bhd (Malaysia)	21,500	34,855
Rane Holdings, Ltd. (India)	8,943	166,013
Samvardhana Motherson International, Ltd. (India)	28,566	51,588
SL Corp. (South Korea)	1,287	29,657
SNT Holdings Co., Ltd. (South Korea)	1,627	69,715
Tata Motors, Ltd. (India)	41,731	334,916
Thai Stanley Electric PCL (Thailand)	17,267	105,927
Tianneng Power International, Ltd. (China)	422,000	338,563
Tong Yang Industry Co., Ltd. (Taiwan)	8,000	26,859
		3,731,497
Consumer Discretionary Distribution & Retail — 4.5%
Alibaba Group Holding, Ltd. ADR (China)	14,870	1,686,407
Bermaz Auto Bhd (Malaysia)	192,700	35,462
China Yongda Automobiles Services Holdings, Ltd. (China)	129,000	37,015
Dogus Otomotiv Servis ve Ticaret A.S. (Turkey)	7,328	32,071
Italtile, Ltd. (South Africa)	83,545	47,191
JD.com, Inc. (China)	33,350	544,682
MBM Resources Bhd (Malaysia)	34,500	38,082
Naspers, Ltd. - N Shares (South Africa)	674	210,300
Organizacion Terpel S.A. (Colombia)	12,336	37,089
Padini Holdings Bhd (Malaysia)	77,200	38,481
Vipshop Holdings, Ltd. ADR (China)	35,300	531,265
Zhongsheng Group Holdings, Ltd. (China)	27,500	42,534
		3,280,579
Consumer Durables & Apparel — 3.1%
361 Degrees International, Ltd. (China)	602,000	383,440
AmTRAN Technology Co., Ltd. (Taiwan)	60,000	28,749
Coway Co., Ltd. (South Korea)	1,069	76,239
Cuckoo Holdings Co., Ltd. (South Korea)	2,227	48,830
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes (Brazil)	11,800	56,784
Gree Electric Appliances, Inc. of Zhuhai - Class A (China)	116,400	730,187
Pou Chen Corp. (Taiwan)	88,000	93,246
Q TECHNOLOGY (Group) Co., Ltd. (China)	37,000	39,239
Raymond, Ltd. (India) (a)	9,704	80,347
Siyaram Silk Mills, Ltd. (India)	16,179	133,337
TCL Electronics Holdings, Ltd. (China)	258,000	314,601

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	9

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Shares	Value
Consumer Durables & Apparel (Continued)
TCL Technology Group Corp. - Class A (China)	242,300	$146,479
Topkey Corp. (Taiwan)	6,000	38,513
Welspun India, Ltd. (India)	41,219	68,948
Xtep International Holdings, Ltd. (China)	59,000	42,416
		2,281,355
Consumer Services — 0.7%
Cogna Educacao S.A. (Brazil)	78,000	40,191
DoubleUGames Co., Ltd. (South Korea)	971	40,917
Rainbow Tours S.A. (Poland)	6,089	230,609
Sports Toto Bhd (Malaysia)	114,300	35,271
Sun International, Ltd. (South Africa)	31,267	77,024
TravelSky Technology, Ltd. - H Shares (China)	31,000	41,551
YDUQS Participacoes S.A. (Brazil)	14,600	44,304
		509,867
Consumer Staples — 4.3%
Consumer Staples Distribution & Retail — 0.1%
Cosco Capital, Inc. (Philippines)	146,912	18,319
Puregold Price Club, Inc. (Philippines)	63,100	40,348
		58,667
Food, Beverage & Tobacco — 4.2%
Alicorp S.A.A. (Peru)	15,555	41,924
Anhui Gujing Distillery Co., Ltd. - Class B (China)	3,600	48,179
Avanti Feeds, Ltd. (India)	45,600	389,980
Binggrae Co., Ltd. (South Korea)	671	42,051
Bombay Burmah Trading Co. (India)	1,460	34,199
China Feihe, Ltd. 144A (China) (b)	835,000	609,084
China Foods, Ltd. (China)	80,000	31,303
China Mengniu Dairy Co., Ltd. (China)	60,000	123,673
CIA Cervecerias Unidas S.A. ADR (Chile)	2,600	33,592
Dalmia Bharat Sugar & Industries, Ltd. (India)	7,513	35,479
GFPT Public Co., Ltd. (Thailand)	119,800	32,513
Gruma S.A.B. de C.V. - Class B (Mexico)	7,375	127,174
Grupo Herdez S.A.B. de C.V. (Mexico)	66,600	199,433
Guan Chong Bhd (Malaysia)	102,900	30,282
Hap Seng Plantations Holdings Bhd (Malaysia)	71,100	30,377
Heineken Malaysia Bhd (Malaysia)	5,700	34,095
Hey Song Corp. (Taiwan)	50,000	68,326
Indofood Sukses Makmur Tbk P.T. (Indonesia)	142,600	71,417
Japfa Comfeed Indonesia Tbk P.T. (Indonesia)	279,200	26,065
JBS N.V. (Brazil) (a)	12,700	185,547
Kaveri Seed Co., Ltd. (India)	16,078	221,090
KRBL, Ltd. (India)	8,722	37,217
Orion Corp. / Republic of Korea (South Korea)	484	38,868
PT Salim Ivomas Pratama Tbk P.T. (Indonesia)	1,466,400	46,066
RCL Foods, Ltd. (South Africa)	83,639	51,969
RFG Holdings, Ltd. (South Africa)	48,750	46,708
	Shares	Value
Food, Beverage & Tobacco (Continued)
Samyang Holdings Corp. (South Korea)	1,820	$117,331
Sarawak Oil Palms Bhd (Malaysia)	150,600	110,440
Thai Vegetable Oil PCL (Thailand)	125,100	82,133
Thaifoods Group PCL (Thailand)	793,500	111,192
Tingyi Holding Corp. (China)	44,000	64,593
		3,122,300
Energy — 3.4%
Energy — 3.4%
3R Petroleum Oleo e Gas S.A. (Brazil) (a)	1	2
Adaro Andalan Indonesia P.T. (Indonesia) (a)	73,547	30,584
Banpu PCL (Thailand)	264,700	32,836
Bharat Petroleum Corp., Ltd. (India)	28,005	108,486
Coal India, Ltd. (India)	71,469	326,941
COSCO SHIPPING Energy Transportation Co., Ltd. - H Shares (China)	24,000	19,930
E1 Corp. (South Korea)	666	38,850
Gazprom PJSC (Russia) *(a)(c)	101,150	0
Hindustan Petroleum Corp., Ltd. (India)	23,540	120,342
Indian Oil Corp., Ltd. (India)	66,738	114,459
Indika Energy Tbk P.T. (Indonesia)	397,600	33,618
Indo Tambangraya Megah Tbk P.T. (Indonesia)	25,400	34,423
Inner Mongolia Dian Tou Energy Corp., Ltd. (China)	26,200	72,291
Inner Mongolia Yitai Coal Co., Ltd. - Class B (China)	32,400	64,209
LUKOIL PJSC ADR (Russia) *(a)(c)	2,253	0
MOL Hungarian Oil & Gas plc (Hungary)	4,218	36,747
Oil & Natural Gas Corp., Ltd. (India)	121,620	346,522
ORLEN S.A. (Poland)	1,743	39,728
PetroChina Co., Ltd. - H Shares (China)	254,000	218,891
Petroleo Brasileiro S.A. ADR (Brazil)	24,700	308,997
Petronet LNG, Ltd. (India)	41,150	144,950
Reliance Industries, Ltd. 144A (India) (b)	2,435	169,797
Rosneft Oil Co. PJSC (Russia) *(a)(c)	16,950	0
Saudi Arabian Oil Co. (Saudi Arabia) (d)	27,858	180,624
United Tractors Tbk P.T. (Indonesia)	64,600	85,358
		2,528,585
Financials — 24.3%
Banks — 18.9%
Absa Group, Ltd. (South Africa)	24,557	244,429
Agricultural Bank of China, Ltd. - H Shares (China)	304,000	217,243
Albaraka Turk Katilim Bankasi A.S. (Turkey)	184,875	37,994
Alior Bank S.A. (Poland)	2,317	60,920
Alpha Bank S.A. (Greece)	27,851	98,085
AMMB Holdings Bhd (Malaysia)	82,900	100,383
Arab National Bank (Saudi Arabia)	64,669	374,477
Banco Bradesco S.A. (Brazil)	19,500	52,068
Banco Bradesco S.A. ADR (Brazil)	49,200	152,028
Banco do Brasil S.A. (Brazil)	115,800	470,735

See Notes to Financial Statements.
10	| www.cisbh.com/funds

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Shares	Value
Banks (Continued)
Bangkok Bank PCL (Thailand)	19,100	$81,892
Bank OCBC NISP Tbk P.T. (Indonesia)	1,143,400	94,753
Bank of Baroda (India)	105,269	305,572
Bank of China, Ltd. - H Shares (China)	1,527,000	888,960
Bank of Chongqing Co., Ltd. - H Shares (China)	45,000	46,766
Bank of Communications Co., Ltd. - H Shares (China)	99,000	92,253
Bank of Hangzhou Co., Ltd. - Class A (China)	45,600	107,085
Bank of India (India)	51,560	71,320
Bank of Maharashtra (India)	87,225	58,126
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk P.T. (Indonesia)	1,194,500	59,607
Bank Pembangunan Daerah Jawa Timur Tbk P.T. (Indonesia)	4,432,500	136,536
Bank Polska Kasa Opieki S.A. (Poland)	4,693	241,727
Bank Saint Petersburg PJSC (Russia) *(a)(c)	136,120	0
Banque Saudi Fransi (Saudi Arabia)	42,931	204,402
BNK Financial Group, Inc. (South Korea)	4,570	41,980
BNPP Bank Polska S.A. (Poland)	2,454	72,477
Canara Bank (India)	219,140	291,990
China CITIC Bank Corp., Ltd. - H Shares (China)	171,000	163,028
China Construction Bank Corp. - H Shares (China)	877,000	887,476
China Everbright Bank Co., Ltd. - H Shares (China)	293,000	146,314
Chongqing Rural Commercial Bank Co., Ltd. - H Shares (China)	67,000	56,632
City Union Bank, Ltd. (India)	16,692	42,588
Commercial Bank P.S.Q.C. (The) (Qatar)	155,582	194,400
CTBC Financial Holding Co., Ltd. (Taiwan)	585,000	874,900
DCB Bank, Ltd. (India)	27,041	45,805
DGB Financial Group, Inc. (South Korea)	4,574	42,396
East West Banking Corp. (Philippines)	158,200	30,689
Emirates NBD Bank PJSC (United Arab Emirates)	59,352	368,445
Eurobank Ergasias Services and Holdings S.A. (Greece)	38,930	134,075
Faisal Islamic Bank of Egypt (Egypt)	46,711	29,733
Grupo Cibest S.A. ADR (Colombia)	3,800	175,522
Haci Omer Sabanci Holding A.S. (Turkey)	15,036	33,868
HDFC Bank, Ltd. ADR (India)	8,400	644,028
Hong Leong Financial Group Bhd (Malaysia)	25,200	99,306
Housing & Development Bank (Egypt)	32,964	41,836
Hua Nan Financial Holdings Co., Ltd. (Taiwan)	100,000	92,975
Huaxia Bank Co., Ltd. - Class A (China)	40,200	44,396
Huishang Bank Corp., Ltd. - H Shares (China)	75,384	37,068
ICICI Bank, Ltd. ADR (India)	1,200	40,368
IDBI Bank, Ltd. (India)	54,906	66,262
	Shares	Value
Banks (Continued)
Indian Bank (India)	41,510	$311,674
Industrial & Commercial Bank of China, Ltd. - H Shares (China)	577,000	458,170
Itau Unibanco Holding S.A. ADR (Brazil)	51,500	349,685
Itausa S.A. (Brazil)	80,042	161,289
JB Financial Group Co., Ltd. (South Korea)	4,981	75,554
Karur Vysya Bank, Ltd. (The) (India)	86,299	269,345
Krung Thai Bank PCL (Thailand)	209,400	137,638
National Bank of Kuwait S.A.K.P. (Kuwait)	107,370	350,900
Nedbank Group, Ltd. (South Africa)	26,078	358,023
Philippine National Bank (Philippines)	65,800	62,294
Ping An Bank Co., Ltd. (China)	33,000	55,616
Piraeus Financial Holdings S.A. (Greece)	34,084	236,108
Powszechna Kasa Oszczednosci Bank Polski S.A. (Poland)	3,903	81,558
Punjab National Bank (India)	66,461	85,686
Qatar National Bank QPSC (Qatar)	6,988	33,299
Qatar National Bank S.A.E. (Egypt)	55,239	32,121
Regional S.A.B. de C.V. (Mexico)	20,000	165,304
RHB Bank Bhd (Malaysia)	26,000	38,876
Riyad Bank (Saudi Arabia)	33,809	258,989
Saudi Awwal Bank (Saudi Arabia)	35,101	315,297
Saudi Investment Bank (The) (Saudi Arabia)	86,082	333,245
Sberbank of Russia PJSC (Russia) *(a)(c)	19,830	0
Security Bank Corp. (Philippines)	26,880	32,800
Shanghai Rural Commercial Bank Co., Ltd. (China)	33,800	45,766
South Indian Bank, Ltd. (The) (India)	113,024	40,595
State Bank of India (India)	23,258	222,565
Taishin Financial Holding Co., Ltd. (Taiwan)	161,000	86,782
Turkiye Sinai Kalkinma Bankasi A.S. (Turkey) (a)	101,252	31,760
Union Bank of India, Ltd. (India)	102,542	183,764
VTB Bank PJSC (Russia) *(a)(c)	67,952	0
Woori Financial Group, Inc. (South Korea)	10,786	179,118
		13,889,739
Financial Services — 3.0%
Bajaj Holdings & Investment, Ltd. (India)	373	62,611
BFI Finance Indonesia Tbk P.T. (Indonesia)	1,253,800	62,953
Capital Futures Corp. (Taiwan)	26,453	43,025
Chailease Holding Co., Ltd. (Taiwan)	21,535	93,206
Daou Technology, Inc. (South Korea)	2,035	51,501
Edelweiss Financial Services, Ltd. (India)	29,934	40,520
Gentera S.A.B. de C.V. (Mexico)	128,400	274,276
JM Financial, Ltd. (India)	28,786	53,531
KIWOOM Securities Co., Ltd. (South Korea)	340	57,393
Korea Investment Holdings Co., Ltd. (South Korea)	560	57,675

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	11

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Shares	Value
Financial Services (Continued)
Kyobo Securities Co., Ltd. (South Korea)	5,503	$34,492
LIC Housing Finance, Ltd. (India)	8,032	58,034
Muthoot Finance, Ltd. (India)	3,924	120,207
Power Finance Corp., Ltd. (India)	91,849	458,421
Qifu Technology, Inc. ADR (China)	1,900	82,384
REC, Ltd. (India)	84,235	395,934
Samsung Securities Co., Ltd. (South Korea)	1,012	54,933
Shriram Finance, Ltd. (India)	20,635	170,223
Yuanta Securities Korea Co., Ltd. (South Korea)	15,541	42,446
		2,213,765
Insurance — 2.4%
Allianz Malaysia Bhd (Malaysia)	7,696	34,924
BB Seguridade Participacoes S.A. (Brazil)	13,500	89,112
Cathay Financial Holding Co., Ltd. (Taiwan)	100,000	215,100
China Life Insurance Co., Ltd. - H Shares (China)	39,000	94,106
China Pacific Insurance Co., Ltd. - H Shares (China)	25,000	86,009
China Taiping Insurance Holdings Co., Ltd. (China)	23,000	45,012
DB Insurance Co., Ltd. (South Korea)	2,249	204,823
Fubon Financial Holdings Co., Ltd. (Taiwan)	88,200	263,939
Hanwha General Insurance Co., Ltd. (South Korea) (a)	8,465	35,975
Momentum Metropolitan Holdings (South Africa)	39,273	76,068
New China Life Insurance Co., Ltd. - H Shares (China)	18,100	99,111
People’s Insurance Co. Group of China, Ltd. (The) - H Shares (China)	97,000	74,040
PICC Property & Casualty Co., Ltd. - H Shares (China)	28,000	54,409
Ping An Insurance Group Co. of China, Ltd. - H Shares (China)	43,000	274,482
Syarikat Takaful Malaysia Keluarga Bhd (Malaysia)	44,200	35,793
Taiwan Fire & Marine Insurance Co., Ltd. (Taiwan)	60,000	64,798
		1,747,701
Health Care — 3.0%
Health Care Equipment & Services — 0.4%
China Resources Medical Holdings Co., Ltd. (China)	321,500	168,117
Excelsior Medical Co., Ltd. (Taiwan)	17,000	49,207
Life Healthcare Group Hooldings, Ltd. (South Africa)	88,407	71,311
		288,635
Pharmaceuticals, Biotechnology & Life Sciences — 2.6%
Aarti Drugs, Ltd. (India)	28,767	153,783
Caplin Point Laboratories, Ltd. (India)	1,367	33,784
	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (Continued)
Consun Pharmaceutical Group, Ltd. (China)	370,492	$534,985
Daewoong Co., Ltd. (South Korea)	7,699	130,829
Dong-A Socio Holdings Co., Ltd. (South Korea)	1,619	133,999
Lupin, Ltd. (India)	9,463	214,089
Strides Pharma Science, Ltd. (India)	32,979	346,232
Tempo Scan Pacific Tbk P.T. (Indonesia)	209,600	30,216
WuXi AppTec Co., Ltd. 144A (China) (b)	25,400	255,533
WuXi AppTec Co., Ltd. (China)	8,600	83,552
		1,917,002
Industrials — 6.6%
Capital Goods — 3.0%
AntarChile S.A. (Chile)	3,847	30,763
Ashok Leyland, Ltd. (India)	74,189	217,250
Astra International Tbk P.T. (Indonesia)	502,400	139,349
CITIC, Ltd. (China)	75,000	103,265
FSP Technology, Inc. (Taiwan)	47,000	90,044
Graphite India, Ltd. (India)	8,814	58,253
HD Korea Shipbuilding & Offshore Engineering Co., Ltd. (South Korea)	463	124,783
Hyundai GF Holdings (South Korea)	16,897	111,807
Iochpe-Maxion S.A. (Brazil)	14,900	36,605
ITD Cementation India, Ltd. (India)	7,401	80,705
Korea Electric Terminal Co., Ltd. (South Korea)	966	46,484
LT Group, Inc. (Philippines)	193,000	44,085
LX Hausys, Ltd. (South Korea)	1,809	40,542
Raubex Group, Ltd. (South Africa)	46,638	117,231
Sinopec Engineering Group Co., Ltd. - H Shares (China)	50,000	38,136
Sinotruk Hong Kong, Ltd. (China)	66,000	192,792
SK Square Co., Ltd. (South Korea) (a)	1,979	265,472
Skipper Ltd. (India)	19,327	114,602
Swaraj Engines, Ltd. (India)	4,128	190,150
Weichai Power Co., Ltd. - Class A (China)	21,100	45,335
Weichai Power Co., Ltd. - H Shares (China)	36,000	73,297
Yutong Bus Co., Ltd. (China)	11,000	38,185
Zhengzhou Coal Mining Machinery Group Co., Ltd. - H Shares (China)	20,000	37,902
		2,237,037
Commercial & Professional Services — 0.3%
NICE Information Service Co., Ltd. (South Korea)	4,176	50,378
Valid Solucoes S.A. (Brazil)	27,600	130,074
		180,452
Transportation — 3.3%
Aegean Airlines S.A. (Greece)	4,461	64,228
Autohellas S.A. (Greece)	2,975	37,284
China Airlines, Ltd. (Taiwan)	47,000	34,704
COSCO SHIPPING Holdings Co., Ltd. - Class A (China)	106,400	223,543
COSCO SHIPPING Holdings Co., Ltd. - H Shares (China)	68,500	119,253

See Notes to Financial Statements.
12	| www.cisbh.com/funds

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Shares	Value
Transportation (Continued)
Eva Airways Corp. (Taiwan)	103,000	$140,488
Evergreen Marine Corp. Taiwan, Ltd. (Taiwan)	21,200	144,261
Hyundai Glovis Co., Ltd. (South Korea)	4,872	484,106
InterGlobe Aviation, Ltd. 144A (India) (b)	3,331	232,406
JD Logistics, Inc. 144A (China) (a)(b)	32,600	54,806
Korean Air Lines Co., Ltd. (South Korea)	18,160	306,175
Latam Airlines Group S.A. ADR (Chile)	2,900	117,856
Promotora y Operadora de Infraestructura S.A.B. de C.V. (Mexico)	3,105	35,014
Regional Container Lines PCL (Thailand)	45,100	35,813
Tianjin Port Development Holdings, Ltd. (China)	210,471	17,461
Turk Hava Yollari AO (Turkey)	17,374	123,776
VRL Logistics, Ltd. (India)	11,070	74,594
Wan Hai Lines, Ltd. (Taiwan)	22,000	66,856
Yang Ming Marine Transport Corp. (Taiwan)	35,000	85,022
Zhejiang Expressway Co., Ltd. - H Shares (China)	44,160	40,670
		2,438,316
Information Technology — 23.3%
Semiconductors & Semiconductor Equipment — 14.3%
Ardentec Corp. (Taiwan)	28,000	72,679
Chipbond Technology Corp. (Taiwan)	33,000	60,314
DB HiTek Co., Ltd. (South Korea)	1,110	38,368
Everlight Electronics Co., Ltd. (Taiwan)	26,000	62,454
Fitipower Integrated Technology, Inc. (Taiwan)	10,000	74,730
Foxsemicon Integrated Technology, Inc. (Taiwan)	9,000	91,561
King Yuan Electronics Co., Ltd. (Taiwan)	22,000	76,749
LX Semicon Co., Ltd. (South Korea)	7,828	373,598
Pixart Imaging, Inc. (Taiwan)	10,000	78,554
Realtek Semiconductor Corp. (Taiwan)	16,000	310,513
Sino-American Silicon Products, Inc. (Taiwan)	11,000	34,392
SK Hynix, Inc. (South Korea)	7,564	1,626,697
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	32,180	7,288,448
United Microelectronics Corp. (Taiwan)	225,000	339,123
		10,528,180
Software & Services — 1.4%
Infosys, Ltd. ADR (India)	46,600	863,498
Wipro, Ltd. ADR (India)	53,800	162,476
		1,025,974
Technology Hardware & Equipment — 7.6%
Arcadyan Technology Corp. (Taiwan)	10,000	68,619
ASUSTek Computer, Inc. (Taiwan)	10,000	220,915
Catcher Technology Co., Ltd. (Taiwan)	15,000	108,841
CMC Magnetics Corp. (Taiwan)	221,000	60,604
Compeq Manufacturing Co., Ltd. (Taiwan)	33,000	65,371
	Shares	Value
Technology Hardware & Equipment (Continued)
Darfon Electronics Corp. (Taiwan)	57,000	$65,639
Gemtek Technology Corp. (Taiwan)	80,000	71,771
IEI Integration Corp. (Taiwan)	25,000	66,868
Innolux Corp. (Taiwan)	220,000	88,057
Kingboard Holdings, Ltd. (China)	123,000	394,045
Largan Precision Co., Ltd. (Taiwan)	4,000	326,447
Lenovo Group, Ltd. (China)	290,000	350,375
Primax Electronics, Ltd. (Taiwan)	36,000	89,824
Redington, Ltd. (India)	136,419	517,884
Samsung Electronics Co., Ltd. (South Korea)	22,579	996,516
Sercomm Corp. (Taiwan)	20,000	65,017
Simplo Technology Co., Ltd. (Taiwan)	7,000	92,228
SKP Resources Bhd (Malaysia)	634,200	155,105
Sunrex Technology Corp. (Taiwan)	36,000	55,361
Taiwan Surface Mounting Technology Corp. (Taiwan)	24,000	85,489
Tong Hsing Electronic Industries, Ltd. (Taiwan)	20,000	73,289
Tripod Technology Corp. (Taiwan)	15,000	127,164
Wah Lee Industrial Corp. (Taiwan)	16,000	51,824
Wasion Holdings, Ltd. (China)	350,000	372,833
Weikeng Industrial Co., Ltd. (Taiwan)	88,000	100,328
Wistron Corp. (Taiwan)	47,000	197,599
Xiaomi Corp. 144A (China) (a)(b)	43,400	334,081
Yageo Corp. (Taiwan)	17,000	281,894
Zhen Ding Technology Holdings, Ltd. (Taiwan)	26,000	89,412
		5,573,400
Materials — 5.8%
Materials — 5.8%
Akcansa Cimento A/S (Turkey)	7,290	24,321
Aluminum Corp. of China, Ltd. - H Shares (China)	112,000	75,722
Anglogold Ashanti PLC (South Africa)	9,922	453,258
Anhui Conch Cement Co., Ltd. - H Shares (China)	19,000	48,403
Apex Mining Co., Inc. (Philippines)	307,000	33,875
Chambal Fertilisers and Chemicals, Ltd. (India)	9,463	62,409
China Hongqiao Group, Ltd. (China)	81,000	186,511
China Lumena New Materials Corp. (China) (a)(c)	1,700	0
China Metal Products Co., Ltd. (Taiwan)	36,000	32,537
China National Building Material Co., Ltd. - H Shares (China)	72,000	34,462
CMOC Group, Ltd. - H Shares (China)	51,000	52,049
Dongkuk Holdings Co., Ltd. (South Korea)	10,287	59,814
Dongyue Group, Ltd. (China)	30,000	40,094
Egypt Aluminium (Egypt)	12,176	38,872
Gloria Material Technology Corp. (Taiwan)	26,000	30,812
Gold Fields, Ltd. ADR (South Africa)	8,100	191,727
Grupo Mexico S.A.B de C.V. - Class B (Mexico)	58,200	352,466

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	13

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Shares	Value
Materials (Continued)
Gulf Oil Lubricants India, Ltd. (India)	4,999	$73,648
Hanil Holdings Co., Ltd. (South Korea)	7,551	99,186
Harmony Gold Mining Co., Ltd. ADR (South Africa)	5,800	81,026
HDC Holdings Co., Ltd. (South Korea)	2,822	48,993
Hindalco Industries, Ltd. (India)	18,404	148,953
Insecticides India, Ltd. (India)	3,361	37,933
Jaya Tiasa Holdings Bhd (Malaysia)	89,600	23,418
Magnitogorsk Iron & Steel Works PJSC (Russia) *(a)(c)	194,390	0
Malayan Cement Bhd (Malaysia)	31,300	37,315
Mineros S.A. (Colombia)	22,382	39,390
National Aluminium Co., Ltd. (India)	22,172	49,983
NMDC, Ltd. (India)	452,568	369,810
Novolipetsk Steel PJSC (Russia) *(a)(c)(d)	2,870	0
SABIC Agri-Nutrients Co. (Saudi Arabia)	6,736	192,598
San Fang Chemical Industry Co., Ltd. (Taiwan)	24,000	31,187
Satellite Chemical Co., Ltd. (China)	13,300	32,207
Shandong Nanshan Aluminum Co., Ltd. (China)	180,700	96,629
Siam City Cement PCL (Thailand)	8,200	36,029
Sinofert Holdings, Ltd. (China)	228,000	37,256
SK Discovery Co., Ltd. (South Korea)	1,065	46,204
Steel Authority of India, Ltd. (India)	36,367	56,061
Styrenix Performance Materials, Ltd. (India)	1,259	47,308
Tata Steel, Ltd. (India)	92,723	173,003
Universal Cement Corp. (Taiwan)	37,000	35,256
UPL, Ltd. (India)	6,704	51,732
Vale S.A. ADR (Brazil)	25,974	252,208
Vedanta, Ltd. (India)	19,482	104,942
YC INOX Co., Ltd. (Taiwan)	51,000	38,683
Yem Chio Co., Ltd. (Taiwan)	46,000	24,802
YFY, Inc. (Taiwan)	44,000	34,472
Yung Chi Paint & Varnish Manufacturing Co., Ltd. (Taiwan)	12,000	31,942
Yunnan Aluminium Co., Ltd. - Class A (China)	16,100	35,948
Yunnan Yuntianhua Co., Ltd. - Class A (China)	39,300	120,559
Zhejiang NHU Co., Ltd. - Class A (China)	10,800	32,073
		4,238,086
Real Estate — 2.0%
Equity Real Estate Investment Trusts (REITs) — 0.2%
Investec PCL (South Africa)	73,886	33,889
Sinpas Gayrimenkul Yatirim Ortakligi A.S. (Turkey) (a)	334,915	36,505
Torunlar Gayrimenkul Yatirim Ortakligi A/S (Turkey)	23,823	39,996
Yeni Gimat Gayrimenkul Ortakligi A.S. (Turkey)	21,598	44,772
		155,162
	Shares	Value
Real Estate Management & Development — 1.8%
Alembic, Ltd. (India)	51,522	$73,236
Amata Corp. PCL (Thailand)	73,300	31,734
Barwa Real Estate Co. (Qatar)	67,473	51,458
Concentradora Fibra Danhos S.A. de C.V.	71, 600	93,583
Da-Li Development Co., Ltd. (Taiwan)	21,000	34,755
Emaar Properties PJSC (United Arab Emirates)	163,685	607,180
Matrix Concepts Holdings Bhd (Malaysia)	110,200	35,087
Megaworld Corp. (Philippines)	1,026,000	35,982
OSK Holdings Bhd (Malaysia)	132,750	36,928
Poly Property Group Co., Ltd. (China)	371,000	71,530
Puradelta Lestari Tbk P.T. (Indonesia)	3,013,700	25,622
Robinsons Land Corp. (Philippines)	175,400	42,394
Shanghai Industrial Urban Development Group, Ltd. (China)	863,941	34,271
Shui on Land, Ltd. (China)	1,198,500	110,033
Sinyi Realty, Inc. (Taiwan)	40,000	34,361
Tomson Group Ltd. (China)	108,000	39,067
		1,357,221
Utilities — 2.4%
Utilities — 2.4%
Beijing Jingneng Clean Energy Co., Ltd. - H Shares (China)	302,000	90,857
Centrais Eletricas de Santa Catarina S.A. (Brazil)	4,400	83,286
China Datang Corp. Renewable Power Co., Ltd. - H Shares (China)	297,000	92,378
China Everbright Water, Ltd. (China)	165,600	31,274
Datang International Power Generation Co., Ltd. - H Shares (China)	144,000	36,745
Enea S.A. (Poland)	7,561	41,036
Engie Energia Chile S.A. (Chile)	78,208	109,132
GAIL India, Ltd. (India) (d)	7,281	97,020
Guangdong Investment, Ltd. (China)	172,000	144,124
Indraprastha Gas, Ltd. (India)	39,451	100,210
Korea District Heating Corp. (South Korea)	1,418	87,944
Korea Electric Power Corp. (South Korea)	4,381	126,350
NTPC, Ltd. (India)	23,591	92,157
OGK-2 PJSC (Russia) *(a)(c)	5,740,000	0
Perusahaan Gas Negara Tbk P.T. (Indonesia)	862,000	85,803
Power Grid Corp. of India, Ltd. (India)	68,737	240,338
Rojana Industrial Park PCL (Thailand)	203,100	27,308
SGC Energy Co., Ltd. (South Korea)	1,686	30,580
Tauron Polska Energia S.A. 144A (Poland) (a)(b)	61,847	144,434
Towngas China Co., Ltd. (China)	187,000	93,906
		1,754,882
Total Common Stocks (Cost $54,050,681)		$72,467,947

See Notes to Financial Statements.
14	| www.cisbh.com/funds

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Shares	Value
PREFERRED STOCKS — 1.3%
Energy — 0.5%
Energy — 0.5%
Petroleo Brasileiro S.A. ADR, 4.81% (Brazil)	29,600	$341,584
Surgutneftegas PJSC (Russia) *(a)(c)	541,500	0
		341,584
Financials — 0.2%
Banks — 0.2%
Banco ABC Brasil S.A. (Brazil)	37,575	154,819

Information Technology — 0.4%
Technology Hardware & Equipment — 0.4%
Samsung Electronics Co., Ltd. (South Korea)	7,031	257,424

Materials — 0.1%
Materials — 0.1%
Bradespar S.A. (Brazil)	25,600	73,963

Utilities — 0.1%
Utilities — 0.1%
Cia de Saneamento do Parana (Brazil)	77,400	107,538

Total Preferred Stocks (Cost $1,069,701)		935,328

WARRANT — 0.0% (e)
Consumer Staples — 0.0% (e)
Food — 0.0% (e)
Guan Chong Bhd - Warrant (Malaysia) (Cost $0)	11,025	575

Investments at Value — 99.8%
(Cost $55,213,635)		$73,403,850

Other Assets in Excess of Liabilities — 0.2%		141,365

Net Assets — 100.0%		$73,545,215

*	Security has been suspended from trading due to the ongoing conflict in Russia and Ukraine. As result, management made the decision to value the security at $0.
(a)	Non-income producing security.
(b)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.
(d)	Security is considered a restricted security; however, such restriction has not resulted in an illiquid classification. The total value of these securities is $277,644, which represents 0.4% of net assets as of June 30, 2025.
(e)	Percentage rounds to less than 0.1%.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Country	Value	% of Net Assets
China	$20,923,103	28.4%
Taiwan	14,025,471	19.1%
India	13,436,643	18.3%
South Korea	8,101,750	11.0%
Brazil	3,159,193	4.3%
Saudi Arabia	2,379,808	3.2%
South Africa	2,344,792	3.2%
Mexico	1,301,070	1.8%
Malaysia	1,044,640	1.4%
Indonesia	996,489	1.4%
United Arab Emirates	975,625	1.3%
Poland	912,489	1.2%
Thailand	715,015	1.0%
Greece	569,780	0.8%
Qatar	517,467	0.7%
Turkey	507,667	0.7%
Kuwait	387,485	0.5%
Philippines	340,786	0.5%
Chile	291,343	0.4%
Colombia	252,001	0.3%
Egypt	142,562	0.2%
Peru	41,924	0.1%
Hungary	36,747	0.0%
Russia	0	0.0%
Total Investments	$73,403,850	99.8%
Other Assets in Excess of Liabilities	141,365	0.2%
Net Assets	$73,545,215	100.0%

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	15

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.5%
Communication Services — 4.2%
Media & Entertainment — 2.4%
CyberAgent, Inc. (Japan)	12,100	$138,225
Future PLC (United Kingdom)	20,798	208,763
ITV PLC (United Kingdom)	309,625	350,752
MFE-MediaForEurope N.V. - Class A (Italy)	80,904	277,530
MIXI, Inc. (Japan)	16,200	391,049
Nine Entertainment Co. Holdings, Ltd. (Australia)	82,131	87,826
Nippon Television Holdings, Inc. (Japan)	1,800	41,695
Reach PLC (United Kingdom)	249,483	250,661
SKY Perfect JSAT Holdings, Inc. (Japan)	21,800	218,388
TV Asahi Holdings Corp. (Japan)	2,562	49,624
		2,014,513
Telecommunication Services — 1.8%
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	139,693	238,731
Gamma Communications PLC (United Kingdom)	2,531	39,534
Millicom International Cellular S.A. (Sweden)	14,222	532,898
Partner Communications Co., Ltd. (Israel)	13,066	99,231
Proximus S.A.D.P. (Belgium)	67,281	656,248
		1,566,642
Consumer Discretionary — 12.7%
Automobiles & Components — 3.9%
Aisan Industry Co., Ltd. (Japan)	14,400	167,741
CIE Automotive S.A. (Spain)	6,653	191,586
Eagle Industry Co., Ltd. (Japan)	14,600	194,363
Exedy Corp. (Japan)	6,800	194,485
FCC Co., Ltd. (Japan)	22,193	429,653
Gestamp Automocion S.A. 144A (Spain) (a)	50,772	175,357
G-Tekt Corp. (Japan)	22,211	272,521
Johnson Electric Holdings, Ltd. (Hong Kong)	49,500	136,582
NHK Spring Co., Ltd. (Japan)	25,400	276,518
NOK Corp. (Japan)	15,300	225,697
Pacific Industrial Co., Ltd. (Japan)	30,125	281,914
Schaeffler A.G. (Germany)	16,823	92,009
Sumitomo Riko Co., Ltd. (Japan)	29,200	337,549
Toyoda Gosei Co., Ltd. (Japan)	5,800	114,088
Toyota Boshoku Corp. (Japan)	8,000	109,043
Valeo SE (France)	10,594	116,279
		3,315,385
Consumer Discretionary Distribution & Retail — 3.5%
Accent Group, Ltd. (Australia)	175,071	160,836
AOKI Holdings, Inc. (Japan)	16,253	188,202
B&M European Value Retail S.A. (United Kingdom)	11,394	42,434
Belluna Co., Ltd. (Japan)	45,600	281,002
CECONOMY A.G. (Germany) (b)	121,280	517,591
	Shares	Value
Consumer Discretionary Distribution & Retail (Continued)
Currys PLC (United Kingdom)	513,208	$857,806
Harvey Norman Holdings, Ltd. (Australia)	44,223	153,431
Joshin Denki Co., Ltd. (Japan)	17,100	281,565
Super Retail Group, Ltd. (Australia)	29,132	273,103
Wickes Group PLC (United Kingdom)	69,379	213,786
		2,969,756
Consumer Durables & Apparel — 2.5%
Berkeley Group Holdings PLC (United Kingdom)	913	48,372
Cairn Homes PLC (Ireland)	16,616	41,980
HUGO BOSS A.G. (Germany)	1,133	52,496
Open House Co., Ltd. (Japan)	11,100	501,880
OVS S.p.A. 144A (Italy) (a)	39,059	170,223
SANKYO Co., Ltd. (Japan)	51,700	956,738
Sumitomo Forestry Co., Ltd. (Japan)	4,800	48,464
Yue Yuen Industrial Holdings, Ltd. (Hong Kong)	193,000	296,078
		2,116,231
Consumer Services — 2.9%
AcadeMedia A.B. 144A (Sweden) (a)	12,374	109,174
Betsson A.B. (Sweden)	44,829	949,234
Carnival PLC (United Kingdom) (b)	10,345	262,705
Cie des Alpes (France)	3,413	82,864
G8 Education, Ltd. (Australia)	506,990	393,982
ME GROUP INTERNATIONAL PLC (United Kingdom)	83,674	263,754
Mitchells & Butlers PLC (United Kingdom) (b)	41,193	162,086
Rank Group PLC (United Kingdom)	91,094	166,294
TUI A.G. (Germany) (c)	11,025	96,608
		2,486,701
Consumer Staples — 5.2%
Consumer Staples Distribution & Retail — 2.1%
Cawachi, Ltd. (Japan)	6,549	125,391
Colruyt Group N.V. (Belgium)	1,330	57,551
Heiwado Co., Ltd. (Japan)	6,000	117,791
Kato Sangyo Co., Ltd. (Japan)	3,197	121,878
Life Corp. (Japan)	48,010	736,243
Marks & Spencer Group PLC (United Kingdom)	8,481	41,275
San-A Co., Ltd. (Japan)	12,971	265,768
Sonae SGPS S.A. (Portugal)	35,904	51,086
Sundrug Co., Ltd. (Japan)	5,300	165,834
Valor Holdings Co., Ltd. (Japan)	7,100	124,179
		1,806,996
Food, Beverage & Tobacco — 3.0%
Austevoll Seafood A.S.A. (Norway)	40,029	385,318
First Pacific Co., Ltd. (Hong Kong)	428,000	303,375
First Resources, Ltd. (Singapore)	256,914	296,866
Greencore Group PLC (United Kingdom)	99,790	319,821
Inghams Group, Ltd. (Australia)	121,298	283,432
J-Oil Mills, Inc. (Japan)	14,106	191,906

See Notes to Financial Statements.
16	| www.cisbh.com/funds

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Shares	Value
Food, Beverage & Tobacco (Continued)
Mitsui DM Sugar Holdings Co., Ltd. (Japan)	5,500	$116,747
Nippn Corp. (Japan)	6,200	91,634
Nisshin Oillio Group, Ltd. (The) (Japan)	8,400	284,615
Scandinavian Tobacco Group A/S 144A (Denmark) (a)	17,727	235,278
Starzen Co., Ltd. (Japan)	14,115	107,904
		2,616,896
Household & Personal Products — 0.1%
Lion Corp. (Japan)	7,400	76,499

Energy — 2.7%
Energy — 2.7%
Aker Solutions A.S.A. (Norway) (c)	71,021	245,126
Beach Energy, Ltd. (Australia)	46,968	40,751
Diversified Energy Co. PLC (United Kingdom)	6,783	101,105
DNO A.S.A. (Norway)	53,553	68,256
Energean PLC (United Kingdom)	8,306	103,916
Esso S.A. Francaise (France)	1,170	207,104
Etablissements Maurel et Prom S.A. (France)	15,914	90,134
Friedrich Vorwerrk Group S.E. (Germany)	615	42,493
Harbour Energy PLC (United Kingdom)	24,925	66,813
Japan Petroleum Exploration Co., Ltd. (Japan)	20,100	141,393
Karoon Energy, Ltd. (Australia)	188,086	237,355
Paz Retail and Energy, Ltd. (Israel)	2,027	370,863
Saipem S.p.A. (Italy)	91,597	250,388
Serica Energy PLC (United Kingdom)	36,051	78,569
Tecnicas Reunidas S.A. (Spain) (b)	2,210	51,034
Vallourec SACA (France)	5,016	92,519
Yancoal Australia, Ltd. (Australia)	29,950	113,804
		2,301,623
Financials — 13.0%
Banks — 6.3%
Banco di Desio e della Brianza SpA (Italy)	4,284	35,830
Bank of Georgia Group PLC (United Kingdom)	10,977	1,069,130
BAWAG Group A.G. 144A (Austria) (a)	4,069	520,308
BPER Banca (Italy)	91,559	830,949
Dah Sing Banking Group, Ltd. (Hong Kong)	75,391	87,411
Dah Sing Financial Holdings, Ltd. (Hong Kong)	52,000	197,230
Daishi Hokuetsu Financial Group, Inc. (Japan)	10,100	233,184
Kiyo Bank, Ltd. (The) (Japan)	12,200	210,762
Musashino Bank, Ltd. (The) (Japan)	4,600	104,029
Nanto Bank, Ltd. (The) (Japan)	3,800	108,102
Norion Bank A.B. (Sweden) (b)	49,366	265,445
North Pacific Bank, Ltd. (Japan)	29,000	116,034
Raiffeisen Bank International A.G. (Austria)	13,682	418,480
	Shares	Value
Banks (Continued)
Sydbank A/S (Denmark)	9,440	$700,216
TBC Bank Group PLC (United Kingdom)	2,919	185,968
TOMONY Holdings, Inc. (Japan)	27,200	101,800
Unicaja Banco S.A. 144A (Spain) (a)	99,872	235,871
		5,420,749
Financial Services — 4.3%
Acom Co., Ltd. (Japan)	147,200	435,803
Credit Saison Co., Ltd. (Japan)	20,700	558,392
EFG International A.G. (Switzerland)	4,355	80,689
Financial Products Group Co., Ltd. (Japan)	6,800	112,686
Helia Group, Ltd. (Australia)	144,048	534,016
Hoist Finance A.B. 144A (Sweden) (a)	24,707	217,886
Investec PLC (United Kingdom)	9,853	73,705
Magellan Financial Group, Ltd. (Australia)	53,702	302,855
Mizuho Leasing Co., Ltd. (Japan)	15,200	112,759
Mutares S.E. & Co., KGaA (Germany)	6,431	274,386
Pepper Money, Ltd. (Australia)	47,161	55,945
Swissquote Group Holding S.A. (Switzerland)	391	222,235
Tokyo Century Corp. (Japan)	40,300	453,627
Yangzijiang Financial Holding, Ltd. (Singapore)	437,200	254,715
		3,689,699
Insurance — 2.4%
Harel Insurance Investments & Financial Services, Ltd. (Israel)	32,535	911,537
Just Group PLC (United Kingdom)	315,157	573,784
Lancashire Holdings, Ltd. (United Kingdom)	48,688	384,259
Phoenix Holdings, Ltd. (The) (Israel)	2,411	69,788
Vienna Insurance Group A.G. (Austria)	2,047	105,404
		2,044,772
Health Care — 4.9%
Health Care Equipment & Services — 3.5%
Ambea A.B. 144A (Sweden) (a)	58,794	701,369
Ansell, Ltd. (Australia)	22,985	458,264
Attendo A.B. 144A (Sweden) (a)	58,450	392,660
Clariane S.E. (France)	92,077	564,149
ConvaTec Group PLC 144A (United Kingdom) (a)	44,244	175,242
Galenica A.G. 144A (Switzerland) (a)	393	43,010
Getinge A.B. - B Shares (Sweden)	1,862	37,412
Japan Lifeline Co., Ltd. (Japan)	54,502	564,511
Sigma Healthcare, Ltd. (Australia)	20,039	39,443
		2,976,060
Pharmaceuticals, Biotechnology & Life Sciences — 1.4%
H Lundbeck A/S - Class A (Denmark)	28,738	138,777
H Lundbeck A/S - Class B (Denmark)	69,288	398,044
Nippon Shinyaku Co., Ltd. (Japan)	13,700	298,926
Tsumura & Co. (Japan)	15,000	361,971
		1,197,718

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	17

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Shares	Value
Industrials — 22.8%
Capital Goods — 13.8%
Aker A.S.A. (Norway)	2,741	$178,375
Central Glass Co., Ltd. (Japan)	11,100	228,694
Construcciones y Auxiliar de Ferrocarriles S.A. (Spain)	1,621	89,213
Deutz A.G. (Germany)	6,549	59,035
E-Commodities Holdings, Ltd. (Hong Kong)	1,261,426	149,444
Elco, Ltd. (Israel)	3,103	171,509
GS Yuasa Corp. (Japan)	17,200	320,891
Implenia A.G. (Switzerland)	14,326	1,003,940
Iveco Group N.V. (Italy)	26,770	527,146
Japan Pulp & Paper Co., Ltd. (Japan)	72,986	313,605
Kanadevia Corp. (Japan)	38,496	260,058
Kanamoto Co., Ltd. (Japan)	13,055	293,047
Kandenko Co., Ltd. (Japan)	2,000	46,154
Keller Group PLC (United Kingdom)	36,188	727,973
Kier Group PLC (United Kingdom)	247,560	709,190
Kitz Corp. (Japan)	35,300	289,749
Koninklijke BAM Groep N.V. (Netherlands)	113,311	1,010,692
Koninklijke Heijmans N.V. (Netherlands)	5,828	377,476
Kyokuto Kaihatsu Kogyo Co., Ltd. (Japan)	19,000	352,844
NCC A.B. - B Shares (Sweden)	4,687	87,714
NGK Insulators, Ltd. (Japan)	38,000	476,878
Nippon Densetsu Kogyo Co., Ltd. (Japan)	17,000	302,327
NRW Holdings, Ltd. (Australia)	283,526	558,086
OC Oerlikon Corp. A.G. (Switzerland)	31,925	148,745
PER Aarsleff Holdings A/S (Denmark)	1,408	146,244
Porr A.G. (Austria)	8,890	296,679
Raito Kogyo Co., Ltd. (Japan)	13,000	258,048
Sanki Engineering Co., Ltd. (Japan)	10,300	289,151
Strabag S.E. (Austria)	663	63,126
Sulzer A.G. (Switzerland)	2,175	393,077
Tadano Ltd. (Japan)	42,504	282,856
Takara Standard Co., Ltd. (Japan)	17,700	298,269
TOA Corp. (Japan)	33,700	353,051
Wakita & Co., Ltd. (Japan)	18,800	220,119
Yamabiko Corp. (Japan)	18,400	270,311
Yangzijiang Shipbuilding Holdings, Ltd. (Singapore)	197,600	344,821
		11,898,537
Commercial & Professional Services — 3.8%
Bilfinger S.E. (Germany)	6,460	621,773
Derichebourg S.A. (France)	19,721	134,012
IPH Ltd. (Australia)	109,273	329,227
ISS A/S (Denmark)	7,242	202,136
Loomis A.B. (Sweden)	7,292	306,594
Nomura Co., Ltd. (Japan)	26,600	169,932
Okamura Corp. (Japan)	9,700	149,336
Persol Holdings Co., Ltd. (Japan)	272,500	531,744
	Shares	Value
Commercial & Professional Services (Continued)
Prosegur Cash S.A. 144A (Spain) (a)	108,014	$103,816
Prosegur Cia de Seguridad S.A. (Spain)	74,095	254,635
TRE Holdings Corp. (Japan)	30,800	291,812
UT Group Co., Ltd. (Japan)	8,300	141,790
		3,236,807
Transportation — 5.2%
Air New Zealand, Ltd. (New Zealand)	201,245	71,768
easyJet PLC (United Kingdom)	57,874	423,516
Finnair OYJ (Finland)	67,677	213,836
Hoegh Autoliners A.S.A. 144A (Norway) (a)	33,547	297,213
JET2 PLC (United Kingdom)	12,786	324,253
Kelsian Group, Ltd. (Australia)	62,976	157,304
Konoike Transport Co., Ltd. (Japan)	20,000	408,329
MPC Container Ships A.S.A. (Norway)	165,898	262,879
Nippon Yusen KK (Japan)	21,000	421,196
NS United Kaiun Kaisha, Ltd. (Japan)	1,800	48,741
Odfjell S.E. - A Shares (Norway)	8,373	89,810
Redde Northgate PLC (United Kingdom)	83,148	405,523
Sankyu, Inc. (Japan)	8,200	439,758
SBS Holdings, Inc. (Japan)	6,900	139,025
Wallenius Wilhelmsen A.S.A. (Norway)	52,928	435,212
ZIM Integrated Shipping Services, Ltd. (Israel)	19,200	308,928
		4,447,291
Information Technology — 9.5%
Semiconductors & Semiconductor Equipment — 1.8%
Ferrotec Holdings Corp. (Japan)	17,100	360,689
RS Technologies Co., Ltd. (Japan)	15,745	345,798
Shibaura Mechatronics Corp. (Japan)	6,200	466,985
SUSS MicroTec S.E. (Germany)	6,418	352,724
		1,526,196
Software & Services — 2.4%
ATEA A.S.A. (Norway)	12,806	202,286
Bytes Technology Group PLC (United Kingdom)	42,661	299,636
Econocom Group S.A./N.V. (Belgium)	29,440	67,549
Formula Systems (1985), Ltd. (Israel)	1,943	247,729
Hansen Technologies, Ltd. (Australia)	121,623	399,122
Indra Sistemas S.A. (Spain)	1,187	51,496
Magic Software Enterprises, Ltd. (Israel)	6,579	126,006
Sopra Steria Group (France)	2,012	490,515
TietoEVRY OYJ (Finland)	8,553	162,184
		2,046,523
Technology Hardware & Equipment — 5.3%
Ai Holdings Corp. (Japan)	15,400	250,530
ALSO Holding A.G. (Switzerland)	1,503	509,783
Barco N.V. (Belgium)	5,205	76,268
Brother Industries, Ltd. (Japan)	22,300	384,617
Daiwabo Holdings Co., Ltd. (Japan)	15,500	278,562
Dicker Data, Ltd. (Australia)	46,792	248,894
Elecom Co., Ltd. (Japan)	11,300	141,590

See Notes to Financial Statements.
18	| www.cisbh.com/funds

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Shares	Value
Technology Hardware & Equipment (Continued)
Ituran Location and Control, Ltd. (Israel)	7,700	$298,221
Kaga Electronics Co., Ltd. (Japan)	15,300	290,195
Nippon Ceramic Co., Ltd. (Japan)	16,800	326,713
Nippon Signal Co., Ltd. (Japan)	22,505	168,043
PAX Global Technology, Ltd. (Hong Kong)	45,000	34,682
Quadient S.A. (France)	8,350	156,513
Ryoyo Ryosan Holdings, Inc. (Japan)	10,000	184,076
SoftwareOne Holding A.G. (Switzerland)	55,136	550,552
Spectris PLC (United Kingdom)	7,385	389,151
Wacom Co., Ltd. (Japan)	56,800	269,558
		4,557,948
Materials — 9.2%
Materials — 9.2%
Bekaert S.A. (Belgium)	7,004	289,749
Billerud Aktiebolag (Sweden)	7,713	79,920
Chugoku Marine Paints, Ltd. (Japan)	18,800	352,765
Evolution Mining, Ltd. (Australia)	9,167	47,726
Fuji Seal International, Inc. (Japan)	14,500	280,129
Kemira OYJ (Finland)	5,884	136,439
KH Neochem Co., Ltd. (Japan)	6,000	105,067
Kobe Steel, Ltd. (Japan)	68,600	748,733
Navigator Co. S.A. (The) (Portugal)	76,809	288,563
Pan African Resources PLC (United Kingdom)	1,058,153	664,468
Perenti, Ltd. (Australia)	481,507	514,346
Perseus Mining, Ltd. (Australia)	208,436	473,401
Ramelius Resources, Ltd. (Australia)	268,151	451,537
Sakata INX Corp. (Japan)	23,400	315,594
Semapa-Sociedade de Investimento e Gestao (Portugal)	8,291	163,086
Solvay S.A. (Belgium)	11,705	405,392
SSAB A.B. - B Shares (Sweden)	5,737	33,961
Taiheiyo Cement Corp. (Japan)	6,700	166,207
thyssenkrupp A.G. (Germany)	18,486	199,230
Tokuyama Corp. (Japan)	17,700	369,805
Vetropack Holding A.G. (Switzerland)	3,827	154,276
Vicat S.A.C.A. (France)	9,466	655,790
West African Resources, Ltd. (Australia) (b)	221,277	336,122
Westgold Resources, Ltd. (Australia)	84,182	161,066
Yodogawa Steel Works, Ltd. (Japan)	37,500	297,752
Zacros Corp. (Japan)	7,238	188,704
		7,879,828
Real Estate — 10.7%
Equity Real Estate Investment Trusts (REITs) — 7.0%
Abacus Group (Australia)	143,026	105,474
British Land Co. PLC (The) (United Kingdom)	98,496	511,180
CapitaLand Retail China Trust (Singapore)	63,000	34,951
Carmila S.A. (France)	14,726	289,602
Centuria Office REIT (Australia)	295,698	219,109
	Shares	Value
Equity Real Estate Investment Trusts (REITs (Continued)
Charter Hall Group (Australia)	5,189	$65,756
Cromwell Property Group (Australia)	861,221	193,065
Dexus (Australia)	15,428	67,713
Eagle Hospitality Trust (Singapore) (b)(d)	1,204,600	0
Global One Real Estate Investment Corp. (Japan)	283	268,445
Growthpoint Properties Australia, Ltd. (Australia)	206,640	316,731
ICADE (France)	12,244	345,547
Ichigo Office REIT Investment Corp. (Japan)	148	94,280
Invincible Investment Corp. (Japan)	1,473	634,207
Japan Hotel REIT Investment Corp. (Japan)	567	299,596
KDX Realty Investment Corp. (Japan)	476	516,411
LondonMetric Property PLC (United Kingdom)	25,259	70,529
MIRAI Corp. (Japan)	813	249,650
NIPPON REIT Investment Corp. (Japan)	688	422,172
Prime US REIT (Singapore)	866,910	139,566
Samty Residential Investment Corp. (Japan)	41	27,619
Sasseur Real Estate Investment Trust (Singapore)	319,337	160,955
Starhill Global REIT (Singapore)	651,070	261,377
Stoneweg Europe Stapled Trust (Singapore)	79,007	141,450
Supermarket Income Reit PLC (United Kingdom)	311,509	363,005
Target Healthcare REIT PLC (United Kingdom)	167,416	239,188
		6,037,578
Real Estate Management & Development — 3.7%
Aroundtown S.A. (Germany)	29,475	108,425
Blue Square Real Estate, Ltd. (Israel)	3,350	386,512
Cibus Nordic Real Estate A.B. (Sweden)	13,018	257,327
G City Ltd. (Israel)	80,537	319,299
Grand City Properties S.A. (Germany) (b)	20,268	265,555
Hang Lung Group, Ltd. (Hong Kong)	25,000	43,529
Hang Lung Properties, Ltd. (Hong Kong)	41,000	39,246
Hiag Immobilien Holding A.G. (Switzerland)	2,229	310,947
Intershop Holding A.G. (Switzerland)	1,204	215,656
Isras Investment Co., Ltd. (Israel)	209	59,510
Mapletree Pan Asia Commercial Trust (Singapore) (c)	79,800	79,201
Sagax A.B. - D Shares (Sweden)	151,342	536,530
Savills PLC (United Kingdom)	2,579	35,236
Tokyu Fudosan Holdings Corp. (Japan)	71,100	508,008
		3,164,981
Utilities — 2.6%
Utilities — 2.6%
A2A S.p.A. (Italy)	86,386	232,664
AGL Energy, Ltd. (Australia)	41,329	265,022
Contact Energy, Ltd. (New Zealand)	27,982	153,575

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	19

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Shares	Value
Utilities (Continued)
Drax Group PLC (United Kingdom)	43,399	$413,604
Electric Power Development Co., Ltd. (Japan)	23,600	402,611
Iren S.p.A. (Italy)	15,297	47,254
Italgas S.p.A. (Italy)	47,228	400,590
Rubis SCA (France)	1,663	53,766
Tohoku Electric Power Co., Inc. (Japan)	33,300	243,092
		2,212,178
Total Common Stocks (Cost $65,012,959)		83,608,107

PREFERRED STOCKS — 1.1%
Health Care — 0.6%
Health Care Equipment & Services — 0.6%
Draegerwerk A.G. & Co. KGaA (Germany)	6,468	512,245

Industrials — 0.5%
Transportation — 0.5%
Sixt S.E. (Germany)	5,548	389,794

Total Preferred Stocks (Cost $700,006)		902,039

Investments at Value — 98.6% (Cost $65,712,965)		$84,510,146

Other Assets in Excess of Liabilities — 1.4%		1,241,462

Net Assets — 100.0%		$85,751,608

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Security is considered a restricted security; however, such restriction has not resulted in an illiquid classification. The total value of these securities is $420,935, which represents 0.5% of net assets as of June 30, 2025.
(d)	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Country	Value	% of Net Assets
Japan	$29,696,690	34.6%
United Kingdom	11,616,986	13.6%
Australia	8,044,744	9.4%
Sweden	4,508,124	5.3%
Switzerland	3,632,910	4.2%
Israel	3,607,864	4.2%
Germany	3,584,364	4.2%
France	3,278,794	3.8%
Italy	2,772,574	3.2%
Norway	2,164,475	2.5%
Denmark	1,820,695	2.1%
Singapore	1,713,902	2.0%
Belgium	1,552,757	1.8%
Austria	1,403,997	1.7%
Netherlands	1,388,168	1.6%
Hong Kong	1,287,577	1.5%
Spain	1,153,008	1.3%
Finland	512,459	0.6%
Portugal	502,735	0.6%
New Zealand	225,343	0.3%
Ireland	41,980	0.1%
Total Investments	$84,510,146	98.6%
Other Assets in Excess of Liabilities	1,241,462	1.4%
Net Assets	$85,751,608	100.0%

See Notes to Financial Statements.
20	| www.cisbh.com/funds

Segall Bryant & Hamill International Equity Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.1%
Communication Services — 5.4%
Media & Entertainment — 0.5%
Havas N.V. (Netherlands)	2,627	$4,516
MFE-MediaForEurope N.V. - Class B (Italy)	385	1,795
Sea, Ltd. ADR (Singapore) (a)	86	13,755
Television Francaise 1 S.A. (France)	463	4,807
TV Asahi Holdings Corp. (Japan)	1,200	23,243
		48,116
Telecommunication Services — 4.9%
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	1,648	2,816
BT Group PLC (United Kingdom)	22,184	59,067
Deutsche Telekom A.G. (Germany)	559	20,460
KDDI Corp. (Japan)	7,168	123,057
Koninklijke KPN N.V. (Netherlands)	1,815	8,842
Millicom International Cellular S.A. (Sweden)	400	14,988
Nippon Telegraph & Telephone Corp. (Japan)	52,576	56,200
Orange S.A. (France)	3,006	45,772
Proximus S.A.D.P. (Belgium)	1,372	13,382
Singapore Telecommunications, Ltd. (Singapore)	1,800	5,427
StarHub, Ltd. (Singapore)	2,300	2,098
Telenor A.S.A. (Norway)	107	1,666
Telia Co. A.B. (Sweden)	16,853	60,622
Telstra Group, Ltd. (Australia)	12,402	39,546
Vantage Towers A.G. (Germany)	253	11,145
		465,088
Consumer Discretionary — 9.4%
Automobiles & Components — 4.8%
Aisan Industry Co., Ltd. (Japan)	1,700	19,803
Burelle S.A. (France)	47	19,985
Continental A.G. (Germany)	1,156	100,885
Exedy Corp. (Japan)	100	2,860
FCC Co., Ltd. (Japan)	1,000	19,360
Honda Motor Co., Ltd. (Japan)	5,943	57,297
Johnson Electric Holdings, Ltd. (Hong Kong)	3,500	9,657
KYB Corp. (Japan)	900	18,646
Mercedes-Benz Group A.G. (Germany)	39	2,272
NHK Spring Co., Ltd. (Japan)	100	1,089
NOK Corp. (Japan)	200	2,950
Opmobility (France)	1,544	19,750
Pirelli & C S.p.A. 144A (Italy) (b)	348	2,399
Stellantis N.V. (Italy)	714	7,151
Subaru Corp. (Japan)	1,562	27,075
Sumito Electric Industries, Ltd. (Japan)	100	2,144
Sumitomo Riko Co., Ltd. (Japan)	200	2,312
Suzuki Motor Corp. (Japan)	900	10,849
Toyo Tire Corp. (Japan)	900	19,059
Toyoda Gosei Co., Ltd. (Japan)	100	1,967
Toyota Boshoku Corp. (Japan)	1,400	19,082
	Shares	Value
Automobiles & Components (Continued)
Volkswagon A.G. (Germany)	844	$91,280
		457,872
Consumer Discretionary Distribution & Retail — 1.5%
Accent Group, Ltd. (Australia)	8,507	7,815
Carasso Motors, Ltd. (Israel)	302	2,973
Currys PLC (United Kingdom)	13,088	21,876
Industria de Diseno Textil S.A. (Spain)	1,155	60,248
Luk Fook Holdings International, Ltd. (Hong Kong)	3,000	7,664
Prosus N.V. (Netherlands)	486	27,266
Wickes Group PLC (United Kingdom)	6,522	20,097
		147,939
Consumer Durables & Apparel — 2.4%
Barratt Redrow PLC (United Kingdom)	1,289	8,071
Cairn Homes PLC (Ireland)	8,124	20,525
Chow Sang Sang Holdings
International, Ltd. (Hong Kong)	9,000	9,768
Cie Financiere Richemont S.A. (Switzerland)	57	10,787
Crystal International Group, Ltd. 144A (Hong Kong) (b)	8,000	4,769
Hermes International (France)	1	2,711
Kaufman & Broad S.A. (France)	526	20,506
LVMH Moet Hennessy Louis Vuitton S.E. (France)	8	4,187
Open House Group Co., Ltd. (Japan)	500	22,607
Panasonic Holdings Corp. (Japan)	8,500	90,928
Sankyo Co., Ltd. (Japan)	1,135	21,004
Swatch Group A.G. (The) (Switzerland)	356	11,995
		227,858
Consumer Services — 0.7%
Aristocrat Leisure, Ltd. (Australia)	227	9,736
Betsson A.B. (Sweden)	992	21,005
Cie des Alpes (France)	247	5,997
G8 Education, Ltd. (Australia)	26,941	20,936
Mitchells & Butlers PLC (United Kingdom) (a)	1,189	4,679
SATS ASA 144A (Norway) (a)(b)	540	1,951
		64,304
Consumer Staples — 7.7%
Consumer Staples Distribution & Retail — 1.9%
Acomo N.V. (Netherlands)	1,573	42,616
Ain Holdings, Inc. (Japan)	100	3,772
Carrefour S.A. (France)	5,513	77,762
Heiwado Co., Ltd. (Japan)	600	11,779
Kato Sangyo Co., Ltd. (Japan)	200	7,625
Koninklijke Ahold Delhaize N.V. (Netherlands)	298	12,446
Life Corp. (Japan)	192	2,944
Sonae SGPS S.A. (Portugal)	10,094	14,362
Valor Holdings Co., Ltd. (Japan)	400	6,996
		180,302
Food, Beverage & Tobacco — 5.3%
Anheuser-Busch InBev S.A./N.V. (Belgium)	25	1,720

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	21

Segall Bryant & Hamill International Equity Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Shares	Value
Food, Beverage & Tobacco (Continued)
Austevoll Seafood A.S.A. (Norway)	512	$4,928
Bell Food Group A.G. (Switzerland)	225	70,756
British American Tobacco PLC (United Kingdom)	1,292	61,426
First Resources, Ltd. (Singapore)	1,400	1,618
Greencore Group PLC (United Kingdom)	1,174	3,763
Imperial Brands PLC (United Kingdom)	2,856	112,834
Japan Tobacco, Inc. (Japan)	257	7,570
JDE Peet’s N.V. (Netherlands)	239	6,826
Kirin Holdings Co., Ltd. (Japan)	5,100	71,457
Morinaga Milk Industry Co., Ltd. (Japan)	200	4,493
Mowi A.S.A. (Norway)	68	1,313
MP Evans Group PLC (United Kingdom)	1,840	28,525
Nestle S.A. (Switzerland)	409	40,668
Neto Malinda Trading, Ltd. (Israel)	128	5,263
Nichirei Corp. (Japan)	900	11,779
Nisshin Oillio Group, Ltd. (The) (Japan)	114	3,863
Olvi PLC - A Shares (Finland)	63	2,490
Savencia S.A. (France)	350	26,555
Scandinavian Tobacco Group A/S 144A (Denmark) (b)	342	4,539
Sipef N.V. (Belgium)	56	4,198
WH Group, Ltd. 144A (Hong Kong) (b)	29,000	27,950
		504,534
Household & Personal Products — 0.5%
Essity A.B. - Class B (Sweden)	899	24,894
Haleon PLC (United Kingdom)	918	4,718
Henkel A.G. & Co. KGaA (Germany)	97	7,034
Lion Corp. (Japan)	400	4,135
Reckitt Benckiser Group PLC (United Kingdom)	170	11,581
		52,362
Energy — 2.8%
Energy — 2.8%
Beach Energy, Ltd. (Australia)	19,742	17,129
Diversified Energy Co. PLC (United Kingdom)	2,413	35,967
Energean PLC (United Kingdom)	173	2,164
Etablissements Maurel et Prom S.A. (France)	392	2,220
Inpex Corp. (Japan)	2,900	40,701
Ithaca Energy PLC (United Kingdom)	1,131	2,436
OMV A.G. (Austria)	697	37,901
Repsol S.A. (Spain)	1,255	18,355
Serica Energy PLC (United Kingdom)	17,383	37,884
Shell PLC (United Kingdom)	1,420	49,540
Tecnicas Reunidas S.A. (Spain) (a)	145	3,348
Totalenergies EP Gabon (France)	57	12,584
United Energy Group, Ltd. (Hong Kong)	174,000	11,526
		271,755
Financials — 22.9%
Banks — 14.4%
Aichi Financial Group, Inc. (Japan)	100	1,758
	Shares	Value
Banks (Continued)
ANZ Group Holdings, Ltd. (Australia)	6,323	$121,256
Banca Monte dei Paschi di Siena S.p.A. (Italy)	1,331	11,322
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	4,109	63,266
Banco BPM S.p.A. (Italy)	8,724	101,823
Banco de Sabadell S.A. (Spain)	9,829	31,289
Banco di Desio e della Brianza S.p.A. (Italy)	1,442	12,060
Bank Hapoalim BM (Israel)	92	1,767
Bank of Georgia Group PLC (United Kingdom)	117	11,396
Bank of Qingdao Co., Ltd. - H Shares 144A (Hong Kong) (b)	48,333	25,203
Barclays PLC (United Kingdom)	10,523	48,622
BNP Paribas S.A. (France)	817	73,280
BOC Hong Kong Holdings, Ltd. (Hong Kong)	2,000	8,688
BPER Banca (Italy)	11,205	101,692
BSP Financial Group, Ltd. (Australia)	521	2,720
Caisse Regionale de Credit Agricole Mutuel Brie Picardie (France)	508	13,188
Caisse Regionale de Credit Agricole Mutuel Nord de France (France)	641	13,456
Commonwealth Bank of Australia (Australia)	50	6,085
Credit Agricole S.A. (France)	1,984	37,531
Daishi Hokuetsu Financial Group, Inc. (Japan)	700	16,161
Danske Bank A/S (Denmark)	1,647	67,272
DBS Group Holdings, Ltd. (Singapore)	2,200	77,662
DNB Bank A.S.A. (Norway)	601	16,622
Hirogen Holdings, Inc. (Japan)	1,900	15,884
HSBC Holdings PLC (United Kingdom)	1,111	13,438
Israel Discount Bank, Ltd. - Class A (Israel)	1,690	16,858
Kiyo Bank, Ltd. (The) (Japan)	900	15,548
Lloyds TSB Group PLC (United Kingdom)	76,056	79,970
Nanto Bank, Ltd. (The) (Japan)	600	17,069
NatWest Group PLC (United Kingdom)	17,709	124,362
Nordea Bank Abp (Sweden)	1,707	25,361
Norion Bank A.B. (Sweden) (a)	2,498	13,432
North Pacific Bank, Ltd. (Japan)	4,000	16,005
Ogaki Kyoritsu Bank, Ltd. (The) (Japan)	900	15,641
Raiffeisen Bank International A.G. (Austria)	828	25,325
Societe Generale S.A. (France)	841	48,105
Svenska Handelsbanken A.B. - A Shares (Sweden)	4,685	62,724
TOMONY Holdings, Inc. (Japan)	1,600	5,988
United Overseas Bank, Ltd. (Singapore)	900	25,473
		1,385,302
Financial Services — 4.3%
3i Group PLC (United Kingdom)	1,332	75,376
Anima Holding S.p.A. 144A (Italy) (b)	235	1,679

See Notes to Financial Statements.
22	| www.cisbh.com/funds

Segall Bryant & Hamill International Equity Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Shares	Value
Financial Services (Continued)
Deutsche Bank A.G. (Germany)	3,949	$117,061
Financial Products Group Co., Ltd. (Japan)	1,000	16,571
Flow Traders, Ltd. 144A (Netherlands) (b)	778	25,280
Helia Group, Ltd. (Australia)	4,687	17,376
Hoist Finance A.B. 144A (Sweden) (b)	660	5,820
Latitude Group Holdings, Ltd. (Australia)	23,577	17,690
Liberty Financial Group, Ltd. (Australia)	2,558	5,623
NOMURA Holdings, Inc. (Japan)	16,100	106,076
Tokyo Century Corp. (Japan)	1,400	15,759
TP ICAP Group PLC (United Kingdom)	624	2,336
Yangzijiang Financial Holding, Ltd. (Singapore)	4,000	2,330
		408,977
Insurance — 4.2%
Ageas S.A./N.V. (Belgium)	171	11,567
AIA Group, Ltd. (Hong Kong)	3,400	30,799
Dai-ichi Life Holdings, Inc. (Japan)	2,000	15,202
Just Group PLC (United Kingdom)	1,036	1,886
Lancashire Holdings, Ltd. (United Kingdom)	1,072	8,460
MS&AD Insurance Group Holdings, Inc. (Japan)	1,893	42,312
NN Group N.V. (Netherlands)	1,581	105,190
QBE Insurance Group, Ltd. (Australia)	6,145	94,628
SCOR S.E. (France)	404	13,417
Swiss Re A.G. (Switzerland)	412	71,275
Tokio Marine Holdings, Inc. (Japan)	100	4,237
Vienna Insurance Group A.G. (Austria)	50	2,575
		401,548
Health Care — 11.3%
Health Care Equipment & Services — 1.8%
Ambea A.B. 144A (Sweden) (b)	1,046	12,478
Ansell, Ltd. (Australia)	581	11,584
Attendo A.B. 144A (Sweden) (b)	1,868	12,549
Clinica Baviera S.A. (Spain)	289	14,084
Fresenius Medical Care A.G. (Germany)	1,139	65,436
Japan Lifeline Co., Ltd. (Japan)	800	8,286
Paul Hartmann A.G. (Germany)	44	12,542
Sigma Healthcare, Ltd. (Australia)	863	1,699
Smith & Nephew PLC (United Kingdom)	261	3,997
Sonic Healthcare, Ltd. (Australia)	1,068	18,851
Terveystalo OYJ 144A (Finland) (b)	953	12,874
		174,380
Pharmaceuticals, Biotechnology & Life Sciences — 9.5%
Astellas Pharma, Inc. (Japan)	600	5,874
AstraZeneca PLC (United Kingdom)	107	14,890
CSL, Ltd. (Australia)	267	42,176
GSK PLC (United Kingdom)	7,029	134,010
H Lundbeck A/S - Class B (Denmark)	2,203	12,656
Ipsen S.A. (France)	504	60,031
	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (Continued)
Jiangsu Hengrui Pharmaceuticals Co., Ltd. 144A (Hong Kong) (a)(b)	1,200	$8,224
Nippon Shinyaku Co., Ltd. (Japan)	2,000	43,639
Novartis A.G. (Switzerland)	1,321	160,349
Novo Nordisk A/S - Class B (Denmark)	866	60,010
Roche Holding A.G. (Switzerland)	153	53,176
Roche Holding A.G. Genussscheine (Switzerland)	502	163,873
Sandoz Group A.G. (Switzerland)	36	1,973
Sanofi S.A. (France)	764	73,960
Shionogi & Co., Ltd. (Japan)	700	12,599
Takeda Pharmaceutical Co., Ltd. (Japan)	200	6,174
Towa Pharmaceutical Co., Ltd. (Japan)	2,100	43,570
United Laboratories International Holdings, Ltd. (The) (Hong Kong)	6,000	11,503
		908,687
Industrials — 18.8%
Capital Goods — 13.5%
ABB, Ltd. (Switzerland)	85	5,094
AerCap Holdings N.V. (Netherlands)	500	58,500
Aker ASA (Norway)	44	2,863
Cie de Saint-Gobain S.A. (France)	359	42,170
Eiffage S.A. (France)	562	78,962
Forbo Holding A.G. - Registered Shares (Switzerland)	79	82,175
GS Yuasa Corp. (Japan)	800	14,925
HOCHTIEF A.G. (Germany)	11	2,171
Hong Leong Asia, Ltd. (Singapore)	4,500	5,669
Implenia A.G. (Switzerland)	1,243	87,107
ITOCHU Corp. (Japan)	2,400	125,654
JOST Werke S.E. 144A (Germany) (b)	135	8,555
Kanamoto Co., Ltd. (Japan)	700	15,713
Keller Group PLC (United Kingdom)	3,199	64,353
Kier Group PLC (United Kingdom)	4,895	14,023
Kitz Corp. (Japan)	1,900	15,596
Komatsu, Ltd. (Japan)	1,283	42,323
Koninklijke BAM Groep N.V. (Netherlands)	2,170	19,356
Koninklijke Heijmans N.V. (Netherlands)	230	14,897
KSB S.E. & Co. KGaA (Germany)	15	15,724
Kyokuto Kaihatsu Kogyo Co., Ltd. (Japan)	800	14,857
Mitani Corp. (Japan)	300	4,478
Mitsui & Co., Ltd. (Japan)	400	8,184
Mota-Engil SGPS S.A. (Portugal)	2,896	13,119
NCC A.B. - B Shares (Sweden)	732	13,699
Nippon Densetsu Kogyo Co., Ltd. (Japan)	900	16,006
Obayashi Corp. (Japan)	1,000	15,149
Per Aarsleff Holding A/S (Denmark)	91	9,452
Porr A.G. (Austria)	82	2,737
Raito Kogyo Co., Ltd. (Japan)	200	3,970
Rolls-Royce Holdings PLC (United Kingdom)	3,149	41,730

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	23

Segall Bryant & Hamill International Equity Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Shares	Value
Capital Goods (Continued)
Sanki Engineering Co., Ltd. (Japan)	200	$5,615
Siemens A.G. (Germany)	12	3,082
Siemens Energy A.G. (Germany) (a)	877	102,496
Skanska A.B. - B Shares (Sweden)	254	5,917
Tadano, Ltd. (Japan)	2,400	15,972
Takara Standard Co., Ltd. (Japan)	900	15,166
TOA Corp. (Japan)	1,500	15,714
Toyota Tsusho Corp. (Japan)	125	2,831
Traton S.E. (Germany)	1,583	51,486
Veidekke A.S.A. (Norway)	121	1,947
Vinci S.A. (France)	869	128,142
Volvo A.B. - B Shares (Sweden)	2,291	64,468
YAMABIKO Corp. (Japan)	200	2,938
Yurtec Corp. (Japan)	1,100	16,156
		1,291,141
Commercial & Professional Services — 1.4%
Cewe Stiftung & Co. KGAA (Germany)	16	1,851
Derichebourg S.A. (France)	2,225	15,120
GL Events SACA (France)	474	15,237
ISS A/S (Denmark)	519	14,486
Johnson Service Group PLC (United Kingdom)	1,522	3,175
Loomis A.B. (Sweden)	346	14,548
Nomura Co., Ltd. (Japan)	2,500	15,971
Okamura Corp. (Japan)	1,000	15,395
Park24 Co., Ltd. (Japan)	600	7,690
Persol Holdings Co., Ltd. (Japan)	2,600	5,074
Prosegur Cash S.A. 144A (Spain) (b)	9,252	8,892
Prosegur Cia de Seguridad S.A. (Spain)	1,110	3,815
Teleperformance S.E. (France)	113	10,974
Transcosmos, Inc. (Japan)	300	7,284
		139,512
Transportation — 3.9%
Central Japan Railway Co. (Japan)	400	8,940
ComfortDelGro Corp., Ltd. (Singapore)	7,000	7,872
Deutsche Lufthansa A.G. (Germany)	8,258	70,102
easyJet PLC (United Kingdom)	1,691	12,375
Hoegh Autoliners A.S.A. 144A (Norway) (b)	216	1,914
International Consolidated Airlines Group S.A. (United Kingdom)	12,656	59,363
International Consolidated Airlines Group S.A. (Spain)	8,448	39,797
Japan Airlines Co., Ltd. (Japan)	500	10,196
Konoike Transport Co., Ltd. (Japan)	200	4,083
MPC Container Ships A.S.A. (Norway)	1,151	1,824
Nippon Yusen KK (Japan)	2,100	75,534
Qantas Airways, Ltd. (Australia)	9,106	64,331
Sankyu, Inc. (Japan)	100	5,363
TS Lines, Ltd. 144A (Hong Kong) (b)	8,000	8,724
Wallenius Wilhelmsen A.S.A. (Norway)	178	1,464
ZIM Integrated Shipping Services, Ltd. (Israel)	100	1,609
		373,491
	Shares	Value
Information Technology — 8.4%
Semiconductors & Semiconductor Equipment — 2.5%
ASML Holding N.V. (Netherlands)	97	$77,724
Ferrotec Holdings Corp. (Japan)	700	14,765
Infineon Technologies A.G. (Germany)	2,942	125,531
SCREEN Holdings Co., Ltd. (Japan)	200	16,259
		234,279
Software & Services — 3.1%
Alten S.A. (France)	20	1,759
Bytes Technology Group PLC (United Kingdom)	1,917	13,464
Dassault Systemes S.A. (France)	844	30,586
Econocom Group S.A./N.V. (Belgium)	6,647	15,251
Fujitsu, Ltd. (Japan)	4,500	109,148
GMO internet group, Inc. (Japan)	600	15,000
Kontron A.G. (Germany)	321	9,477
Nice, Ltd. (Israel) (a)	85	14,410
SAP S.E. (Germany)	239	73,075
SUNeVision Holdings, Ltd. (Hong Kong)	4,000	3,861
Systena Corp. (Japan)	4,900	13,914
		299,945
Technology Hardware & Equipment — 2.8%
Ai Holdings Corp. (Japan)	1,000	16,268
Barco N.V. (Belgium)	919	13,466
Brother Industries, Ltd. (Japan)	200	3,449
Canon, Inc. (Japan)	1,962	56,895
Codan, Ltd. (Australia)	1,341	17,740
Daiwabo Holdings Co., Ltd. (Japan)	500	8,986
Elecom Co., Ltd. (Japan)	1,100	13,783
Furuno Electric Co., Ltd. (Japan)	100	2,601
Ituran Location and Control, Ltd. (Israel)	100	3,873
Kaga Electronics Co., Ltd. (Japan)	300	5,690
Nokia OYJ (Finland)	8,302	43,073
PAX Global Technology, Ltd. (Hong Kong)	15,000	11,561
Quadient S.A. (France)	713	13,364
Softwareone Holding A.G. (Switzerland)	1,040	10,385
Telefonaktiebolaget LM Ericsson - B Shares (Sweden)	5,359	45,798
		266,932
Materials — 5.4%
Materials — 5.4%
Amrize, Ltd. (Switzerland) (a)	248	12,372
ArcelorMittal S.A. (France)	2,081	66,075
Bekaert S.A. (Belgium)	316	13,073
BHP Group, Ltd. (Australia)	1,229	29,726
Billerud Aktiebolag A.B. (Sweden)	249	2,580
Caltagirone S.p.A. (Italy)	1,326	11,100
Evolution Mining, Ltd. (Australia)	2,580	13,432
Evonik Industries A.G. (Germany)	2,838	58,624
Evraz PLC (United Kingdom) (a)(c)	354	0
Fuji Seal International, Inc. (Japan)	700	13,524
Holcim A.G. (Switzerland)	792	58,817

See Notes to Financial Statements.
24	| www.cisbh.com/funds

Segall Bryant & Hamill International Equity Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Shares	Value
Materials (Continued)
Kaneka Corp. (Japan)	500	$13,793
Kobe Steel, Ltd. (Japan)	200	2,183
Navigator Co. S.A. (The) (Portugal)	2,587	9,719
Nippon Steel Corp. (Japan)	700	13,236
Northern Star Resources, Ltd. (Australia)	592	7,228
Pan African Resources PLC (United Kingdom)	22,008	13,820
Perenti, Ltd. (Australia)	19,050	20,349
Rio Tinto PLC (United Kingdom)	1,256	73,100
Semapa-Sociedade de Investimento e Gestao (Portugal)	153	3,010
Solvay S.A. (Belgium)	114	3,948
Sumitomo Osaka Cement Co., Ltd. (Japan)	500	13,095
Taiheiyo Cement Corp. (Japan)	100	2,481
thyssenkrup A.G. (Germany)	417	4,494
Tokuyama Corp. (Japan)	600	12,536
Vicat S.A.C.A. (France)	132	9,145
West African Resources, Ltd. (Australia) (a)	12,071	18,336
Westgold Resources, Ltd. (Australia)	1,308	2,503
Yara International A.S.A. (Norway)	413	15,242
Yodogawa Steel Works, Ltd. (Japan)	500	3,970
		521,511
Real Estate — 2.2%
Equity Real Estate Investment Trusts (REITs) — 1.1%
Carmila S.A. (France)	661	12,999
Cromwell Property Group (Australia)	41,379	9,276
Eurocommercial Properties N.V. (Netherlands)	61	1,929
Globalworth Real Estate Investments,
Ltd. (United Kingdom)	709	1,979
Growthpoint Properties Australia, Ltd. (Australia)	8,335	12,776
ICADE (France)	466	13,152
Japan Hotel REIT Investment Corp. (Japan)	24	12,681
NIPPON REIT Investment Corp. (Japan)	21	12,886
Starhill Global REIT (Singapore)	30,300	12,164
Supermarket Income Reit PLC (United Kingdom)	11,725	13,663
		103,505
Real Estate Management & Development — 1.1%
Amot Investments, Ltd. (Israel)	340	2,304
Blue Square Real Estate, Ltd. (Israel)	16	1,846
Centurion Corp, Ltd. (Singapore)	7,700	10,171
CK Asset Holdings, Ltd. (Hong Kong)	2,000	8,838
Daiwa House Industry Co., Ltd. (Japan)	200	6,871
G City, Ltd. (Israel)	685	2,716
Grand City Properties S.A. (Germany) (a)	1,011	13,246
Hang Lung Group, Ltd. (Hong Kong)	2,000	3,482
Hang Lung Properties, Ltd. (Hong Kong)	4,000	3,829
Intershop Holding A.G. (Switzerland)	131	23,464
	Shares	Value
Real Estate Management & Development (Continued)
Olav Thon Eiendomsselskap A.S.A. (Norway)	66	$1,920
Tokyu Fudosan Holdings Corp. (Japan)	1,900	13,576
Wharf Real Estate Investment Co., Ltd. (Hong Kong)	5,000	14,193
		106,456
Utilities — 3.8%
Utilities — 3.8%
Centrica PLC (United Kingdom)	3,728	8,271
Drax Group PLC (United Kingdom)	1,220	11,627
Electric Power Development Co., Ltd. (Japan)	400	6,824
Electricite de Strasbourg S.A. (France)	67	11,127
Endesa S.A. (Spain)	1,675	53,052
Enel S.p.A. (Italy)	3,932	37,314
Engie S.A. (France)	3,867	90,878
Iren S.p.A. (Italy)	1,306	4,034
Italgal S.p.A. (Italy)	1,475	12,511
National Grid PLC (United Kingdom)	159	2,334
Origin Energy, Ltd. (Australia)	564	4,009
Sembcorp Industries Ltd. (Singapore)	4,900	26,396
Shikoku Electric Power Co., Inc. (Japan)	1,600	13,414
United Utilities Group PLC (United Kingdom)	4,216	66,199
Vector, Ltd. (New Zealand)	4,876	12,910
		360,900
Total Common Stocks (Cost $8,846,019)		9,396,696

PREFERRED STOCKS — 0.3%
Consumer Discretionary — 0.2%
Automobiles & Components — 0.2%
Volkswagen A.G. (Germany)	119	12,579

Health Care — 0.1%
Health Care Equipment & Services — 0.1%
Draegerwerk A.G. & Co. KGaA (Germany)	158	12,513

Total Preferred Stocks (Cost $25,079)		25,092

Investments at Value — 98.4%
(Cost $8,871,098)		$9,421,788

Other Assets in Excess of Liabilities — 1.6%		154,400

Net Assets — 100.0%		$9,576,188

(a)	Non-income producing security.
(b)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	25

Segall Bryant & Hamill International Equity Fund	Statement of Investments
June 30, 2025 (Unaudited)

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Country	Value	% of Net Assets
Japan	$2,056,630	21.5%
United Kingdom	1,382,847	14.4%
France	1,126,468	11.8%
Germany	993,121	10.4%
Switzerland	864,266	9.0%
Australia	634,556	6.6%
Netherlands	405,388	4.2%
Sweden	400,883	4.2%
Italy	304,880	3.2%
Spain	296,146	3.1%
Hong Kong	210,239	2.2%
Singapore	190,635	2.0%
Denmark	168,415	1.8%
Belgium	76,605	0.8%
Austria	68,538	0.7%
Finland	58,437	0.6%
Israel	56,435	0.6%
Norway	53,654	0.6%
Portugal	40,210	0.4%
Ireland	20,525	0.2%
New Zealand	12,910	0.1%
Total Investments	$9,421,788	98.4%
Other Assets in Excess of Liabilities	154,400	1.6%
Net Assets	$9,576,188	100.0%

See Notes to Financial Statements.
26	| www.cisbh.com/funds

Segall Bryant & Hamill Global All Cap Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.2%
Communication Services — 6.3%
Media & Entertainment — 6.3%
Alphabet, Inc. - Class C	4,176	$740,781
Meta Platforms, Inc. - Class A	1,082	798,613
Nintendo Co., Ltd. (Japan)	7,510	721,059
		2,260,453
Consumer Discretionary — 14.8%
Automobiles & Components — 1.6%
Ferrari N.V. (Netherlands)	1,184	581,036

Consumer Discretionary Distribution & Retail — 7.6%
Amazon.com, Inc. (a)	3,785	830,391
D’ieteren Group (Belgium)	4,665	1,004,524
Dollarama, Inc. (Canada)	3,260	459,211
O’Reilly Automotive, Inc. (a)	4,680	421,809
		2,715,935
Consumer Durables & Apparel — 1.1%
Brunello Cucinelli S.p.A. (Italy)	3,063	371,828

Consumer Services — 4.5%
Chipotle Mexican Grill, Inc. (a)	8,217	461,385
Compass Group PLC (United Kingdom)	19,520	661,143
InterContinental Hotels Group PLC (United Kingdom)	4,156	475,149
		1,597,677
Consumer Staples — 5.3%
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp.	480	475,171

Food, Beverage & Tobacco — 1.6%
Lotus Bakeries N.V. (Belgium)	60	578,110

Household & Personal Products — 2.4%
Church & Dwight Co., Inc.	4,355	418,559
Unilever PLC (United Kingdom)	6,833	416,968
		835,527
Energy — 3.2%
Energy — 3.2%
Chevron Corp.	3,946	565,028
Suncor Energy, Inc. (Canada)	15,299	572,947
		1,137,975
Financials — 16.4%
Banks — 5.3%
Intesa Sanpaolo S.p.A. (Italy)	120,859	696,142
JPMorgan Chase & Co.	4,053	1,175,005
		1,871,147
Financial Services — 4.5%
Partners Group Holding A.G. (Switzerland)	462	604,485
Visa, Inc. - Class A	2,814	999,111
		1,603,596
	Shares	Value
Insurance — 6.6%
Beazley PLC (United Kingdom)	69,554	$893,023
Globe Life, Inc.	5,785	719,018
Reinsurance Group of America, Inc.	3,781	749,999
		2,362,040
Health Care — 8.3%
Health Care Equipment & Services — 3.3%
IDEXX Laboratories, Inc. (a)	1,113	596,947
STERIS PLC (Ireland)	2,392	574,606
		1,171,553
Health Care Equipment & Supplies — 1.3%
Boston Scientific Corp. (a)	4,212	452,411

Pharmaceuticals, Biotechnology & Life Sciences — 3.7%
Bio-Techne Corp.	7,873	405,066
Thermo Fisher Scientific, Inc.	829	336,126
Zoetis, Inc.	3,666	571,713
		1,312,905
Industrials — 14.9%
Capital Goods — 12.4%
ATI, Inc. (a)	9,074	783,449
Fluidra S.A. (Spain)	21,510	539,227
Parker-Hannifin Corp.	908	634,211
Quanta Services, Inc.	1,294	489,236
Safran S.A. (France)	2,768	902,640
Schneider Electric S.E. (France)	2,354	631,963
Siemens Energy A.G. (Germany) (a)	3,664	428,218
		4,408,944
Commercial & Professional Services — 2.5%
Amentum Holdings, Inc. (a)	175	4,132
CACI International, Inc. - Class A (a)	961	458,108
Waste Connections, Inc. (Canada)	2,407	449,435
		911,675
Information Technology — 26.1%
Semiconductors & Semiconductor Equipment — 3.5%
Marvell Technology, Inc.	7,622	589,943
Monolithic Power Systems, Inc.	900	658,242
		1,248,185
Software & Services — 17.9%
Cadence Design Systems, Inc. (a)	1,304	401,828
Constellation Software, Inc. (Canada)	284	1,041,082
Fair Isaac Corp. (a)	295	539,248
Intuit, Inc.	546	430,046
Microsoft Corp.	3,185	1,584,251
Palo Alto Networks, Inc. (a)	3,632	743,252
SAP S.E. (Germany)	2,243	685,809
ServiceNow, Inc. (a)	898	923,216
		6,348,732
Technology Hardware & Equipment — 4.7%
Apple, Inc.	3,425	702,707
Arista Networks, Inc. (a)	3,755	384,174
Motorola Solutions, Inc.	1,416	595,372
		1,682,253

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	27

Segall Bryant & Hamill Global All Cap Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Shares	Value
Materials — 1.4%
Materials — 1.4%
Linde PLC (Ireland)	1,038	$487,009

Real Estate — 1.5%
Real Estate Management & Development — 1.5%
CBRE Group, Inc. - Class A (a)	3,812	534,137

Investments at Value — 98.2%
(Cost $22,666,344)		$34,948,299

Other Assets in Excess of Liabilities — 1.8%		633,673

Net Assets — 100.0%		$35,581,972

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Country	Value	% of Net Assets
United States	$21,172,685	59.5%
Canada	2,522,675	7.1%
United Kingdom	2,446,283	6.9%
Belgium	1,582,634	4.5%
France	1,534,603	4.3%
Germany	1,114,027	3.1%
Italy	1,067,970	3.0%
Ireland	1,061,615	3.0%
Japan	721,059	2.0%
Switzerland	604,485	1.7%
Netherlands	581,036	1.6%
Spain	539,227	1.5%
Total Investments	$34,948,299	98.2%
Other Assets in Excess of Liabilities	633,673	1.8%
Net Assets	$35,581,972	100.0%

See Notes to Financial Statements.
28	| www.cisbh.com/funds

Segall Bryant & Hamill Short Term Plus Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Coupon	Maturity	Par Value	Value
CORPORATE BONDS — 81.2%
Finance — 2.9%
Banking — 0.6%
Wells Fargo & Co.	3.000%	04/22/26	$85,000	$84,063

Noncaptive Diversified Financial Companies — 0.8%
GATX Corp.	5.400%	03/15/27	120,000	121,660

Real Estate Investment Trusts — 1.5%
Host Hotels & Resorts LP	4.500%	02/01/26	230,000	229,482

Industrial — 61.5%
Aerospace / Defense — 1.2%
Hexcel Corp.	4.200%	02/15/27	185,000	183,239

Automobile Manufacturing — 2.1%
Ford Motor Credit Co. LLC	3.375%	11/13/25	315,000	312,901

Construction Machinery — 2.8%
CNH Industrial Capital LLC	4.550%	04/10/28	265,000	266,208
United Rentals North America, Inc.	4.875%	01/15/28	155,000	154,382
				420,590
Diversified Manufacturing — 3.0%
Analog Devices, Inc., 144A (a)	3.450%	06/15/27	175,000	173,196
Keysight Technologies, Inc.	4.600%	04/06/27	270,000	271,062
				444,258
Electronics — 1.0%
Dell International LLC	6.020%	06/15/26	144,000	145,361

Food Processors — 1.9%
Mondelez International, Inc.	2.625%	03/17/27	285,000	277,636

Healthcare Facilities / Supplies — 6.6%
Agilent Technologies, Inc.	3.050%	09/22/26	281,000	276,642
HCA, Inc.	5.625%	09/01/28	215,000	221,355
Teleflex, Inc.	4.625%	11/15/27	235,000	232,655
Tenet Healthcare Corp. (b)	4.625%	06/15/28	245,000	241,928
				972,580
Information / Data Technology — 4.5%
Oracle Corp.	2.800%	04/01/27	310,000	302,180
Paypal Holding, Inc.	4.450%	03/06/28	280,000	282,276
S&P Global, Inc.	4.750%	08/01/28	75,000	76,076
				660,532
Lease / Rent — 1.6%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 144A (a)	5.152%	03/20/28	192,500	193,820
United Airlines, Series 2020-1, Class A	5.875%	04/15/29	43,725	44,616
				238,436
Media — Cable — 3.9%
CCO Holdings LLC, 144A (a)	5.125%	05/01/27	305,000	304,019
TCI Communications, Inc., Series 2021-3, Class D	7.125%	02/15/28	255,000	273,335
				577,354
Metals / Mining — 0.9%
Freeport-McMoran, Inc. (b)	4.375%	08/01/28	135,000	134,272

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	29

Segall Bryant & Hamill Short Term Plus Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Coupon	Maturity	Par Value	Value
Midstream Energy — 3.2%
Boardwalk Pipelines LP	5.950%	06/01/26	$295,000	$297,458
Transcontinental Gas Pipeline Corp.	7.250%	12/01/26	165,000	170,421
				467,879
Other Industrial — 1.5%
Cintas Corp.	4.200%	05/01/28	225,000	225,537

Packaging — 3.0%
Berry Global, Inc.	5.500%	04/15/28	265,000	271,862
Crown Americas LLC	4.250%	09/30/26	180,000	178,990
				450,852
Paper & Forest Products — 1.6%
Georgia Pacific Corp.	7.250%	06/01/28	225,000	242,894

Railroads — 1.5%
Burlington Northern Santa Fe Corp.	6.700%	08/01/28	205,000	218,855

Restaurants — 3.4%
Darden Restaurants, Inc.	4.350%	10/15/27	310,000	310,592
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell America LLC, 144A (a)	4.750%	06/01/27	190,000	189,464
				500,056
Retail Stores — 4.4%
AutoNation, Inc.	3.800%	11/15/27	290,000	285,327
Bath & Body, Inc.	6.694%	01/15/27	78,000	79,794
Lowe’s Cos., Inc.	4.800%	04/01/26	90,000	90,153
O’Reilly Automotive, Inc.	3.550%	03/15/26	205,000	203,728
				659,002
Services — 1.3%
Service Corp. International	7.500%	04/01/27	185,000	191,141

Supermarkets — 2.5%
Alimentation Couche-Tard, Inc., 144A (a)(b)	3.550%	07/26/27	240,000	236,167
Kroger Co.	3.700%	08/01/27	130,000	128,836
				365,003
Transportation Services — 3.3%
American Airlines, Inc., Series 2016-1, Class A	4.100%	01/15/28	226,321	218,790
Union Pacific Railroad Co., Series 2014-1	3.227%	05/14/26	279,721	276,365
				495,155
Vehicle Parts — 1.0%
Allison Transmission, Inc., 144A (a)	4.750%	10/01/27	155,000	153,569

Wireless Telecommunications — 1.8%
Sprint Corp.	7.625%	03/01/26	260,000	262,494

Wireline Telecommunications — 3.5%
AT&T Inc.	5.125%	06/01/28	245,000	255,488
Verizon Communications, Inc.	4.125%	03/16/27	270,000	269,774
				525,262
Utility — 16.8%
Diversified Manufacturing — 1.8%
Amphenol Corp.	5.050%	04/05/27	265,000	269,101

Electric — 15.0%
Alliant Energy Finance LLC, 144A (a)	1.400%	03/15/26	189,000	183,214
Ameren Corp.	1.750%	03/15/28	165,000	153,935
Arizona Public Service	2.950%	09/15/27	190,000	184,118

See Notes to Financial Statements.
30	| www.cisbh.com/funds

Segall Bryant & Hamill Short Term Plus Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Coupon	Maturity	Par Value	Value
Electric (Continued)
DTE Energy Co.	3.800%	03/15/27	$280,000	$276,742
Duke Energy Florida LLC	3.200%	01/15/27	110,000	108,580
Duke Power Co. LLC	6.000%	12/01/28	210,000	221,626
Evergy, Inc.	4.700%	03/13/28	285,000	288,217
Oklahoma Gas & Electric Co.	6.650%	07/15/27	230,000	238,729
Pacific Gas & Electric Co.	2.950%	03/01/26	310,000	305,925
Wec Energy Group, Inc.	5.150%	10/01/27	265,000	269,831
				2,230,917

Total Corporate Bonds (Cost $11,880,363)				12,060,080

MUNICIPAL BONDS — 0.2%
Colorado — 0.1%
Colorado Housing & Finance Authority, Series 2021-C1	1.008%	11/01/25	20,000	19,782

New Hampshire — 0.1%
New Hampshire Housing Finance Authority, Series 2020-I	1.550%	07/01/25	10,000	10,000

Total Municipal Bonds (Cost $29,778)				29,782

ASSET BACKED SECURITIES — 6.4%
CNH Equipment Trust, Series 2022-B, Class A-4	3.910%	03/15/28	20,000	19,889
Daimler Trucks Retail Trust, Series 2023-1, Class A-3	5.900%	03/15/27	267,346	268,983
DT Auto Owner Trust, Series 2023-1, Class D, 144A (a)	6.440%	11/15/28	100,000	101,774
FHLMC Multifamily Structured, Series K-J46, Class A-1	4.777%	06/25/28	78,751	79,393
FHLMC Multifamily Structured, Series K-080, Class A-2	3.926%	07/25/28	6,000	5,978
Ford Credit Auto Owner Trust, Series 2022-B, Class A-4	3.930%	08/15/27	8,000	7,976
John Deere Owner Trust, Series 2024-B, Class A-3	5.200%	03/15/29	220,000	223,475
Mercedes-Benz Auto Receivable Trust, Series 2023-1, Class A-3	4.510%	11/15/27	5,027	5,026
Standard Drive Auto Trust, Series 2022-3, Class C	4.490%	08/15/29	205,000	204,802
Westlake Automobile Receivables Trust, Series 2021-3, Class D, 144A (a)	2.120%	01/15/27	38,188	37,980
Total Asset Backed Securities (Cost $940,330)				955,276

U.S. TREASURY BONDS & NOTES — 9.0%
United States Treasury	3.125%	08/15/25	455,000	454,223
United States Treasury	4.625%	03/15/26	360,000	361,269
United States Treasury	4.250%	03/15/27	350,000	352,652
United States Treasury	4.125%	10/31/27	160,000	161,463
Total U.S. Treasury Bonds & Notes (Cost $1,323,155)				1,329,607

Investments at Value — 96.8%
(Cost $14,276,348)				$14,374,745

Other Assets in Excess of Liabilities — 3.2%				478,023

Net Assets — 100.0%				$14,852,769

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	31

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Coupon	Maturity	Par Value	Value
CORPORATE BONDS — 40.2%
Finance — 9.8%
Banking — 5.2%
Bank of America Corp., Series N, (SOFR + 153) (a)	1.898%	07/23/31	$13,475,000	$11,840,121
Citigroup, Inc. (SOFR + 116.7) (a)	2.561%	05/01/32	6,362,000	5,636,216
JPMorgan Chase & Co. (SOFR + 151) (a)	2.739%	10/15/30	5,130,000	4,783,423
PNC Financial Services Group, Inc. (a)(b)	6.875%	10/20/34	6,585,000	7,361,384
Wells Fargo & Co., Series Q (TSFR3M + 157.161) (a)	3.584%	05/22/28	5,635,000	5,548,219
Wells Fargo & Co. (a)	3.350%	03/02/33	2,072,000	1,892,254
				37,061,617
Mortgage Banking — 0.6%
Provident Funding Associates LP/PFG Finance Corp., 144A (c)	9.750%	09/15/29	3,650,000	3,838,037

Noncaptive Diversified Financial Companies — 0.8%
Aviation Capital Group LLC, 144A (c)	6.250%	04/15/28	2,875,000	2,994,027
GATX Corp.	3.500%	06/01/32	2,987,000	2,718,826
				5,712,853
Other Finance — 1.3%
IIP Operating Partnership LP	5.500%	05/25/26	7,570,000	7,363,198
Quikrete Holdings, Inc., 144A (c)	6.375%	03/01/32	1,870,000	1,922,958
				9,286,156
Real Estate Investment Trusts — 1.9%
Host Hotels & Resorts LP, Series J (b)	2.900%	12/15/31	4,396,000	3,852,010
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	6,175,000	5,703,773
Vici Properties, Inc., 144A (c)	4.500%	01/15/28	4,000,000	3,978,943
				13,534,726
Industrial — 22.2%
Automobile Manufacturing — 1.1%
Ford Motor Credit Co. LLC	7.350%	11/04/27	3,425,000	3,557,040
General Motors Financial Co., Inc.	5.050%	04/04/28	3,855,000	3,884,226
Goodyear Tire & Rubber Co.	5.000%	07/15/29	500,000	488,702
				7,929,968
Building Products — 2.1%
Allegion US Holding Co., Inc.	3.550%	10/01/27	2,550,000	2,499,402
Martin Marietta Materials, Inc.	2.400%	07/15/31	6,500,000	5,732,034
Masco Corp.	6.500%	08/15/32	6,205,000	6,606,656
				14,838,092
Chemicals — 0.2%
Compass Minerals International, Inc., 144A (c)	6.750%	12/01/27	1,093,000	1,102,119

Construction Machinery — 0.6%
Brunswick Corp.	2.400%	08/18/31	4,798,000	4,080,057

Consumer Products — 0.5%
Church & Dwight Co., Inc.	5.600%	11/15/32	3,500,000	3,686,251

Diversified Manufacturing — 1.5%
BWX Technologies, Inc., 144A (c)	4.125%	06/30/28	4,169,000	4,067,150
Otis Worldwide Corp.	5.125%	11/19/31	3,566,000	3,672,043
Vontier Corp.	2.400%	04/01/28	2,800,000	2,630,288
				10,369,481
Electronics — 0.5%
QORVO, Inc.	4.375%	10/15/29	3,325,000	3,226,961

Environmental — 0.0% (d)
Clean Harbors, Inc., 144A (c)	6.375%	02/01/31	250,000	256,131

See Notes to Financial Statements.
32	| www.cisbh.com/funds

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Coupon	Maturity	Par Value	Value
Healthcare Facilities / Supplies — 1.4%
HCA, Inc.	3.500%	09/01/30	$4,250,000	$4,018,940
Mars, Inc., 144A (c)	5.200%	03/01/35	2,000,000	2,023,958
Tenet Healthcare Corp.	6.125%	10/01/28	4,108,000	4,113,755
				10,156,653
Home Building — 0.2%
KB Home	6.875%	06/15/27	1,200,000	1,232,536

Independent Energy — 2.0%
Occidental Petroleum Corp.	7.500%	05/01/31	6,085,000	6,697,394
Range Resources Corp., 144A (c)	8.250%	01/15/29	4,080,000	4,200,609
SM Energy Co.	6.500%	07/15/28	3,652,000	3,683,918
				14,581,921
Information Technology — 0.4%
Oracle Corp.	6.250%	11/09/32	2,590,000	2,802,789

Leisure / Entertainment — 0.6%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations	5.250%	07/15/29	4,000,000	3,917,176

Media — Cable — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A (c)	5.000%	02/01/28	4,140,000	4,101,850
Cox Communications, Inc., 144A (c)	2.600%	06/15/31	1,825,000	1,597,197
Sirius XM Radio, Inc., 144A (c)	5.500%	07/01/29	3,000,000	2,980,247
WarnerMedia Holdings, Inc. (b)	5.391%	03/15/62	4,480,000	3,090,752
				11,770,046
Media — Non-Cable — 0.2%
Lamar Media Corp.	4.875%	01/15/29	1,700,000	1,680,481

Midstream Energy — 1.7%
Tennessee Gas Pipeline Co. LLC	8.375%	06/15/32	6,309,000	7,316,711
Transcontinental Gas Pipe Line Co. LLC	3.250%	05/15/30	4,840,000	4,564,972
				11,881,683
Other Industrial — 0.5%
Quanta Services, Inc.	2.900%	10/01/30	4,000,000	3,687,440

Packaging — 0.6%
Crown Americas LLC	5.250%	04/01/30	2,273,000	2,308,875
Silgan Holdings, Inc.	4.125%	02/01/28	1,925,000	1,892,334
				4,201,209
Pharmaceuticals — 1.1%
Pfizer Investment Enterprises Pte. Ltd.	4.450%	05/19/28	6,000,000	6,047,108
Teva Pharmaceuticals Finance	3.150%	10/01/26	1,571,000	1,540,485
				7,587,593
Retail Stores — 1.2%
Dick’s Sporting Goods, Inc.	3.150%	01/15/32	3,825,000	3,428,602
Group 1 Automotive, Inc., 144A (c)	4.000%	08/15/28	5,438,000	5,249,095
				8,677,697
Services — 1.7%
AECOM	5.125%	03/15/27	1,860,000	1,865,634
Block Financial LLC	3.875%	08/15/30	5,340,000	5,069,089
Rayonier LP	2.750%	05/17/31	6,000,000	5,306,397
				12,241,120
Supermarkets — 0.5%
Alimentation Couche-Tard, Inc., 144A (b)(c)	3.550%	07/26/27	3,810,000	3,749,148

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	33

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Coupon	Maturity	Par Value	Value
Transportation & Logistics — 0.8%
FedEx Corp., 144A (c)	3.900%	02/01/35	$2,245,000	$2,007,423
FedEx Corp., 144A (c)	5.100%	01/15/44	4,000,000	3,519,524
				5,526,947
Transportation Services — 0.5%
XPO CNW, Inc.	6.700%	05/01/34	3,592,000	3,799,133

Vehicle Parts — 0.7%
LKQ Corp. (b)	6.250%	06/15/33	4,550,000	4,794,338

Utility — 8.2%
Electric — 7.7%
Duke Energy Carolinas LLC	4.950%	01/15/33	7,670,000	7,804,176
Nevada Power Co.	6.750%	07/01/37	3,956,000	4,411,519
NRG Energy, Inc., 144A (c)	5.250%	06/15/29	3,565,000	3,545,486
Oglethorpe Power Corp., Series 2022A (b)	4.500%	04/01/47	8,334,000	6,824,564
Oncor Electric Delivery Co. LLC (b)	5.650%	11/15/33	3,765,000	3,956,696
Peco Energy Co.	4.900%	06/15/33	3,954,000	4,014,442
PG&E Corp.	5.000%	07/01/28	4,866,000	4,739,739
PG&E Corp.	5.250%	07/01/30	2,500,000	2,381,606
Pinnacle West Capital Corp.	4.900%	05/15/28	2,774,000	2,812,833
Virginia Electric & Power Co., Series A	6.000%	05/15/37	5,581,000	5,867,506
Vistra Operations Co. LLC, 144A (c)	5.000%	07/31/27	5,100,000	5,093,733
Wisconsin Electric Power Co.	4.750%	09/30/32	3,460,000	3,497,892
				54,950,192
Electric Utilities — 0.5%
National Rural Utility Cooperative Finance Corp.	2.400%	03/15/30	3,850,000	3,542,246

Total Corporate Bonds (Cost $290,657,755)				285,702,797

MUNICIPAL BONDS — 2.0%
California — 0.9%
California Municipal Finance Authority, Series 2021 (b)(e)	3.637%	07/01/30	6,785,000	6,082,500

Nebraska — 0.5%
City of Blair Nebraska Water System, Series 2023 (b)	6.100%	05/15/27	3,840,000	3,841,514

New Hampshire — 0.6%
National Finance Authority, Series 2021	3.778%	01/01/36	6,000,000	4,215,689

Total Municipal Bonds (Cost $16,540,375)				14,139,703

ASSET BACKED SECURITIES — 2.7%
DT Auto Owner Trust, Series 2023-1, 144A (c)	6.440%	11/15/28	4,750,000	4,834,275
Toyota Auto Receivables Owner Trust, Series 2025-A, Class A-3	4.640%	08/15/29	2,435,000	2,457,467
Trinity Rail Leasing LP, Series 2022-1, Class A, 144A (c)	4.550%	05/19/52	4,633,545	4,550,779
Verizon Master Trust, Series 2024-6, Class A-1A	4.170%	08/20/30	6,000,000	6,007,852
Verizon Master Trust, Series 2024-8, Class A-1A	4.620%	11/20/30	1,795,000	1,815,163
Total Asset Backed Securities (Cost $19,557,596)				19,665,536

MORTGAGE-BACKED SECURITIES PASSTHROUGH — 32.2%
Agency Fixed Rate — 1.2%
Pool #MA5164	5.000%	10/01/53	5,629,032	5,535,685
Pool #MA5674	6.000%	04/01/55	2,779,621	2,825,809
				8,361,494

See Notes to Financial Statements.
34	| www.cisbh.com/funds

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Coupon	Maturity	Par Value	Value
Fannie Mae Pool — 12.3%
Pool #735897	5.500%	10/01/35	$186,472	$191,533
Pool #888016	5.500%	05/01/36	299,609	309,210
Pool #AL3287, Series 2013	4.500%	09/01/41	721,298	716,989
Pool #MA1700, Series 2013	4.500%	12/01/43	625,519	615,089
Pool #MA1971	4.500%	06/01/44	105,024	102,732
Pool #MA2005	4.500%	08/01/44	231,080	226,133
Pool #CB3110	2.500%	03/01/47	1,014,923	855,014
Pool #MA4020	3.000%	05/01/50	4,494,670	3,935,821
Pool #CA5960	2.500%	06/01/50	7,174,258	6,048,746
Pool #MA4048	3.000%	06/01/50	4,378,491	3,835,000
Pool #CA8256	2.500%	08/01/50	7,387,561	6,134,773
Pool #MA4097	3.000%	08/01/50	4,383,132	3,836,334
Pool #FM6110	3.000%	09/01/50	4,167,875	3,695,721
Pool #MA4121	3.000%	09/01/50	3,300,623	2,887,498
Pool #FS0672	2.000%	01/01/51	4,412,082	3,525,937
Pool #BT0417	2.500%	06/01/51	3,331,904	2,781,230
Pool #MA4379	2.500%	07/01/51	3,646,621	3,039,591
Pool #MA4438	2.500%	10/01/51	5,127,491	4,263,009
Pool #MA4514	3.500%	01/01/52	1,467,347	1,330,039
Pool #BV7245	4.000%	05/01/52	2,864,069	2,664,366
Pool #MA4644	4.000%	05/01/52	11,599,507	10,808,078
Pool #MA4732	4.000%	09/01/52	4,119,932	3,838,811
Pool #MA4761	5.000%	09/01/52	6,435,165	6,338,081
Pool #MA5008	4.500%	05/01/53	2,948,713	2,821,479
Pool #MA5071	5.000%	07/01/53	5,437,485	5,342,649
Pool #MA5216	6.000%	12/01/53	4,801,823	4,885,926
Pool #MA5295	6.000%	03/01/54	2,494,377	2,536,918
				87,566,707
Freddie Mac Gold Pool — 0.1%
Pool #G08061	5.500%	06/01/35	24,153	24,957
Pool #A42128	5.500%	01/01/36	68,173	70,329
Pool #G02386	6.000%	11/01/36	138,749	145,603
Pool #G08607	4.500%	09/01/44	445,670	436,860
				677,749
Freddie Mac Non-Gold Pool — 14.2%
Pool #SD8267	5.000%	11/01/52	1,761,026	1,734,278
Pool #781958 (H15T1Y + 225) (a)	7.250%	09/01/34	10,599	10,884
Pool #RA2650	3.000%	05/01/50	3,971,181	3,495,662
Pool #SD8092	3.000%	09/01/50	5,565,916	4,838,402
Pool #SD8129	2.500%	02/01/51	3,892,055	3,253,943
Pool #SD8151	2.500%	06/01/51	9,810,854	8,184,374
Pool #SD8194	2.500%	02/01/52	2,669,571	2,219,689
Pool #SD8196	3.500%	02/01/52	9,954,409	9,006,178
Pool #SD8202	3.500%	02/01/52	13,589,218	12,316,103
Pool #SD8201	3.000%	03/01/52	6,281,075	5,445,101
Pool #RA6910	3.500%	03/01/52	3,895,181	3,535,818
Pool #SD8215	4.000%	05/01/52	7,087,917	6,604,314
Pool #RA7554	4.000%	06/01/52	4,280,287	3,991,546
Pool #SD8231	4.500%	07/01/52	7,594,205	7,269,030
Pool #SD8238	4.500%	08/01/52	6,000,837	5,750,636
Pool #SD8246	5.000%	09/01/52	6,263,058	6,168,571
Pool #SD8277	5.500%	12/01/52	5,379,577	5,410,489
Pool #SD8494	5.500%	01/01/55	11,393,534	11,395,675
				100,630,693

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	35

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Coupon	Maturity	Par Value	Value
Ginnie Mae II Pool — 4.4%
Pool #MA7590M	3.000%	09/20/51	$6,754,282	$5,981,645
Pool #MA7769M	3.500%	12/20/51	4,204,908	3,841,937
Pool #MA8801M	5.500%	04/20/53	5,760,201	5,797,913
Pool #MB0368	6.500%	05/20/55	6,827,131	7,018,326
Pool #MB0426	6.500%	04/20/53	8,600,000	8,840,668
				31,480,489

Total Mortgage-Backed Securities Passthrough (Cost $225,875,419)				228,717,132

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0% (d)
GSR Mortgage Loan Trust, Series 2005-3F, Class 2A-3	6.000%	03/25/35	486,834	295,039

U.S. TREASURY BONDS & NOTES — 19.6%
United States Treasury	2.375%	05/15/27	7,858,000	7,663,699
United States Treasury	4.125%	07/31/28	10,493,000	10,619,654
United States Treasury	2.625%	02/15/29	7,360,000	7,087,737
United States Treasury	0.625%	08/15/30	12,810,000	10,925,028
United States Treasury	2.750%	08/15/32	7,613,000	7,022,993
United States Treasury	3.375%	05/15/33	13,617,000	12,980,299
United States Treasury	4.625%	02/15/35	11,968,000	12,347,610
United States Treasury	3.125%	11/15/41	16,492,000	13,525,373
United States Treasury	1.750%	08/15/41	18,115,000	12,026,662
United States Treasury	2.500%	02/15/45	22,875,000	16,103,643
United States Treasury	1.375%	08/15/50	31,700,000	15,629,586
United States Treasury	2.875%	05/15/52	$19,400,000	13,652,750
Total U.S. Treasury Bonds & Notes (Cost $140,224,110)				139,585,034

Investments at Value — 96.7%
(Cost $709,164,971)				$688,105,241

Other Assets in Excess of Liabilities — 3.3%				23,517,896

Net Assets — 100.0%				$711,623,137

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(c)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Percentage rounds to less than 0.1%.
(e)	Security is considered a restricted security; however, such restriction has not resulted in an illiquid classification. The total value of these securities is $6,082,500, which represents 0.9% of net assets as of June 30, 2025.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
36	| www.cisbh.com/funds

Segall Bryant & Hamill Quality High Yield Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Coupon	Maturity	Par Value	Value
CORPORATE BONDS — 97.0%
Finance — 11.1%
Mortgage Banking — 1.6%
Provident Funding Associates LP/PFG Finance Corp., 144A (a)	9.750%	09/15/29	$966,000	$1,015,765

Other Finance — 7.0%
IIP Operating Partnership LP	5.500%	05/25/26	1,950,000	1,896,729
Outfront Media Capital LLC, 144A (a)	4.250%	01/15/29	1,850,000	1,769,846
Quikrete Holdings, Inc., 144A (a)	6.375%	03/01/32	642,000	660,181
Quikrete Holdings, Inc., 144A (a)	6.750%	03/01/33	163,000	168,188
				4,494,944
Real Estate Investment Trusts — 2.5%
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	1,750,000	1,616,454

Industrial — 78.7%
Automobile Manufacturing — 3.7%
Ford Motor Co.	7.400%	11/01/46	640,000	655,255
Goodyear Tire & Rubber Co.	4.875%	03/15/27	1,725,000	1,716,414
				2,371,669
Chemicals — 4.9%
Axalta Coating Systems LLC, 144A (a)	4.750%	06/15/27	520,000	516,805
Axalta Coating Systems LLC, 144A (a)	3.375%	02/15/29	1,000,000	947,198
Compass Minerals International, Inc., 144A (a)	6.750%	12/01/27	342,000	344,853
Olin Corp.	5.625%	08/01/29	676,000	670,855
Olin Corp.	5.000%	02/01/30	675,000	651,400
				3,131,111
Construction Machinery — 4.2%
Brunswick Corp.	2.400%	08/18/31	1,639,000	1,393,750
United Rentals North America, Inc.	4.875%	01/15/28	1,325,000	1,319,716
				2,713,466
Consumer Products – 3.0%
Central Garden & Pet Co.	4.125%	10/15/30	700,000	660,795
Scotts Miracle-Gro Co.	4.500%	10/15/29	500,000	482,890
Scotts Miracle-Gro Co.	4.000%	04/01/31	875,000	803,692
				1,947,377
Diversified Manufacturing — 6.9%
ATS Automation Tooling Systems, Inc., 144A (a)	4.125%	12/15/28	1,665,000	1,592,076
BWX Technologies, Inc., 144A (a)	4.125%	06/30/28	1,498,000	1,461,403
Griffon Corp.	5.750%	03/01/28	1,336,000	1,335,852
				4,389,331
Electronics — 2.4%
Amkor Technology, Inc., 144A (a)	6.625%	09/15/27	536,000	537,344
QORVO, Inc.	4.375%	10/15/29	675,000	655,097
Sensata Technologies, Inc., 144A (a)	3.750%	02/15/31	361,000	329,059
				1,521,500
Environmental — 1.5%
Clean Harbors, Inc., 144A (a)	5.125%	07/15/29	995,000	982,964

Healthcare Facilities / Supplies — 5.1%
Hologic, Inc., 144A (a)	3.250%	02/15/29	1,371,000	1,306,497
Teleflex, Inc.	4.625%	11/15/27	1,333,000	1,319,696
Tenet Healthcare Corp.	6.125%	10/01/28	622,000	622,871
				3,249,064
Home Builders — 2.5%
KB Home	6.875%	06/15/27	1,560,000	1,602,296

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	37

Segall Bryant & Hamill Quality High Yield Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Coupon	Maturity	Par Value	Value
Independent Energy — 8.6%
APA Corp., 144A (a)	4.250%	01/15/30	$680,000	$650,966
Occidental Petroleum Corp.	7.875%	09/15/31	1,650,000	1,849,546
Range Resources Corp., 144A (a)	8.250%	01/15/29	1,635,000	1,683,332
SM Energy Co.	6.500%	07/15/28	1,325,000	1,336,580
				5,520,424
Leisure / Entertainment — 2.8%
Cedar Fair LP/Canadas Wonderland Co./Magnum Management Corp./Millennium Operations	5.375%	04/15/27	700,000	699,247
Cedar Fair LP/Canadas Wonderland Co./Magnum Management Corp./Millennium Operations	5.250%	07/15/29	1,100,000	1,077,224
				1,776,471
Media — Cable — 6.3%
DIRECTV Financing LLC, 144A (a)	5.875%	08/15/27	1,172,000	1,168,175
Nexstar Escrow, Inc., 144A (a)	5.625%	07/15/27	1,385,000	1,381,760
Sirius XM Radio, Inc., 144A (a)	5.500%	07/01/29	1,350,000	1,341,111
WarnerMedia Holdings, Inc. (b)	5.391%	03/15/62	250,000	172,475
				4,063,521
Media — Non-Cable — 4.3%
Discovery Communications LLC	3.625%	05/15/30	885,000	716,585
Lamar Media Corp.	3.750%	02/15/28	1,025,000	993,555
Lamar Media Corp.	4.875%	01/15/29	815,000	805,642
Nexstar Broadcasting, Inc., 144A (a)	4.750%	11/01/28	225,000	219,163
				2,734,945
Metals / Mining — 2.0%
FMG Resources August 2006 Pty., Ltd., 144A (a)	4.500%	09/15/27	1,319,000	1,303,147

Packaging — 2.8%
Crown Americas LLC	5.250%	04/01/30	450,000	457,102
Silgan Holdings, Inc.	4.125%	02/01/28	1,358,000	1,334,955
				1,792,057
Pharmaceuticals — 2.0%
Teva Pharmaceuticals Financial Netherlands B.V.	3.150%	10/01/26	1,303,000	1,277,691

Restaurants — 1.5%
Papa Johns International, Inc., 144A (a)	3.875%	09/15/29	1,000,000	971,038

Retail Stores — 5.5%
Asbury Automotive Group, Inc.	4.500%	03/01/28	1,225,000	1,208,251
Group 1 Automotive, Inc., 144A (a)	4.000%	08/15/28	1,064,000	1,027,039
L Brands, Inc.	5.250%	02/01/28	1,303,000	1,309,085
				3,544,375
Services — 4.6%
AECOM	5.125%	03/15/27	1,304,000	1,307,950
Service Corp. International	4.625%	12/15/27	1,300,000	1,292,058
TopBuild Corp., 144A (a)	3.625%	03/15/29	347,000	328,256
				2,928,264
Transportation Services — 2.1%
XPO Logistics, Inc.	6.700%	05/01/34	1,290,000	1,364,388

Vehicle Parts — 2.0%
Allison Transmission, Inc., 144A (a)	4.750%	10/01/27	979,000	969,959
Allison Transmission, Inc., 144A (a)	3.750%	01/30/31	354,000	324,461
				1,294,420

See Notes to Financial Statements.
38	| www.cisbh.com/funds

Segall Bryant & Hamill Quality High Yield Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Coupon	Maturity	Par Value	Value
Utility — 7.2%
Electric — 7.2%
NRG Energy, Inc., 144A (a)	3.625%	02/15/31	$1,352,000	$1,244,252
PG&E Corp.	5.000%	07/01/28	1,050,000	1,022,755
PG&E Corp.	5.250%	07/01/30	704,000	670,660
Vistra Operations Co. LLC, 144A (a)	5.000%	07/31/27	1,650,000	1,647,972
				4,585,639
Investments at Value — 97.0%
(Cost $63,494,030)				$62,192,321

Other Assets in Excess of Liabilities — 3.0%				1,902,322

Net Assets — 100.0%				$64,094,643

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $25,892,811, which represents 40.4% of net assets as of June 30, 2025.
(b)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	39

Segall Bryant & Hamill Municipal Opportunities Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Coupon	Maturity	Par Value	Value
MUNICIPAL BONDS — 84.1%
CMBS — 1.1%
Multi-Family Housing — 1.1%
Federal Home Loan Mortgage Corp., Series ML-28	4.095%	11/25/42	$2,000,000	$1,982,651

General Obligation — 15.6%
Housing — 0.3%
Washington State Housing Finance Commission, Series 2013 1N	3.500%	12/01/33	535,000	521,704

Local — 15.3%
Bret Harte Union High School District, Series 2024	0.000%	08/01/36	785,000	504,991
Chaffey Joint Union High School District, Series G (a)	0.000%	08/01/36	450,000	288,894
Chaffey Joint Union High School District, Series G (a)	0.000%	08/01/37	500,000	302,445
Chambers County Texas Improvement District No. 1, Series 2020 (a)	2.000%	09/01/27	1,450,000	1,381,955
Chambers County Texas Improvement District No. 1, Series 2020 (a)	2.000%	09/01/28	1,450,000	1,348,818
Chambers County Texas Improvement District No. 1, Series 2020 (a)	2.000%	09/01/29	1,455,000	1,318,862
Cool Water Municipal Utility District, BAM, Series 2023-A (a)(b)	7.000%	08/15/30	380,000	434,873
Harris County Texas Municipal Utility District No. 504, Series 2019	3.125%	09/01/49	225,000	151,600
Hays County Development District No. 1, AGM, Series 2023 (a)(b)	5.000%	04/01/36	110,000	112,570
Jackson County Consolidated School District No. 4, Series 2025	5.750%	03/01/40	490,000	551,975
Jackson County Consolidated School District No. 4, Series 2025	5.750%	03/01/41	400,000	447,363
Jackson County Consolidated School District No. 4, Series 2025	5.750%	03/01/43	250,000	275,823
Jackson County Consolidated School District No. 4, Series 2025	5.750%	03/01/44	525,000	577,118
Jackson County Consolidated School District No. 4, Series 2025	5.750%	03/01/45	500,000	548,464
Kaufman County Texas Municipal Utility District No. 5, Series 2021 (a)	3.000%	03/01/35	450,000	399,197
King County Washington Public Hospital District No. 2, Series 2024	5.250%	12/01/45	2,350,000	2,420,171
Leander Independent School District, Series A (a)	0.000%	08/15/35	375,000	241,429
Northwest Independent School District, Series 2025	5.000%	02/15/43	1,100,000	1,149,699
Ohio EHOVE Joint Vocational School District, Series 2025	5.500%	12/01/40	530,000	569,176
Ohio EHOVE Joint Vocational School District, Series 2025	5.500%	12/01/41	880,000	938,761
Osage County School District No. R-II, Series 2024	5.500%	03/01/41	405,000	435,629
Osage County School District No. R-II, Series 2024	5.500%	03/01/44	525,000	558,030
Public Energy Authority of Kentucky, Series 2025-A	5.250%	06/01/55	500,000	528,578
Public Healthcare Services District No. 3 Pacific County, Washington, Series 2024	5.250%	12/01/39	500,000	525,931
Public Healthcare Services District No. 3 Pacific County, Washington, Series 2024	5.250%	12/01/44	600,000	611,934
Rendezvous Residential Metropolitan District Colorado, Series 2022 (a)	2.250%	12/01/31	520,000	461,926
Sanitary and Improvement District No. 425 of Douglas County Nebraska, Series 2023	4.900%	11/01/33	4,000,000	4,079,690
Southern Boone County R-I School District, Series 2024	6.000%	03/01/44	2,520,000	2,824,554
Sunfield Municipal Utility District No. 3, Series 2021 (a)	3.000%	09/01/35	525,000	465,314
Sunfield Municipal Utility District No. 3, Series 2021 (a)	3.000%	09/01/36	540,000	467,562
Sunfield Municipal Utility District No. 3, Series 2021 (a)	3.000%	09/01/37	550,000	464,734
Texas Transportation Commission, Series 2014-B	0.650%	10/01/41	685,000	667,462
Thunderbird Colorado Water & Sanitation District, Series 2023	5.250%	12/01/38	175,000	183,853
Travis County Texas Municipal Utility District No. 21, Series 2016 (a)	3.000%	09/01/27	100,000	98,605
Travis County Texas Municipal Utility District No. 21, Series 2016 (a)	3.500%	09/01/33	215,000	203,477
Wayne County Michigan Grosse Ile Township Schools, Series 2025-2	5.000%	05/01/40	200,000	215,129
Wayne County Michigan Grosse Ile Township Schools, Series 2025-2	5.000%	05/01/41	250,000	265,876
West Harris County Texas Municipal District No. 5, Series 2015 (a)	3.375%	09/01/27	105,000	103,303
Whitman County Public Hospital District No. 1-A, Series 2023 (a)	5.500%	12/01/36	490,000	550,895
Wink-Loving Independent School District, Series 2024	5.000%	02/15/33	500,000	501,113
Wink-Loving Independent School District, Series 2024	5.000%	02/15/34	375,000	379,453
				28,557,232

See Notes to Financial Statements.
40	| www.cisbh.com/funds

Segall Bryant & Hamill Municipal Opportunities Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Coupon	Maturity	Par Value	Value
Local Authority — 4.2%
Education — 3.1%
Administrators of the Tulane Educational Fund, Series 2013-C (a)	5.000%	10/01/47	$170,000	$151,341
Public Finance Authority Taxable Educational Facilities Wisconsin, Series 2021-A (a)	5.625%	06/01/50	5,750,000	5,632,946
				5,784,287
Public Services — 0.5%
Port of Greater Cincinnati Ohio Development Authority, Series 2020 (a) (c)	5.250%	12/01/35	1,000,000	951,718

Transportation — 0.6%
Public Finance Authority Taxable Air Cargo, Series 2021	2.012%	07/01/25	1,085,000	1,085,000

Revenue — 58.5%
Education — 0.6%
Minnewaukan Public School District No. 5, Series 2016	2.700%	08/01/26	125,000	123,635
Oregon Coast Community College District, Series 2024	0.000%	06/15/27	100,000	103,547
Oregon Coast Community College District, Series 2024	0.000%	06/15/38	100,000	109,351
Oregon Coast Community College District, Series 2024	0.000%	06/15/40	600,000	645,357
Oregon Coast Community College District, Series 2024	0.000%	06/15/41	150,000	159,879
Pennsylvania Higher Educational Facilities Authority, Series 2016 (a)	3.000%	05/01/37	15,000	12,576
				1,154,345
Healthcare — 0.1%
Illinois Finance Authority, Series 2016-A (a)	5.000%	02/15/45	100,000	98,680

Housing — 27.7%
California State Department of Veteran Affairs, Series 2016-B	3.375%	12/01/41	100,000	87,525
Chesapeake Redevelopment & Housing Authority, Series 2023 (a)	5.000%	05/01/43	1,020,000	1,035,396
Columbus Georgia Housing Authority, Series 2025	5.000%	04/01/28	900,000	929,898
Connecticut Housing Finance Authority, Series 2016-A	3.500%	05/15/51	50,000	43,664
Connecticut Housing Finance Authority, Series 2021D-SUB-D1 (a)	3.000%	05/15/51	570,000	559,592
Federal Home Loan Mortgage Corp., Series ML-24	4.299%	05/25/41	3,470,964	3,314,790
Federal Home Loan Mortgage Corp., Series ML-21	4.617%	08/25/41	4,977,311	5,108,114
Florida Housing Finance Corp., Series 2024-L (a)	3.500%	07/01/58	2,000,000	2,017,597
Florida Housing Finance Corp., Series 2025-F-2	3.650%	05/01/28	360,000	361,323
Georgia Housing & Finance Authority, Series 2016-A	3.350%	12/01/41	280,000	236,121
Georgia Housing & Finance Authority, Series 2017-B	3.550%	12/01/42	70,000	60,653
Georgia Housing & Finance Authority, Series 2024-A	5.000%	12/01/42	1,250,000	1,280,417
Georgia Housing & Finance Authority, Series 2017-B	3.600%	06/01/44	100,000	85,319
Harrisonburg Redevelopment & Housing Authority, Series 2023 (a)	4.000%	12/01/27	700,000	701,606
Housing Authority of the City of College Park Georgia, Series 2025	3.450%	04/01/44	2,035,000	2,042,866
Illinois Housing Development Authority, Series 2023 (a)	5.000%	02/01/27	2,000,000	2,019,483
Indiana Housing & Community Development Authority, Series 2024-C-1 (a)	5.000%	07/01/44	750,000	754,503
Knoxville’s Community Development Corp., Series 2024	3.500%	12/01/29	1,375,000	1,384,649
Lee County Florida Housing Finance Authority, Series 2025	3.500%	12/01/42	1,000,000	1,003,368
Maryland Community Development Administration Department, Series 2021-A	1.050%	03/01/29	500,000	448,629
Metropolitan Government of Nashville and Davidson County, Tennessee (The), Series 2025	5.000%	10/01/28	2,765,000	2,867,183
Minnesota State Housing Finance Agency, Series 2021-F (a)	1.850%	07/01/32	470,000	402,366
Missouri Housing Development Commission, Series 2016-B	3.100%	11/01/41	20,000	16,355
Nebraska Investment Finance Authority, Series 2019-D	3.050%	09/01/42	635,000	494,268
Nebraska Investment Finance Authority, Series 2024-E	5.000%	03/01/49	1,750,000	1,730,945
Nevada Housing Division Single-Family Mortgage, Series 2024E	7.000%	04/01/49	2,000,000	2,381,134
New Mexico Mortgage Finance Authority, Series 2020-B	1.700%	01/01/30	195,000	178,426
New Mexico Mortgage Finance Authority, Series 2023	3.730%	02/01/42	900,000	900,365
New York City Housing Development Corp., Series 2019-E-1	3.000%	11/01/39	395,000	324,413
New York City Housing Development Corp., Series 2022-F-2-A	3.400%	11/01/62	2,500,000	2,499,942

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	41

Segall Bryant & Hamill Municipal Opportunities Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Coupon	Maturity	Par Value	Value
Housing (Continued)
New York Mortgage Agency, Series 203	3.500%	10/01/41	$10,000	$8,419
New York State Housing Finance Agency, Series 2020-H	1.800%	11/01/30	560,000	495,351
New York State Housing Finance Agency, Series 2021-A	2.350%	11/01/41	500,000	351,385
New York State Housing Finance Agency, Series 2021-J2	1.000%	05/01/61	320,000	308,708
New York State Mortgage Agency, Series 233	1.650%	04/01/30	775,000	704,096
Norfolk Redevelopment & Housing Authority, Series 2023 (a)	5.000%	05/01/43	325,000	329,744
Ohio Housing Finance Agency, Series 2024-C (a)	7.500%	03/01/49	2,395,000	2,858,880
Orange County Housing Finance Authority, Series 2024-C	3.350%	06/01/28	3,000,000	3,016,588
Pennsylvania Housing Finance Agency, Series 2017-123-B	3.450%	10/01/32	620,000	614,695
Pennsylvania Housing Finance Agency, Series 2015-117-B (a)	3.900%	10/01/35	1,530,000	1,505,123
Pennsylvania Housing Finance Agency Single Family Mortgage, Series 2015-118B	3.800%	10/01/35	50,000	48,772
Pennsylvania Housing Finance Agency Single Family Mortgage, Series 2016-120	3.200%	04/01/40	175,000	148,687
Pennsylvania Housing Finance Agency Single Family Mortgage, Series 2016-121	3.200%	10/01/41	180,000	148,671
Rhode Island Housing & Mortgage Finance Corp., Series 84-A	5.000%	04/01/44	1,450,000	1,454,859
Rhode Island Housing & Mortgage Finance Corp., Series 84-A	5.000%	04/01/49	615,000	612,329
Rhode Island Housing & Mortgage Finance Corp., Series 83-A	5.250%	10/01/49	300,000	304,306
South Dakota Housing Development Authority, Series 2020-C (a)	3.500%	05/01/51	500,000	498,172
Texas Department of Housing & Community Affairs, Series 2019-A (a)	3.625%	09/01/44	915,000	766,242
Virginia Housing Development Authority, Series 2012-C-2	3.450%	04/01/38	400,000	361,520
Washington State Housing Finance Commission, Series 2017-3N	3.250%	12/01/32	885,000	857,092
Wyoming Community Development Authority, Series 2016-2	3.200%	12/01/41	1,110,000	914,825
				51,579,374
Industrial Development — 10.1%
Bartow County Georgia Development Authority Pollution Control, Series 1997-1 (a)	1.800%	09/01/29	3,900,000	3,476,823
Burke County Georgia Development Authority Pollution Control, Series 1995-5 (a)	2.200%	10/01/32	1,900,000	1,596,103
Colorado High Performance Transportation Enterprise, Series 2014 (a)	5.750%	01/01/44	750,000	750,392
Cumberland County Industrial Facilities & Pollution Control Financing Authority, Series 2024 (a)	3.750%	12/01/27	3,000,000	3,001,158
Fayette County Development Authority, Series 2024	5.000%	10/01/40	465,000	481,133
Fayette County Development Authority, Series 2024	5.000%	10/01/41	640,000	656,127
Indiana Finance Authority Environmental Refunding, Series 2009-A-2	3.750%	06/01/31	5,750,000	5,779,143
South Carolina Jobs-Economic Development Authority, Series 2024 (c)	3.700%	12/15/27	3,000,000	2,994,984
				18,735,863
Lease / Rent — 0.9%
Noblesville High School Building Corp., Series 2023 (a)	6.000%	07/15/38	375,000	431,404
Noblesville High School Building Corp., Series 2023 (a)	6.000%	01/15/43	830,000	923,050
Pasadena Public Financing Authority, Series 2024 (a)	0.000%	06/01/40	500,000	254,236
Pasadena Public Financing Authority, Series 2024 (a)	0.000%	06/01/41	300,000	142,990
				1,751,680
Other — 0.0% (d)
Colorado Education & Cultural Facilities Authority, Series 2015-B (a)	4.000%	12/01/38	50,000	44,959

Recreation — 2.6%
City of Fort Worth Texas, Series 2025	5.500%	03/01/42	400,000	425,953
City of Fort Worth Texas, Series 2025	5.500%	03/01/43	210,000	221,640
Fort WorthTexas Special Tax Revenue, Series 2025	5.500%	03/01/44	2,195,000	2,299,603
Hamilton County and the City of Chattanooga Sports Authority, Series 2024-A	5.500%	12/01/38	810,000	920,679
Hamilton County and the City of Chattanooga Sports Authority, Series 2024-A	5.500%	12/01/39	920,000	1,037,068
				4,904,943
State and Non-State Appropriated Tobacco — 0.1%
California County Tobacco Securitization Agency (The), Series 2020-A (a)	4.000%	06/01/34	150,000	147,104

See Notes to Financial Statements.
42	| www.cisbh.com/funds

Segall Bryant & Hamill Municipal Opportunities Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Coupon	Maturity	Par Value	Value
Tax — 2.5%
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)(c)	5.250%	12/01/39	$2,000,000	$1,937,147
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)(c)	5.250%	12/01/39	900,000	871,716
Northglenn Urban Renewal Authority, Series 2019 (a)	4.000%	12/01/34	400,000	395,216
Northglenn Urban Renewal Authority, Series 2019 (a)	4.000%	12/01/35	525,000	513,496
Village Community Development District No. 7, Series 2015 (a)	4.000%	05/01/36	995,000	955,554
				4,673,129
Transportation — 4.4%
Florida State Mid-Bay Bridge Authority, Series 2015-A (a)	5.000%	10/01/35	1,180,000	1,185,343
La Paz County Arizona Industrial Development Authority, Series 2016-A (a) (c)	7.000%	11/15/38	1,575,000	1,519,782
La Paz County Arizona Industrial Development Authority, Series 2016-A (a) (c)	7.125%	11/15/45	735,000	680,546
Love Field Airport Modernization Corp., Series 2017 (a)	5.000%	11/01/33	400,000	403,908
Pennsylvania Turnpike Commission, Series 2009-E	6.000%	12/01/30	510,000	543,377
Pharr Texas International Toll Bridge System, Series 2021 (a)	4.000%	08/15/33	5,000	5,055
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/25	260,000	260,000
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/26	450,000	455,202
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/27	250,000	256,081
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/28	500,000	517,520
Triborough Bridge and Tunnel Authority, Series 2021-A-2	2.000%	05/15/45	1,000,000	985,388
Virginia Small Business Financing Authority, Series 2022 (a)	5.000%	12/31/57	400,000	388,088
Wayne County Airport Authority, Series 2025-A	5.250%	12/01/43	1,000,000	1,057,163
				8,257,453
Utilities — 9.5%
California Community Choice Financing Authority, Series 2024-E	5.000%	02/01/55	1,715,000	1,812,079
King County Washington Sewer Revenue, Series 2020-B (a)	0.875%	01/01/42	975,000	958,650
Long Island Power Authority, Series 2021-B	1.500%	09/01/26	4,385,000	4,286,438
Long Island Power Authority, Series 2020-B	0.850%	09/01/50	1,000,000	994,551
Louisville and Jefferson County Metropolitan Sewer District, Series 2016-A	3.000%	05/15/46	265,000	191,370
Orlando Florida Utilities Commission, Series 2021-B	1.250%	10/01/46	1,125,000	1,008,512
PEFA, Inc. Iowa Gas Project, Series 2019	5.000%	09/01/49	595,000	602,261
San Antonia Texas Electric & Gas Systems, Series 2015-D	1.125%	12/01/45	1,770,000	1,708,811
Southern California Public Power Authority No. 1, Series 2007-A	5.000%	11/01/33	500,000	528,505
Southern California Public Power Authority No. 1, Series 2007-B	4.510%	11/01/38	5,550,000	5,335,810
Utah Infrastructure Agency Telecommunications, Series 2021 (a)	4.000%	10/15/36	200,000	188,290
				17,615,277
Variable Rate Demand Note — 4.7%
Water And Sewer — 4.7%
New York City General Obligation, Series 2015-F6	4.000%	06/01/44	8,765,000	8,765,000

Total Municipal Bonds (Cost $159,325,861)				156,610,399

CORPORATE BONDS — 4.4%
Industrial — 4.4%
Services — 4.4%
IPMI 3 LLC, 144A, Series 2021 (e) (Cost $9,066,424)	3.900%	12/01/28	9,000,000	8,194,524

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	43

Segall Bryant & Hamill Municipal Opportunities Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Coupon	Maturity	Par Value	Value
U.S. TREASURY BONDS & NOTES — 10.3%
United States Treasury Notes	0.250%	08/31/25	$6,000,000	$5,957,929
United States Treasury Notes	5.000%	09/30/25	5,000,000	5,007,715
United States Treasury Notes	4.500%	11/15/25	245,000	245,122
United States Treasury Notes	4.875%	11/30/25	8,000,000	8,016,875
Total U.S. Government & Agencies (Cost $19,230,826)				19,227,641

Investments at Value — 98.8%
(Cost $187,623,112)				$184,032,564

Other Assets in Excess of Liabilities — 1.2%				2,285,890

Net Assets — 100.0%				$186,318,454

(a)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(b)	This security is insured. In the event of a default by the bond issuer, the issuer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.
(c)	Security is considered a restricted security; however, such restriction has not resulted in an illiquid classification. The total value of these securities is $8,955,893, which represents 4.8% of net assets as of June 30, 2025.
(d)	Percentage rounds to less than 0.1%.
(e)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
44	| www.cisbh.com/funds

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Coupon	Maturity	Par Value	Value
MUNICIPAL BONDS — 90.2%
Certificate Participation — 7.7%
Lease / Rent — 7.7%
Adams County Colorado COP, Series 2024	5.250%	12/01/49	$6,000,000	$6,259,202
City of Aurora Colorado COP, Series 2017 (a)	5.000%	12/01/35	615,000	627,260
Crested Butte Colorado COP, Series 2024	5.000%	12/01/43	1,000,000	1,026,083
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/30	350,000	365,426
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/31	350,000	363,930
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/32	225,000	232,489
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/33	240,000	247,154
Evergreen Park & Recreation District, Series 2025	5.000%	12/01/40	720,000	753,685
Evergreen Park & Recreation District, Series 2025	5.000%	12/01/41	510,000	528,859
Fraser Valley Metropolitan Recreation District COP, Series 2023 (a)	5.250%	12/01/53	500,000	502,766
Grand County Colorado COP, Series 2025	5.000%	12/01/42	455,000	473,515
Grand County Colorado COP, Series 2025	5.000%	12/01/43	500,000	516,508
Grand County Colorado COP, Series 2025	5.000%	12/01/44	640,000	656,757
Grand County Colorado COP, Series 2025	5.000%	12/01/45	495,000	505,745
Hyland Hills Park and Recreation District COP, Series 2022	5.000%	12/15/41	2,430,000	2,505,443
Moffat County Colorado COP, Series 2021 (a)	4.000%	03/01/46	4,060,000	3,519,310
Platteville-Gilcrest Fire Protection District COP, Series 2018 (a)	5.000%	12/01/33	175,000	183,369
Telluride Colorado COP, Series 2024	5.000%	12/01/43	500,000	513,351
Town of Breckenridge Colorado COP, Series 2022	5.000%	12/01/42	2,325,000	2,355,305
Town of Silverthorne Colorado COP, Series 2024	5.000%	12/01/44	1,650,000	1,712,325
				23,848,482
General Obligation — 14.4%
Local — 14.4%
Adams & Arapahoe Joint School District No. 28J, Series 2025	5.500%	12/01/26	370,000	384,975
Adams & Arapahoe Joint School District No. 28J, Series 2025	5.500%	12/01/39	2,965,000	3,383,126
Adams & Arapahoe Joint School District No. 28J, Series 2025	5.500%	12/01/40	2,000,000	2,270,317
Adams & Arapahoe Joint School District No. 28J, Series 2025	5.500%	12/01/41	4,250,000	4,775,825
Adams & Arapahoe Joint School District No. 28J, Series 2025	5.500%	12/01/42	3,150,000	3,496,604
Basalt & Rural Fire Protection District, Series 2024-B	4.800%	12/01/25	425,000	425,800
Basalt & Rural Fire Protection District, Series 2024-B	4.650%	12/01/26	225,000	226,722
Basalt & Rural Fire Protection District, Series 2024-A	5.000%	12/01/43	615,000	642,326
BNC Metropolitan District No. 1, BAM, Series 2017-A (a)(b)	5.000%	12/01/37	545,000	561,703
Bradburn Metropolitan District No. 2, Series 2018-A (a)	5.000%	12/01/38	600,000	591,426
Bromley Park Metropolitan District No. 3, Series 2024	5.000%	12/01/34	115,000	123,024
Cherry Creek School District No. 5, Series 2024	5.000%	12/15/26	200,000	206,934
Cornerstar Metropolitan District, Series 2017-A (a)	5.125%	12/01/37	1,000,000	969,476
Erie Commons Metropolitan District No. 2, AGM, Series 2019-A (a)(b)	3.000%	12/01/49	100,000	70,348
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	5.000%	12/01/41	570,000	587,625
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	4.000%	12/01/51	1,100,000	936,916
Fossil Ridge Metropolitan District No. 3 Colorado, BAM, Series 2020 (b)	2.375%	12/01/39	750,000	535,002
Fremont Custer & El Paso Counties Colorado School District No. RE-2, Series 2023	5.250%	12/01/47	3,250,000	3,393,720
Gold Hill Mesa Metropolitan District No. 2, Series 2022-A (c)	5.000%	12/01/25	135,000	135,959
Gunnison Watershed Colorado School District No. RE-1J COP, Series 2023 (a)	5.000%	12/01/47	6,500,000	6,694,344
Hogback Metropolitan District Colorado, Series 2021-A (a)	5.000%	12/01/41	700,000	651,351
Hunters Overlook Metropolitan School District No. 5, AGM, Series 2024 (b)	5.000%	12/01/44	260,000	266,011
Mirabelle Metropolitan District No. 2, AGM, Series 2025-A (b)	4.375%	12/01/44	1,000,000	931,360
Mirabelle Metropolitan District No. 2, AGM, Series 2025-A (b)	4.500%	12/01/49	2,100,000	1,925,692
North Pine Vistas Metropolitan District No. 2, AGM, Series 2022 (b)	5.250%	12/01/42	625,000	648,332
North Pine Vistas Metropolitan District No. 2, AGM, Series 2022 (b)	5.000%	12/01/52	1,000,000	997,170
North Pine Vistas Metropolitan District No. 3, AGM, Series 2021-A (a)(b)	4.000%	12/01/36	175,000	173,837
Raindance Metropolitan District No. 2, BAM, Series 2024 (b)	4.000%	12/01/44	1,800,000	1,605,144
SBC Metropolitan District, AGM, Series 2016 (a)(b)	5.000%	12/01/34	205,000	209,284

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	45

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Coupon	Maturity	Par Value	Value
Local (Continued)
Southshore Metropolitan District No. 2 City of Aurora Arapahoe County Colorado, BAM, Series 2020-A-2 (a)(b)	4.000%	12/01/46	$6,300,000	$5,552,456
St. Vrain Lakes Metropolitan District No. 2, AGM, Series 2024-A (b)	5.000%	12/01/26	155,000	158,395
St. Vrain Valley School District RE-1J, Series 2024	5.000%	12/15/25	245,000	247,635
Timnath Ranch Metropolitan District No. 4, BAM, Series 2024 (b)	5.000%	12/01/39	600,000	620,496
Whispering Pines Metropolitan District No. 1 Colorado, AGM, Series 2023 (b)	5.000%	12/01/43	325,000	330,515
				44,729,850
Local Authority — 4.4%
Education — 0.7%
Board of Trustees of the Colorado School of Mines, AGM, Series 2022-C (b)	4.800%	12/01/27	2,000,000	2,028,503

Housing — 2.0%
Colorado Housing and Finance Authority, Series 2020-C-1	2.175%	11/01/25	500,000	496,497
Colorado Housing and Finance Authority, Series 2023-F-1	4.364%	11/01/25	1,620,000	1,620,000
Colorado Housing and Finance Authority, Series 2023-J	4.887%	11/01/25	630,000	630,000
Colorado Housing and Finance Authority, Series 2023-J	4.684%	05/01/26	1,430,000	1,434,471
Colorado Housing and Finance Authority, Series 2024-G-1	4.339%	05/01/26	145,000	145,049
Colorado Housing and Finance Authority, Series 2023-C (a)	5.082%	10/01/26	2,000,000	2,008,060
				6,334,077
Local — 1.1%
Eagle County Colorado School District, Series 2021	0.793%	12/01/25	3,000,000	2,959,896
Garfield County School District No. RE-2, Series 2012-B (a)	3.050%	12/01/26	500,000	493,265
				3,453,161
Recreation — 0.2%
Park Creek Metropolitan District, Series 2017-B	3.450%	12/01/25	500,000	497,492

Utilities — 0.4%
Todd Creek Village Metropolitan District Colorado, Series 2018-B (a)	5.875%	12/01/38	775,000	772,831
Town of Estes Park Colorado Power & Communications, Series 2019-B	2.646%	11/01/25	430,000	427,782
				1,200,613
Revenue — 50.6%
Education — 4.5%
Board of Trustees of the Colorado School of Mines, AGM, Series 2022-A (b)	5.250%	12/01/47	1,000,000	1,039,752
Board of Trustees of the Colorado School of Mines, AGM, Series 2022-B (b)	5.250%	12/01/52	6,835,000	7,055,380
Board of Trustees of the Colorado School of Mines, MBIA, Series 1999 (b)	0.000%	12/01/25	450,000	443,042
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	10/01/34	1,975,000	1,648,814
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	05/01/35	3,145,000	3,157,902
Colorado Educational & Cultural Facilities Authority, Series 2017-A	5.000%	03/01/40	500,000	506,522
				13,851,412
Healthcare — 1.3%
Colorado Health Facilities Authority, Series 2015 (a)	5.000%	05/15/30	500,000	500,455
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/30	710,000	730,624
Colorado Health Facilities Authority, Series 2023-A (a)	3.000%	05/15/30	340,000	322,615
Colorado Health Facilities Authority, Series 2015	5.000%	01/15/35	1,630,000	1,639,389
Colorado Health Facilities Authority, Series 2020	4.000%	10/01/35	335,000	330,607
Colorado Health Facilities Authority, Series 2023-A (a)	4.000%	05/15/41	500,000	442,597
				3,966,287
Housing — 24.7%
Colorado Housing & Finance Authority, Series 2025-G-2	3.400%	10/01/29	2,600,000	2,606,275
Colorado Housing & Finance Authority Multifamily Housing, Series 2024	3.050%	10/01/27	2,700,000	2,699,412
Colorado Housing & Finance Authority Multifamily Housing, Series 2024	3.500%	11/01/43	2,350,000	2,353,463
Colorado Housing and Finance Authority, Series 2025-F-2	3.800%	04/01/28	6,000,000	6,047,396
Colorado Housing and Finance Authority, Series 2023-B-2 (a)	3.350%	10/01/26	5,290,000	5,291,676
Colorado Housing and Finance Authority, Series 2024-A-2	3.375%	04/01/28	715,000	719,283

See Notes to Financial Statements.
46	| www.cisbh.com/funds

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Coupon	Maturity	Par Value	Value
Housing (Continued)
Colorado Housing and Finance Authority, Series 2020-H	2.200%	11/01/38	$480,000	$355,755
Colorado Housing and Finance Authority, Series 2024-A	4.480%	10/01/40	3,000,000	2,893,151
Colorado Housing and Finance Authority, Series 2025	3.375%	07/01/44	4,160,000	4,174,528
Colorado Housing and Finance Authority, Series 2023-B-1 (a)	4.700%	10/01/48	275,000	265,287
Colorado Housing and Finance Authority, Series 2019-E	4.250%	05/01/49	540,000	544,736
Colorado Housing and Finance Authority, Series 2019-F	4.250%	11/01/49	910,000	918,496
Colorado Housing and Finance Authority, Series 2019-H	4.250%	11/01/49	700,000	707,656
Colorado Housing and Finance Authority, Series 2021-E	3.000%	11/01/51	325,000	319,908
Colorado Housing and Finance Authority, Series 2022-B	3.250%	05/01/52	4,955,000	4,896,192
Colorado Housing and Finance Authority, Series 2022-K	6.000%	11/01/52	2,085,000	2,218,596
Colorado Housing and Finance Authority, Series 2023-L	5.750%	11/01/53	7,005,000	7,469,186
Colorado Housing and Finance Authority, Series 2025-B	5.750%	11/01/54	10,000,000	10,942,609
Colorado Housing and Finance Authority, Series 2025-F	6.500%	05/01/55	6,500,000	7,322,258
Denver Colorado Multifamily Housing, Series 2025-B	5.000%	10/01/28	1,000,000	1,039,162
Denver Colorado Multifamily Housing, Series 2025-F-2	4.700%	10/01/42	3,500,000	3,501,869
Eagle County Housing and Development Authority, Series 2025	3.550%	12/01/45	3,260,000	3,269,006
Maiker Housing Partners Multifamily Housing, Series 2023 (a)	4.500%	05/01/42	6,000,000	6,044,735
				76,600,635
Other — 3.7%
Colorado Educational & Cultural Facilities Authority, Series 2015-A (a)(c)	4.125%	07/01/26	10,000	9,989
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	11/15/31	1,000,000	1,000,948
Colorado Educational & Cultural Facilities Authority, Series 2016-A (a)	5.000%	12/15/31	715,000	730,196
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	10/01/32	1,340,000	1,341,273
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	06/01/36	1,580,000	1,590,025
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	07/01/36	1,000,000	1,000,572
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)(c)	5.000%	07/01/36	1,000,000	1,003,545
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	08/01/36	1,140,000	1,147,555
Colorado Educational & Cultural Facilities Authority, Series 2025-A	5.250%	12/01/45	800,000	807,324
Colorado Educational & Cultural Facilities Authority, Series 2025-A	5.250%	12/01/55	1,300,000	1,325,892
Colorado Educational & Cultural Facilities Authority, Series 2025-A	5.375%	12/01/60	1,600,000	1,593,592
				11,550,911
Public Services — 6.5%
Cherry Creek Corporate Center Metropolitan District, Series 2015-A (a)	5.000%	06/01/37	235,000	235,029
Park Creek Metropolitan District, Series 2015-A (a)	5.000%	12/01/27	620,000	624,397
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/36	300,000	300,975
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/37	400,000	401,036
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/37	370,000	391,844
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/38	655,000	689,481
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/39	730,000	762,418
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/41	500,000	514,638
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/42	500,000	511,530
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2017 (a)(b)	5.000%	12/01/47	10,835,000	11,011,588
Southglenn Metropolitan District Colorado, Series 2016 (a)	5.000%	12/01/30	4,255,000	4,254,993
Sterling Ranch Community Authority Colorado, Series 2020-A (a)	3.750%	12/01/40	500,000	429,655
				20,127,584
Tax — 1.4%
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)(c)	5.250%	12/01/39	3,400,000	3,293,149
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)(c)	5.250%	12/01/39	1,100,000	1,065,431
				4,358,580
Transportation — 3.8%
Denver Colorado City & County Airport System, Series 2020-B-2	5.000%	11/15/31	7,690,000	7,727,364
E-470 Public Highway Authority, Series 2024-B	3.691%	09/01/39	3,000,000	2,982,450
Grand Junction Regional Airport Authority, NPFG, Series 2016-A (a)	5.000%	12/01/31	1,155,000	1,175,750
				11,885,564

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	47

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Coupon	Maturity	Par Value	Value
Utilities — 4.2%
Centennial Water & Sanitation District, Series 2024	5.250%	12/01/53	$3,250,000	$3,404,791
City of Aurora Colorado Water Revenue, Series 2024	5.000%	08/01/25	1,275,000	1,277,061
Puerto Rico Electric Power Authority, AGM, Series 2007-UU (TSFR3M + 52) (a)(b)(d)	3.568%	07/01/29	400,000	382,298
Todd Creek Village Metropolitan District Colorado, Series 2018-A	5.000%	12/01/28	1,200,000	1,232,311
Todd Creek Village Metropolitan District Colorado, Series 2018-A (a)	5.250%	12/01/33	1,350,000	1,388,330
Todd Creek Village Metropolitan District Colorado, Series 2018-A (a)	5.250%	12/01/38	1,000,000	1,011,619
Town of Gypsum Colorado Sewer Enterprise, AGM, Series 2024 (b)	5.000%	12/01/43	1,500,000	1,560,010
Town of Gypsum Colorado Sewer Enterprise, AGM, Series 2024 (b)	5.000%	12/01/44	2,750,000	2,845,333
				13,101,753
Variable Rate Demand Note — 13.1%
Tax Backed District — 2.2%
City of Colorado Springs Colorado Utilities System, Series 2006-B	1.800%	11/01/36	6,825,000	6,825,000

Variable Rate Demand Note — 11.5%
City of Colorado Springs Colorado Utilities System, Series 2007-A (a)(d)	1.750%	11/01/37	7,600,000	7,600,000
Colorado Health Facilities Authority, Series 2022-E	3.850%	05/15/62	15,000,000	15,000,000
Colorado Health Facilities Authority, Series 2022-F	1.900%	05/15/62	11,500,000	11,500,000
Colorado Health Facilities Authority, Series 2024-E	3.950%	05/15/64	1,500,000	1,500,000
				35,600,000

Total Municipal Bonds (Cost $286,830,618)				279,959,904

U.S. TREASURY BONDS & NOTES — 4.2%
Unites States Treasury	4.500%	11/15/25	4,000,000	4,002,070
United States Treasury	4.625%	03/15/26	4,000,000	4,014,102
Unites States Treasury	0.000%	10/30/25	5,000,000	4,929,690
Total U.S. Treasury Bonds & Notes (Cost $12,943,115)				$12,945,862

Investments at Value — 94.4%
(Cost $299,773,733)				$292,905,766

Other Assets in Excess of Liabilities — 5.6%				17,391,157

Net Assets — 100.0%				$310,296,923

(a)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(b)	This security is insured. In the event of a default by the bond issuer, the issuer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.
(c)	Security is considered a restricted security; however, such restriction has not resulted in an illiquid classification. The total value of these securities is $5,508,073, which represents 1.8% of net assets as of June 30, 2025.
(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
48	| www.cisbh.com/funds

Barrett Growth Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.5%
Communication Services — 4.9%
Media & Entertainment — 4.9%
Alphabet, Inc. - Class C	6,800	$1,206,252

Consumer Discretionary — 14.4%
Consumer Discretionary Distribution & Retail — 11.4%
Amazon.com, Inc. (a)	6,000	1,316,340
AutoZone, Inc. (a)	100	371,223
TJX Cos., Inc. (The)	9,250	1,142,282
		2,829,845
Consumer Services — 3.0%
Chipotle Mexican Grill, Inc. (a)	5,000	280,750
Starbucks Corp.	5,000	458,150
		738,900
Consumer Staples — 4.0%
Consumer Staples Distribution & Retail — 4.0%
Costco Wholesale Corp.	1,000	989,940

Energy — 0.9%
Energy — 0.9%
Chevron Corp.	1,500	214,785

Financials — 22.2%
Banks — 5.0%
JPMorgan Chase & Co.	4,300	1,246,613

Financial Services — 12.4%
Ares Management Corp. - Class A	8,300	1,437,560
S&P Global, Inc.	750	395,467
Visa, Inc. - Class A	3,450	1,224,923
		3,057,950
Insurance — 4.8%
Progressive Corp. (The)	4,500	1,200,870

Health Care — 13.4%
Health Care Equipment & Services — 4.3%
Intuitive Surgical, Inc. (a)	500	271,705
Stryker Corp.	2,000	791,260
		1,062,965
Pharmaceuticals, Biotechnology & Life Sciences — 9.1%
Danaher Corp.	2,250	444,465
Eli Lilly & Co.	400	311,812
Merck & Co., Inc.	2,500	197,900
Regeneron Pharmaceuticals, Inc.	500	262,500
Thermo Fisher Scientific, Inc.	900	364,914
Vertex Pharmaceuticals, Inc. (a)	300	133,560
Zoetis, Inc.	3,400	530,230
		2,245,381
Industrials — 5.5%
Capital Goods — 2.2%
Deere & Co.	400	203,396
EnerSys	4,000	343,080
		546,476
	Shares	Value
Commercial & Professional Services — 3.3%
Tetra Tech, Inc.	23,000	$827,080

Information Technology — 30.9%
Semiconductors & Semiconductor Equipment — 8.5%
NVIDIA Corp.	13,325	2,105,217

Software & Services — 17.7%
Accenture PLC - Class A (Ireland)	2,500	747,225
Fair Isaac Corp. (a)	500	913,980
Microsoft Corp.	3,740	1,860,313
Roper Technologies, Inc.	600	340,104
ServiceNow, Inc. (a)	500	514,040
		4,375,662
Technology Hardware & Equipment — 4.7%
Apple, Inc.	5,750	1,179,728

Materials — 3.3%
Materials — 3.3%
Ecolab, Inc.	3,000	808,320

Investments at Value — 99.5%
(Cost $5,959,714)		$24,635,984

Other Assets in Excess of Liabilities — 0.5%		123,870

Net Assets — 100.0%		$24,759,854

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	49

Barrett Opportunity Fund	Statement of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.9%
Communication Services — 8.8%
Media & Entertainment — 8.8%
Alphabet, Inc. - Class C	11,067	$1,963,175

Consumer Discretionary — 8.0%
Consumer Discretionary Distribution & Retail — 8.0%
Home Depot, Inc. (The)	699	256,281
Murphy USA, Inc.	3,806	1,548,281
		1,804,562
Consumer Staples — 0.9%
Food, Beverage & Tobacco — 0.9%
PepsiCo, Inc.	1,582	208,887

Energy — 12.8%
Energy — 12.8%
Murphy Oil Corp.	32,034	720,765
Shell PLC ADR (United Kingdom)	30,526	2,149,336
		2,870,101
Financials — 28.2%
Financial Services — 26.4%
Ares Management Corp. - Class A	4,618	799,838
Bank of New York Mellon Corp. (The)	26,566	2,420,428
Corpay, Inc. (a)	600	199,092
Jefferies Financial Group, Inc.	46,064	2,519,240
		5,938,598
Insurance — 1.8%
Progressive Corp. (The)	1,489	397,355

Health Care — 3.7%
Pharmaceuticals, Biotechnology & Life Sciences — 3.7%
AbbVie, Inc.	1,960	363,815
Eli Lilly & Co.	350	272,835
Thermo Fisher Scientific, Inc.	491	199,081
		835,731
	Shares	Value
Industrials — 19.5%
Capital Goods — 13.8%
Deere & Co.	350	$177,972
General Dynamics Corp.	10,000	2,916,600
		3,094,572
Commercial & Professional Services — 5.7%
Automatic Data Processing, Inc.	4,163	1,283,869

Information Technology — 17.0%
Software & Services — 11.1%
Microsoft Corp.	5,000	2,487,050

Technology Hardware & Equipment — 5.9%
Apple, Inc.	6,500	1,333,605

Investments at Value — 98.9%
(Cost $2,606,953)		$22,217,505

Other Assets in Excess of Liabilities — 1.1%		254,178

Net Assets — 100.0%		$22,471,683

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
50	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Statement of Investments
June 30, 2025 (Unaudited)

COMMON ABBREVIATIONS

A.B.	Aktiebolag is the Swedish equivalent of the term corporation.
Abp	A Swedish or Finish Public Limited Company.
ADR	American Depositary Receipt.
A.G.	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AGM	Assured Guaranty Municipal.
A.S.	Andonim Sirketi, Joint Stock Company in Turkey.
A/S	Aktieselskab is a Danish Joint Stock Company.
A.S.A.	Aksjeselskop is the Norwegian term for a stock-based company.
BAM	Build America Mutual.
Bhd	Berhad is a Malaysian term for a public limited company.
COP	Certificate of Participation.
H15T1Y	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.
KGaA	German Master Limited Partnership.
KSCP	Kuwaiti Shareholding Company - Public.
LLC	Limited Liability Company.
LP	Limited Partnership.
Ltd.	Limited.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OYJ	Julkinen osakeyhtiö means public stock company.
PCL	Public Company Limited.
PJSC	Public Joint-Stock Company.
PLC	Public Limited Company.
P.S.Q.C.	Public Sharing Qatar Company.
Q.P.S.C.	Qatari Public Shareholding Company.
REITs	Real Estate Investment Trust.
S.A.	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
S.A.B de C.V.	Sociedad Anónima Bursátil de Capital Variable is the Mexican term for publicly traded companies.
S.E.	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
SOFR	Secured Overnight Financing Rate.
S.p.A.	Societa per azioni is the Italian equivalent of the term Public Limited Companies.
Tbk P.T.	Terbuka Perseroan Terbatas is an Indonesia term for a public limited company.
TSFR	CME Term SOFR.

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	51

Segall Bryant & Hamill Funds	Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	Segall Bryant & Hamill Small Cap Value Fund	Segall Bryant & Hamill Small Cap Growth Fund	Segall Bryant & Hamill Small Cap Core Fund	Segall Bryant & Hamill All Cap Fund
Assets
Investments, at cost	$337,089,977	$207,253,058	$70,713,756	$52,001,428
Investments, at value	$390,324,652	$243,780,282	$86,729,574	$92,245,777
Cash equivalents (Note 2)	5,369,300	6,696,062	6,193,793	2,136,944
Foreign currency, at value (Cost $—, $—, $5, and $—, respectively)	—	—	4	—
Receivable for Fund shares sold	14,068	49,260	12,200	2,197
Receivable for investment securities sold	—	—	—	482,405
Dividends and interest receivable	400,577	46,970	64,937	20,406
Foreign tax reclaims receivable	—	—	—	14,522
Other assets	32,282	18,029	18,369	22,282
Total assets	396,140,879	250,590,603	93,018,877	94,924,533

Liabilities
Payable for Fund shares redeemed	165,530	71,739	21,239	174,322
Payable for investment securities purchased	—	—	3,200	948,271
Payable to Adviser (Note 6)	256,922	132,443	45,411	34,787
Accrued shareholder servicing fees (Note 6)	1,491	35,906	13,042	13,572
Payable to third party administrator (Note 6)	13,442	9,838	5,377	5,661
Accrued chief compliance officer fees (Note 6)	833	833	833	833
Other accrued expenses	23,521	18,726	14,405	14,474
Total liabilities	461,739	269,485	103,507	1,191,920
Net Assets	$395,679,140	$250,321,118	$92,915,370	$93,732,613

Net Assets Consists of
Paid-in capital	$316,361,475	$257,037,952	$73,211,603	$37,936,141
Accumulated earnings (accumulated deficit)	79,317,665	(6,716,834)	19,703,767	55,796,472
Net Assets	$395,679,140	$250,321,118	$92,915,370	$93,732,613

Net Assets
Retail	$9,446,085	$31,107,622	$759,348	$1,348,311
Institutional	$386,233,055	$219,213,496	$92,156,022	$92,384,302
Shares of Beneficial Interest Outstanding
Retail	653,094	1,515,545	62,224	67,472
Institutional	26,622,708	10,359,436	7,502,479	4,615,835
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Retail	$14.46	$20.53	$12.20	$19.98
Institutional	$14.51	$21.16	$12.28	$20.01

See Notes to Financial Statements.
52	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	Segall Bryant & Hamill Emerging Markets Fund	Segall Bryant & Hamill International Small Cap Fund	Segall Bryant & Hamill International Equity Fund	Segall Bryant & Hamill Global All Cap Fund
Assets
Investments, at cost	$55,213,635	$65,712,965	$8,871,098	$22,666,344
Investments, at value	$73,403,850	$84,510,146	$9,421,788	$34,948,299
Cash equivalents (Note 2)	334,512	247,606	1,322,203	551,119
Foreign currency, at value (Cost $97,243, $254,670, $5,765, and $4,798, respectively)	97,606	256,816	5,814	4,813
Receivable for Fund shares sold	55,565	2,562	4,642,980	20
Due from Adviser	—	—	10,539	—
Dividends and interest receivable	377,117	182,412	5,864	14,259
Foreign tax reclaims receivable	2,148	658,456	5,342	96,554
Other assets	14,608	9,095	18,782	18,313
Total assets	74,285,406	85,867,093	15,433,312	35,633,377

Liabilities
Payable for Fund shares redeemed	82	21,550	—	27,514
Payable for investment securities purchased	108,088	—	5,816,929	—
Accrued deferred foreign capital gains tax on appreciated securities	549,492	—	—	—
Payable to Adviser (Note 6)	4,058	32,899	—	332
Accrued shareholder servicing fees (Note 6)	4,929	2,404	210	3,621
Payable to third party administrator (Note 6)	5,182	5,483	3,330	4,985
Accrued chief compliance officer fees (Note 6)	833	833	833	833
Other accrued expenses	67,527	52,316	35,822	14,120
Total liabilities	740,191	115,485	5,857,124	51,405
Net Assets	$73,545,215	$85,751,608	$9,576,188	$35,581,972

Net Assets Consists of
Paid-in capital	$59,286,576	$139,526,120	$8,894,149	$21,700,400
Accumulated earnings (accumulated deficit)	14,258,639	(53,774,512)	682,039	13,881,572
Net Assets	$73,545,215	$85,751,608	$9,576,188	$35,581,972

Net Assets
Retail	$3,527,871	$6,306,592	$3,447	$30,956,131
Institutional	$70,017,344	$79,445,016	$9,572,741	$4,625,841
Shares of Beneficial Interest Outstanding
Retail	338,380	469,131	271	2,537,345
Institutional	6,690,418	5,906,403	753,111	384,864
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Retail	$10.43	$13.44	$12.70	$12.20
Institutional	$10.47	$13.45	$12.71	$12.02

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	53

Segall Bryant & Hamill Funds	Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	Segall Bryant & Hamill Short Term Plus Fund	Segall Bryant & Hamill Plus Bond Fund	Segall Bryant & Hamill Quality High Yield Fund	Segall Bryant & Hamill Municipal Opportunities Fund	Segall Bryant & Hamill Colorado Tax Free Fund
Assets
Investments, at cost	$14,276,348	$709,164,971	$63,494,030	$187,623,112	$299,773,733
Investments, at value	$14,374,745	$688,105,241	$62,192,321	$184,032,564	$292,905,766
Cash equivalents (Note 2)	312,814	21,676,220	1,195,230	5,110,424	19,675,674
Receivable for Fund shares sold	100	459,997	487	1,183,770	742,418
Receivable for investment securities sold	—	69	—	—	—
Due from Adviser	10,361	—	—	—	—
Dividends and interest receivable	153,216	2,698,107	792,517	1,263,343	1,582,652
Other assets	23,679	32,709	17,464	26,785	15,592
Total assets	14,874,915	712,972,343	64,198,019	191,616,886	314,922,102

Liabilities
Payable for Fund shares redeemed	—	541,265	54,295	18,608	763,452
Payable for investment securities purchased	—	535,205	—	5,186,214	3,697,399
Payable to Adviser (Note 6)	—	119,013	18,073	36,549	73,033
Accrued shareholder servicing fees (Note 6)	1,439	92,341	7,397	25,768	52,039
Payable to third party administrator (Note 6)	3,722	21,388	5,137	8,021	11,264
Accrued chief compliance officer fees (Note 6)	833	833	833	833	833
Other accrued expenses	16,152	39,161	17,641	22,439	27,159
Total liabilities	22,146	1,349,206	103,376	5,298,432	4,625,179
Net Assets	$14,852,769	$711,623,137	$64,094,643	$186,318,454	$310,296,923

Net Assets Consists of
Paid-in capital	$15,887,186	$809,500,718	$76,754,086	$222,279,519	$373,164,492
Accumulated earnings (accumulated deficit)	(1,034,417)	(97,877,581)	(12,659,443)	(35,961,065)	(62,867,569)
Net Assets	$14,852,769	$711,623,137	$64,094,643	$186,318,454	$310,296,923

Net Assets
Retail	$1,371,702	$280,308,997	$20,220,539	$11,737,386	$95,599,489
Institutional	$13,481,067	$431,314,140	$43,874,104	$174,581,068	$214,697,434
Shares of Beneficial Interest Outstanding
Retail	134,933	29,706,451	2,285,179	1,224,999	9,319,175
Institutional	1,324,743	46,232,534	5,025,685	18,219,131	20,838,949
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Retail	$10.17	$9.44	$8.85	$9.58	$10.26
Institutional	$10.18	$9.33	$8.73	$9.58	$10.30

See Notes to Financial Statements.
54	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	Barrett Growth Fund	Barrett Opportunity Fund
Assets
Investments, at cost	$5,959,714	$2,606,953
Investments, at value	$24,635,984	$22,217,505
Cash equivalents (Note 2)	120,151	248,183
Receivable for Fund shares sold	409	—
Due from Adviser (Note 6)	2,269	—
Dividends and interest receivable	7,544	7,201
Other assets	11,803	30,679
Total assets	24,778,160	22,503,568

Liabilities
Payable for Fund shares redeemed	—	1,077
Payable to Adviser (Note 6)	—	4,285
Accrued shareholder servicing fees (Note 6)	288	8,311
Payable to third party administrator (Note 6)	6,701	8,883
Accrued chief compliance officer fees (Note 6)	833	833
Other accrued expenses	10,484	8,496
Total liabilities	18,306	31,885
Net Assets	$24,759,854	$22,471,683

Net Assets Consists of
Paid-in capital	$1,927,813	$(4,599,293)
Accumulated earnings (accumulated deficit)	22,832,041	27,070,976
Net Assets	$24,759,854	$22,471,683

Net Assets	$24,759,854	$22,471,683
Shares of Beneficial Interest Outstanding	863,317	1,491,317
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)	$28.68	$15.07

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	55

Segall Bryant & Hamill Funds	Statements of Operations
For the Six Months Ended June 30, 2025 (Unaudited)

	Segall Bryant & Hamill Small Cap Value Fund	Segall Bryant & Hamill Small Cap Growth Fund	Segall Bryant & Hamill Small Cap Core Fund	Segall Bryant & Hamill All Cap Fund
Investment Income
Dividends	$3,095,845	$548,987	$374,997	$429,519
Interest	136,067	151,081	108,693	36,021
Foreign taxes withheld	(2,275)	—	(1,667)	(14,315)
Tax reclaims received	—	—	1,555	3,698
Total income	3,229,637	700,068	483,578	454,923

Expenses
Investment advisory fees (Note 6)	1,720,389	789,845	321,284	308,372
Shareholder servicing fees (Note 6)
Retail Class	9,000	36,864	604	648
Institutional Class	134,146	95,541	19,895	42,125
Administrative fees (Note 6)	75,281	46,498	21,272	23,606
Registration and filing fees	24,048	21,229	20,540	20,147
Custodian fees	8,507	6,361	7,348	6,657
Trustee fees and expenses	30,137	19,785	9,484	10,341
Transfer agent fees (Note 6)	13,351	13,488	11,809	12,013
Independent pricing service fees	834	843	891	593
Audit and tax preparation fees	9,965	7,360	7,253	8,763
Shareholder reporting expenses	16,953	13,036	3,078	5,341
Insurance expense	13,150	7,082	2,245	3,152
Chief compliance officer fees (Note 6)	5,056	5,056	5,056	5,056
Legal fees	14,028	8,155	2,718	3,196
Borrowing costs	—	—	—	425
Other	27,393	18,846	7,113	8,986
Total expenses before waivers/reimbursements	2,102,238	1,089,989	440,590	459,421
Expenses waived/reimbursed by Adviser	(4,434)	—	(42,397)	(59,936)
Net expenses	2,097,804	1,089,989	398,193	399,485
Net Investment Income (Loss)	1,131,833	(389,921)	85,385	55,438

Realized and Unrealized Gains (Losses)
Net realized gains (losses) on:
Investments	21,332,562	8,302,804	2,055,190	10,304,383
Foreign currency	—	—	40	213
	21,332,562	8,302,804	2,055,230	10,304,596
Change in unrealized net appreciation/depreciation on:
Investments	(38,817,404)	(15,045,210)	(4,373,939)	(8,259,319)
Translation of assets and liabilities denoted in foreign currencies	—	—	4	—
	(38,817,404)	(15,045,210)	(4,373,935)	(8,259,319)
Net realized and unrealized gains (losses)	(17,484,842)	(6,742,406)	(2,318,705)	2,045,277
Net Increase (Decrease) in Net Assets Resulting From Operations	$(16,353,009)	$(7,132,327)	$(2,233,320)	$2,100,715

See Notes to Financial Statements.
56	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Statements of Operations
For the Six Months Ended June 30, 2025 (Unaudited)

	Segall Bryant & Hamill Emerging Markets Fund	Segall Bryant & Hamill International Small Cap Fund	Segall Bryant & Hamill International Equity Fund	Segall Bryant & Hamill Global All Cap Fund
Investment Income
Dividends	$1,597,624	$2,311,127	$98,446	$255,879
Interest	1,461	3,797	923	11,673
Foreign taxes withheld	(149,793)	(395,820)	(15,635)	(27,650)
Tax reclaims received	—	72,619	4,061	32,298
Total income	1,449,292	1,991,723	87,795	272,200

Expenses
Investment advisory fees (Note 6)	297,369	335,303	11,224	110,761
Shareholder servicing fees (Note 6)
Retail Class	3,403	4,511	4	16,227
Institutional Class	18,852	20,661	1,046	2,059
Administrative fees (Note 6)	19,221	20,480	9,308	14,206
Registration and filing fees	19,968	20,005	25,356	19,940
Custodian fees	88,106	41,598	35,680	8,540
Trustee fees and expenses	8,658	9,334	4,586	6,557
Transfer agent fees (Note 6)	11,925	11,824	10,674	16,508
Independent pricing service fees	33,136	21,020	24,161	1,830
Audit and tax preparation fees	15,524	13,729	12,929	7,223
Shareholder reporting expenses	4,042	3,782	3,041	5,939
Insurance expense	1,835	2,012	72	982
Chief compliance officer fees (Note 6)	5,056	5,056	5,056	5,056
Legal fees	2,312	2,667	107	826
Borrowing Costs	6,377	2,737	24	—
Reclaim fees	—	7,144	—	5,081
Other	43,765	27,909	24,934	10,251
Total expenses before waivers/reimbursements	579,549	549,772	168,202	231,986
Expenses waived/reimbursed by Adviser	(198,390)	(155,137)	(154,210)	(94,926)
Net expenses	381,159	394,635	13,992	137,060
Net Investment Income (Loss)	1,068,133	1,597,088	73,803	135,140

Realized and Unrealized Gains (Losses)
Net realized gains (losses) on:
Investments	986,056 (a)	4,427,214	107,641	1,209,103
Foreign currency	33,918	24,584	(319)	4,160
	1,019,974	4,451,798	107,322	1,213,263
Change in unrealized net appreciation/depreciation on:
Investments	8,435,678 (b)	12,353,186	517,651	1,118,126
Translation of assets and liabilities denoted in foreign currencies	(26,041)	78,781	(5,182)	11,770
	8,409,637	12,431,967	512,469	1,129,896
Net realized and unrealized gains (losses)	9,429,611	16,883,765	619,791	2,343,159
Net Increase (Decrease) in Net Assets Resulting From Operations	$10,497,744	$18,480,853	$693,594	$2,478,299

(a)	Net of foreign capital gains tax of $65,829.
(b)	Net change in deferred foreign capital gains tax of $116,656.

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	57

Segall Bryant & Hamill Funds	Statements of Operations
For the Six Months Ended June 30, 2025 (Unaudited)

	Segall Bryant & Hamill Short Term Plus Fund	Segall Bryant & Hamill Plus Bond Fund	Segall Bryant & Hamill Quality High Yield Fund
Investment Income
Interest	$380,320	$16,947,982	$1,633,253

Expenses
Investment advisory fees (Note 6)	18,598	1,269,898	146,352
Shareholder servicing fees (Note 6)
Retail Class	1,259	305,966	21,404
Institutional Class	5,987	201,382	17,864
Administrative fees (Note 6)	11,198	121,414	19,027
Registration and filing fees	17,996	30,991	21,192
Custodian fees	5,217	7,204	5,547
Trustee fees and expenses	5,302	48,917	8,444
Transfer agent fees (Note 6)	11,630	14,784	12,561
Independent pricing service fees	7,549	15,080	6,760
Audit and tax preparation fees	9,211	10,718	9,247
Shareholder reporting expenses	3,244	25,027	6,105
Insurance expense	450	21,625	1,900
Chief compliance officer fees (Note 6)	5,056	5,056	5,056
Legal fees	526	25,895	2,326
Borrowing Costs	20	2,258	—
Other	5,833	21,635	7,967
Total expenses before waivers/reimbursements	109,076	2,127,850	291,752
Expenses waived/reimbursed by Adviser	(78,712)	(468,339)	(48,769)
Net expenses	30,364	1,659,511	242,983
Net Investment Income (Loss)	349,956	15,288,471	1,390,270

Realized and Unrealized Gains (Losses)
Net realized gains (losses) on:
Investments	71,450	(8,823,216)	(253,031)

Change in unrealized net appreciation/depreciation on:
Investments	30,035	21,950,271	1,622,218

Net realized and unrealized gains (losses)	101,485	13,127,055	1,369,187
Net Increase (Decrease) in Net Assets Resulting From Operations	$451,441	$28,415,526	$2,759,457

See Notes to Financial Statements.
58	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Statements of Operations
For the Six Months Ended June 30, 2025 (Unaudited)

	Segall Bryant & Hamill Municipal Opportunities Fund	Segall Bryant & Hamill Colorado Tax Free Fund	Barrett Growth Fund	Barrett Opportunity Fund
Investment Income
Dividends	$—	$—	$116,588	$218,574
Interest	3,428,684	5,801,887	2,085	1,468
Total income	3,428,684	5,801,887	118,673	220,042

Expenses
Investment advisory fees (Note 6)	317,434	554,717	83,215	73,289
Shareholder servicing fees (Note 6)
Retail Class	14,091	104,727	23,044	1,128
Institutional Class	84,823	108,620	—	—
Administration fees (Note 6)	37,122	58,161	12,334	11,931
Registration and filing fees	23,824	15,023	13,818	13,011
Custodian fees	6,406	6,715	5,211	4,714
Trustees’ fees and expenses (Note 6)	15,765	24,067	5,987	5,778
Transfer agent fees (Note 6)	11,752	12,389	11,854	13,346
Independent pricing servicing fees	14,884	17,239	352	184
Audit and tax preparation fees	8,333	8,428	9,967	8,465
Shareholder reporting expenses	5,230	5,513	3,064	3,677
Insurance expense	5,140	9,036	576	1,902
Chief compliance officer fees (Note 6)	5,056	5,056	5,056	5,056
Legal fees	6,463	11,289	866	765
Reflow fees (Note 2)	—	—	1,864	—
Borrowing costs	148	—	1,182	2,726
Other	8,649	11,703	3,884	4,979
Total expenses before waivers/reimbursements	565,120	952,683	182,274	150,952
Expenses waived/reimbursed by Adviser	(102,445)	(91,672)	(55,650)	(39,383)
Net expenses	462,675	861,011	126,624	111,568
Net Investment Income (Loss)	2,966,009	4,940,876	(7,951)	108,474

Realized and Unrealized Gains (Losses)
Net realized gains (losses) on:
Investments	518,249	(3,423,912)	1,434,809	1,472,343
In-Kind redemptions (Note 2)	—	—	1,686,810	—
	518,249	(3,423,912)	3,121,619	1,472,343
Change in unrealized net appreciation/depreciation on:
Investments	(717,945)	(914,917)	(3,069,686)	(2,448,928)

Net realized and unrealized gains (losses)	(199,696)	(4,338,829)	51,933	(976,585)
Net Increase (Decrease) in Net Assets Resulting From Operations	$2,766,313	$602,047	$43,982	$(868,111)

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	59

Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Segall Bryant & Hamill Small Cap Value Fund		Segall Bryant & Hamill Small Cap Growth Fund		Segall Bryant & Hamill Small Cap Core Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations
Net investment income (loss)	$1,131,833	$5,770,298	$(389,921)	$(1,009,314)	$85,385	$198,023
Net realized gains (loss)	21,332,562	54,369,422	8,302,804	24,202,248	2,055,230	5,080,614
Change in unrealized net appreciation/depreciation	(38,817,404)	8,242,182	(15,045,210)	14,669,606	(4,373,935)	3,799,215
Net increase (decrease) in net assets resulting from operations	(16,353,009)	68,381,902	(7,132,327)	37,862,540	(2,233,320)	9,077,852

Distributions to Shareholders (Note 5)
From distributable earnings
Retail	—	(553,591)	—	—	—	(36,233)
Institutional	—	(27,986,053)	—	—	—	(4,468,266)
Net increase (decrease) in net assets from distributions to shareholders	—	(28,539,644)	—	—	—	(4,504,499)

Beneficial Interest Transactions (Note 4)
Shares sold
Retail	862,405	1,807,231	2,310,003	5,304,513	62,036	331,963
Institutional	13,727,838	81,641,712	17,065,902	37,119,262	11,715,423	6,252,080
Shares issued in reinvestment of distributions
Retail	—	524,651	—	—	—	34,035
Institutional	—	23,547,521	—	—	—	2,327,572
Cost of shares redeemed
Retail	(1,407,388)	(1,348,731)	(4,104,670)	(11,519,531)	(36,856)	(157,851)
Institutional	(107,452,673)	(282,879,053)	(19,362,191)	(47,537,245)	(1,506,011)	(2,754,175)
Net increase (decrease) resulting from beneficial interest transactions	(94,269,818)	(176,706,669)	(4,090,956)	(16,633,001)	10,234,592	6,033,624
Total net increase (decrease) in net assets	(110,622,827)	(136,864,411)	(11,223,283)	21,229,539	8,001,272	10,606,977

Net Assets
Beginning of period	506,301,967	643,166,378	261,544,401	240,314,862	84,914,098	74,307,121
End of period	$395,679,140	$506,301,967	$250,321,118	$261,544,401	$92,915,370	$84,914,098

See Notes to Financial Statements.
60	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Segall Bryant & Hamill All Cap Fund		Segall Bryant & Hamill Emerging Markets Fund		Segall Bryant & Hamill International Small Cap Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations
Net investment income (loss)	$55,438	$269,354	$1,068,133	$1,916,547	$1,597,088	$2,546,736
Net realized gains (loss)	10,304,596	22,517,746	1,019,974	3,115,517	4,451,798	12,284,950
Change in unrealized net appreciation/depreciation	(8,259,319)	(3,646,606)	8,409,637	2,083,789	12,431,967	(7,969,512)
Net increase (decrease) in net assets resulting from operations	2,100,715	19,140,494	10,497,744	7,115,853	18,480,853	6,862,174

Distributions to Shareholders (Note 5)
From distributable earnings
Retail	—	(229,214)	—	(163,090)	(30,185)	(413,606)
Institutional	—	(18,153,634)	—	(3,339,964)	(417,236)	(5,079,016)
From return of capital
Retail	—	—	—	(32,874)	—	—
Institutional	—	—	—	(673,225)	—	—
Net increase (decrease) in net assets from distributions to shareholders	—	(18,382,848)	—	(4,209,153)	(447,421)	(5,492,622)

Beneficial Interest Transactions (Note 4)
Shares sold
Retail	112,846	120,001	355,731	1,340,691	311,559	88,284
Institutional	1,338,686	3,267,573	1,373,993	10,399,243	1,930,274	2,317,726
Shares issued in reinvestment of distributions
Retail	—	216,620	—	195,707	29,253	401,251
Institutional	—	17,769,111	—	2,412,774	408,545	4,961,095
Cost of shares redeemed
Retail	(71,151)	(483,497)	(454,990)	(739,356)	(645,394)	(9,417,386)
Institutional	(14,087,061)	(42,704,845)	(3,305,242)	(2,927,605)	(3,442,985)	(45,259,034)
Net increase (decrease) resulting from beneficial interest transactions	(12,706,680)	(21,815,037)	(2,030,508)	10,681,454	(1,408,748)	(46,908,064)
Total net increase (decrease) in net assets	(10,605,965)	(21,057,391)	8,467,236	13,588,154	16,624,684	(45,538,512)

Net Assets
Beginning of period	104,338,578	125,395,969	65,077,979	51,489,825	69,126,924	114,665,436
End of period	$93,732,613	$104,338,578	$73,545,215	$65,077,979	$85,751,608	$69,126,924

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	61

Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Segall Bryant & Hamill International Equity Fund		Segall Bryant & Hamill Global All Cap Fund		Segall Bryant & Hamill Short Term Plus Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations
Net investment income (loss)	$73,803	$69,672	$135,140	$336,618	$349,956	$705,093
Net realized gains (loss)	107,322	72,278	1,213,263	1,656,426	71,450	(23,031)
Change in unrealized net appreciation/depreciation	512,469	(50,009)	1,129,896	3,117,564	30,035	177,784
Net increase (decrease) in net assets resulting from operations	693,594	91,941	2,478,299	5,110,608	451,441	859,846

Distributions to Shareholders (Note 5)
From distributable earnings
Retail	—	(196)	—	(1,667,206)	(36,030)	(93,426)
Institutional	—	(184,782)	—	(276,238)	(316,139)	(615,510)
Net increase (decrease) in net assets from distributions to shareholders	—	(184,978)	—	(1,943,444)	(352,169)	(708,936)

Beneficial Interest Transactions (Note 4)
Shares sold
Retail	—	—	37,769	896,853	203,422	111,834
Institutional	6,372,181	687,573	75,499	1,301,965	209,967	1,424,489
Shares issued in reinvestment of distributions
Retail	—	196	—	1,594,501	36,030	90,358
Institutional	—	177,593	—	276,184	300,634	578,179
Cost of shares redeemed
Retail	—	—	(1,739,290)	(3,076,137)	(675,179)	(1,756,892)
Institutional	(11)	(107,307)	(753,155)	(340,822)	(739,567)	(3,262,787)
Net increase (decrease) resulting from beneficial interest transactions	6,372,170	758,055	(2,379,177)	652,544	(664,693)	(2,814,819)
Total net increase (decrease) in net assets	7,065,764	665,018	99,122	3,819,708	(565,421)	(2,663,909)

Net Assets
Beginning of period	2,510,424	1,845,406	35,482,850	31,663,142	15,418,190	18,082,099
End of period	$9,576,188	$2,510,424	$35,581,972	$35,482,850	$14,852,769	$15,418,190

See Notes to Financial Statements.
62	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Segall Bryant & Hamill Plus Bond Fund		Segall Bryant & Hamill Quality High Yield Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations
Net investment income (loss)	$15,288,471	$30,389,811	$1,390,270	$2,880,987
Net realized gains (loss)	(8,823,216)	(17,255,142)	(253,031)	(934,590)
Change in unrealized net appreciation/depreciation	21,950,271	4,275,574	1,622,218	1,876,061
Net increase (decrease) in net assets resulting from operations	28,415,526	17,410,243	2,759,457	3,822,458

Distributions to Shareholders (Note 5)
From distributable earnings
Retail	(5,803,179)	(11,606,195)	(425,272)	(1,076,592)
Institutional	(9,734,766)	(19,423,436)	(984,649)	(1,871,718)
Net increase (decrease) in net assets from distributions to shareholders	(15,537,945)	(31,029,631)	(1,409,921)	(2,948,310)

Beneficial Interest Transactions (Note 4)
Shares sold
Retail	18,968,072	60,079,012	1,401,625	1,023,764
Institutional	37,791,521	143,826,498	4,578,730	8,051,751
Shares issued in reinvestment of distributions
Retail	5,743,081	11,481,221	404,930	1,033,923
Institutional	9,682,572	19,319,703	957,287	1,791,396
Cost of shares redeemed
Retail	(27,479,001)	(80,611,220)	(3,897,918)	(8,059,208)
Institutional	(90,314,173)	(122,005,928)	(6,413,580)	(8,863,171)
Net increase (decrease) resulting from beneficial interest transactions	(45,607,928)	32,089,286	(2,968,926)	(5,021,545)
Total net increase (decrease) in net assets	(32,730,347)	18,469,898	(1,619,390)	(4,147,397)

Net Assets
Beginning of period	744,353,484	725,883,586	65,714,033	69,861,430
End of period	$711,623,137	$744,353,484	$64,094,643	$65,714,033

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	63

Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Segall Bryant & Hamill Municipal Opportunities Fund		Segall Bryant & Hamill Colorado Tax Free Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations
Net investment income (loss)	$2,966,009	$6,329,615	$4,940,876	$10,465,762
Net realized gains (loss)	518,249	(224,135)	(3,423,912)	(3,593,107)
Change in unrealized net appreciation/depreciation	(717,945)	(584,066)	(914,917)	1,280,328
Net increase (decrease) in net assets resulting from operations	2,766,313	5,521,414	602,047	8,152,983

Distributions to Shareholders (Note 5)
From distributable earnings
Retail	(194,027)	(455,080)	(1,663,686)	(3,725,782)
Institutional	(2,941,947)	(6,193,921)	(3,772,568)	(8,060,846)
Net increase (decrease) in net assets from distributions to shareholders	(3,135,974)	(6,649,001)	(5,436,254)	(11,786,628)

Beneficial Interest Transactions (Note 4)
Shares sold
Retail	1,094,222	3,699,315	6,650,954	15,792,638
Institutional	30,385,183	50,983,102	35,580,092	57,121,055
Shares issued in reinvestment of distributions
Retail	162,116	370,491	1,614,665	3,630,796
Institutional	2,912,593	6,138,072	3,530,771	7,577,087
Cost of shares redeemed
Retail	(1,733,611)	(5,627,452)	(15,905,186)	(29,614,730)
Institutional	(29,902,129)	(43,813,784)	(41,822,840)	(79,975,816)
Net increase (decrease) resulting from beneficial interest transactions	2,918,374	11,749,744	(10,351,544)	(25,468,970)
Total net increase (decrease) in net assets	2,548,713	10,622,157	(15,185,751)	(29,102,615)

Net Assets
Beginning of period	183,769,741	173,147,584	325,482,674	354,585,289
End of period	$186,318,454	$183,769,741	$310,296,923	$325,482,674

See Notes to Financial Statements.
64	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Barrett Growth Fund		Barrett Opportunity Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations
Net investment income (loss)	$(7,951)	$(24,948)	$108,474	$288,684
Net realized gains (losses) on:
Investments	1,434,809	3,839,289	1,472,343	15,035,814
Net realized gains from in-kind redemptions (Note 2)	1,686,810	595,105	—	422,503
Change in unrealized net appreciation/depreciation	(3,069,686)	2,600,288	(2,448,928)	(8,922,108)
Net increase (decrease) in net assets resulting from operations	43,982	7,009,734	(868,111)	6,824,893

Distributions to Shareholders (Note 5)
From distributable earnings	—	(2,815,239)	—	(11,943,211)

Beneficial Interest Transactions (Note 4)
Shares sold	1,929,117	3,204,087	43,047	1,874,305
Shares issued in reinvestment of distributions	—	2,796,573	—	8,002,166
Cost of shares redeemed	(5,824,530)	(7,337,062)	(1,320,942)	(16,608,451)
Net increase (decrease) resulting from beneficial interest transactions	(3,895,413)	(1,336,402)	(1,277,895)	(6,731,980)
Total net increase (decrease) in net assets	(3,851,431)	2,858,093	(2,146,006)	(11,850,298)

Net Assets
Beginning of period	28,611,285	25,753,192	24,617,689	36,467,987
End of period	$24,759,854	$28,611,285	$22,471,683	$24,617,689

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	65

Segall Bryant & Hamill Small Cap Value Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of period	$14.85		$13.81	$12.50	$14.83	$13.34	$12.71
Income (loss) from investment operations:
Net investment income(a)	0.03		0.11	0.18	0.04	0.02	0.23
Net realized and unrealized gains (losses) on investments	(0.42)		1.77	1.30	(2.23)	2.15	0.53
Total from investment operations	(0.39)		1.88	1.48	(2.19)	2.17	0.76

Less dividends and distributions:
Distributions from net investment income	—		(0.15)	(0.17)	(0.01)	(0.01)	(0.04)
Distributions from net realized gains	—		(0.69)	—	(0.13)	(0.67)	(0.09)
Total distributions	—		(0.84)	(0.17)	(0.14)	(0.68)	(0.13)
Net asset value, end of period	$14.46		$14.85	$13.81	$12.50	$14.83	$13.34

Total Return	(2.63	)%(b)	13.33%	11.84%	(14.76)%	16.47%	6.14%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$9,446		$10,286	$8,649	$8,292	$9,414	$6,701

Ratio of expenses to average net assets
With fee waivers/reimbursements	1.14	%(c)	1.14%	1.09%	1.06%	1.04%	1.08%
Without fee waivers/reimbursements	1.24	%(c)	1.16%	1.09%	1.06%	1.04%	1.08%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.38	%(c)	0.78%	1.35%	0.34%	0.13%	1.93%
Without fee waivers/reimbursements	0.28	%(c)	0.77%	1.35%	0.34%	0.13%	1.93%
Portfolio turnover rate	14	%(b)	33%	35%	26%	32%	44%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.

See Notes to Financial Statements.
66	| www.cisbh.com/funds

Segall Bryant & Hamill Small Cap Value Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of period	$14.89		$13.83	$12.52	$14.85	$13.35	$12.71
Income (loss) from investment operations:
Net investment income(a)	0.04		0.15	0.19	0.06	0.03	0.10
Net realized and unrealized gains (losses) on investments	(0.42)		1.77	1.31	(2.23)	2.16	0.67
Total from investment operations	(0.38)		1.92	1.50	(2.17)	2.19	0.77

Less dividends and distributions:
Dividends from net investment income	—		(0.17)	(0.19)	(0.03)	(0.02)	(0.04)
Distributions from net realized gains	—		(0.69)	—	(0.13)	(0.67)	(0.09)
Total distributions	—		(0.86)	(0.19)	(0.16)	(0.69)	(0.13)
Net asset value, end of period	$14.51		$14.89	$13.83	$12.52	$14.85	$13.35

Total Return	(2.55	)%(b)	13.57%	11.95%	(14.65)%	16.62%	6.22%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$386,233		$496,015	$634,518	$580,777	$601,405	$415,747

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.97	%(c)	0.96%	0.96%	0.96%	0.97%	0.99%
Without fee waivers/reimbursements	0.97	%(c)	0.96%	0.96%	0.96%	0.97%	1.01%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.53	%(c)	1.05%	1.46%	0.46%	0.22%	0.89%
Without fee waivers/reimbursements	0.53	%(c)	1.05%	1.46%	0.46%	0.22%	0.87%
Portfolio turnover rate	14	%(b)	33%	35%	26%	32%	44%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	67

Segall Bryant & Hamill Small Cap Growth Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of period	$21.12		$18.27	$15.47	$22.95	$20.56	$13.04
Income (loss) from investment operations:
Net investment (loss)(a)	(0.05)		(0.11)	(0.07)	(0.11)	(0.17)	(0.08)
Net realized and unrealized gains (losses) on investments	(0.54)		2.96	2.87	(7.37)	2.56	7.60
Total from investment operations	(0.59)		2.85	2.80	(7.48)	2.39	7.52

Net asset value, end of period	$20.53		$21.12	$18.27	$15.47	$22.95	$20.56

Total Return	(2.79	)%(b)	15.60%	18.10%	(32.59)%	11.62%	57.67%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$31,108		$33,900	$35,209	$42,199	$53,652	$11,786

Ratio of expenses to average net assets
With fee waivers/reimbursements	1.06	%(c)	1.03%	1.04%	1.05%	1.03%	1.04%
Without fee waivers/reimbursements	1.06	%(c)	1.03%	1.04%	1.05%	1.03%	1.04%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	(0.48	)%(c)	(0.54)%	(0.41)%	(0.66)%	(0.74)%	(0.54)%
Without fee waivers/reimbursements	(0.48	)%(c)	(0.54)%	(0.41)%	(0.66)%	(0.74)%	(0.54)%
Portfolio turnover rate	21	%(b)	46%	36%	59%	35%	54%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.

See Notes to Financial Statements.
68	| www.cisbh.com/funds

Segall Bryant & Hamill Small Cap Growth Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of period	$21.75		$18.79	$15.88	$23.52	$21.04	$13.33
Income (loss) from investment operations:
Net investment (loss)(a)	(0.03)		(0.08)	(0.04)	(0.09)	(0.13)	(0.08)
Net realized and unrealized gains (losses) on investments	(0.56)		3.04	2.95	(7.55)	2.61	7.79
Total from investment operations	(0.59)		2.96	2.91	(7.64)	2.48	7.71

Net asset value, end of period	$21.16		$21.75	$18.79	$15.88	$23.52	$21.04

Total Return	(2.71	)%(b)	15.75%	18.32%	(32.48)%	11.79%	57.84%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$219,213		$227,644	$205,106	$142,024	$188,703	$110,018

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.87	%(c)	0.86%	0.87%	0.88%	0.87%	0.97%
Without fee waivers/reimbursements	0.87	%(c)	0.86%	0.87%	0.88%	0.87%	0.97%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	(0.30	)%(c)	(0.37)%	(0.23)%	(0.49)%	(0.59)%	(0.50)%
Without fee waivers/reimbursements	(0.30	)%(c)	(0.37)%	(0.23)%	(0.49)%	(0.59)%	(0.50)%
Portfolio turnover rate	21	%(b)	46%	36%	59%	35%	54%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	69

Segall Bryant & Hamill Small Cap Core Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of period	$12.54		$11.79		$10.76	$12.65	$12.26	$10.00
Income (loss) from investment operations:
Net investment income (loss)(a)	0.01		0.03		0.04	(0.02)	(0.07)	(0.03)
Net realized and unrealized gains (losses) on investments	(0.35)		1.41		1.41	(1.65)	2.82	2.29
Total from investment operations	(0.34)		1.44		1.45	(1.67)	2.75	2.26

Less dividends and distributions:
Dividends from net investment income	—		(0.03)		(0.03)	—	—	—
Distributions from net realized gains	—		(0.66)		(0.39)	(0.22)	(2.36)	—
Total distributions	—		(0.69)		(0.42)	(0.22)	(2.36)	—
Net asset value, end of period	$12.20		$12.54		$11.79	$10.76	$12.65	$12.26

Total Return	(2.71	)%(b)	11.88%		13.67%	(13.26)%	23.26%	22.60%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$759		$758		$520	$728	$1,663	$4,165

Ratio of expenses to average net assets
With fee waivers/reimbursements	1.10	%(c)(d)	1.02	%(d)	1.14%	1.14%	1.14%	1.14%
Without fee waivers/reimbursements	2.75	%(c)	2.25%		1.32%	1.36%	1.35%	1.26%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.10	%(c)	0.22%		0.36%	(0.19)%	(0.25)%	(0.26)%
Without fee waivers/reimbursements	(1.55	)%(c)	(1.01)%		0.18%	(0.40)%	(0.46)%	(0.38)%
Portfolio turnover rate	17	%(b)	40%		41%	44%	36%	74%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.
(d)	Ratio is less than the contractual expense limitation due to a voluntary waiver made by the Adviser (Note 6).

See Notes to Financial Statements.
70	| www.cisbh.com/funds

Segall Bryant & Hamill Small Cap Core Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of period	$12.62		$11.86	$10.81	$12.70	$12.28	$10.00
Income (loss) from investment operations:
Net investment income (loss)(a)	0.01		0.03	0.05	0.01	(0.02)	(0.00	)(b)
Net realized and unrealized gains (losses) on investments	(0.35)		1.42	1.44	(1.67)	2.80	2.28
Total from investment operations	(0.34)		1.45	1.49	(1.66)	2.78	2.28

Less dividends and distributions:
Dividends from net investment income	—		(0.03)	(0.05)	(0.01)	—	—
Distributions from net realized gains	—		(0.66)	(0.39)	(0.22)	(2.36)	—
Total distributions	—		(0.69)	(0.44)	(0.23)	(2.36)	—
Net asset value, end of period	$12.28		$12.62	$11.86	$10.81	$12.70	$12.28

Total Return	(2.69	)%(c)	11.91%	13.94%	(13.12)%	23.48%	22.80%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$92,156		$84,156	$73,787	$51,733	$50,460	$44,675

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.99	%(d)	0.99%	0.99%	0.99%	0.99%	0.99%
Without fee waivers/reimbursements	1.08	%(d)	1.08%	1.16%	1.13%	1.10%	1.27%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.21	%(d)	0.24%	0.49%	0.12%	(0.13)%	(0.05)%
Without fee waivers/reimbursements	0.12	%(d)	0.15%	0.32%	(0.02)%	(0.24)%	(0.33)%
Portfolio turnover rate	17	%(c)	40%	41%	44%	36%	74%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)	Total return and portfolio turnover are not annualized for periods less than one full year.
(d)	Annualized.

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	71

Segall Bryant & Hamill All Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of period	$19.50		$19.87		$18.22	$24.51	$21.15	$17.00
Income (loss) from investment operations:
Net investment income (loss)(a)	0.01		0.04		0.09	0.07	(0.01)	0.04
Net realized and unrealized gains (losses) on investments	0.47		3.49		2.50	(4.77)	6.16	4.39
Total from investment operations	0.48		3.53		2.59	(4.70)	6.15	4.43

Less dividends and distributions:
Dividends from net investment income	—		(0.05)		(0.10)	(0.07)	—	(0.03)
Distributions from net realized gains	—		(3.85)		(0.84)	(1.52)	(2.79)	(0.25)
Total distributions	—		(3.90)		(0.94)	(1.59)	(2.79)	(0.28)
Net asset value, end of period	$19.98		$19.50		$19.87	$18.22	$24.51	$21.15

Total Return	2.46	%(b)	16.85%		14.38%	(19.23)%	29.57%	26.08%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$1,348		$1,275		$1,442	$796	$974	$583

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.86	%(c)(d)	0.89	%(d)	0.92%	0.86%	0.83%	0.79	%(e)
Without fee waivers/reimbursements	2.06	%(c)	1.41%		0.92%	0.86%	0.83%	0.79	%(e)
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.11	%(c)	0.21%		0.46%	0.35%	(0.06)%	0.19%
Without fee waivers/reimbursements	(1.09	)%(c)	(0.31)%		0.46%	0.35%	(0.06)%	0.19%
Portfolio turnover rate	20	%(b)	27%		21%	32%	30%	38%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.
(d)	Ratio is less than the contractual expense limitation due to a voluntary waiver made by the Adviser (Note 6).
(e)	During the period there were no shareholder servicing fees expensed for the Retail Class. This may not be representative of long term results.

See Notes to Financial Statements.
72	| www.cisbh.com/funds

Segall Bryant & Hamill All Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of period	$19.53		$19.89	$18.23	$24.52	$21.16	$17.00
Income (loss) from investment operations:
Net investment income (loss)(a)	0.01		0.05	0.10	0.07	(0.02)	0.03
Net realized and unrealized gains (losses) on investments	0.47		3.49	2.51	(4.77)	6.17	4.41
Total from investment operations	0.48		3.54	2.61	(4.70)	6.15	4.44

Less dividends and distributions:
Dividends from net investment income	—		(0.05)	(0.11)	(0.07)	—	(0.03)
Distributions from net realized gains	—		(3.85)	(0.84)	(1.52)	(2.79)	(0.25)
Total distributions	—		(3.90)	(0.95)	(1.59)	(2.79)	(0.28)

Paid-in capital from redemption fees	—		—	—	—	—	—
Net asset value, end of period	$20.01		$19.53	$19.89	$18.23	$24.52	$21.16

Total Return	2.46	%(b)	16.89%	14.48%	(19.21)%	29.55%	26.18%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$92,384		$103,063	$123,954	$130,033	$186,459	$169,833

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.84	%(c)	0.84%	0.84%	0.84%	0.84%	0.84%
Without fee waivers/reimbursements	0.95	%(c)	0.92%	0.91%	0.89%	0.87%	0.92%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.12	%(c)	0.23%	0.53%	0.35%	(0.07)%	0.16%
Without fee waivers/reimbursements	0.01	%(c)	0.15%	0.45%	0.31%	(0.10)%	0.08%
Portfolio turnover rate	20	%(b)	27%	21%	32%	30%	38%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	73

Segall Bryant & Hamill Emerging Markets Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of period	$8.95		$8.38	$7.35	$9.12	$9.13	$8.67
Income (loss) from investment operations:
Net investment income(a)	0.14		0.27	0.25	0.30	0.26	0.14
Net realized and unrealized gains (losses) on investments	1.34		0.89	1.24	(1.77)	0.21	0.47
Total from investment operations	1.48		1.16	1.49	(1.47)	0.47	0.61

Less dividends and distributions:
Dividends from net investment income	—		(0.49)	(0.46)	(0.30)	(0.30)	(0.15)
Distributions from net realized gains	—		—	—	—	(0.18)	—
Return of capital	—		(0.10)	—	—	—	—
Total distributions	—		(0.59)	(0.46)	(0.30)	(0.48)	(0.15)
Net asset value, end of period	$10.43		$8.95	$8.38	$7.35	$9.12	$9.13

Total Return	16.54	%(b)	13.77%	20.35%	(16.17)%	5.22%	7.05%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$3,528		$3,131	$2,200	$1,952	$3,224	$2,954

Ratio of expenses to average net assets
With fee waivers/reimbursements	1.30	%(c)(d)	1.38%	1.38%	1.38%	1.38%	1.38%
Without fee waivers/reimbursements	2.24	%(c)	2.17%	2.10%	2.05%	1.86%	2.36%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.03	%(c)	2.83%	3.23%	3.67%	2.65%	1.80%
Without fee waivers/reimbursements	2.08	%(c)	2.05%	2.51%	3.00%	2.17%	0.82%
Portfolio turnover rate	38	%(b)	88%	85%	88%	91%	91%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.
(d)	Contractual expense limitation agreement changed from 1.38% to 1.14% effective May 1, 2025.

See Notes to Financial Statements.
74	| www.cisbh.com/funds

Segall Bryant & Hamill Emerging Markets Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of period	$8.98		$8.41	$7.37	$9.15	$9.15	$8.69
Income (loss) from investment operations:
Net investment income(a)	0.15		0.29	0.27	0.32	0.28	0.15
Net realized and unrealized gains (losses) on investments	1.34		0.88	1.24	(1.79)	0.21	0.47
Total from investment operations	1.49		1.17	1.51	(1.47)	0.49	0.62

Less dividends and distributions:
Dividends from net investment income	—		(0.49)	(0.47)	(0.31)	(0.31)	(0.16)
Distributions from net realized gains	—		—	—	—	(0.18)	—
Return of capital	—		(0.11)	—	—	—	—
Total distributions	—		(0.60)	(0.47)	(0.31)	(0.49)	(0.16)
Net asset value, end of period	$10.47		$8.98	$8.41	$7.37	$9.15	$9.15

Total Return	16.59	%(b)	13.88%	20.60%	(16.08)%	5.49%	7.18%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$70,017		$61,947	$49,290	$38,646	$54,660	$45,058

Ratio of expenses to average net assets
With fee waivers/reimbursements	1.15	%(c)(d)	1.23%	1.23%	1.23%	1.23%	1.23%
Without fee waivers/reimbursements	1.76	%(c)	1.77%	1.95%	1.90%	1.69%	2.19%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.19	%(c)	3.09%	3.45%	3.98%	2.83%	1.93%
Without fee waivers/reimbursements	2.58	%(c)	2.55%	2.73%	3.31%	2.37%	0.97%
Portfolio turnover rate	38	%(b)	88%	85%	88%	91%	91%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.
(d)	Contractual expense limitation agreement changed from 1.23% to 0.99% effective May 1, 2025.

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	75

Segall Bryant & Hamill International Small Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of period	$10.63		$10.69		$9.58	$11.59	$10.83	$11.64
Income (loss) from investment operations:
Net investment income(a)	0.25		0.36		0.36	0.44	0.29	0.16
Net realized and unrealized gains (losses) on investments	2.62		0.46		1.25	(2.00)	1.09	(0.80)
Total from investment operations	2.87		0.82		1.61	(1.56)	1.38	(0.64)

Less dividends and distributions:
Dividends from net investment income	(0.06)		(0.88)		(0.50)	(0.45)	(0.62)	(0.17)
Net asset value, end of period	$13.44		$10.63		$10.69	$9.58	$11.59	$10.83

Total Return	27.05	%(b)	7.65%		17.09%	(13.31)%	12.97%	(5.51)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$6,307		$5,252		$13,682	$9,757	$47,301	$64,420

Ratio of expenses to average net assets
With fee waivers/reimbursements(c)	1.17	%(d)(e)	1.14	%(e)	1.25%	1.18%	1.18%	1.18%
Without fee waivers/reimbursements	1.76	%(d)	1.54%		1.50%	1.41%	1.36%	1.36%
Ratio of net investment income to average net assets
With fee waivers/reimbursements	4.20	%(d)	3.21%		3.65%	4.16%	2.37%	1.68%
Without fee waivers/reimbursements	3.61	%(d)	2.81%		3.40%	3.93%	2.19%	1.50%
Portfolio turnover rate	53	%(b)	102%		106%	105%	112%	106%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Includes 0.02%, 0.03%, and 0.07% of tax reclaim fees, which are excluded from the expense limitation agreement, for the periods ended June 30, 2025, December 31, 2024, and December 31, 2023, respectively.
(d)	Annualized.
(e)	Ratio is less than the contractual expense limitation due to a voluntary waiver made by the Adviser (Note 6).

See Notes to Financial Statements.
76	| www.cisbh.com/funds

Segall Bryant & Hamill International Small Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of period	$10.64		$10.70	$9.59	$11.61	$10.85	$11.65
Income (loss) from investment operations:
Net investment income(a)	0.26		0.35	0.36	0.46	0.31	0.19
Net realized and unrealized gains (losses) on investments	2.62		0.49	1.26	(2.02)	1.10	(0.82)
Total from investment operations	2.88		0.84	1.62	(1.56)	1.41	(0.63)

Less dividends and distributions:
Dividends from net investment income	(0.07)		(0.90)	(0.51)	(0.46)	(0.65)	(0.17)
Net asset value, end of period	$13.45		$10.64	$10.70	$9.59	$11.61	$10.85

Total Return	27.10	%(b)	7.77%	17.24%	(13.19)%	13.19%	(5.35)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$79,445		$63,875	$100,984	$86,473	$108,745	$119,113

Ratio of expenses to average net assets
With fee waivers/reimbursements(c)	1.05	%(d)	1.06%	1.10%	1.03%	1.03%	1.03%
Without fee waivers/reimbursements	1.47	%(d)	1.50%	1.36%	1.24%	1.13%	1.18%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	4.29	%(d)	3.07%	3.65%	4.52%	2.54%	2.00%
Without fee waivers/reimbursements	3.89	%(d)	2.67%	3.38%	4.31%	2.44%	1.85%
Portfolio turnover rate	53	%(b)	102%	106%	105%	112%	106%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Includes 0.02%, 0.03%, and 0.07% of tax reclaim fees, which are excluded from the expense limitation agreement, for the periods ended June 30, 2025, December 31, 2024, and December 31, 2023, respectively.
(d)	Annualized.

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	77

Segall Bryant & Hamill International Equity Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Period Ended December 31, 2023(a)
Net asset value, beginning of period	$10.19		$10.47	$10.00
Income (loss) from investment operations:
Net investment income(b)	0.26		0.28	0.01
Net realized and unrealized gains (losses) on investments	2.25		0.20	0.46
Total from investment operations	2.51		0.48	0.47

Less dividends and distributions:
Dividends from net investment income	—		(0.40)	—
Distributions from net realized gains	—		(0.36)	—
Total distributions	—		(0.76)	—
Net asset value, end of period	$12.70		$10.19	$10.47

Total Return	24.63	%(c)	4.49%	4.70	%(c)

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$3		$3	$3

Ratio of expenses to average net assets
With fee waivers/reimbursements	1.09	%(d)(e)	1.14%	1.14	%(d)
Without fee waivers/reimbursements	173.69	%(d)	409.75%	25.58	%(d)
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	4.65	%(d)	2.60%	1.42	%(d)
Without fee waivers/reimbursements	(167.95	)%(d)	(406.01)%	(23.02	)%(d)
Portfolio turnover rate	43	%(c)	111%	0	%(c)

(a)	Fund commenced operations December 8, 2023.
(b)	Calculated using the average shares method.
(c)	Total return and portfolio turnover are not annualized for periods less than one full year.
(d)	Annualized.
(e)	Contractual expense limitation agreement changed from 1.14% to 0.99% effective May 1, 2025.

See Notes to Financial Statements.
78	| www.cisbh.com/funds

Segall Bryant & Hamill International Equity Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Period Ended December 31, 2023(a)
Net asset value, beginning of period	$10.18		$10.47	$10.00
Income (loss) from investment operations:
Net investment income(b)	0.28		0.31	0.02
Net realized and unrealized gains (losses) on investments	2.25		0.19	0.45
Total from investment operations	2.53		0.50	0.47

Less dividends and distributions:
Dividends from net investment income	—		(0.43)	—
Distributions from net realized gains	—		(0.36)	—
Total distributions	—		(0.79)	—
Net asset value, end of period	$12.71		$10.18	$10.47

Total Return	24.85	%(c)	4.58%	4.70	%(c)

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$9,573		$2,508	$1,843

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.93	%(d)(e)	0.99%	0.99	%(d)
Without fee waivers/reimbursements	11.02	%(d)	14.08%	46.95	%(d)
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	4.91	%(d)	2.81%	2.48	%(d)
Without fee waivers/reimbursements	(5.18	)%(d)	(10.28)%	(43.48	)%(d)
Portfolio turnover rate	43	%(c)	111%	0	%(c)

(a)	Fund commenced operations December 8, 2023.
(b)	Calculated using the average shares method.
(c)	Total return and portfolio turnover are not annualized for periods less than one full year.
(d)	Annualized.
(e)	Contractual expense limitation agreement changed from 0.99% to 0.84% effective May 1, 2025.

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	79

Segall Bryant & Hamill Global All Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020(a)
Net asset value, beginning of period	$11.36		$10.30		$8.77	$11.02	$9.32	$10.98
Income (loss) from investment operations:
Net investment income(b)	0.05		0.11		0.06	0.02	0.02	0.18
Net realized and unrealized gains (losses) on investments	0.79		1.60		1.83	(2.07)	2.36	0.08 (c)
Total from investment operations	0.84		1.71		1.89	(2.05)	2.38	0.26

Less dividends and distributions:
Dividends from net investment income	—		(0.11)		(0.07)	(0.03)	(0.04)	(0.18)
Distributions from net realized gains	—		(0.54)		(0.29)	(0.17)	(0.64)	(1.74)
Total distributions	—		(0.65)		(0.36)	(0.20)	(0.68)	(1.92)
Net asset value, end of period	$12.20		$11.36		$10.30	$8.77	$11.02	$9.32

Total Return	7.39	%(d)	16.28%		21.62%	(18.68)%	25.83%	2.95%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$30,956		$30,504		$28,273	$25,422	$33,821	$32,224

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.84	%(e)(f)(g)	0.82	%(g)	0.89%	0.89%	0.89%	0.89%
Without fee waivers/reimbursements	1.36	%(e)	1.29%		1.36%	1.29%	1.18%	1.29%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.79	%(e)	0.95%		0.68%	0.25%	0.16%	1.83%
Without fee waivers/reimbursements	0.27	%(e)	0.48%		0.21%	(0.14)%	(0.13)%	1.43%
Portfolio turnover rate	13	%(d)	25%		24%	31%	24%	132%

(a)	Prior to September 19, 2020 known as the Segall Bryant & Hamill Global Large Cap Fund.
(b)	Calculated using the average shares method.
(c)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting the net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the same period.
(d)	Total return and portfolio turnover are not annualized for periods less than one full year.
(e)	Annualized.
(f)	Includes 0.03% of tax reclaim fees, which are excluded from the expense limitation agreement.
(g)	Ratio is less than the contractual expense limitation due to a voluntary waiver made by the Adviser (Note 6).

See Notes to Financial Statements.
80	| www.cisbh.com/funds

Segall Bryant & Hamill Global All Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020(a)
Net asset value, beginning of period	$11.19		$10.15	$8.64	$10.86	$9.20	$10.86
Income (loss) from investment operations:
Net investment income(b)	0.05		0.12	0.08	0.03	0.03	0.18
Net realized and unrealized gains (losses) on investments	0.78		1.57	1.80	(2.04)	2.33	0.09 (c)
Total from investment operations	0.83		1.69	1.88	(2.01)	2.36	0.27

Less dividends and distributions:
Dividends from net investment income	—		(0.11)	(0.08)	(0.04)	(0.06)	(0.19)
Distributions from net realized gains	—		(0.54)	(0.29)	(0.17)	(0.64)	(1.74)
Total distributions	—		(0.65)	(0.37)	(0.21)	(0.70)	(1.93)
Net asset value, end of period	$12.02		$11.19	$10.15	$8.64	$10.86	$9.20

Total Return	7.42	%(d)	16.36%	21.87%	(18.55)%	25.94%	3.04%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$4,626		$4,979	$3,390	$1,692	$4,875	$3,373

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.77	%(e)(f)	0.74%	0.74%	0.74%	0.74%	0.74%
Without fee waivers/reimbursements	1.57	%(e)	1.42%	1.35%	1.27%	1.17%	1.20%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.82	%(e)	1.10%	0.81%	0.33%	0.29%	1.83%
Without fee waivers/reimbursements	0.05	%(e)	0.42%	0.21%	(0.20)%	(0.14)%	1.37%
Portfolio turnover rate	13	%(d)	25%	24%	31%	24%	132%

(a)	Prior to September 19, 2020 known as the Segall Bryant & Hamill Global Large Cap Fund.
(b)	Calculated using the average shares method.
(c)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting the net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the same period.
(d)	Total return and portfolio turnover are not annualized for periods less than one full year.
(e)	Annualized.
(f)	Includes 0.03% of tax reclaim fees, which are excluded from the expense limitation agreement.

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	81

Segall Bryant & Hamill Short Term Plus Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of period	$10.10		$10.01		$9.76	$10.05	$10.15	$10.11
Income (loss) from investment operations:
Net investment income(a)	0.23		0.41		0.23	0.07	0.05	0.12
Net realized and unrealized gains (losses) on investments	0.08		0.10		0.26	(0.28)	(0.08)	0.08
Total from investment operations	0.31		0.51		0.49	(0.21)	(0.03)	0.20

Less dividends and distributions:
Dividends from net investment income	(0.24)		(0.42)		(0.24)	(0.08)	(0.06)	(0.15)
Distributions from net realized gains	—		—		—	—	(0.01)	(0.01)
Total distributions	(0.24)		(0.42)		(0.24)	(0.08)	(0.07)	(0.16)
Net asset value, end of period	$10.17		$10.10		$10.01	$9.76	$10.05	$10.15

Total Return	3.06	%(b)	5.19%		5.09%	(2.07)%	(0.23)%	2.05%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$1,372		$1,797		$3,331	$3,828	$11,896	$2,989

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.48	%(c)(d)	0.47	%(d)	0.49%	0.49%	0.49%	0.49%
Without fee waivers/reimbursements	1.97	%(c)	1.58%		1.25%	0.86%	0.80%	1.18%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	4.64	%(c)	4.05%		2.36%	0.69%	0.45%	1.23%
Without fee waivers/reimbursements	3.15	%(c)	2.94%		1.65%	0.31%	0.14%	0.54%
Portfolio turnover rate	19	%(b)	58%		45%	22%	46%	47%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.
(d)	Ratio is less than the contractual expense limitation due to a voluntary waiver made by the Adviser (Note 6).

See Notes to Financial Statements.
82	| www.cisbh.com/funds

Segall Bryant & Hamill Short Term Plus Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of period	$10.11		$10.03	$9.78	$10.07	$10.16	$10.11
Income (loss) from investment operations:
Net investment income(a)	0.24		0.42	0.24	0.08	0.06	0.13
Net realized and unrealized gains (losses) on investments	0.07		0.09	0.26	(0.28)	(0.07)	0.09
Total from investment operations	0.31		0.51	0.50	(0.20)	(0.01)	0.22

Less dividends and distributions:
Dividends from net investment income	(0.24)		(0.43)	(0.25)	(0.09)	(0.07)	(0.16)
Distributions from net realized gains	—		—	—	—	(0.01)	(0.01)
Total distributions	(0.24)		(0.43)	(0.25)	(0.09)	(0.08)	(0.17)
Net asset value, end of period	$10.18		$10.11	$10.03	$9.78	$10.07	$10.16

Total Return	3.10	%(b)	5.17%	5.17%	(1.98)%	(0.05)%	2.18%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$13,481		$13,621	$14,751	$24,777	$40,054	$23,568

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.40	%(c)	0.40%	0.40%	0.40%	0.40%	0.40%
Without fee waivers/reimbursements	1.41	%(c)	1.27%	1.13%	0.74%	0.68%	1.03%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	4.73	%(c)	4.19%	2.38%	0.81%	0.55%	1.32%
Without fee waivers/reimbursements	3.72	%(c)	3.32%	1.65%	0.48%	0.27%	0.69%
Portfolio turnover rate	19	%(b)	58%	45%	22%	46%	47%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	83

Segall Bryant & Hamill Plus Bond Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of period	$9.27		$9.46	$9.14	$10.85	$11.25	$10.79
Income (loss) from investment operations:
Net investment income(a)	0.19		0.37	0.34	0.26	0.23	0.27
Net realized and unrealized gains (losses) on investments	0.17		(0.19)	0.33	(1.67)	(0.30)	0.64
Total from investment operations	0.36		0.18	0.67	(1.41)	(0.07)	0.91

Less dividends and distributions:
Dividends from net investment income	(0.19)		(0.37)	(0.35)	(0.30)	(0.26)	(0.30)
Distributions from net realized gains	—		—	—	—	(0.07)	(0.15)
Total distributions	(0.19)		(0.37)	(0.35)	(0.30)	(0.33)	(0.45)
Net asset value, end of period	$9.44		$9.27	$9.46	$9.14	$10.85	$11.25

Total Return	3.96	%(b)	1.99%	7.47%	(13.13)%	(0.58)%	8.49%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$280,309		$278,142	$292,517	$311,042	$466,063	$594,559

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.55	%(c)	0.55%	0.55%	0.55%	0.55%	0.55%
Without fee waivers/reimbursements	0.67	%(c)	0.66%	0.66%	0.67%	0.67%	0.68%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	4.13	%(c)	3.94%	3.69%	2.77%	2.10%	2.38%
Without fee waivers/reimbursements	4.01	%(c)	3.83%	3.58%	2.65%	1.98%	2.25%
Portfolio turnover rate	21	%(b)	36%	39%	26%	54%	59%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.

See Notes to Financial Statements.
84	| www.cisbh.com/funds

Segall Bryant & Hamill Plus Bond Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of period	$9.17		$9.36	$9.05	$10.74	$11.14	$10.69
Income (loss) from investment operations:
Net investment income(a)	0.20		0.38	0.35	0.28	0.25	0.28
Net realized and unrealized gains (losses) on investments	0.16		(0.18)	0.32	(1.66)	(0.30)	0.64
Total from investment operations	0.36		0.20	0.67	(1.38)	(0.05)	0.92

Less dividends and distributions:
Dividends from net investment income	(0.20)		(0.39)	(0.36)	(0.31)	(0.28)	(0.32)
Distributions from net realized gains	—		—	—	—	(0.07)	(0.15)
Total distributions	(0.20)		(0.39)	(0.36)	(0.31)	(0.35)	(0.47)
Net asset value, end of period	$9.33		$9.17	$9.36	$9.05	$10.74	$11.14

Total Return	3.97	%(b)	2.17%	7.59%	(12.95)%	(0.44)%	8.65%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$431,314		$466,211	$433,367	$369,601	$589,074	$525,992

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.40	%(c)	0.40%	0.40%	0.40%	0.40%	0.40%
Without fee waivers/reimbursements	0.54	%(c)	0.53%	0.53%	0.52%	0.51%	0.51%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	4.28	%(c)	4.09%	3.85%	2.91%	2.24%	2.53%
Without fee waivers/reimbursements	4.14	%(c)	3.96%	3.73%	2.79%	2.13%	2.42%
Portfolio turnover rate	21	%(b)	36%	39%	26%	54%	59%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	85

Segall Bryant & Hamill Quality High Yield Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of period	$8.66		$8.56	$7.98	$9.21	$9.24	$8.97
Income (loss) from investment operations:
Net investment income(a)	0.18		0.37	0.35	0.31	0.30	0.34
Net realized and unrealized gains (losses) on investments	0.19		0.09	0.59	(1.20)	(0.01)	0.29
Total from investment operations	0.37		0.46	0.94	(0.89)	0.29	0.63

Less dividends and distributions:
Dividends from net investment income	(0.18)		(0.36)	(0.36)	(0.34)	(0.32)	(0.36)
Net asset value, end of period	$8.85		$8.66	$8.56	$7.98	$9.21	$9.24

Total Return	4.34	%(b)	5.53%	12.16%	(9.75)%	3.14%	7.31%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$20,221		$21,881	$27,513	$27,855	$39,879	$42,227

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.85	%(c)	0.85%	0.85%	0.85%	0.85%	0.85%
Without fee waivers/reimbursements	1.00	%(c)	0.97%	0.94%	0.90%	0.88%	0.95%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	4.18	%(c)	4.15%	4.34%	3.82%	3.30%	3.84%
Without fee waivers/reimbursements	4.03	%(c)	4.03%	4.25%	3.77%	3.27%	3.74%
Portfolio turnover rate	19	%(b)	13%	9%	9%	25%	57%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.

See Notes to Financial Statements.
86	| www.cisbh.com/funds

Segall Bryant & Hamill Quality High Yield Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of period	$8.55		$8.45	$7.89	$9.10	$9.13	$8.87
Income (loss) from investment operations:
Net investment income(a)	0.18		0.37	0.36	0.33	0.32	0.35
Net realized and unrealized gains (losses) on investments	0.19		0.11	0.58	(1.19)	(0.02)	0.28
Total from investment operations	0.37		0.48	0.94	(0.86)	0.30	0.63

Less dividends and distributions:
Dividends from net investment income	(0.19)		(0.38)	(0.38)	(0.35)	(0.33)	(0.37)
Net asset value, end of period	$8.73		$8.55	$8.45	$7.89	$9.10	$9.13

Total Return	4.35	%(b)	5.76%	12.21%	(9.51)%	3.33%	7.40%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$43,874		$43,833	$42,349	$37,923	$62,127	$40,912

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.70	%(c)	0.70%	0.70%	0.70%	0.70%	0.70%
Without fee waivers/reimbursements	0.85	%(c)	0.83%	0.85%	0.79%	0.76%	0.82%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	4.33	%(c)	4.29%	4.48%	3.95%	3.43%	3.99%
Without fee waivers/reimbursements	4.18	%(c)	4.16%	4.34%	3.86%	3.37%	3.87%
Portfolio turnover rate	19	%(b)	13%	9%	9%	25%	57%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	87

Segall Bryant & Hamill Municipal Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of period	$9.61		$9.66		$9.50	$11.02	$11.01	$10.67
Income (loss) from investment operations:
Net investment income(a)	0.15		0.34		0.31	0.21	0.18	0.24
Net realized and unrealized gains (losses) on investments	(0.02)		(0.05)		0.18	(1.44)	0.12	0.44
Total from investment operations	0.13		0.29		0.49	(1.23)	0.30	0.68

Less dividends and distributions:
Dividends from net investment income	(0.16)		(0.34)		(0.33)	(0.29)	(0.27)	(0.30)
Distributions from net realized gains	—		—		—	—	(0.02)	(0.04)
Total distributions	(0.16)		(0.34)		(0.33)	(0.29)	(0.29)	(0.34)
Net asset value, end of period	$9.58		$9.61		$9.66	$9.50	$11.02	$11.01

Total Return	1.35	%(b)	3.05%		5.34%	(11.25)%	2.72%	6.54%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$11,737		$12,246		$13,886	$35,120	$42,056	$28,344

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.65	%(c)	0.60	%(d)	0.65%	0.65%	0.65%	0.65%
Without fee waivers/reimbursements	0.84	%(c)	0.75%		0.76%	0.73%	0.74%	0.80%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.15	%(c)	3.39%		3.24%	2.16%	1.64%	2.17%
Without fee waivers/reimbursements	2.96	%(c)	3.24%		3.13%	2.08%	1.55%	2.02%
Portfolio turnover rate	44	%(b)	95%		73%	173%	37%	101%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.
(d)	Ratio is less than the contractual expense limitation due to a voluntary waiver made by the Adviser (Note 6).

See Notes to Financial Statements.
88	| www.cisbh.com/funds

Segall Bryant & Hamill Municipal Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of period	$9.61		$9.67	$9.51	$11.03	$11.02	$10.68
Income (loss) from investment operations:
Net investment income(a)	0.16		0.35	0.32	0.23	0.19	0.25
Net realized and unrealized gains (losses) on investments	(0.02)		(0.06)	0.19	(1.45)	0.12	0.45
Total from investment operations	0.14		0.29	0.51	(1.22)	0.31	0.70

Less dividends and distributions:
Dividends from net investment income	(0.17)		(0.35)	(0.35)	(0.30)	(0.28)	(0.32)
Distributions from net realized gains	—		—	—	—	(0.02)	(0.04)
Total distributions	(0.17)		(0.35)	(0.35)	(0.30)	(0.30)	(0.36)
Net asset value, end of period	$9.58		$9.61	$9.67	$9.51	$11.03	$11.02

Total Return	1.42	%(b)	3.09%	5.50%	(11.11)%	2.87%	6.71%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$174,581		$171,523	$159,261	$176,685	$233,490	$145,819

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.50	%(c)	0.50%	0.50%	0.50%	0.50%	0.50%
Without fee waivers/reimbursements	0.61	%(c)	0.60%	0.60%	0.56%	0.57%	0.62%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.29	%(c)	3.48%	3.40%	2.31%	1.74%	2.32%
Without fee waivers/reimbursements	3.18	%(c)	3.38%	3.30%	2.24%	1.67%	2.20%
Portfolio turnover rate	44	%(b)	95%	73%	173%	37%	101%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	89

Segall Bryant & Hamill Colorado Tax Free Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of period	$10.42		$10.53		$10.35	$11.91	$11.95	$11.69
Income (loss) from investment operations:
Net investment income(a)	0.16		0.32		0.28	0.21	0.17	0.24
Net realized and unrealized gains (losses) on investments	(0.15)		(0.07)		0.23	(1.47)	0.05	0.34
Total from investment operations	0.01		0.25		0.51	(1.26)	0.22	0.58

Less dividends and distributions:
Dividends from net investment income	(0.17)		(0.36)		(0.33)	(0.30)	(0.26)	(0.32)
Net asset value, end of period	$10.26		$10.42		$10.53	$10.35	$11.91	$11.95

Total Return	0.12	%(b)	2.39%		5.02%	(10.64)%	1.87%	5.08%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$95,599		$104,794		$116,155	$143,558	$216,617	$205,285

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.64	%(c)(d)	0.63	%(d)	0.65%	0.65%	0.65%	0.65%
Without fee waivers/reimbursements	0.68	%(c)	0.66%		0.66%	0.68%	0.68%	0.70%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.04	%(c)	3.01%		2.69%	1.96%	1.44%	2.00%
Without fee waivers/reimbursements	3.00	%(c)	2.99%		2.68%	1.94%	1.41%	1.95%
Portfolio turnover rate	49	%(b)	45%		48%	64%	15%	71%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.
(d)	Ratio is less than the contractual expense limitation due to a voluntary waiver made by the Adviser (Note 6).

See Notes to Financial Statements.
90	| www.cisbh.com/funds

Segall Bryant & Hamill Colorado Tax Free Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of period	$10.46		$10.57	$10.39	$11.96	$12.00	$11.73
Income (loss) from investment operations:
Net investment income(a)	0.16		0.33	0.29	0.23	0.19	0.25
Net realized and unrealized gains (losses) on investments	(0.14)		(0.07)	0.23	(1.48)	0.05	0.36
Total from investment operations	0.02		0.26	0.52	(1.25)	0.24	0.61

Less dividends and distributions:
Dividends from net investment income	(0.18)		(0.37)	(0.34)	(0.32)	(0.28)	(0.34)
Net asset value, end of period	$10.30		$10.46	$10.57	$10.39	$11.96	$12.00

Total Return	0.18	%(b)	2.53%	5.16%	(10.55)%	2.01%	5.29%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$214,697		$220,688	$238,430	$251,981	$370,546	$289,774

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.50	%(c)	0.50%	0.50%	0.50%	0.50%	0.50%
Without fee waivers/reimbursements	0.57	%(c)	0.55%	0.54%	0.53%	0.52%	0.55%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.17	%(c)	3.13%	2.82%	2.12%	1.54%	2.15%
Without fee waivers/reimbursements	3.10	%(c)	3.08%	2.78%	2.09%	1.52%	2.10%
Portfolio turnover rate	49	%(b)	45%	48%	64%	15%	71%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	91

Barrett Growth Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Seven Months Ended December 31, 2023(a)		Year Ended May 31, 2023	Year Ended May 31, 2022	Year Ended May 31, 2021		Year Ended May 31, 2020
Net asset value, beginning of period	$28.61		$24.52	$21.50		$25.00	$30.29	$24.34		$20.81
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.01)		(0.03)	0.01		(0.03)	(0.11)	(0.10)		(0.05)
Net realized and unrealized gains (losses) on investments	0.08		7.10	3.75		0.72	(1.49)	7.99		4.15
Total from investment operations	0.07		7.07	3.76		0.69	(1.60)	7.89		4.10

Less dividends and distributions:
Distributions from net realized gains	—		(2.98)	(0.74)		(4.19)	(3.69)	(1.94)		(0.57)
Net asset value, end of period	$28.68		$28.61	$24.52		$21.50	$25.00	$30.29		$24.34

Total Return	0.24	%(c)	28.35%	17.59	%(c)	5.09%	(7.25)%	32.96%		19.82%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$24,760		$28,611	$25,753		$24,195	$25,364	$34,844		$30,565

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.99	%(d)	0.99%	1.14	%(d)(e)	1.17%	1.13%	1.24	%(f)	1.25%
Without fee waivers/reimbursements	1.43	%(d)	1.34%	2.05	%(d)	2.15%	1.76%	1.78%		1.81%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	(0.06	)%(d)	(0.09)%	0.06	%(d)	(0.14)%	(0.36)%	(0.35)%		(0.21)%
Without fee waivers/reimbursements	(0.50	)%(d)	(0.44)%	(0.85	)%(d)	(1.12)%	(0.99)%	(0.89)%		(0.77)%
Portfolio turnover rate(g)	4	%(c)	8%	1	%(c)	4%	5%	6%		20%

(a)	Fund changed fiscal year to December 31. Prior to November 20, 2023, the information is from the Predecessor Fund.
(b)	Calculated using the average shares method.
(c)	Total return and portfolio turnover are not annualized for periods less than one full year.
(d)	Annualized.
(e)	Contractual expense limitation changed from 1.00% (excluding 12b-1 fees) to an overall expense cap of 0.99% effective November 20, 2023.
(f)	Contractual expense limitation changed from 1.25% to 1.00% (excluding 12b-1 fees) effective April 30, 2021.
(g)	Portfolio turnover excludes redemptions in-kind, if any.

See Notes to Financial Statements.
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Barrett Opportunity Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Four Months Ended December 31, 2023(a)		Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net asset value, beginning of period	$15.61		$21.52	$25.98		$26.68	$29.92	$24.33	$25.77
Income (loss) from investment operations:
Net investment income (loss)(b)	0.07		0.21	0.05		0.19	0.15	0.21	0.29
Net realized and unrealized gains (losses) on investments	(0.61)		4.82	1.57		2.26	0.18	6.91	0.85
Total from investment operations	(0.54)		5.03	1.62		2.45	0.33	7.12	1.14

Less dividends and distributions:
Dividends from net investment income	—		(0.21)	(0.14)		(0.21)	(0.20)	(0.22)	(0.33)
Distributions from net realized gains	—		(10.73)	(5.94)		(2.94)	(3.37)	(1.31)	(2.25)
Total distributions	—		(10.94)	(6.08)		(3.15)	(3.57)	(1.53)	(2.58)
Net asset value, end of period	$15.07		$15.61	$21.52		$25.98	$26.68	$29.92	$24.33

Total Return	(3.46	)%(c)	22.65%	6.89	%(c)	10.35%	0.69%	30.65%	3.94%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$22,472		$24,618	$36,468		$43,923	$58,378	$64,040	$52,526

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.99	%(d)	0.99%	1.25	%(d)(e)	1.29%	1.18%	1.18%	1.25%
Without fee waivers/reimbursements	1.34	%(d)	1.26%	1.56	%(d)	1.29%	1.18%	1.18%	1.25%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.96	%(d)	0.92%	0.57	%(d)	0.74%	0.53%	0.75%	1.08%
Without fee waivers/reimbursements	0.61	%(d)	0.65%	0.26	%(d)	0.74%	0.53%	0.75%	1.08%
Portfolio turnover rate(f)	2	%(c)	0%	0	%(c)	4%	8%	3%	1%

(a)	Fund changed fiscal year to December 31. Prior to November 20, 2023, the information is from the Predecessor Fund.
(b)	Calculated using the average shares method.
(c)	Total return and portfolio turnover are not annualized for periods less than one full year.
(d)	Annualized.
(e)	Prior to November 20, 2023, there was no expense cap. Effective November 20, 2023, the expense cap was set at 0.99%.
(f)	Portfolio turnover excludes redemptions in-kind, if any.

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	93

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2025 (Unaudited)

1. ORGANIZATION

Segall Bryant & Hamill Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The list below shows the funds in the Trust (the “Funds”) as of the end of the period that are discussed in this report:

Segall Bryant & Hamill Small Cap Value Fund	Segall Bryant & Hamill Short Term Plus Fund
Segall Bryant & Hamill Small Cap Growth Fund	Segall Bryant & Hamill Plus Bond Fund
Segall Bryant & Hamill Small Cap Core Fund	Segall Bryant & Hamill Quality High Yield Fund
Segall Bryant & Hamill All Cap Fund	Segall Bryant & Hamill Municipal Opportunities Fund
Segall Bryant & Hamill Emerging Markets Fund	Segall Bryant & Hamill Colorado Tax Free Fund
Segall Bryant & Hamill International Small Cap Fund	Barrett Growth Fund
Segall Bryant & Hamill International Equity Fund	Barrett Opportunity Fund
Segall Bryant & Hamill Global All Cap Fund

Interests in the Funds are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust. All of the Funds offer Retail Class and Institutional Class Shares except Barrett Growth Fund and Barrett Opportunity Fund. Barrett Growth Fund and Barrett Opportunity Fund each only have one class. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

Each of the Segall Bryant & Hamill Small Cap Value Fund, Segall Bryant & Hamill Small Cap Growth Fund, Segall Bryant & Hamill Small Cap Core Fund, Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Small Cap Fund, Segall Bryant & Hamill International Equity Fund, Segall Bryant & Hamill Global All Cap, Barrett Growth Fund and Barrett Opportunity Fund seeks to achieve long-term capital appreciation. The Segall Bryant & Hamill Short Term Plus Fund seeks to provide current income and competitive total return. Each of the Segall Bryant & Hamill Plus Bond Fund and Segall Bryant & Hamill Quality High Yield Fund seeks to achieve long-term total rate of return consistent with preservation of capital. The Segall Bryant & Hamill Municipal Opportunities Fund seeks income exempt from Federal income taxes. The Segall Bryant & Hamill Colorado Tax Free Fund seeks income exempt from both federal and Colorado state personal income taxes.

The Funds (other than Segall Bryant & Hamill Colorado Tax Free Fund and Barrett Opportunity Fund, which are non-diversified) are classified as diversified for the purposes of the Investment Company Act of 1940, as amended (the “1940 Act”).

Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the Adviser. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM, using the information presented in the financial statements and financial highlights.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes. The following policies are in conformity with accounting principles generally accepted in the United States of America for investment companies, under Accounting Standards Codification Topic 946 – Financial Services – Investment Companies.

New Accounting Pronouncement – In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”): Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management is evaluating the impacts of these changes on the Funds’ financial statements.

Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities in the financial statements. The actual results could differ from those estimates.

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2025 (Unaudited)

Cash Equivalents – Each Fund subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight demand deposits with a branch of a pre-approved commercial bank. This fully automated program allows the Funds to earn interest on cash balances reflected as interest income on the statement of operations. As of June 30, 2025, the interest rate was 3.68%, and the cash equivalents balances reflected on the Statements of Assets and Liabilities represent the amounts participating in the BBH CMS.

Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the bid price.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ exchange or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. When an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value, the fair value of those securities are determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange.

Forward foreign currency contracts have a fair value determined by an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign currency exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE. As of June 30, 2025, the Funds did not hold any forward foreign currency contracts.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Fixed-income obligations, having a remaining maturity of greater than 60 days, are typically valued at the evaluated prices formulated by an independent pricing service.

The Adviser is the Funds’ valuation designee responsible for carrying out pricing and valuation duties in accordance with the Adviser’s Valuation Procedures (the “Procedures”) pursuant to Rule 2a-5 under 1940 Act.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by the valuation designee with procedures utilized by the valuation designee. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Securities Traded on Foreign Exchanges – All of the Funds, except the Segall Bryant & Hamill Colorado Tax Free Fund, may invest at least a portion of their assets in foreign securities. As of June 30, 2025, all Funds were primarily invested in securities traded on U.S. exchanges, except Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Small Cap Fund, Segall Bryant & Hamill International Equity Fund and Segall Bryant & Hamill Global All Cap Fund. In the event that a Fund executes a security transaction on a foreign exchange, the Fund will generally enter into a foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Federal Income Taxes – No provision for income taxes is included in the accompanying financial statements, as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

Financial Statements | June 30, 2025 |	95

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2025 (Unaudited)

As of and during the six months ended June 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended June 30, 2025, the Funds did not incur any interest or penalties.

When-Issued/Forward Commitment Securities – Each Fund may purchase or sell securities on a “when-issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. In accordance with SEC guidance, each Fund segregates liquid assets in an amount sufficient to satisfy the purchase price. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-U.S. securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

Common Expenses – Expenses of the Trust not attributable solely to one of the Funds are allocated among the Funds based on the relative net assets of each Fund or based on the nature of the expense and its relative applicability to each Fund.

Allocation Between Classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of that Fund.

Security Transactions and Related Investment Income – For financial reporting purposes, the Funds’ investment transactions and shareholder transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Non-cash dividends, if any, included in dividend income, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, net of reclaims, and foreign capital gains taxes, if any, have been recorded in accordance with the Funds’ understanding of the applicable country’s rules and tax rates. Interest income is accrued as earned. Discounts and premiums on fixed income securities are amortized using the effective interest method. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

Investments in Real Estate Investment Trusts (REITs) – With respect to each Fund, dividend income is recorded based on the income included in distributions received from its REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal six month end and may differ from the estimated amounts.

In-Kind Redemptions – Net capital gains or losses resulting from in-kind redemptions are excluded from the Fund’s taxable gains and are not distributed to shareholders. A redemption-in-kind is the process of making a distribution to shareholders through assets and cash rather than cash alone. During the six months ended June 30, 2025 the redemptions for securities redeemed in-kind were as follows:

Fund	Redemptions Redeemed at Fair Value	Recognized Realized Gains (reflected on the Statements of Operations)
Barrett Growth Fund	$1,797,994	$1,686,810

ReFlow transactions – Barrett Growth Fund and Barrett Opportunity Fund may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares and/or large cash distributions. In order to pay cash to shareholders who redeem their shares on a given day or for cash distributions, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions and/or cash distributions on a given day. ReFlow then either redeems those shares when the fund experiences net sales or redeems the shares in the form of in-kind redemptions. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 2.95% of the total net assets of any Fund. During the six months ended June 30, 2025, the Barrett Growth Fund paid $1,864 for the service.

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2025 (Unaudited)

3. CERTAIN INVESTMENTS AND ASSOCIATED RISKS

For information regarding the risks associated with investments in the Funds, see the Funds’ Prospectus and Statement of Additional

Information.

Country Risk – As of June 30, 2025, the Segall Bryant & Hamill Emerging Markets Fund invested a significant percentage of its assets in China; and the Segall Bryant & Hamill International Small Cap Fund and the Segall Bryant & Hamill International Equity Fund invested a significant percentage of their assets in Japan. Therefore, they may be more affected by economic developments and currency fluctuations in these countries.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds. As of June 30, 2025, the Segall Bryant & Hamill Emerging Markets Fund had investments in Russia and the Segall Bryant & Hamill International Equity Fund had one investment which is restricted due to partial ownership by Russian oligarchs. These investments are valued at zero.

4. SHARES OF BENEFICIAL INTEREST

On June 30, 2025, there was an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest were as follows:

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Segall Bryant & Hamill Small Cap Value Fund
Retail:
Shares Sold	62,945	127,068
Shares issued in Reinvestment of Distributions	—	33,559
Less Shares Redeemed	(102,320)	(94,293)
Net Increase (Decrease)	(39,375)	66,334
Institutional:
Shares Sold	978,166	5,486,873
Shares issued in Reinvestment of Distributions	—	1,502,976
Less Shares Redeemed	(7,671,695)	(19,549,645)
Net Increase (Decrease)	(6,693,529)	(12,559,796)

Segall Bryant & Hamill Small Cap Growth Fund
Retail:
Shares Sold	116,237	273,274
Less Shares Redeemed	(205,708)	(595,130)
Net Increase (Decrease)	(89,471)	(321,856)
Institutional:
Shares Sold	838,243	1,880,319
Less Shares Redeemed	(942,820)	(2,332,554)
Net Increase (Decrease)	(104,577)	(452,235)

Segall Bryant & Hamill Small Cap Core Fund
Retail:
Shares Sold	4,946	26,308
Shares issued in Reinvestment of Distributions	—	2,549
Less Shares Redeemed	(3,170)	(12,538)
Net Increase (Decrease)	1,776	16,319
Institutional:
Shares Sold	956,788	490,447
Shares issued in Reinvestment of Distributions	—	173,160
Less Shares Redeemed	(124,530)	(215,852)
Net Increase (Decrease)	832,258	447,755

Financial Statements | June 30, 2025 |	97

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2025 (Unaudited)

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Segall Bryant & Hamill All Cap Fund
Retail:
Shares Sold	5,755	5,289
Shares issued in Reinvestment of Distributions	—	10,578
Less Shares Redeemed	(3,662)	(23,071)
Net Increase (Decrease)	2,093	(7,204)
Institutional:
Shares Sold	68,900	150,093
Shares issued in Reinvestment of Distributions	—	866,008
Less Shares Redeemed	(729,297)	(1,970,875)
Net Increase (Decrease)	(660,397)	(954,774)

Segall Bryant & Hamill Emerging Markets Fund
Retail:
Shares Sold	37,599	143,319
Shares issued in Reinvestment of Distributions	—	21,721
Less Shares Redeemed	(49,107)	(77,589)
Net Increase (Decrease)	(11,508)	87,451
Institutional:
Shares Sold	143,871	1,092,050
Shares issued in Reinvestment of Distributions	—	266,900
Less Shares Redeemed	(355,142)	(321,205)
Net Increase (Decrease)	(211,271)	1,037,745

Segall Bryant & Hamill International Small Cap Fund
Retail:
Shares Sold	27,198	7,995
Shares issued in Reinvestment of Distributions	2,228	37,152
Less Shares Redeemed	(54,159)	(831,438)
Net Increase (Decrease)	(24,733)	(786,291)
Institutional:
Shares Sold	167,544	209,874
Shares issued in Reinvestment of Distributions	31,230	458,366
Less Shares Redeemed	(295,431)	(4,102,874)
Net Increase (Decrease)	(96,657)	(3,434,634)

Segall Bryant & Hamill International Equity Fund
Retail:
Shares issued in Reinvestment of Distributions	—	19
Net Increase (Decrease)	—	19
Institutional:
Shares Sold	506,846	63,383
Shares issued in Reinvestment of Distributions	—	16,875
Less Shares Redeemed	(1)	(10,042)
Net Increase (Decrease)	506,845	70,216

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2025 (Unaudited)

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Segall Bryant & Hamill Global All Cap Fund
Retail:
Shares Sold	3,334	78,758
Shares issued in Reinvestment of Distributions	—	133,596
Less Shares Redeemed	(151,119)	(271,775)
Net Increase (Decrease)	(147,785)	(59,421)
Institutional:
Shares Sold	6,965	117,419
Shares issued in Reinvestment of Distributions	—	23,480
Less Shares Redeemed	(67,025)	(30,000)
Net Increase (Decrease)	(60,060)	110,899

Segall Bryant & Hamill Short Term Plus Fund
Retail:
Shares Sold	20,061	11,103
Shares issued in Reinvestment of Distributions	3,557	8,979
Less Shares Redeemed	(66,566)	(174,813)
Net Increase (Decrease)	(42,948)	(154,731)
Institutional:
Shares Sold	20,667	141,515
Shares issued in Reinvestment of Distributions	29,659	57,347
Less Shares Redeemed	(72,922)	(322,833)
Net Increase (Decrease)	(22,596)	(123,971)

Segall Bryant & Hamill Plus Bond Fund
Retail:
Shares Sold	2,034,501	6,401,262
Shares issued in Reinvestment of Distributions	613,915	1,229,614
Less Shares Redeemed	(2,942,746)	(8,556,049)
Net Increase (Decrease)	(294,330)	(925,173)
Institutional:
Shares Sold	4,095,114	15,491,047
Shares issued in Reinvestment of Distributions	1,046,751	2,091,520
Less Shares Redeemed	(9,761,694)	(13,047,320)
Net Increase (Decrease)	(4,619,829)	4,535,247

Segall Bryant & Hamill Quality High Yield Fund
Retail:
Shares Sold	159,640	118,738
Shares issued in Reinvestment of Distributions	46,254	120,191
Less Shares Redeemed	(446,279)	(928,869)
Net Increase (Decrease)	(240,385)	(689,940)
Institutional:
Shares Sold	529,020	947,776
Shares issued in Reinvestment of Distributions	110,780	210,849
Less Shares Redeemed	(740,880)	(1,044,472)
Net Increase (Decrease)	(101,080)	114,153

Financial Statements | June 30, 2025 |	99

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2025 (Unaudited)

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Segall Bryant & Hamill Municipal Opportunities Fund
Retail:
Shares Sold	114,222	383,794
Shares issued in Reinvestment of Distributions	16,926	38,559
Less Shares Redeemed	(181,012)	(584,461)
Net Increase (Decrease)	(49,864)	(162,108)
Institutional:
Shares Sold	3,179,879	5,292,896
Shares issued in Reinvestment of Distributions	304,169	638,376
Less Shares Redeemed	(3,119,530)	(4,548,503)
Net Increase (Decrease)	364,518	1,382,769

Segall Bryant & Hamill Colorado Tax Free Fund
Retail:
Shares Sold	642,405	1,503,159
Shares issued in Reinvestment of Distributions	156,568	347,547
Less Shares Redeemed	(1,540,959)	(2,825,060)
Net Increase (Decrease)	(741,986)	(974,354)
Institutional:
Shares Sold	3,436,584	5,422,923
Shares issued in Reinvestment of Distributions	341,042	722,120
Less Shares Redeemed	(4,037,873)	(7,604,676)
Net Increase (Decrease)	(260,247)	(1,459,633)

Barrett Growth Fund
Retail:
Shares Sold	66,505	109,297
Shares issued in Reinvestment of Distributions	—	93,813
Less Shares Redeemed	(181,639)	(229,700)
Less Shares issued in In-Kind redemptions	(21,640)	(23,797)
Net Increase (Decrease)	(136,774)	(50,387)

Barrett Opportunity Fund
Retail:
Shares Sold	2,815	103,315
Shares issued in Reinvestment of Distributions	—	498,678
Less Shares Redeemed	(88,320)	(696,812)
Less Shares issued in In-Kind Redemptions	—	(23,216)
Net Increase (Decrease)	(85,505)	(118,035)

5. TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

Distributions – Distributions of net investment income, if any, are generally made annually for the Segall Bryant & Hamill Small Cap Value Fund, Segall Bryant & Hamill Small Cap Growth Fund, Segall Bryant & Hamill Small Cap Core Fund, Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Equity Fund, Segall Bryant & Hamill Global All Cap Fund, Barrett Growth Fund and Barrett Opportunity Fund; quarterly for Segall Bryant & Hamill International Small Cap Fund; and monthly for the Segall Bryant & Hamill Short Term Plus Fund, Segall Bryant & Hamill Plus Bond Fund, Segall Bryant & Hamill Quality High Yield Fund, Segall Bryant & Hamill Municipal Opportunities Fund and Segall Bryant & Hamill Colorado Tax Free Fund. Distributions of net realized capital gains, if any, are declared at least once each year for each of the Funds. Distributions to shareholders are recorded on the ex-dividend date.

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2025 (Unaudited)

The tax character of the distributions paid during the periods ended June 30, 2025 and December 31, 2024 were as follows:

Fund	Period Ended	Ordinary Income*	Long-Term Capital Gains	Tax-Exempt Income	Return of Capital
Segall Bryant & Hamill Small Cap Value Fund	6/30/2025	$—	$—	$—	$—
	12/31/2024	$4,986,405	$23,553,239	$—	$—
Segall Bryant & Hamill Small Cap Growth Fund	6/30/2025	$—	$—	$—	$—
	12/31/2024	$—	$—	$—	$—
Segall Bryant & Hamill Small Cap Core Fund	6/30/2025	$—	$—	$—	$—
	12/31/2024	$1,037,570	$3,466,929	$—	$—
Segall Bryant & Hamill All Cap Fund	6/30/2025	$—	$—	$—	$—
	12/31/2024	$269,326	$18,113,522	$—	$—
Segall Bryant & Hamill Emerging Markets Fund	6/30/2025	$—	$—	$—	$—
	12/31/2024	$3,503,054	$—	$—	$706,099
Segall Bryant & Hamill International Small Cap Fund	6/30/2025	$447,421	$—	$—	$—
	12/31/2024	$5,492,622	$—	$—	$—
Segall Bryant & Hamill International Equity Fund	6/30/2025	$—	$—	$—	$—
	12/31/2024	$161,065	$23,913	$—	$—
Segall Bryant & Hamill Global All Cap Fund	6/30/2025	$—	$—	$—	$—
	12/31/2024	$329,299	$1,614,145	$—	$—
Segall Bryant & Hamill Short Term Plus Fund	6/30/2025	$352,169	$—	$—	$—
	12/31/2024	$708,936	$—	$—	$—
Segall Bryant & Hamill Plus Bond Fund	6/30/2025	$15,537,945	$—	$—	$—
	12/31/2024	$31,029,631	$—	$—	$—
Segall Bryant & Hamill Quality High Yield Fund	6/30/2025	$1,409,921	$—	$—	$—
	12/31/2024	$2,948,310	$—	$—	$—
Segall Bryant & Hamill Municipal Opportunities Fund	6/30/2025	$3,135,974	$—	$—	$—
	12/31/2024	$2,099,444	$—	$4,549,557	$—
Segall Bryant & Hamill Colorado Tax Free Fund	6/30/2025	$5,436,254	$—	$—	$—
	12/31/2024	$1,610,958	$—	$10,175,670	$—
Barrett Growth Fund	6/30/2025	$—	$—	$—	$—
	12/31/2024	$—	$2,815,239	$—	$—
Barrett Opportunity Fund	6/30/2025	$—	$—	$—	$—
	12/31/2024	$334,053	$11,609,158	$—	$—

*	Ordinary income distributions for federal income tax purposes includes distributions from net investment income and short-term capital gains.

As of June 30, 2025 net unrealized appreciation (depreciation) on investments based on federal tax cost was as follows:

	Segall Bryant & Hamill Small Cap Value Fund	Segall Bryant & Hamill Small Cap Growth Fund	Segall Bryant & Hamill Small Cap Core Fund	Segall Bryant & Hamill All Cap Fund
Tax cost of portfolio investments	$341,619,268	$208,744,210	$71,198,652	$52,181,146
Gross unrealized appreciation	86,943,993	56,933,472	20,699,509	40,490,766
Gross unrealized depreciation	(38,238,609)	(21,897,400)	(5,168,588)	(426,135)
Net unrealized appreciation (depreciation) on portfolio investments	$48,705,384	$35,036,072	$15,530,921	$40,064,631

	Segall Bryant & Hamill Emerging Markets Fund	Segall Bryant & Hamill International Small Cap Fund	Segall Bryant & Hamill International Equity Fund	Segall Bryant & Hamill Global All Cap Fund
Tax cost of portfolio investments	$55,701,392	$65,837,091	$8,876,842	$22,678,732
Gross unrealized appreciation	20,779,312	21,120,647	624,175	12,550,470
Gross unrealized depreciation	(3,626,345)	(2,447,592)	(79,229)	(280,903)
Net unrealized appreciation (depreciation) on portfolio investments	$17,152,967	$18,673,055	$544,946	$12,269,567

Financial Statements | June 30, 2025 |	101

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2025 (Unaudited)

	Segall Bryant & Hamill Short Term Plus Bond Fund	Segall Bryant & Hamill Plus Bond Fund	Segall Bryant & Hamill Quality High Yield Fund	Segall Bryant & Hamill Municipal Opportunities Fund
Tax cost of portfolio investments	$14,224,987	$711,681,873	$63,572,204	$187,702,050
Gross unrealized appreciation	172,672	10,749,151	756,413	1,806,547
Gross unrealized depreciation	(22,913)	(34,325,783)	(2,136,295)	(5,476,033)
Net unrealized appreciation (depreciation) on portfolio investments	$149,759	$(23,576,632)	$(1,379,882)	$(3,669,486)

	Segall Bryant & Hamill Colorado Tax Free Fund	Barrett Growth Fund	Barrett Opportunity Fund
Tax cost of portfolio investments	$301,025,439	$5,959,714	$2,606,953
Gross unrealized appreciation	2,282,411	18,684,732	19,613,198
Gross unrealized depreciation	(10,402,084)	(8,462)	(2,646)
Net unrealized appreciation (depreciation) on portfolio investments	$(8,119,673)	$18,676,270	$19,610,552

The difference between book and tax basis cost of investments is attributable primarily to wash sales, passive foreign investment companies and tax treatment of certain other investments.

As of December 31, 2024 the components of distributable earnings (deficit) on a tax basis were as follows:

	Segall Bryant & Hamill Small Cap Value Fund	Segall Bryant & Hamill Small Cap Growth Fund	Segall Bryant & Hamill Small Cap Core Fund	Segall Bryant & Hamill All Cap Fund
Undistributed ordinary income	$6,590,547	$—	$360,430	$326,564
Undistributed long term capital gains	13,884,665	—	1,625,380	5,047,092
Accumulated capital and other losses	(12,410,190)	(49,117,372)	(3,576)	(10,268)
Net unrealized appreciation (depreciation) on investments	87,605,652	49,532,865	19,954,853	48,332,369
Total accumulated earnings (deficit)	$95,670,674	$415,493	$21,937,087	$53,695,757

	Segall Bryant & Hamill Emerging Markets Fund	Segall Bryant & Hamill International Small Cap Fund	Segall Bryant & Hamill International Equity Fund	Segall Bryant & Hamill Global All Cap Fund
Undistributed ordinary income	$—	$70,071	$—	$5,710
Undistributed long term capital gains	—	—	—	276,348
Accumulated capital and other losses	(2,932,118)	(76,736,701)	(32,069)	(27,355)
Net unrealized appreciation (depreciation) on investments	6,694,539	4,902,749	20,600	11,151,441
Net unrealized appreciation (depreciation) on foreign currency	(1,526)	(44,063)	(86)	(2,871)
Total accumulated earnings (deficit)	$3,760,895	$(71,807,944)	$(11,555)	$11,403,273

	Segall Bryant & Hamill Short Term Plus Fund	Segall Bryant & Hamill Plus Bond Fund	Segall Bryant & Hamill Quality High Yield Fund	Segall Bryant & Hamill Municipal Opportunities Fund
Undistributed tax-exempt income	$—	$—	$—	$14,146
Undistributed ordinary income	178	29,899	839	—
Accumulated capital and other losses	(1,191,560)	(65,294,075)	(10,796,879)	(31,979,440)
Net unrealized appreciation (depreciation) on investments	57,693	(45,490,986)	(3,212,939)	(3,626,110)
Total accumulated earnings (deficit)	$(1,133,689)	$(110,755,162)	$(14,008,979)	$(35,591,404)

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2025 (Unaudited)

	Segall Bryant & Hamill Colorado Tax Free Fund	Barrett Growth Fund	Barrett Opportunity Fund
Undistributed tax-exempt income	$13,298	$—	$—
Undistributed ordinary income	—	—	31,947
Undistributed long term capital gains	—	1,042,103	5,841,684
Accumulated capital and other losses	(48,408,220)	—	—
Net unrealized appreciation (depreciation) on investments	(9,638,440)	21,745,956	22,065,456
Total accumulated earnings (deficit)	$(58,033,362)	$22,788,059	$27,939,087

Included in accumulated capital and other losses are other Temporary Differences primarily related to deferred Trustee compensation.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to future tax years without expiration. As of December 31, 2024 the following amounts are available as carry forwards to offset net capital gains realized in future tax years:

Fund	Short-Term	Long-Term
Segall Bryant & Hamill Small Cap Value Fund*	$7,573,579	$4,735,323
Segall Bryant & Hamill Small Cap Growth Fund	45,438,794	3,630,233
Segall Bryant & Hamill Emerging Markets Fund	2,916,156	—
Segall Bryant & Hamill International Small Cap Fund	68,769,105	7,958,705
Segall Bryant & Hamill Short Term Plus Fund	449,633	739,707
Segall Bryant & Hamill Plus Bond Fund	12,489,922	52,502,760
Segall Bryant & Hamill Quality High Yield Fund	290,744	10,471,489
Segall Bryant & Hamill Municipal Opportunities Fund	15,887,443	16,076,645
Segall Bryant & Hamill Colorado Tax Free Fund	13,449,544	34,900,469

*	As a result of a prior year acquisition, all Segall Bryant & Hamill Small Cap Value Fund’s capital loss carryforward balances acquired in the acquisition are eligible to offset future capital gains, subject to IRC Section 382 of $242,622.

The Funds recharacterize distributions received from Real Estate Investment Trust (“REIT”) investments based on information provided by the REIT into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year.

As a result of several court cases in certain countries across the European Union (“EU”), some Funds may file European tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. If any such reclaims are received, they are reflected as tax reclaims received in the Statements of Operations, and related receivables, if any, are reflected within foreign tax reclaims receivable in the Statements of Assets and Liabilities. If the associated cash is received, the Funds will follow, for tax purposes, IRS guidance in Notice 2016-10 and reduce the current year foreign taxes paid by the amount of the refund. When uncertainty exists as to the ultimate resolution of these proceedings and the likelihood of receipt of these EU reclaims, no amounts are reflected in the financial statements.

6. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into an advisory agreement with the Adviser for all Funds. The advisory agreement has been approved by the Trust’s Board of Trustees.

Pursuant to its advisory agreement with the Trust, the Adviser is entitled to investment advisory fees, based on the average net assets of each Fund, computed daily and payable monthly as shown in the table below.

Fund
Segall Bryant & Hamill Small Cap Value Fund	0.80%
Segall Bryant & Hamill Small Cap Growth Fund	0.65%
Segall Bryant & Hamill Small Cap Core Fund	0.80%
Segall Bryant & Hamill All Cap Fund	0.65%
Segall Bryant & Hamill Emerging Markets Fund	0.90%

Financial Statements | June 30, 2025 |	103

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2025 (Unaudited)

Fund
Segall Bryant & Hamill International Small Cap Fund	0.90%
Segall Bryant & Hamill International Equity Fund	0.75%
Segall Bryant & Hamill Global All Cap Fund	0.65%
Segall Bryant & Hamill Short Term Plus Fund	0.25%
Segall Bryant & Hamill Plus Bond Fund	0.35%
Segall Bryant & Hamill Quality High Yield Fund	0.45%
Segall Bryant & Hamill Municipal Opportunities Fund	0.35%
Segall Bryant & Hamill Colorado Tax Free Fund	0.35%
Barrett Growth Fund	0.65%
Barrett Opportunity Fund	0.65%

Ultimus Fund Solutions LLC (“Ultimus”) and the Adviser serve as the Funds’ co-administrators (“Co-Administrators”). Ultimus and the Adviser are entitled to receive a total fee from each Fund for their administrative services computed daily and payable monthly based on the average net assets of the Trust. The Adviser receives a portion that is calculated based on 0.01% on the average daily net assets of the Trust.

The administrative fees are allocated to each Fund based upon the Fund’s relative proportion of the Trust’s net assets, subject to certain minimums, and are disclosed in the Statements of Operations. During the six months ended June 30, 2025, the Adviser and Ultimus received $118,918 and $382,140, respectively, for their services to the Funds.

Shareholder servicing agents provide non-distribution administrative and support services to their customers, which may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from the Funds on behalf of shareholders, forwarding communications from the Funds, providing sub-accounting with respect to Fund shares, and other similar services. The Retail Class of each Fund and shares of Barrett Growth Fund and Barrett Opportunity Fund, may pay a fee at an annual rate of up to 0.25% of its average daily net assets to shareholder servicing agents and the Institutional Class of each Fund may pay a fee at an annual rate of up to 0.10% of its average daily net assets to shareholder servicing agents. These fees are included in Shareholder Servicing Fees on the Statements of Operations.

The Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, redemption in-kind processing fees, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expense to average net assets as reported in each Fund’s Financial Highlights will be no more than the amounts as detailed below and are not subject to recapture in future periods:

Fund	Retail Class	Institutional Class	Adviser has agreed to waive until at least the date listed
Segall Bryant & Hamill Small Cap Value Fund	1.14%	0.99%	April 30,2026
Segall Bryant & Hamill Small Cap Growth Fund	1.14%	0.99%	April 30,2026
Segall Bryant & Hamill Small Cap Core Fund	1.14%	0.99%	April 30,2026
Segall Bryant & Hamill All Cap Fund	0.99%	0.84%	April 30,2026
Segall Bryant & Hamill Emerging Markets Fund	1.14%	0.99%	April 30,2026
Segall Bryant & Hamill International Small Cap Fund	1.18%	1.03%	April 30,2026
Segall Bryant & Hamill International Equity Fund	0.99%	0.84%	April 30,2026
Segall Bryant & Hamill Global All Cap Fund	0.89%	0.74%	April 30,2026
Segall Bryant & Hamill Short Term Plus Fund	0.49%	0.40%	April 30,2026
Segall Bryant & Hamill Plus Bond Fund	0.55%	0.40%	April 30,2026
Segall Bryant & Hamill Quality High Yield Fund	0.85%	0.70%	April 30,2026
Segall Bryant & Hamill Municipal Opportunities Fund	0.65%	0.50%	April 30,2026
Segall Bryant & Hamill Colorado Tax Free Fund	0.65%	0.50%	April 30,2026
Barrett Growth Fund	0.99%	—	April 30,2026
Barrett Opportunity Fund	0.99%	—	April 30,2026

The Adviser has agreed to voluntarily waive fees in certain classes as necessary so that waivers of common expenses are consistent between classes in the same Fund.

Ultimus, pursuant to a Transfer Agency Agreement, serves as Transfer Agent for each of the Funds. As Transfer Agent, Ultimus has, among other things, agreed to: (a) issue and redeem shares of the Funds; (b) make dividend and other distributions to shareholders of the Funds; (c) effect transfers of shares; (d) mail communications to shareholders of the Funds, including account statements, confirmations, and dividend

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2025 (Unaudited)

and distribution notices; (e) facilitate the electronic delivery of shareholder statements and reports and (f) maintain shareholder accounts. Under the Transfer Agency Agreement, Ultimus receives from the Trust an annual minimum fee per Fund, a fee based upon each shareholder account and is reimbursed for out-of-pocket expenses.

Certain officers of the Funds are also officers of the Adviser and Ultimus. All access persons of the Trust, as defined in the 1940 Act, and officers and employees of the Adviser, follow strict guidelines and policies on personal trading as outlined in the Trust’s and the Adviser’s respective Code of Ethics.

The Trust has appointed a Chief Compliance Officer who is an employee of the Adviser. The Trust agreed to have the Funds pay the portion of his compensation attributable for services rendered as the Trust’s Chief Compliance Officer.

The Trust has a Trustee Deferred Compensation Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees. Under the Deferral Plan, Trustee fees are paid and invested directly into shares of the Funds elected by the Trustees in the Deferral Plan. There is no future liability related to the balance in the Deferral Plan as such amounts are paid directly out of the respective capital accounts of the elected Funds. The amount paid to the Trustees under the Deferral Plan will be determined based upon the performance of the elected funds. The balance in the Deferral Plan as of June 30, 2025 is $1,023,799.

7. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuation measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

1)	Level 1 – Unadjusted Quoted Prices in active markets for identical investments

2)	Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

3)	Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of each Fund’s investments and other financial instruments (if any) and the inputs used to value the investments and other financial instruments as of June 30, 2025:

Segall Bryant & Hamill Small Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$390,324,652	$—	$—	$390,324,652
Total	$390,324,652	$—	$—	$390,324,652

Segall Bryant & Hamill Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$243,780,282	$—	$—	$243,780,282
Total	$243,780,282	$—	$—	$243,780,282

Segall Bryant & Hamill Small Cap Core Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$86,729,574	$—	$—	$86,729,574
Total	$86,729,574	$—	$—	$86,729,574

Segall Bryant & Hamill All Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$92,245,777	$—	$—	$92,245,777
Total	$92,245,777	$—	$—	$92,245,777

Financial Statements | June 30, 2025 |	105

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2025 (Unaudited)

Segall Bryant & Hamill Emerging Markets Fund	Level 1	Level 2		Level 3		Total
Common Stocks	$19,597,701	$52,870,246	(a)	$0	*	$72,467,947
Preferred Stocks	677,904	257,424	(a)	0	*	935,328
Warrants	575	—		—		575
Total	$20,276,180	$53,127,670		$0	*	$73,403,850

Segall Bryant & Hamill International Small Cap Fund	Level 1	Level 2		Level 3		Total
Common Stocks	$5,734,051	$77,874,056	(a)	$0	*	$83,608,107
Preferred Stocks	—	902,039		—		902,039
Total	$5,734,051	$78,776,095		$0	*	$84,510,146

Segall Bryant & Hamill International Equity Fund	Level 1	Level 2		Level 3		Total
Common Stocks	$733,648	$8,663,048	(a)	$0	*	$9,396,696
Preferred Stocks	—	25,092	(a)	—		25,092
Total	$733,648	$8,688,140		$0	*	$9,421,788

Segall Bryant & Hamill Global All Cap Fund	Level 1	Level 2		Level 3		Total
Common Stocks	$25,338,011	$9,610,288	(a)	$—		$34,948,299
Total	$25,338,011	$9,610,288		$—		$34,948,299

Segall Bryant & Hamill Short Term Plus Fund	Level 1	Level 2		Level 3		Total
Corporate Bonds	$—	$12,060,080		$—		$12,060,080
Municipal Bonds	—	29,782		—		29,782
Asset Backed Securities	—	955,276		—		955,276
U.S. Treasury Bonds & Notes	—	1,329,607		—		1,329,607
Total	$—	$14,374,745		$—		$14,374,745

Segall Bryant & Hamill Plus Bond Fund	Level 1	Level 2		Level 3		Total
Corporate Bonds	$—	$285,702,797		$—		$285,702,797
Municipal Bonds	—	14,139,703		—		14,139,703
Asset Backed Securities	—	19,665,536		—		19,665,536
Mortgage-Backed Securities Passthrough	—	228,717,132		—		228,717,132
Residential Mortgage-Backed Securities	—	295,039		—		295,039
U.S. Treasury Bonds & Notes	—	139,585,034		—		139,585,034
Total	$—	$688,105,241		$—		$688,105,241

Segall Bryant & Hamill Quality High Yield Fund	Level 1	Level 2		Level 3		Total
Corporate Bonds	$—	$62,192,321		$—		$62,192,321
Total	$—	$62,192,321		$—		$62,192,321

Segall Bryant & Hamill Municipal Opportunities Fund	Level 1	Level 2		Level 3		Total
Municipal Bonds	$—	$156,610,399		$—		$156,610,399
Corporate Bonds	—	8,194,524		—		8,194,524
U.S. Treasury Bills & Notes	—	19,227,641		—		19,227,641
Total	$—	$184,032,564		$—		$184,032,564

Segall Bryant & Hamill Colorado Tax Free Fund	Level 1	Level 2		Level 3		Total
Municipal Bonds	$—	$279,959,904		$—		$279,959,904
U.S. Treasury Bills & Notes	—	12,945,862		—		12,945,862
Total	$—	$292,905,766		$—		$292,905,766

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2025 (Unaudited)

Barrett Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$24,635,984	$—	$—	$24,635,984
Total	$24,635,984	$—	$—	$24,635,984

Barrett Opportunity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$22,217,505	$—	$—	$22,217,505
Total	$22,217,505	$—	$—	$22,217,505

(a)	With respect to foreign equity securities that are principally traded on a market outside the United States, the Adviser has approved the utilization of an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.
*	Includes securities that have been fair valued at $0.

During the six months ended June 30, 2025, Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Small Cap Fund and Segall Bryant & Hamill International Equity Fund held common stocks that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0, $0 and $0, respectively. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Funds in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia and restrictions on certain securities due to partial ownership by Russian oligarchs. As a result, management made the decision to value all Russian securities at zero.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair value measurements using significant other observable inputs (Level 2), the valuation designee utilizes an independent pricing service which utilizes evaluated pricing models that vary by asset class and incorporate available trade, bid and other market information, and for structured securities also incorporate cash flow and, when available, loan performance data. The independent pricing service’s evaluated pricing models apply available market information through processes such as benchmark curves, benchmarking of similar securities, and sector groupings. For certain securities, the independent pricing service uses model processes, such as the Option Adjusted Spread (benchmark driven) model, to assess interest rate impact and develop prepayment scenarios. With respect to trades and bids, the independent pricing service reviews the lot size to determine whether the information is representative of an orderly trading market. If the independent pricing service determines that trade or bid information is not consistent with other information available, the trade or bid will not be reflected in the evaluated price.

Corporate bonds, Municipal bonds and U.S. Treasury bonds & notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Forward foreign currency contracts are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services.

In the event the independent pricing service is unable to provide an evaluated price for a security or the valuation designee believes the price provided is not reliable, securities of the Funds may be valued in good faith as described above in Note 2. The valuation designee may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

Financial Statements | June 30, 2025 |	107

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2025 (Unaudited)

8. PURCHASES AND SALES OF INVESTMENTS

Investment transactions for the six months ended June 30, 2025 excluding in-kind redemptions (See Note 2), long-term U.S. government securities and short-term investments were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Segall Bryant & Hamill Small Cap Value Fund	$58,662,047	$145,493,707
Segall Bryant & Hamill Small Cap Growth Fund	50,950,098	52,575,213
Segall Bryant & Hamill Small Cap Core Fund	22,260,352	12,778,602
Segall Bryant & Hamill All Cap Fund	18,480,805	29,676,004
Segall Bryant & Hamill Emerging Markets Fund	25,139,255	27,143,191
Segall Bryant & Hamill International Small Cap Fund	39,370,180	39,931,170
Segall Bryant & Hamill International Equity Fund	7,949,427	1,627,024
Segall Bryant & Hamill Global All Cap Fund	4,263,012	6,187,807
Segall Bryant & Hamill Short Term Plus Fund	2,816,064	3,295,037
Segall Bryant & Hamill Plus Bond Fund	35,989,620	56,566,183
Segall Bryant & Hamill Quality High Yield Fund	11,967,954	14,609,618
Segall Bryant & Hamill Municipal Opportunities Fund	63,112,221	62,147,616
Segall Bryant & Hamill Colorado Tax Free Fund	129,615,457	139,007,663
Barrett Growth Fund	974,296	5,003,248
Barrett Opportunity Fund	452,228	1,671,456

Fund	Purchase of Long Term U.S. Government Obligations	Proceeds from Sales of Long Term U.S. Government Obligations
Segall Bryant & Hamill Short Term Plus Fund	$—	$334,968
Segall Bryant & Hamill Plus Bond Fund	113,261,308	143,080,289
Segall Bryant & Hamill Municipal Opportunities Fund	10,676,911	16,449,505
Segall Bryant & Hamill Colorado Tax Free Fund	9,975,938	11,015,469

9. BORROWING COSTS

From time to time, the Funds may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs the Funds will incur borrowing costs charged by the custodian. Borrowing costs for each Fund, if any, for the six months ended June 30, 2025 can be found on the Statements of Operations.

10. INDEMNIFICATIONS

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

11. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except as follows:

On August 12, 2025, MC Accelerate Co-Invest LP, an entity managed by Mubadala Capital Management UK LLP (“Mubadala Capital”), indirectly, via Accelerate Holdings Corp., acquired all the outstanding shares of CI Financial Corp. (“CI”), the parent company of the Adviser (the “Transaction”). CI will continue to operate with its current structure and management team and will be independent of Mubadala Capital’s other portfolio businesses. In addition, there are no plans to make any changes to the Funds resulting from the Transaction.

108	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2025 (Unaudited)

After the close of the fiscal period ended June 30, 2025, shareholders of the following Funds approved the new investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser, at the reconvened shareholder meetings indicated in the below table:

Fund	Approval Date
Segall Bryant & Hamill Colorado Tax Free Fund	July 31, 2025
Segall Bryant & Hamill Global All Cap Fund	July 31, 2025
Segall Bryant & Hamill Plus Bond Fund	July 31, 2025
Segall Bryant & Hamill Small Cap Core Fund	July 31, 2025
Segall Bryant & Hamill Small Cap Value Fund	July 31, 2025
Barrett Opportunity Fund	July 31, 2025
Segall Bryant & Hamill Quality High Yield Fund	August 8, 2025
Segall Bryant & Hamill All Cap Fund	August 15, 2025

For a discussion of the approvals that occurred during the fiscal period ended June 30, 2025, see the information contained in the “Additional Information – Proxy Disclosures” section of this report.

Financial Statements | June 30, 2025 |	109

Segall Bryant & Hamill Funds	Additional Information
June 30, 2025 (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Shareholder Meetings:

On May 30, 2025, Segall Bryant & Hamill Trust (the “Trust”) held a Special Meeting of shareholders of record as of April 7, 2025 (the “Shareholder Meeting”) of each series of the Trust (each a “Fund” and together, the “Funds”). The Shareholder Meeting was held for the purpose of approving a new investment advi\sory agreement by and between the Trust, on behalf of each Fund, and Segall Bryant & Hamill, LLC (the “Proposal”). The Meeting was adjourned until June 20, 2025 with respect to each Fund that had not reached quorum. The matter was voted on by the shareholders of record of each Fund that had reached quorum and the results of the vote are as follows:

Fund Name	Outstanding Shares (“O/S”)	Total Shares Voted	% of O/S Voted	For	%	Against	%	Abstain	%
Segall Bryant & Hamill (“SBH”) Emerging Markets Fund	7,054,811	4,312,930	61.13%	4,307,281	99.87%	3,923	0.09%	1,726	0.04%
SBH International Equity	258,338	159,681	61.81%	159,681	100%	0	0%	0	0%
SBH International Small Cap Fund	6,437,765	3,938,213	61.17%	3,938,100	100%	0	0%	0	0%
SBH Short Term Plus Fund	1,460,846	1,139,540	78.01%	1,139,540	100%	0	0%	0	0%
Barrett Growth Fund	911,721	560,079	61.46%	560,079	100%	0	0%	0	0%

The Shareholder Meeting was reconvened on June 20, 2025 at which time the Proposal was voted on by the shareholders of record of each remaining Fund as of the Record Date. The Shareholder Meeting was adjourned until July 11, 2025 with respect to each Fund that had not reached quorum. The matter was voted on by the shareholders of record of each Fund that had reached quorum and the results of the vote are as follows:

Fund Name	Outstanding Shares (“O/S”)	Total Shares Voted	% of O/S Voted	For	%	Against	%	Abstain	%
SBH Municipal Opportunities Fund	18,674,532	9,351,044	50.07%	9,025,125	96.51%	54,071	0.58%	271,848	2.91%
SBH Small Cap Growth Fund	11,929,464	6,001,178	50.31%	5,893,027	98.20%	37,354	0.62%	70,797	1.18%

Remuneration Paid to Directors, Officers and Others

Refer to the Statements of Operations included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At its meeting on February 12-13, 2025 (the “Meeting”), the Board of Trustees of the Trust (the “Board”) evaluated, among other things, the proposed acquisition of CI Financial Corp. (“CI Financial”) the parent company of Segall Bryant & Hamill, LLC (“SBH”) by Accelerate Holdings, a company ultimately controlled by Mubadala Capital (the “Transaction”)(Mubadala and Accelerate Holdings collectively, the “Acquiror”), and discussed whether approving the new Investment Advisory Agreement between SBH and the Trust on behalf of each series of the Trust (each a “Fund” and collectively the “Funds”) (the “New Agreement”) would be in the best interests of that Fund’s shareholders. At the Meeting and throughout the consideration process, the Board, including a majority of the Independent Trustees, was advised by its independent legal counsel.

In their consideration of the New Agreement for each Fund, the Board of Trustees and its counsel reviewed materials furnished by SBH and communicated with senior representatives of SBH and CI Financial, the parent company of SBH, being taken private as part of the Transaction, regarding the personnel and operations of the Acquiror. The Board of Trustees also reviewed the material terms of the New Agreement and considered the possible effects of the Transaction and New Agreement on each Fund and its shareholders.

During the Meeting, representatives of SBH and CI Financial indicated their belief that the Transaction would not adversely affect the continued operation of any Fund and described the ability of SBH to provide the same level of advisory services to any Fund before and after the consummation of the Transaction. Those representatives indicated that they believed that the Transaction may provide certain benefits to one or more Funds but also indicated that there could be no assurance as to any particular benefits that may result.

110	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Additional Information
June 30, 2025 (Unaudited)

In connection with the Board’s recommendation that shareholders of each Fund approve the New Agreement, the Board of Trustees considered, among others, the following factors, but without identifying any single factor as all-important or controlling:

(i)	the assurances from SBH and CI Financial that the manner in which each Fund’s assets are managed will not change in any material manner, that the personnel who currently manage each Fund’s assets will remain substantially the same after the Transaction, and that there is not expected to be any diminution in the nature, quality and extent of services provided to any Fund;

(ii)	the fact that the material terms of the New Agreement are the same in all material respects to the material terms of the current investment advisory agreement between SBH and the Trust on behalf of the Funds (the “Current Agreement”);

(iii)	the agreement by SBH to cause each Fund’s current contractual fee waiver/expense reimbursement arrangement to continue through at least April 30, 2027;

(iv)	the history, reputation, qualifications and background of SBH and its respective key personnel;

(v)	the fact that shareholders of each Fund will not bear any costs in connection with the Transaction, insofar as SBH has agreed to pay such expenses, including proxy solicitation expenses;

(vi)	other information provided by representatives of SBH and CI Financial regarding the anticipated impact of the Transaction, including with respect to the operational, administrative and compliance services expected to be provided to the Funds; and

(vii)	other factors described in greater detail below.

It was noted that the 1940 Act requires that the Board review the Funds’ advisory contracts and consider whether to approve them and, as required, to recommend that shareholders approve them. It was also noted that SBH informed the Trustees via email on November 26, 2024, which was the day following the public announcement, that CI Financial had entered into a definitive agreement with Accelerate to take CI Financial private.

In anticipation of the Board’s Meeting, and as part of the process to consider the New Agreement with respect to each Fund, legal counsel to the Independent Trustees requested certain information from SBH. In response to these requests, the Independent Trustees received reports from SBH and CI Financial that addressed specific factors to be considered by the Board of Trustees. The Trustees took into consideration the materials provided in connection with its annual review of the Funds’ Current Agreement in the fourth quarter of 2024, as supplemented by additional information provided in connection with the Meeting. The Board also received from counsel a memorandum regarding the Board’s responsibilities pertaining to the approval of advisory contracts in general, as well as with respect to the New Agreement.

As part of its evaluation, the Trustees received and considered information from SBH regarding the general plans and intentions regarding each Fund. The Board also inquired about the plans for, and anticipated roles and responsibilities of, the employees and officers of SBH in connection with the Transaction, including the anticipated senior management structure following the closing date of the Transaction. The Independent Trustees met to consider SBH’s and CI Financial’s recommendations in favor of recommending shareholder approval of the New Agreement with respect to each Fund. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that, in each case, either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to approve the New Agreement. Based on its evaluation, the Board unanimously concluded that the terms of the New Agreement were reasonable and fair and that its approval was in the best interests of each Fund and its shareholders.

In approving SBH to continue serving as investment adviser to the Funds and the fees charged under the New Agreement, the Board concluded that no single factor reviewed by the Board was identified by the Board to be determinative as the principal factor in whether to approve the continuation of the New Agreement with respect to each Fund. The following summary does not identify all the matters considered by the Board but provides a summary of the principal matters the Board considered.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided or to be provided to each Fund under the New Agreement. The Trustees reviewed, among other items, certain background materials supplied by SBH, including its Form ADV.

The Board reviewed and considered SBH’s investment advisory personnel, its history as an asset manager, its performance and the amount of assets currently under management by SBH, and reviewed the qualifications, backgrounds and responsibilities of the management teams to be primarily responsible for the day-to-day portfolio management of each Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also reviewed the research and decision-making processes utilized by SBH, including the methods adopted to seek to achieve compliance with the investment objectives, policies, and restrictions of each Fund. As part of that

Financial Statements | June 30, 2025 |	111

Segall Bryant & Hamill Funds	Additional Information
June 30, 2025 (Unaudited)

review, the Board noted that the Investment Review Committee reviews the performance of the Funds on a quarterly basis and the Board discussed with SBH the performance returns achieved over various time frames and the factors leading to that positive or negative, absolute and relative performance, as appropriate, including the approaches and techniques under consideration by SBH to seek to improve the performance of those underperforming Funds. The Board also reviewed accompanying compliance-related materials with respect to the Trust, and not a particular Fund, and noted that they received reports on these services and compliance issues from Trust officers and SBH periodically throughout the year. Taking into account the totality of the information considered, the Board concluded that the nature, extent, and quality of services to be rendered by SBH under the New Agreement were adequate.

Investment Advisory Fee Rate

The Board considered certain information provided regarding the gross investment advisory fee rate paid or to be paid by each Fund, including comparisons against the fee rates of funds in peer groups selected by an independent provider of investment company data. The Board noted that the gross investment advisory fee rate to be paid to SBH by each Fund under the New Agreement was lower than or within an acceptable range of its peer group median.

The Board noted the following information regarding each class of each Fund’s gross advisory fee quartile ranking relative to its peer group, where the first quartile includes the funds with the lowest advisory fees in the applicable peer group:

Fund	Class	Gross Advisory Fee	Peer Group Quartile
SBH All Cap Fund	Institutional	0.65%	2nd
	Retail	0.65%	2nd
SBH Colorado Tax Free Fund	Institutional	0.35%	1st
	Retail	0.35%	1st
SBH Emerging Markets Fund	Institutional	0.90%	3rd
	Retail	0.90%	3rd
SBH Global All Cap Fund	Institutional	0.65%	2nd
	Retail	0.65%	1st
SBH International Equity Fund	Institutional	0.75%	3rd
	Retail	0.75%	3rd
SBH International Small Cap Fund	Institutional	0.90%	2nd
	Retail	0.90%	1st
SBH Municipal Opportunities Fund	Institutional	0.35%	1st
	Retail	0.35%	1st
SBH Plus Bond Fund	Institutional	0.35%	2nd
	Retail	0.35%	2nd
SBH Quality High Yield Fund	Institutional	0.45%	2nd
	Retail	0.45%	2nd
SBH Short Term Plus Fund	Institutional	0.25%	1st
	Retail	0.25%	1st
SBH Small Cap Core Fund	Institutional	0.80%	2nd
	Retail	0.80%	2nd
SBH Small Cap Growth Fund	Institutional	0.65%	1st
	Retail	0.65%	1st
SBH Small Cap Value Fund	Institutional	0.80%	2nd
	Retail	0.80%	1st
Barrett Growth Fund	Retail	0.65%	1st
Barrett Opportunity Fund	Retail	0.65%	1st

Expense Ratios

The Board considered certain information provided regarding the total net expense ratio of each Fund, including comparisons against the net expense ratios of funds in peer groups selected by an independent provider of investment company data. The Board noted that the total net expense ratio for each Fund was lower than or near its peer group median, with the exception of the Emerging Markets Fund, which, as compared to its peer group, was in the fourth quartile for the institutional class and third quartile for the retail class, and the institutional class of the International Equity Fund, which was in the fourth quartile of its peer group.

112	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Additional Information
June 30, 2025 (Unaudited)

The Board noted the following information regarding each class of each Fund’s total net expense ratio quartile ranking relative to its peer group, where the first quartile includes the funds with the lowest total net expense ratios in the applicable peer group:

Fund	Class	Total Net Expense Ratio	Peer Group Quartile
SBH All Cap Fund	Institutional	0.84%	3rd
	Retail	0.92%	1st
SBH Colorado Tax Free Fund	Institutional	0.50%	1st
	Retail	0.65%	1st
SBH Emerging Markets Fund	Institutional	1.23%	4th
	Retail	1.38%	4th
SBH Global All Cap Fund	Institutional	0.74%	2nd
	Retail	0.89%	2nd
SBH International Equity Fund	Institutional	0.99%	4th
	Retail	1.14%	2nd
SBH International Small Cap Fund	Institutional	1.10%*	2nd
	Retail	1.25%*	1st
SBH Municipal Opportunities Fund	Institutional	0.50%	3rd
	Retail	0.65%	1st
SBH Plus Bond Fund	Institutional	0.40%	1st
	Retail	0.55%	1st
SBH Quality High Yield Fund	Institutional	0.70%	2nd
	Retail	0.85%	3rd
SBH Short Term Plus Fund	Institutional	0.40%	2nd
	Retail	0.49%	1st
SBH Small Cap Core Fund	Institutional	0.99%	2nd
	Retail	1.14%	1st
SBH Small Cap Growth Fund	Institutional	0.87%	1st
	Retail	1.04%	1st
SBH Small Cap Value Fund	Institutional	0.96%	3rd
	Retail	1.09%	1st
Barrett Growth Fund[1]	Retail	0.99%	1st
Barrett Opportunity Fund[2]	Retail	0.99%	2nd

*	Includes 0.07% of tax reclaim fees which are excluded from the expense limitation agreement.
1.	On November 20, 2023, the Barrett Growth Fund acquired all the assets and liabilities of the Barrett Growth Fund (the “Predecessor Growth Fund”), an unaffiliated registered investment company. The Predecessor Growth Fund was advised by Barrett Asset Management, LLC. Performance results shown for the periods prior to November 20, 2023 reflect the performance of the Predecessor Growth Fund.
2.	On November 20, 2023, the Barrett Opportunity Fund acquired all the assets and liabilities of the Barrett Opportunity Fund, Inc., (the “Predecessor Opportunity Fund”), an unaffiliated registered investment company. The Predecessor Opportunity Fund was advised by Barrett Asset Management, LLC. Performance results shown for the periods prior to November 20, 2023 reflect the performance of the Predecessor Opportunity Fund.

Investment Performance

The Board reviewed performance information provided in connection with the Board’s September 30 and October 1, 2024, meeting (the “October Meeting”) for each Fund for the one-, three-, five- and ten-year (as applicable), and since inception periods ended June 30, 2024. The review included a comparison of each Fund’s performance to the performance of a group of comparable funds selected by an independent provider of research data. The Board also considered each of SBH’s performance and reputation generally and its investment techniques, risk management controls and decision-making processes.

Financial Statements | June 30, 2025 |	113

Segall Bryant & Hamill Funds	Additional Information
June 30, 2025 (Unaudited)

The Board noted the following information regarding each class of each Fund’s average annual performance quartile ranking relative to its peer group for each applicable period, where the first quartile includes the Funds with the highest performance returns in the applicable peer group:

Peer Group Quartile
Fund	Class	One-Year	Three-Year	Five-Year	Ten-Year	Since Inception
SBH All Cap Fund	Institutional	3rd	4th	4th	3rd	4th
	Retail	3rd	4th	N/A	N/A	3rd
SBH Colorado Tax Free Fund	Institutional	1st	4th	2nd	N/A	1st
	Retail	1st	4th	2nd	2nd	2nd
SBH Emerging Markets Fund	Institutional	1st	1st	1st	1st	1st
	Retail	1st	1st	1st	1st	1st
SBH Global All Cap Fund	Institutional	2nd	2nd	3rd	2nd	2nd
	Retail	2nd	2nd	3rd	3rd	1st
SBH International Equity Fund	Institutional	2nd	N/A	N/A	N/A	2nd
	Retail	2nd	N/A	N/A	N/A	1st
SBH International Small Cap Fund	Institutional	2nd	2nd	4th	4th	4th
	Retail	2nd	3rd	4th	4th	4th
SBH Municipal Opportunities Fund	Institutional	2nd	4th	3rd	N/A	1st
	Retail	1st	4th	2nd	N/A	1st
SBH Plus Bond Fund	Institutional	2nd	1st	2nd	1st	2nd
	Retail	2nd	1st	1st	1st	3rd
SBH Quality High Yield Fund	Institutional	3rd	2nd	2nd	1st	4th
	Retail	3rd	2nd	3rd	1st	1st
SBH Short Term Plus Fund	Institutional	4th	1st	4th	N/A	4th
	Retail	4th	1st	3rd	N/A	3rd
SBH Small Cap Core Fund	Institutional	2nd	1st	N/A	N/A	1st
	Retail	2nd	1st	N/A	N/A	1st
SBH Small Cap Growth Fund	Institutional	3rd	3rd	2nd	2nd	2nd
	Retail	3rd	3rd	1st	1st	1st
SBH Small Cap Value Fund	Institutional	4th	4th	4th	3rd	3rd
	Retail	3rd	3rd	N/A	N/A	4th
Barrett Growth Fund	Retail	1st	1st	2nd	1st	4th
Barrett Opportunity Fund	Retail	2nd	1st	3rd	3rd	1st

Comparable Accounts

The Board received and considered certain information provided by SBH regarding fees charged and types of services provided to certain of its other clients utilizing strategies similar to those employed for the Funds. In particular, the Board received information regarding the typical fee rates and associated breakpoints used by SBH for its strategies.

The Board also noted the limitations of these comparisons given the differences in terms of strategy and processes but determined that, based on the information presented, the comparable account fee rates were not indicative of any unreasonableness with respect to the advisory fee rates to be paid by the Funds in question.

Adviser Profitability

The Board received a detailed actual and projected profitability analysis with respect to the Funds prepared by SBH based on the fees payable under the New Agreement. The Board was also provided with CI Financial’s audited financial information. The Board also considered SBH’s statements regarding its commitment to the Funds. The Board determined that SBH’s profitability and projected profitability in connection with its management of the Funds is not unreasonable.

Economies of Scale

The Board considered whether economies of scale in the provision of services to each Fund are being or will be passed along to the shareholders. The Board noted SBH’s statements indicating that it has experienced economies of scale in connection with its management of the Funds in light of the expense limitation agreements in effect for certain of the Funds. To the extent available, the Board concluded that the Funds could be expected to share in economies of scale realized by SBH if Fund assets were to increase and potential methods for sharing those economies of scale.

114	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Additional Information
June 30, 2025 (Unaudited)

Other Benefits

The Board also reviewed and considered any other benefits derived or to be derived by SBH from its relationship with each Fund, including soft dollar arrangements and publicity related to the Funds.

Conclusions

Taking into account the information considered by the Board at its meetings, the Trustees, including all of the Independent Trustees, concluded that:

●	The nature, extent and quality of services to be rendered by SBH under the New Agreement were adequate;

●	Taking into account the totality of the information presented, each Fund’s gross advisory fee rate was within an acceptable range of its peer group;

●	The total net expense ratios for each Fund were lower than or near their respective peer group medians, with the exception of the Emerging Markets Fund and the institutional class of the International Equity Fund, and, after considering the totality of the information presented by SBH regarding each Fund’s total net expense ratios, each Fund’s total net expense ratios were within an acceptable range of the peer group median;

●	Based on an evaluation of each Fund’s performance over the one-, three-, five-, and ten-year (as applicable) and since inception periods ended June 30, 2024, and on the additional information provided by SBH regarding the cause of the underperformance of certain Funds over certain periods relative to their respective peer group medians, the performance of each class of each Fund over one or more of such periods was within an acceptable range of its peer group median;

●	Bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to certain of SBH’s other clients employing strategies comparable to those of certain of the Funds, as applicable, were not indicative of any unreasonableness with respect to the advisory fee rates to be paid by each Fund; and

●	To the extent available, the Funds could be expected to share in economies of scale to be realized by SBH if Fund assets were to increase.

Based on its evaluation of the aforementioned considerations and taking into account the Transaction-specific factors enumerated above, the Board of Trustees unanimously voted to approve the New Agreement for each Fund, and to recommend to the shareholders of each Fund that they approve the New Agreement.

Board Consideration of the Interim Agreement

In approving the Interim Advisory Agreement between the Trust, on behalf of each Fund, and SBH (the “Interim Agreement”), which will become effective immediately upon the closing of the Transaction pending shareholder approval of the New Agreement, the Trustees, including the Independent Trustees, considered the following factors with respect to the Funds:

Compensation: The compensation to be received under the Interim Agreement is the same compensation as is being received under the Current Agreement; and

Scope and Quality of the Services: The scope and quality of services under the Interim Agreement are the same as those under the Current Agreement.

After further discussion and based upon all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Board unanimously determined that entering into the Interim Agreement was in the best interests of the applicable Fund and its shareholders.

Financial Statements | June 30, 2025 |	115

Segall Bryant & Hamill Trustees and Officers (as of August 14, 2025):

Janice M. Teague, Chair

Thomas J. Abood, Trustee

Kathryn A. Burns, Trustee

John A. DeTore, Trustee

Rick A. Pederson, Trustee

James A. Smith, Trustee

Lloyd “Chip” Voneiff, Trustee

Carolyn B. Goldhaber, President

Jasper R. Frontz, Chief Compliance Officer

Jennifer L. Leamer, Treasurer

Daniel Bauer, Asst. Treasurer

Maggie Bull, Secretary

FOR MORE INFORMATION ABOUT SEGALL BRYANT & HAMILL FUNDS, PLEASE CONTACT:

Segall Bryant & Hamill Funds   |  225 Pictoria Drive, Suite 450  |  Cincinnati, Ohio 45246

Individual Investors: (800) 392-2673  |  Financial Advisors: (800) 734-9738  |  www.cisbh.com/funds

This report has been prepared for Segall Bryant & Hamill Funds shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

Funds distributed by Ultimus Fund Distributors, LLC

Segall Bryant & Hamill Select Equity ETF

(Ticker Symbol: USSE)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

June 30, 2025

Financial Statements | June 30, 2025 |

Segall Bryant & Hamill Select Equity ETF	Statement of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.9%
Communication Services — 14.1%
Media & Entertainment — 14.1%
Alphabet, Inc. - Class C	108,979	$19,331,785
Meta Platforms, Inc. - Class A	24,101	17,788,707
		37,120,492
Consumer Discretionary — 5.3%
Consumer Discretionary Distribution & Retail — 5.3%
Amazon.com, Inc. (a)	63,867	14,011,781

Financials — 25.7%
Banks — 4.9%
JPMorgan Chase & Co.	44,128	12,793,149

Financial Services — 10.6%
Ares Management Corp. - Class A	59,598	10,322,374
Visa, Inc. - Class A	49,965	17,740,073
		28,062,447
Insurance — 10.2%
Globe Life, Inc.	109,185	13,570,603
Reinsurance Group of America, Inc.	66,780	13,246,481
		26,817,084
Industrials — 9.4%
Capital Goods — 9.4%
ATI, Inc. (a)	143,808	12,416,383
Quanta Services, Inc.	32,738	12,377,583
		24,793,966
Information Technology — 43.4%
Semiconductors & Semiconductor Equipment — 9.1%
Marvell Technology, Inc.	162,293	12,561,478
Monolithic Power Systems, Inc.	15,811	11,563,849
		24,125,327
Software & Services — 24.9%
Fair Isaac Corp. (a)	4,303	7,865,712
Intuit, Inc.	10,360	8,159,847
Microsoft Corp.	39,150	19,473,602
Palo Alto Networks, Inc. (a)	51,885	10,617,746
SAP S.E. ADR (Germany)	27,171	8,262,701
ServiceNow, Inc. (a)	10,837	11,141,303
		65,520,911
	Shares	Value
Information Technology (Continued)
Technology Hardware & Equipment — 9.4%
Apple, Inc.	70,317	$14,426,939
Motorola Solutions, Inc.	24,744	10,403,862
		24,830,801
Investments at Value — 97.9% (Cost $225,961,764)		$258,075,958

Other Assets in Excess of Liabilities — 2.1%		5,508,129

Net Assets — 100.0%		$263,584,087

(a)	Non-income producing security.

ADR -	American Depositary Receipt.
S.E. -	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of Segall Bryant & Hamill, LLC (the “Adviser”), the adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	1

Segall Bryant & Hamill Select Equity ETF	Statement of Assets and Liabilities
June 30, 2025 (Unaudited)

Assets
Investments, at cost	$225,961,764
Investments, at value	$258,075,958
Cash equivalents (Note 2)	10,879,973
Recievable for Fund shares sold	27,984
Recievable for investment securities sold	2,460,872
Dividends and interest recievable	69,556
Reclaims receivable	17,821
Other assets	1,890
Total assets	271,534,054

Liabilities
Payable for investment securities purchased	7,806,766
Payable to Adviser (Note 6)	111,815
Payable to third party administrator (Note 6)	9,363
Accrued chief compliance officer fees (Note 6)	833
Accrued Trustees’ fees and expenses (Note 6)	5,000
Other accrued expenses	16,190
Total liabilities	7,949,967
Net Assets	$263,584,087

Net Assets Consist of:
Paid-in capital	$229,240,826
Accumulated earnings	34,343,261
Net Assets	$263,584,087

Shares of Beneficial Interest Outstanding	8,200,000

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)	$32.14

See Notes to Financial Statements.
2	| www.cisbh.com/funds/etf

Segall Bryant & Hamill Select Equity ETF	Statement of Operations
For the Six Months Ended June 30, 2025 (Unaudited)

Investment Income
Dividend income	$918,467
Interest income	98,087
Foreign taxes withheld	(19,301)
Tax reclaims received	7,979
Total Income	1,005,232

Expenses
Management fees (Note 6)	678,194
Administration fees (Note 6)	64,466
Trustees’ fees and expenses (Note 6)	19,244
Legal fees	11,589
Shareholder reporting expenses	11,227
Audit and tax preparation fees	8,365
Custodian fees	6,510
Transfer agent fees (Note 6)	5,000
Chief compliance officer fees (Note 6)	5,000
Registration and filing fees	4,264
Independent pricing servicing fees	808
Other	21,234
Total expenses before waivers/reimbursements	835,901
Expenses waived by Advisor	(28,017)
Net expenses	807,884
Net Investment Income (Loss)	197,348

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	(237,803)
Net realized gains (losses) on in-kind transactions (Note 9)	3,493,872
Net change in unrealized appreciation (depreciation) on investments	(7,694,019)
Net Realized and Unrealized Gains (Losses)	(4,437,950)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(4,240,602)

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	3

Segall Bryant & Hamill Select Equity ETF	Statements of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations
Net investment income (loss)	$197,348	$403,352
Net realized gains (losses)	3,256,069	(1,328,943)
Change in unrealized appreciation (depreciation)	(7,694,019)	36,903,323
Net increase (decrease) in net assets resulting from operations	(4,240,602)	35,977,732

Distributions to Shareholders (Note 5)	—	(284,229)

Beneficial Interest Transactions (Note 4)
Shares sold	23,792,863	165,365,352
Cost of shares redeemed	(13,703,260)	—
Net increase (decrease) resulting from beneficial interest transactions	10,089,603	165,365,352
Total net increase (decrease) in net assets	5,849,001	201,058,855

Net Assets
Beginning of period	257,735,086	56,676,231
End of period	$263,584,087	$257,735,086

See Notes to Financial Statements.
4	| www.cisbh.com/funds/etf

Segall Bryant & Hamill Select Equity ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Period Ended December 31, 2023(a)
Net asset value, beginning of period	$32.79		$26.36	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.02		0.07	0.10
Net realized and unrealized gains (losses) on investments	(0.67)		6.40	1.28
Total from investment operations	(0.65)		6.47	1.38

Variable transaction fees (Note 7)(b)	0.00	(c)	0.00 (c)	0.01

Less dividends and distributions:
Distributions from net investment income	—		(0.04)	(0.03)
Net asset value, end of period	$32.14		$32.79	$26.36
Market price, end of period	$32.14		$32.78	$26.36

Total Return	(1.98	)%(d)	24.53%	5.57	%(d)
Total Return at Market(e)	(1.95	)%(d)	24.49%	5.57	%(d)

Ratios and Supplemental Data
Net assets, end of period (in 000’s)	$263,584		$257,735	$56,676

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.65	%(f)	0.65%	0.65	%(f)
Without fee waivers/reimbursements	0.67	%(f)	0.71%	1.81	%(f)
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.16	%(f)	0.24%	1.15	%(f)
Without fee waivers/reimbursements	0.14	%(f)	0.18%	(0.01	)%(f)
Portfolio turnover rate(g)	72	%(d)	90%	13	%(d)

(a)	Represents the period from the commencement of operations (August 29, 2023) through December 31, 2023.
(b)	Calculated using the average shares method.
(c)	Amount rounds to less than $0.01.
(d)	Total return and portfolio turnover are not annualized for periods less than one full year.
(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See Notes to Financial Statements.
Financial Statements | June 30, 2025 |	5

Segall Bryant & Hamill Select Equity ETF	Notes to Financial Statements
June 30, 2025 (Unaudited)

1. ORGANIZATION

Segall Bryant & Hamill Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The Segall Bryant & Hamill Select Equity ETF is represented by a single class of beneficial interest of the Trust, which is organized as a Massachusetts business trust. The Fund commenced operations on August 29, 2023. Other series of the Trust are not included in this report.

The Fund’s investment objective is long-term capital appreciation.

Shares are listed and traded on NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). Shares trade in the secondary market at market prices that may differ from the shares’ NAV. Other than Authorized Participants, investors will not be able to purchase or redeem shares directly with or from the Fund. Instead, most investors will buy and sell shares in the secondary market through a broker.

The Fund is a non-diversified portfolio of the Trust for the purposes of the 1940 Act.

The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the Adviser. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM using the information presented in the financial statements and financial highlights.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company for financial reporting purposes. The following policies are in conformity with accounting principles generally accepted in the United States of America for investment companies, under Accounting Standards Codification Topic 946 – Financial Services – Investment Companies.

New Accounting Pronouncement – In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”): Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management is evaluating the impacts of these changes on the Fund’s financial statements.

Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities in the financial statements. The actual results could differ from those estimates.

Cash Equivalents – The Fund subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight demand deposits with a branch of a pre-approved commercial bank. This fully automated program allows the Fund to earn interest on cash balances. As of June 30, 2025, the interest rate was 3.68%, and the cash equivalents balance reflected on the Statement of Assets and Liabilities represents the amount participating in the BBH CMS.

Investment Valuation – All securities of the Fund are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Fund in the event that the NYSE does not open for business because of an emergency.

The Adviser is the Fund’s valuation designee responsible for carrying out pricing and valuation duties in accordance with the Adviser’s Valuation Procedures pursuant to Rule 2a-5 under 1940 Act.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by the valuation designee with procedures approved by the Trust’s Board of Trustees (the “Board”) as noted above. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

6	| www.cisbh.com/funds/etf

Segall Bryant & Hamill Select Equity ETF	Notes to Financial Statements
June 30, 2025 (Unaudited)

Federal Income Taxes – No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

As of and during the six months ended June 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or penalties.

Common Expenses – Expenses of the Trust not attributable solely to a specific fund of the Trust are allocated among the funds based on the relative net assets of the funds or based on the nature of the expense and its relative applicability to the funds.

Security Transactions and Related Investment Income – For financial reporting purposes, the Fund’s investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, included in dividend income, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, net of reclaims, and foreign capital gains taxes, if any, have been recorded in accordance with the Fund’s understanding of the applicable country’s rules and tax rates. Interest income is accrued as earned. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

3. CERTAIN INVESTMENTS AND ASSOCIATED RISKS

For information regarding the risks associated with investments in the Fund, see the Fund’s Prospectus and Statement of Additional Information.

4. SHARES OF BENEFICIAL INTEREST

On June 30, 2025 there was an unlimited number of no par value shares of beneficial interest authorized for the Fund. Transactions in shares of beneficial interest were as follows:

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Shares Sold	760,000	5,710,000
Less Shares Redeemed	(420,000)	—
Net Increase (Decrease)	340,000	5,710,000

5. TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

Distributions – The Fund will distribute any net investment income and any net capital gains, if any, at least annually typically during the month of December. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. The Fund may make additional distributions if it deems it desirable at another time during the year.

The tax character of the distributions paid during the periods ended June 30, 2025 and December 31, 2024 is as follows:

Period Ended	Ordinary Income*	Return of Capital	Long-Term Capital Gains
6/30/2025	$—	$—	$—
12/31/2024	$284,229	$—	$—

*	Ordinary income distributions for federal income tax purposes includes distributions from net investment income and short-term capital gains.

Financial Statements | June 30, 2025 |	7

Segall Bryant & Hamill Select Equity ETF	Notes to Financial Statements
June 30, 2025 (Unaudited)

As of June 30, 2025, net unrealized appreciation (depreciation) on investments based on federal tax cost was as follows:

Tax cost of portfolio investments	$226,187,633
Gross unrealized appreciation	33,461,410
Gross unrealized depreciation	(1,573,085)
Net unrealized appreciation (depreciation) on investments	$31,888,325

The difference between book and tax differences is attributable primarily to wash sales and tax treatment of real estate investments.

As of December 31, 2024 the components of distributable earnings on a tax basis was as follows:

Accumulated capital and other losses	$(1,365,209)
Net unrealized appreciation (depreciation) on investments	39,949,072
Distributable earnings	$38,583,863

Under current law, capital losses maintain character as short-term or long-term and are carried forward to the next tax year without expiration. As of December 31, 2024, the following amounts are available as carry forwards to offset net capital gains realized in the current and future tax years:

Short-Term	Long-Term
$1,365,209	$—

The Fund recharacterizes distributions received from Real Estate Investment Trust (“REIT”) investments based on information provided by the REIT into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year.

6. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into an advisory agreement with the Adviser for the Fund. The advisory agreement has been approved by the Board.

Pursuant to its advisory agreement with the Trust, the Adviser is entitled to management fees, based on the average net assets of the Fund, computed daily and payable monthly at the annual rate of 0.55% of average daily net assets.

Ultimus Fund Solutions LLC (“Ultimus”) and the Adviser serve as the Fund’s co-administrators (“Co-Administrators”). Ultimus and the Adviser are entitled to receive a total fee from the Fund for their administrative services computed daily and payable monthly based on the average net assets of the Trust. The Adviser receives a portion that is calculated based on 0.01% on the average daily net assets of the Trust.

The administrative fees are allocated to the Fund based upon the Fund’s relative proportion of the Trust’s net assets, subject to certain minimums, and are disclosed in the Statement of Operations. During the six months ended June 30, 2025, the Adviser and Ultimus received $12,331 and $52,135, respectively, for their services to the Fund.

Until at least April 30, 2026, the Adviser has contractually agreed to waive the management and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, class action reclaim fees, tax reclaim fees and extraordinary expenses), so that the ratio of expense to average net assets as reported in the Fund’s Financial Highlights will be no more than 0.65%. These amounts are not subject to recapture in future periods. During the six months ended June 30, 2025, the Adviser waived $28,017 of its management fees.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser for acting as principal underwriter.

Certain officers of the Fund are also officers of the Adviser and Ultimus.

The Trust has appointed a Chief Compliance Officer who is also an employee of the Adviser. The Trust has agreed to have the Fund pay the portion of his compensation attributable for services rendered as the Trust’s Chief Compliance Officer.

8	| www.cisbh.com/funds/etf

Segall Bryant & Hamill Select Equity ETF	Notes to Financial Statements
June 30, 2025 (Unaudited)

The Trust has a Trustee Deferred Compensation Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees. Under the Deferral Plan, Trustee fees are paid and invested directly into shares of funds that are series of the Trust that are elected by the Trustees in the Deferral Plan. There is no future liability related to the balance in the Deferral Plan as such amounts are paid directly out of the respective capital accounts of the elected funds. The amount paid to the Trustees under the Deferral Plan will be determined based upon the performance of the elected funds. The balance in the Deferral Plan for the Trust as a whole as of June 30, 2025 is $1,023,799.

7. CAPITAL SHARES TRANSACTIONS

The Fund issues and redeems shares at net asset value per share (“NAV”) only in large blocks known as “Creation Units” of 10,000 shares. Only Authorized Participants (“APs”) or transactions done through an AP are permitted to purchase or redeem Creation Units from the Fund. An AP is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, where Creation Units are issued in exchange for a basket of securities with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances. Realized gains (losses) resulting from in-kind redemption of shares, if any, are reflected separately on the Statement of Operations.

The Fund charges APs standard creation and redemption transaction fees (“Transaction Fees”) to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation transaction fee is charged to the AP on the day such AP creates a Creation Unit and is the same regardless of the number of Creation Units purchased by the AP on the applicable business day. Similarly, the standard redemption transaction fee is charged to the AP on the day such AP redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the AP on the applicable business day.

Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to cash transactions (which may, in certain instances, be based on a good faith estimate of transaction costs). For the six months ended June 30, 2025, the Fund received $8,000 in transaction fees.

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Change for Cash Purchases*
$250	2.00%

*	As a percentage of the amount invested.

8. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuation measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

1)	Level 1 – Unadjusted Quoted Prices in active markets for identical investments

2)	Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

3)	Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

Financial Statements | June 30, 2025 |	9

Segall Bryant & Hamill Select Equity ETF	Notes to Financial Statements
June 30, 2025 (Unaudited)

The following is a summary of the Fund’s investments and other financial instruments (if any) and the inputs used to value the investments and other financial instruments as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks	$258,075,958	$—	$—	$258,075,958
Total	$258,075,958	$—	$—	$258,075,958

The fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended June 30, 2025.

9. PURCHASES AND SALES OF INVESTMENTS

During the six months ended June 30, 2025 cost of purchases and proceeds from sales of investment securities, other than in-kind transactions and short-term investments, were $177,504,201 and $177,189,827, respectively. Purchases and sales of in-kind transactions for the six months ended June 30, 2025 were $23,358,719 and $13,455,769, respectively. There were realized gains of $3,493,872 from in-kind transactions during the six months ended June 30, 2025.

10. INDEMNIFICATIONS

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated.

11. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except as follows:

On August 12, 2025, MC Accelerate Co-Invest LP, an entity managed by Mubadala Capital Management UK LLP (“Mubadala Capital”), indirectly, via Accelerate Holdings Corp., acquired all the outstanding shares of CI Financial Corp. (“CI”), the parent company of the Adviser (the “Transaction”). CI will continue to operate with its current structure and management team and will be independent of Mubadala Capital’s other portfolio businesses. In addition, there are no plans to make any changes to the Fund resulting from the Transaction.

10	| www.cisbh.com/funds/etf

Segall Bryant & Hamill Select Equity ETF	Additional Information
June 30, 2025 (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the Statement of Operations included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At its meeting on February 12-13, 2025 (the “Meeting”), the Board of Trustees of the Trust (the “Board”) evaluated, among other things, the proposed acquisition of CI Financial Corp. (“CI Financial”) the parent company of Segall Bryant & Hamill, LLC (“SBH”) by Accelerate Holdings, a company ultimately controlled by Mubadala Capital (the “Transaction”)(Mubadala and Accelerate Holdings collectively, the “Acquiror”), and discussed whether approving the new Investment Advisory Agreement between SBH and the Trust on behalf of Segall Bryant & Hamill Select Equity ETF (the “Fund”) (the “New Agreement”) would be in the best interests of the Fund’s shareholders. At the Meeting and throughout the consideration process, the Board, including a majority of the Independent Trustees, was advised by its independent legal counsel.

In their consideration of the New Agreement for the Fund, the Board of Trustees and its counsel reviewed materials furnished by SBH and communicated with senior representatives of SBH and CI Financial, the parent company of SBH, being taken private as part of the Transaction, regarding the personnel and operations of the Acquiror. The Board of Trustees also reviewed the material terms of the New Agreement and considered the possible effects of the Transaction and New Agreement on the Fund and its shareholders.

During the Meeting, representatives of SBH and CI Financial indicated their belief that the Transaction would not adversely affect the continued operation of the Fund and described the ability of SBH to provide the same level of advisory services to the Fund before and after the consummation of the Transaction. Those representatives indicated that they believed that the Transaction may provide certain benefits to the Fund but also indicated that there could be no assurance as to any particular benefits that may result.

In connection with the Board’s recommendation that shareholders of the Fund approve the New Agreement, the Board of Trustees considered, among others, the following factors, but without identifying any single factor as all-important or controlling:

(i)	the assurances from SBH and CI Financial that the manner in which the Fund’s assets are managed will not change in any material manner, that the personnel who currently manage the Fund’s assets will remain substantially the same after the Transaction, and that there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund;

(ii)	the fact that the material terms of the New Agreement are the same in all material respects to the material terms of the current investment advisory agreement between SBH and the Trust on behalf of the Fund (the “Current Agreement”);

(iii)	the agreement by SBH to cause the Fund’s current contractual fee waiver/expense reimbursement arrangement to continue through at least April 30, 2027;

(iv)	the history, reputation, qualifications and background of SBH and its respective key personnel;

(v)	the fact that shareholders of the Fund will not bear any costs in connection with the Transaction, insofar as SBH has agreed to pay such expenses, including proxy solicitation expenses;

(vi)	other information provided by representatives of SBH and CI Financial regarding the anticipated impact of the Transaction, including with respect to the operational, administrative and compliance services expected to be provided to the Fund; and

(vii)	other factors described in greater detail below.

It was noted that the 1940 Act requires that the Board review the Fund’s advisory contract and consider whether to approve it and, as required, to recommend that shareholders approve it. It was also noted that SBH informed the Trustees via email on November 26, 2024, which was the day following the public announcement, that CI Financial had entered into a definitive agreement with Accelerate to take CI Financial private.

Financial Statements | June 30, 2025 |	11

Segall Bryant & Hamill Select Equity ETF	Additional Information
June 30, 2025 (Unaudited)

In anticipation of the Board’s Meeting, and as part of the process to consider the New Agreement with respect to the Fund, legal counsel to the Independent Trustees requested certain information from SBH. In response to these requests, the Independent Trustees received reports from SBH and CI Financial that addressed specific factors to be considered by the Board of Trustees. The Trustees took into consideration the materials provided in connection with its annual review of the Fund’s Current Agreement in the fourth quarter of 2024, as supplemented by additional information provided in connection with the Meeting. The Board also received from counsel a memorandum regarding the Board’s responsibilities pertaining to the approval of advisory contracts in general, as well as with respect to the New Agreement.

As part of its evaluation, the Trustees received and considered information from SBH regarding the general plans and intentions regarding the Fund. The Board also inquired about the plans for, and anticipated roles and responsibilities of, the employees and officers of SBH in connection with the Transaction, including the anticipated senior management structure following the closing date of the Transaction. The Independent Trustees met to consider SBH’s and CI Financial’s recommendations in favor of recommending shareholder approval of the New Agreement with respect to the Fund. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that, in each case, either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to approve the New Agreement. Based on its evaluation, the Board unanimously concluded that the terms of the New Agreement were reasonable and fair and that its approval was in the best interests of the Fund and its shareholders.

In approving SBH to continue serving as investment adviser to the Fund and the fees charged under the New Agreement, the Board concluded that no single factor reviewed by the Board was identified by the Board to be determinative as the principal factor in whether to approve the continuation of the New Agreement with respect to the Fund. The following summary does not identify all the matters considered by the Board but provides a summary of the principal matters the Board considered.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided or to be provided to the Fund under the New Agreement. The Trustees reviewed, among other items, certain background materials supplied by SBH, including its Form ADV.

The Board reviewed and considered SBH’s investment advisory personnel, its history as an asset manager, its performance and the amount of assets currently under management by SBH, and reviewed the qualifications, backgrounds and responsibilities of the management team to be primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also reviewed the research and decision-making processes utilized by SBH, including the methods adopted to seek to achieve compliance with the investment objectives, policies, and restrictions of the Fund. As part of that review, the Board noted that the Investment Review Committee reviews the performance of the Fund on a quarterly basis and the Board discussed with SBH the performance returns achieved over various time frames and the factors leading to that positive or negative, absolute and relative performance, as appropriate. The Board also reviewed accompanying compliance-related materials with respect to the Trust, and not a particular series of the Trust, and noted that they received reports on these services and compliance issues from Trust officers and SBH periodically throughout the year. Taking into account the totality of the information considered, the Board concluded that the nature, extent, and quality of services to be rendered by SBH under the New Agreement were adequate.

Investment Advisory Fee Rate

The Board considered certain information provided regarding the gross investment advisory fee rate paid or to be paid by the Fund, including comparisons against the fee rates of funds in peer groups selected by an independent provider of investment company data. The Board noted that the gross investment advisory fee rate to be paid to SBH by the Fund under the New Agreement was within an acceptable range of its peer group median.

The Board noted the following information regarding the Fund’s gross advisory fee quartile ranking relative to its peer group, where the first quartile includes the funds with the lowest advisory fees in the applicable peer group:

Fund	Class	Gross Advisory Fee	Peer Group Quartile
SBH Select Equity ETF	N/A	0.55%	3rd

Expense Ratios

The Board considered certain information provided regarding the total net expense ratio of the Fund, including comparisons against the net expense ratios of funds in peer groups selected by an independent provider of investment company data. The Board noted that the total net expense ratio for the Fund was near its peer group median.

12	| www.cisbh.com/funds/etf

Segall Bryant & Hamill Select Equity ETF	Additional Information
June 30, 2025 (Unaudited)

The Board noted the following information regarding the Fund’s total net expense ratio quartile ranking relative to its peer group, where the first quartile includes the funds with the lowest total net expense ratios in the applicable peer group:

Fund	Class	Total Net Expense Ratio	Peer Group Quartile
SBH Select Equity ETF	N/A	0.65%	3rd

Investment Performance

The Board considered each of SBH’s performance and reputation generally and its investment techniques, risk management controls and decision-making processes. The Board noted that as a result of the Fund not yet having a full year of performance as of June 30, 2024, the performance information in the report from the independent data provider included SBH’s composite performance for the associated strategy of the Fund over the one-, three-, five-, and ten-year periods and the period since the inception of the strategy utilized by SBH.

Comparable Accounts

The Board received and considered certain information provided by SBH regarding fees charged and types of services provided to certain of its other clients utilizing strategies similar to those employed for the Fund. In particular, the Board received information regarding the typical fee rates and associated breakpoints used by SBH for its strategies.

The Board also noted the limitations of these comparisons given the differences in terms of strategy and processes but determined that, based on the information presented, the comparable account fee rates were not indicative of any unreasonableness with respect to the advisory fee rates to be paid by the Fund.

Adviser Profitability

The Board received a detailed actual and projected profitability analysis with respect to the Fund prepared by SBH based on the fees payable under the New Agreement. The Board was also provided with CI Financial’s audited financial information. The Board also considered SBH’s statements regarding its commitment to the Fund. The Board determined that SBH’s profitability and projected profitability in connection with its management of the Fund is not unreasonable.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund are being or will be passed along to the shareholders. The Board noted SBH’s statements indicating that it has experienced economies of scale in connection with its management of the Fund in light of the expense limitation agreements in effect for the Fund. To the extent available, the Board concluded that the Fund could be expected to share in economies of scale realized by SBH if Fund assets were to increase and potential methods for sharing those economies of scale.

Other Benefits

The Board also reviewed and considered any other benefits derived or to be derived by SBH from its relationship with the Fund, including soft dollar arrangements and publicity related to the Fund.

Conclusions

Taking into account the information considered by the Board at its meetings, the Trustees, including all of the Independent Trustees, concluded that:

●	The nature, extent and quality of services to be rendered by SBH under the New Agreement were adequate;

●	Taking into account the totality of the information presented, the Fund’s gross advisory fee rate was within an acceptable range of its peer group;

●	The total net expense ratio for the Fund was near its peer group median, and, after considering the totality of the information presented by SBH regarding the Fund’s total net expense ratio, the Fund’s total net expense ratios was within an acceptable range of its peer group median;

●	The Fund had not yet achieved a full year of performance history as of June 30, 2024;

Financial Statements | June 30, 2025 |	13

Segall Bryant & Hamill Select Equity ETF	Additional Information
June 30, 2025 (Unaudited)

●	Bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to certain of SBH’s other clients employing strategies comparable to those of the Fund, were not indicative of any unreasonableness with respect to the advisory fee rates to be paid by the Fund; and

●	To the extent available, the Fund could be expected to share in economies of scale to be realized by SBH if Fund assets were to increase.

Based on its evaluation of the aforementioned considerations and taking into account the Transaction-specific factors enumerated above, the Board of Trustees unanimously voted to approve the New Agreement for the Fund, and to recommend to the shareholders of the Fund that they approve the New Agreement.

Board Consideration of the Interim Agreement

In approving the Interim Advisory Agreement between the Trust, on behalf of the Fund, and SBH (the “Interim Agreement”), which will become effective immediately upon the closing of the Transaction pending shareholder approval of the New Agreement, the Trustees, including the Independent Trustees, considered the following factors with respect to the Fund:

Compensation: The compensation to be received under the Interim Agreement is the same compensation as is being received under the Current Agreement; and

Scope and Quality of the Services: The scope and quality of services under the Interim Agreement are the same as those under the Current Agreement.

After further discussion and based upon all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Board unanimously determined that entering into the Interim Agreement was in the best interests of the Fund and its shareholders.

14	| www.cisbh.com/funds/etf

Segall Bryant & Hamill Trustees and Officers (as of August 14, 2025):

Janice M. Teague, Chair

Thomas J. Abood, Trustee

Kathryn A. Burns, Trustee

John A. DeTore, Trustee

Rick A. Pederson, Trustee

James A. Smith, Trustee

Lloyd “Chip” Voneiff, Trustee

Carolyn B. Goldhaber, President

Jasper R. Frontz, Chief Compliance Officer

Jennifer L. Leamer, Treasurer

Daniel Bauer, Asst. Treasurer

Maggie Bull, Secretary

FOR MORE INFORMATION ABOUT SEGALL BRYANT & HAMILL SELECT EQUITY ETF, PLEASE CONTACT:

Segall Bryant & Hamill Funds  |  225 Pictoria Drive, Suite 450  |  Cincinnati, Ohio 45246

Individual Investors: (800) 836-4265  |  Financial Advisors: (800) 734-9738  |  www.cisbh.com/funds/etf

This report has been prepared for Segall Bryant & Hamill Select Equity ETF shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

The Fund is distributed by Northern Lights Distributors, LLC

(b)	Included in Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7(a).

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included in Item 7(a).

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7(a).

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7(a).

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CRF 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30.a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEGALL BRYANT & HAMILL Trust

By (Signature and Title)*		/s/ Carolyn B. Goldhaber
Carolyn B. Goldhaber, President/Principal Executive Officer

Date	September 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Carolyn B. Goldhaber
Carolyn B. Goldhaber, President/Principal Executive Officer

Date	September 9, 2025

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer/Principal Financial Officer

Date	September 9, 2025

*	Print the name and title of each signing officer under his or her signature.